     As filed with the Securities and Exchange Commission on March 31, 2005

                                    Securities Act Registration No. ____________



                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-effective Amendment No. _______ Post-effective Amendment No. ______
                        (Check appropriate box or boxes)

                              AIM INVESTMENT FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               11 Greenway Plaza, Suite 100, Houston, Texas 77046
               --------------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:             Copy to:

KEVIN M. CAROME, ESQUIRE                  MARTHA J. HAYS, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1735 Market Street
Suite 100                                 51st Floor
Houston, TX 77046                         Philadelphia, PA 19103

        Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

        It is proposed that this Registration Statement will become effective on May 3, 2005, pursuant to Rule 488.

        The titles of the securities being registered are Class A, Class B, Class C and Investor Class shares of AIM Global Health Care Fund. No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

(A I M LOGO)

                            AIM HEALTH SCIENCES FUND,
                         A PORTFOLIO OF AIM SECTOR FUNDS

                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173

                                                                    May __, 2005

Dear Shareholder:

         We are seeking your approval of an Agreement and Plan of Reorganization (the "Agreement") that provides for the sale of the assets of AIM Health Sciences Fund (the "Fund") to AIM Global Health Care Fund ("Buying Fund"). This transaction will result in the combination of the two funds. You will receive shares of Buying Fund in connection with the transaction if shareholders approve it.

         A I M Advisors, Inc. ("AIM"), the investment advisor to the AIM Funds, conducted a review of the funds and concluded that it would be appropriate to consolidate certain funds. The funds identified for consolidation include certain smaller and less efficient funds that compete for limited shareholder assets and certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AIM recommended, and your Board of Trustees approved, be consolidated with Buying Fund. The attached Proxy Statement and Prospectus seeks your approval of this consolidation.

         The enclosed Proxy Statement and Prospectus describes the proposed combination and compares, among other things, the investment objectives and strategies, operating expenses and performance history of your Fund and Buying Fund. You should review the enclosed materials carefully.

         After careful consideration, the Board of Trustees of AIM Sector Funds has approved the Agreement and proposed combination. They recommend that you vote FOR the proposal.

         Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) __________. You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, [SOLICITATION FIRM], reminding you to vote.

Sincerely,

/s/ Robert H. Graham

Robert H. Graham
President

                            AIM HEALTH SCIENCES FUND,
                         A PORTFOLIO OF AIM SECTOR FUNDS

                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 28, 2005

         We cordially invite you to attend our Special Meeting of Shareholders to:

         1. Approve an Agreement and Plan of Reorganization (the "Agreement") under which all of the assets of AIM Health Sciences Fund (the "Fund"), an investment portfolio of AIM Sector Funds ("Trust"), will be transferred to AIM Global Health Care Fund ("Buying Fund"), an investment portfolio of AIM Investment Funds ("Buyer"). Buying Fund will assume the liabilities of the Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of the Fund.

         2. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

         We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on June 28, 2005, at 3:00 p.m., Central Time.

         Shareholders of record as of the close of business on April 22, 2005 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

         WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF TRUST. YOU MAY ALSO VOTE BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF TRUST OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

/s/ Kevin M. Carome

Kevin M. Carome
Secretary

May    , 2005

    AIM HEALTH SCIENCES FUND,                      AIM GLOBAL HEALTH CARE FUND,
         A PORTFOLIO OF                                   A PORTFOLIO OF
        AIM SECTOR FUNDS                               AIM INVESTMENT FUNDS
  11 GREENWAY PLAZA, SUITE 100                     11 GREENWAY PLAZA, SUITE 100
    HOUSTON, TEXAS 77046-1173                        HOUSTON, TEXAS 77046-1173
         (800) 347-4246                                   (800) 347-4246

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                                  MAY __, 2005

         This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of AIM Health Sciences Fund. The Special Meeting will be held on June 28, 2005. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about May __, 2005 to all shareholders entitled to vote.

         At the Special Meeting, we are asking shareholders of AIM Health Sciences Fund (your "Fund") to consider and approve an Agreement and Plan of Reorganization (the "Agreement") that provides for the reorganization of your Fund, an investment portfolio of AIM Sector Funds ("Trust"), with AIM Global Health Care Fund ("Buying Fund"), an investment portfolio of AIM Investment Funds ("Buyer") (the "Reorganization").

         Under the Agreement, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

         The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

         The Board of Trustees of Trust (the "Board") has approved the Agreement and the Reorganization as being advisable and in the best interests of your Fund.

         Trust and Buyer are both registered open-end management investment companies that issue their shares in separate series. Your Fund is a series of Trust and Buying Fund is a series of Buyer. A I M Advisors, Inc. ("AIM") serves as the investment advisor to both your Fund and Buying Fund. AIM is a wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

         The investment objectives of Buying Fund and your Fund are similar. Buying Fund seeks long-term growth of capital while your Fund seeks growth of capital. See "Comparison of Investment Objectives and Principal Strategies."

         This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Agreement. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/Prospectus for future reference.

         The Prospectus of your Fund dated July 30, 2004 (the "Selling Fund Prospectus"), together with the related Statement of Additional Information dated July 30, 2004, are on file with the Securities and Exchange Commission (the "SEC"). The Selling Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus. The Prospectus of Buying Fund dated February 28, 2005, (the "Buying Fund Prospectus"), and the related Statement of Additional Information dated February 28, 2005, and the Statement of Additional Information relating to the Reorganization dated May __, 2005, are on file with the SEC. The Buying Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus and a copy of the Buying Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The Statement of Additional Information relating to the Reorganization dated May __, 2005, also is incorporated by reference into this Proxy Statement/Prospectus. The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Trust and Buyer.

         Copies of the Buying Fund Prospectus and the Selling Fund Prospectus and the related Statements of Additional Information are available without charge by writing to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 959-4246. Additional information about your Fund and Buying Fund may be obtained on the internet at www.aiminvestments.com.

         Trust has previously sent to shareholders the most recent annual report for your Fund, including financial statements, and the most recent semi-annual report succeeding the annual report, if any. If you have not received such report(s) or would like to receive an additional copy, please contact A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 959-4246. Such report(s) will be furnished free of charge.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
    UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY
           REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----
INTRODUCTION......................................................................................................1
SUMMARY...........................................................................................................1
         The Reorganization.......................................................................................1
         Comparison of Investment Objectives and Principal Strategies.............................................2
         Comparison of Performance................................................................................3
         Comparison of Fees and Expenses..........................................................................3
         Comparison of Multiple Class Structures..................................................................4
         Comparison of Sales Charges..............................................................................4
         Comparison of Distribution and Purchase and Redemption Procedures........................................5
         The Board's Recommendation...............................................................................5
RISK FACTORS......................................................................................................5
         Risks Associated with Buying Fund........................................................................5
         Comparison of Risks of Buying Fund and Your Fund.........................................................6
INFORMATION ABOUT BUYING FUND.....................................................................................6
         Description of Buying Fund Shares........................................................................6
         Management's Discussion of Fund Performance..............................................................6
         Financial Highlights.....................................................................................6
ADDITIONAL INFORMATION ABOUT THE AGREEMENT........................................................................7
         Terms of the Reorganization..............................................................................7
         The Reorganization.......................................................................................7
         Board Considerations.....................................................................................7
         Other Terms..............................................................................................9
         Federal Income Tax Consequences.........................................................................10
         Accounting Treatment....................................................................................11
RIGHTS OF SHAREHOLDERS...........................................................................................11
CAPITALIZATION...................................................................................................11
LEGAL MATTERS....................................................................................................12
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND...........................................................12
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION....................................................12
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING.................................................................13
         Proxy Statement/Prospectus..............................................................................13
         Time and Place of Special Meeting.......................................................................13
         Voting in Person........................................................................................13
         Voting by Proxy.........................................................................................13
         Voting by Telephone or the Internet.....................................................................14
         Quorum Requirement and Adjournment......................................................................14
         Vote Necessary to Approve...............................................................................14
         Proxy Solicitation......................................................................................14
         Other Matters...........................................................................................14
         Ownership of Shares.....................................................................................14

EXHIBIT A.........................Classes of Shares of Your Fund and Corresponding Classes of Shares of Buying Fund
EXHIBIT B....................................................Comparison of Performance of Your Fund and Buying Fund
EXHIBIT C..................................................................Comparison Fee Table and Expense Example
EXHIBIT D .............................................Shares Outstanding of Each Class of Your Fund on Record Date
EXHIBIT E .........................................................................Ownership of Shares of Your Fund
EXHIBIT F .......................................................................Ownership of Shares of Buying Fund


APPENDIX I ......................................................Agreement and Plan of Reorganization for Your Fund
APPENDIX II ..............................................................................Prospectus of Buying Fund

APPENDIX III ..............................................................Discussion of Performance of Buying Fund

         THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTMENTS, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA, INVEST WITH DISCIPLINE, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(k), AIM INVESTMENTS AND DESIGN AND YOUR GOALS. OUR SOLUTIONS ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN AND MYAIM.COM ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC. AIM TRIMARK IS A SERVICE MARK OF A I M MANAGEMENT GROUP INC. AND AIM FUNDS MANAGEMENT INC.

         No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

         During 2003 and 2004, AMVESCAP, the parent company of AIM, undertook an integration initiative with respect to its United States mutual fund operations. Among other things, AMVESCAP's integration initiative included the establishment of a single distributor for all AMVESCAP U.S. mutual funds, the integration of back office support for AMVESCAP's U.S. mutual funds, the allocation of primary responsibility for investment advisory, administrative, accounting, and legal and compliance services for all of AMVESCAP's U.S. mutual funds to AIM and streamlining the various mutual funds offered by AMVESCAP's subsidiaries in the U.S.

         Since completion of the AMVESCAP integration initiative, AIM has undertaken an extensive review of its U.S. mutual fund offerings and has concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. The Reorganization is part of a number of fund Reorganizations AIM is proposing as a result of this review process. AIM believes that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

                                     SUMMARY

         The Board, including the independent trustees, has determined that the Reorganization is advisable and in the best interests of your Fund and that the interests of the shareholders of your Fund will not be diluted as a result of the Reorganization. Your Fund and Buying Fund invest in similar securities and are managed by the same portfolio managers. The Board believes that a larger combined fund should have greater market presence and may result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and trustee expenses, will be spread over the greater assets of the combined fund. In addition, Buying Fund's performance track record is better than your Fund's and the combined fund's total annual operating expenses are expected to be lower than your Fund's current total annual operating expenses. For additional information concerning the factors the Board considered in approving the Agreement, see "Additional Information About the Agreement -- Board Considerations."

         The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Agreement. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATION

         The Reorganization will result in the combination of your Fund with Buying Fund. Your Fund is a series of Trust, a Delaware statutory trust. Buying Fund is a series of Buyer, also a Delaware statutory trust.

         If shareholders of your Fund approve the Agreement and other closing conditions are satisfied, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund, and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A. For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Agreement -- Other Terms."

         The shares of Buying Fund issued in the Reorganization will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your shareholder's account with Buying Fund immediately after the Reorganization will be the same as the value of your shareholder's account with your Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreement."

         Trust and Buyer will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization. See "Additional Information About the Agreement -- Federal Income Tax Consequences."

         No sales charges will be imposed in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

         Your Fund and Buying Fund pursue similar investment objectives. Your Fund seeks growth of capital while Buying Fund seeks long-term growth of capital. Your Fund and Buying Fund also invest in similar types of securities. As a result, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund.

         The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of your Fund and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

               AIM HEALTH                                               AIM GLOBAL HEALTH
             SCIENCES FUND                                                  CARE FUND
              (YOUR FUND)                                                 (BUYING FUND)
-----------------------------------------                  -------------------------------------------------
                                            INVESTMENT OBJECTIVE

o        Growth of capital.                                o        Long-term growth of capital.

                                            INVESTMENT STRATEGIES

o        Invests, normally, at least 80% of its            o        Invests, normally, at least 80% of its
         net assets in equity securities and                        assets in securities of health care
         equity-related instruments of companies                    industry companies.
         that develop, produce, or distribute
         products or services related to health
         care.

o        A health care company must meet at least          o        The fund considers a health care industry
         one of the following tests:                                company to be one that: derives at least
         at least 50% of its gross income or its                    50% of its revenues or earnings from
         net sales must come from activities in                     health care activities; or devotes at
         the health sciences sector;                                least 50% of its assets to such
         at least 50% of its assets must be devoted                 activities, based on its most recent
         to producing revenues from the health                      fiscal year.
         sciences sector; or
         based on other available information,
         the investment advisor must determine
         that its primary business is within the
         health sciences sector.

o        Health care companies include, but are            o        Health care industry companies include
         not limited to, medical equipment or                       those that design, manufacture, or sell
         supplies, pharmaceuticals, biotechnology,                  products or services used for or in
         and health care providers and services                     connection with health care or medicine,
         companies.                                                 such as pharmaceutical companies,
                                                                    biotechnology research firms, companies
                                                                    that sell medical products, and companies
                                                                    that own or operate health care
                                                                    facilities.

o        Focuses on leading players in                     o        Portfolio managers allocate the fund's
         fast-growing therapeutic areas or                          assets among securities of countries and
         companies on the verge of exciting                         in currency denominations that are
         medical breakthroughs. Leading players in                  expected to provide the best
         the health care industry include                           opportunities for meeting the fund's
         companies with strong, commercially                        investment objective. In analyzing
         successful products as well as promising                   specific companies for possible
         product pipelines. May invest in both                      investment, portfolio managers ordinarily
         well-established health care firms and                     look for several of the following
         faster-growing, more dynamic entities.                     characteristics: above-average per share
         Well-established health care companies                     earnings growth; high return on invested
         typically provide liquidity and earnings                   capital; a healthy balance sheet; sound
         visibility for the portfolio and                           financial and accounting policies and
         represent core holdings. May also invest                   overall financial strength; strong
         in high growth, earlier stage companies                    competitive advantages; effective
         whose future profitability could be                        research and product development and
         dependent upon increasing market shares                    marketing; development of new
         from one or a few key products.                            technologies; efficient service; pricing
                                                                    flexibility; strong management; and
                                                                    general operating characteristics that
                                                                    will enable the companies to compete
                                                                    successfully in their respective markets.

o        May invest up to 25% of its assets in             o        Will normally invest in the securities of
         securities of non-U.S. issuers.                            companies located in at least three
                                                                    different countries, including the United
                                                                    States, and may invest a significant
                                                                    portion of its assets in the securities
                                                                    of U.S. issuers. However, the fund will
                                                                    invest no more than 50% of its total
                                                                    assets in the securities of issuers in
                                                                    any one country, other than the U.S.

o        No corresponding strategy.                        o        May invest up to 20% of its total assets
                                                                    in companies located in developing
                                                                    countries.

o        No corresponding strategy.                        o        May invest up to 5% of its total assets
                                                                    in lower-quality debt securities, i.e.
                                                                    "junk bonds."

COMPARISON OF PERFORMANCE

         A bar chart showing the annual total returns for calendar years ended December 31 for Investor Class shares of your Fund and for Class A shares of Buying Fund can be found at Exhibit B. Also included as part of Exhibit B is a table showing the average annual total returns for the periods indicated for your Fund and Buying Fund. For more information regarding the total return of your Fund, see the "Financial Highlights" section of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference. For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

COMPARISON OF FEES AND EXPENSES

         A comparison of shareholder fees and annual operating expenses of each class of shares of your Fund and Buying Fund, as of March 31, 2004 and October 31, 2004, respectively, expressed as a percentage of net assets ("Expense Ratio"), can be found at Exhibit C. Pro forma estimated Expense Ratios, based on historical data at a specified date and related projected data, for each class of shares of Buying Fund after giving effect to the Reorganization are also provided as part of Exhibit C.

         AIM has contractually agreed to waive its advisory fees for the period January 1, 2005, through December 31, 2009, to implement a uniform fee schedule for Buying Fund. To the extent the uniform fee schedule results in advisory fees lower than the advisory fees of Buying Fund, AIM has agreed to waive the difference in advisory fees applicable to Buying Fund through December 31, 2009.

         In connection with the Reorganization, AIM proposed to permanently reduce the investment advisory fee applicable to Buying Fund. Accordingly, effective on the closing of the Reorganization, the Board of Buying Fund has approved an amendment to the investment advisory fee schedule applicable to Buying Fund such that AIM will receive a monthly fee calculated at the following annual rates, based on the average daily net assets of Buying Fund:

            Annual Rate                          Net Assets
            -----------                          ----------
              0.75%                           First $350 million
              0.65%                           Next $350 million
              0.55%                           Next $1.3 billion
              0.45%                           Next $2 billion
              0.40%                           Next $2 billion
              0.375%                          Next $2 billion
              0.35%                           Excess over $8 billion

This results in an investment advisory fee schedule applicable to Buying Fund after the Reorganization, that is the same as the investment advisory fee currently applicable to your Fund and that is the same as or lower than the uniform fee schedule applicable to Buying Fund at all asset levels.

COMPARISON OF MULTIPLE CLASS STRUCTURES

         A comparison of the share classes of your Fund that are currently available to investors and the corresponding share class of Buying Fund that shareholders of your Fund will receive in the Reorganization can be found at Exhibit A. For information regarding the features of each of the share classes of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES

         No sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization. No redemption of your Fund's shares that could cause the imposition of a contingent deferred sales charge ("CDSC") will result in connection with the Reorganization. The holding period for purposes of determining whether to charge a CDSC upon redemptions of shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization will begin at the time your Fund's shares were originally purchased.

         Holders of Class K shares of your Fund will receive Class A shares of Buying Fund in the Reorganization. After the Reorganization, such shareholders will be able to purchase additional Class A shares of Buying Fund without the imposition of an initial sales charge or a CDSC.

         The chart below provides a summary for comparison purposes of the initial sales charges and CDSCs applicable to each class of shares of your Fund and Buying Fund. The fee tables at Exhibit C include comparative information about maximum initial sales charges on purchases of Class A shares of your Fund and Buying Fund and the maximum CDSC on redemptions of certain classes of shares of your Fund and Buying Fund. For more detailed information on initial sales charges, including volume purchase breakpoints and waivers, and reductions of CDSCs over time, see the Selling Fund Prospectus and the Buying Fund Prospectus and the related Statements of Additional Information.

            CLASS A                          CLASS B                          CLASS C
o    subject to an initial       o    not subject to an            o    not subject to an
     sales charge*                    initial sales charge              initial sales charge

o    may be subject to a         o    subject to a CDSC on         o    subject to a CDSC on
     CDSC on redemptions made         certain redemptions               certain redemptions
     within 12 or 18 months
     from the date of certain
     purchases

              CLASS K                       INVESTOR CLASS
         (YOUR FUND ONLY)
o    not subject to an initial       o    not subject to an
     sales charge                         initial sales charge

o    not subject to a CDSC           o    not subject to a
                                          CDSC

----------------

* Your Fund and Buying Fund waive initial sales charges on Class A shares for certain categories of investors, including certain of their affiliated entities and certain of their employees, officers and trustees and those of their investment advisor.

         The CDSC on redemptions of shares of Buying Fund is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions.

COMPARISON OF DISTRIBUTION AND PURCHASE AND REDEMPTION PROCEDURES

         Shares of your Fund and Buying Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM.

         Your Fund and Buying Fund have adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of the shares of each of their respective classes. Distribution fees are payable to AIM Distributors for distribution services. The fee tables at Exhibit C include comparative information about the distribution and service fees payable by each class of shares of your Fund and Buying Fund. Overall, each class of shares of Buying Fund will have the same or lower aggregate distribution and service fees as the corresponding class of shares of your Fund.

         The purchase and redemption procedures of your Fund and Buying Fund are substantially the same. For information regarding the purchase and redemption procedures of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

THE BOARD'S RECOMMENDATION

         The Board, including the independent trustees, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

         The following is a discussion of the principal risks associated with Buying Fund.

         There is a risk that you could lose all or a portion of your investment in Buying Fund. The value of your investment in Buying Fund will go up and down with the prices of the securities in which Buying Fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

         The value of the fund's shares is particularly vulnerable to factors affecting the health care industry, such as substantial government regulations. Government regulation may impact the demand for products and services offered by health care companies. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations. Because the fund focuses its investments in the heath care industry, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

         The prices of foreign securities may be further affected by other factors, including: (1) currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded; (2) political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries;
(3) regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies; and (4) markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

         These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

         An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

         The risks associated with an investment in your Fund are similar to those described above for Buying Fund because of the similarities in their investment objectives and strategies. Set forth below is a discussion of certain risks that differ between Buying Fund and your Fund. You can find more detailed descriptions of specific risks associated with your Fund in the Selling Fund Prospectus.

         Your Fund and Buying Fund both invest in health care companies. However, Buying Fund pursues more of a global investment mandate than your Fund. As a result, the risks of investing in foreign securities described above, may be more significant with respect to Buying Fund. In addition, Buying Fund also may invest up to 20% of its total assets in companies located in developing countries. Investing in developing countries may be riskier than investing in U.S. securities markets. Buying Fund may also invest up to 5% of its total assets in "junk bonds," which may be riskier than investing in other types of debt securities.

                          INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

         Shares of Buying Fund are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of Buyer in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Trustees of Buying Fund. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. When issued, shares of Buying Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares at the end of the month which is eight years after the date on which shares were purchased, there are no conversion rights.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

         A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended October 31, 2004 is set forth in Appendix III to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS

         For more information about Buying Fund's financial performance, see the "Financial Highlights" section of the Buying Fund Prospectus that is attached to this Proxy Statement/Prospectus as Appendix II.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATION

         The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATION

         Consummation of the Reorganization (the "Closing") is expected to occur on July 18, 2005, at 8:00 a.m., Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on July 15, 2005 (the "Valuation Date"). At the Effective Time, all of the assets of your Fund will be delivered to Buyer's custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of the liabilities of your Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of your Fund of a number of shares of each corresponding class of Buying Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of your Fund so transferred, assigned and delivered, all determined and adjusted as provided in the Agreement. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.

         In order to ensure continued qualification of your Fund for treatment as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising by reason of undistributed investment company taxable income or net capital gain, Trust will declare on or prior to the Valuation Date to the shareholders of your Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(a) all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended March 31, 2005 and for the short taxable year beginning on April 1, 2005 and ending on the Closing and (b) all of your Fund's net capital gain recognized in its taxable year ended March 31, 2005 and in such short taxable year (after reduction for any capital loss carryforward).

         Buying Fund will proceed with the Reorganization if the shareholders of your Fund approve the Agreement.

         Following receipt of the requisite shareholder vote and as soon as reasonably practicable after the Closing, Trust will redeem the outstanding shares of your Fund from shareholders in accordance with Trust's Agreement and Declaration of Trust, Bylaws and the Delaware Statutory Trust Act.

BOARD CONSIDERATIONS

         AIM initially proposed that the Board consider the Reorganization at an in-person meeting of the Board held on February 24, 2005, at which preliminary discussions of the Reorganization took place. After careful consideration and after weighing the pros and cons of the Reorganization, the Board determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board held on March 22, 2005.

         Over the course of the two Board meetings, the Board received from AIM written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund giving effect to the Reorganization. AIM also provided the Board with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

         In evaluating the Reorganization, the Board considered a number of factors, including:

         o The investment objective and principal investment strategies of your Fund and Buying Fund.

         o The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization.

         o        The comparative performance of your Fund and Buying Fund.

         o        The comparative sizes of your Fund and Buying Fund.

         o The consequences of the Reorganization for Federal income tax purposes, including the treatment of any unrealized capital gains, and capital loss carryforwards, if any, available to offset future capital gains of your Fund and Buying Fund.

         o Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization.

         o The projected financial impact to AIM and its affiliates of the Reorganization.

         AIM proposed the Reorganization as part of an effort to consolidate the AIM Funds' health care fund offerings. In considering the Reorganization, the Board noted that the funds have similar investment objectives, are managed by the same portfolio management team and invest in many of the same securities.

         The Board noted that as of October 1, 2004, Buying Fund's lead portfolio manager, Michael Yellen, became the lead portfolio manager for your Fund. As a consequence, since that date the two funds have been managed using a similar investment process, resulting in significant portfolio overlap between the two funds. As of November 30, 2004, approximately 80% of your Fund's total net assets were invested in securities Buying Fund also owns.

         The Board considered the relative sizes of the two funds and concluded that Buying Fund should be the surviving fund in the Reorganization. As of November 30, 2004, Buying Fund had net assets of approximately $758 million, compared to net assets for your Fund of approximately $891 million. Although your Fund has slightly more assets than Buying Fund, the Board determined that it was appropriate for Buying Fund to be the surviving fund in the Reorganization because Buying Fund has been managed using the investment process that both funds currently utilize for a longer period of time. Therefore, the Board noted that its performance record better reflects the investment process that would be applied to the combined fund.

                  The Board considered the performance of Buying Fund in relation to the performance of your Fund, noting that Buying Fund generally has provided better returns to its shareholders than your Fund. As of November 30, 2004, the comparative performance of Class A shares of Buying Fund and Investor Class shares of your Fund (without sales loads) was as follows:

                          AVERAGE ANNUAL TOTAL RETURNS

                     One        Five        Ten         Since          Inception
                    Year       Years       Years      Inception           Date
                    ----       -----       -----      ---------        ---------
Your Fund           2.65%       0.60%      11.97%      15.50%       January 19, 1984

Buying Fund         7.29%       8.35%      13.24%      12.45%        August 7, 1989

         The Board noted that, in these circumstances where the same team manages both constituent funds, comparing historical performance is less relevant.

         The Board also considered the operating expenses the funds incur. The total annual operating expenses of Buying Fund prior to giving pro forma effect to the Reorganization, as a percentage of average daily net assets, are slightly higher than the total annual operating expenses of your Fund. However, the Board noted that AIM has proposed to reduce the investment advisory fee applicable to the combined fund as described in "SUMMARY -- Comparison of Fees and Expenses."

         At an in-person meeting of the Board on March 22, 2005, the Board approved an amendment to the advisory agreement for Buying Fund to reflect a reduced advisory fee, effective on the Closing. The Board noted that the reduced advisory fee schedule is the same as your Fund's current fee schedule, and is the same as or lower than the applicable uniform fee schedule described above in "SUMMARY -- Comparison of Fees and Expenses." As a result, AIM reported to the Board that, based upon historical data at a specified date and related projected data, on a pro forma basis, the total annual operating expense ratios of Buying Fund Class A, Class B, Class C and Investor class shares are each expected to be approximately 0.05% lower than those of your Fund.

         The Board also noted that, based on historical data at a specified date, it was estimated that Buying Fund would have approximately 1.6 times as much net realized and unrealized built-in gain as a percentage of its net asset value immediately after the Reorganization as your Fund was expected to have immediately before the Reorganization. Capital gain dividends paid upon future realization of these gains would be taxable to the shareholders of Buying Fund, even though they might economically constitute a return of capital exchanged in the Reorganization by the former shareholders of your Fund. The Board further noted that the timing of the realization of such gains was uncertain and could be affected by the performance of the fund's investments subsequent to the Reorganization. The Board also considered that the treatment of these tax attributes can be affected by a variety of factors occurring after the date of the data presented to the Board (both before and after the Closing). As a result, the outcome of these matters is difficult to predict.

         The Board also noted that AIM will bear your Fund's costs and expenses incurred in connection with the Reorganization. Buying Fund will bear its costs and expenses incurred in connection with the Reorganization.

         The Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization.

         Based on the foregoing and the information presented at the two Board meetings discussed above, the Board determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders. Therefore, the Board recommends the approval of the Agreement by the shareholders of your Fund at the Special Meeting.

OTHER TERMS

         If any amendment is made to the Agreement following the mailing of this Proxy Statement/Prospectus and prior to the Closing which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, if an amendment is made which would not have a material adverse effect on shareholders, the Agreement may be amended without shareholder approval by mutual agreement of the parties.

         Trust and Buyer have made representations and warranties in the Agreement that are customary in matters such as the Reorganization. The obligations of Trust and Buyer pursuant to the Agreement are subject to various conditions, including the following mutual conditions:

         o the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

         o Buyer's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

         o the shareholders of your Fund shall have approved the Agreement; and

         o Trust and Buyer shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

         The Board of Trustees of Trust and the Board of Trustees of Buyer may waive without shareholder approval any default by Trust or Buyer or any failure by Trust or Buyer to satisfy any of the above conditions as long as such a waiver is mutual and will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of your Fund. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the shareholders of your Fund do not approve the Agreement or if the Closing does not occur on or before September 30, 2005.

FEDERAL INCOME TAX CONSEQUENCES

         The following is a general summary of the material Federal income tax consequences of each Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

         o the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

         o no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders;

         o no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;

         o no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;

         o the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;

         o the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and

         o Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

         Neither Trust nor Buyer has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to Trust and Buyer as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of Trust and Buyer upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of Trust or Buyer are incorrect in any material respect. A copy of the opinion will be filed with the Securities and Exchange Commission and will be available for public inspection. See "Information Filed with the Securities and Exchange Commission."

         THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

         The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Buying Fund of the assets of your Fund will be the same as the book cost basis of such assets to your Fund.

                             RIGHTS OF SHAREHOLDERS

         Trust and Buyer are both Delaware statutory trusts. Generally, there are no material differences between the rights of shareholders under the Agreement and Declaration of Trust of Trust and the rights of shareholders under the Agreement and Declaration of Trust of Buyer.

                                 CAPITALIZATION

         The following table sets forth, as of December 31, 2004, (i) the capitalization of each class of shares of your Fund; (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Agreement.

                                                                                                          PRO FORMA
                                                     YOUR FUND        YOUR FUND         BUYING FUND      BUYING FUND
                                                   CLASS A SHARES  CLASS K SHARES(1)   CLASS A SHARES   CLASS A SHARES
                                                   --------------  -----------------   --------------   --------------
Net Assets.......................................    $5,889,533       $3,478,504        $579,357,251     $588,725,288
Shares Outstanding...............................       114,778           69,779          20,279,430       20,607,317
Net Asset Value Per Share........................        $51.31           $49.85              $28.57           $28.57

                                                                                        PRO FORMA
                                                     YOUR FUND       BUYING FUND       BUYING FUND
                                                   CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                                                   --------------   --------------   --------------
Net Assets.......................................    $2,538,831     $173,707,651      $176,246,483
Shares Outstanding...............................        50,344        6,667,231         6,764,676
Net Asset Value Per Share........................        $50.43           $26.05            $26.05

                                                                                        PRO FORMA
                                                     YOUR FUND       BUYING FUND       BUYING FUND
                                                   CLASS C SHARES   CLASS C SHARES   CLASS C SHARES
                                                   --------------   --------------   --------------
Net Assets.......................................    $5,146,073      $44,978,716       $50,124,789
Shares Outstanding...............................       105,700        1,725,210         1,922,593
Net Asset Value Per Share........................        $48.69           $26.07            $26.07

                                                                                     PRO FORMA
                                                     YOUR FUND    BUYING FUND(2)    BUYING FUND
                                                     INVESTOR     INVESTOR CLASS   INVESTOR CLASS
                                                   CLASS SHARES      SHARES           SHARES
                                                   ------------   --------------   --------------
Net Assets.......................................  $925,173,893         --          $925,173,893
Shares Outstanding...............................    18,041,308         --            32,382,705
Net Asset Value Per Share........................        $51.28       $28.57              $28.57

(1) Shareholders of Class K shares of your Fund are receiving Class A shares of Buying Fund in the Reorganization.

(2) As of December 31, 2004, Investor Class shares of Buying Fund did not exist. Investor Class shares were added to Buying Fund in connection with the Reorganization. Investor Class shares of Buying Fund will commence operations at the Net Asset Value Per Share of Buying Fund's Class A shares. Therefore, the Net Asset Value Per Share shown for Investor Class shares of Buying Fund in the table above is that of Buying Fund's Class A shares.

                                 LEGAL MATTERS

         Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

                          ADDITIONAL INFORMATION ABOUT
                            BUYING FUND AND YOUR FUND

         For more information with respect to Buying Fund concerning the following topics, please refer to the following sections of the Buying Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference and which is attached to this Proxy Statement/Prospectus as Appendix
II: (i) see "Performance Information" for more information about the performance of Buying Fund; (ii) see "Fund Management" for more information about the management of Buying Fund; (iii) see "Other Information" for more information about Buying Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" for more information about the pricing, purchase, redemption and repurchase of shares of Buying Fund, tax consequences to shareholders of various transactions in shares of Buying Fund, distribution arrangements and the multiple class structure of Buying Fund.

         For more information with respect to your Fund concerning the following topics, please refer to the following sections of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference: (i) see "Fund Performance" for more information about the performance of your Fund;
(ii) see "Fund Management" and "Portfolio Managers" for more information about the management of your Fund; (iii) see "Shareholder Information" for more information about the pricing of shares of your Fund; (iv) see "Taxes" for more information about tax consequences to shareholders of various transactions in shares of your Fund; and (v) see "Dividends And Capital Gain Distributions" for more information about your Fund's policy with respect to dividends and distributions.

                      INFORMATION FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION

         This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual and semiannual reports which Trust and Buyer have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of Trust's registration statement containing the Selling Fund Prospectus and related Statement of Additional Information is Registration No. 811-3826. Such Selling Fund Prospectus is incorporated herein by reference. The SEC file number for Buyer's registration statement containing the Buying Fund Prospectus and related Statement of Additional Information is Registration No. 811-05426. Such Buying Fund Prospectus is incorporated herein by reference.

         Trust and Buyer are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by Trust and Buyer (including the Registration Statement of Buyer relating to Buying Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Trust and Buyer and other registrants that file electronically with the SEC.

                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

         We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Special Meeting and at any adjournments of the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. However, you do not need to attend the Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

         Trust intends to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about May __, 2005 to all shareholders entitled to vote. Shareholders of record of your Fund as of the close of business on April 22, 2005 (the "Record Date") are entitled to vote at the Special Meeting. The number of shares outstanding of each class of shares of your Fund on the Record Date can be found at Exhibit D. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETING

         We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on June 28, 2005, at 3:00 p.m., Central Time.

VOTING IN PERSON

         If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Trust at (800) 416-4246 if you plan to attend the Special Meeting.

VOTING BY PROXY

         Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

         If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal to approve the Agreement, as recommended by the Board, and in accordance with management's recommendation on other matters.

         Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meeting.

         If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of Trust in writing to the address of Trust set forth on the cover page of this Proxy Statement/Prospectus before the Special Meeting that you have revoked your proxy. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

VOTING BY TELEPHONE OR THE INTERNET

         You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying this Proxy Statement/Prospectus.

QUORUM REQUIREMENT AND ADJOURNMENT

         A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy.

         Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A "broker non-vote" occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.

         Abstentions and broker non-votes will count as shares present at the Special Meeting for purposes of establishing a quorum.

         If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve the Agreement are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the votes cast at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR the Reorganization in favor of such an adjournment and will vote those proxies required to be voted AGAINST the Reorganization against such adjournment. A shareholder vote may be taken on the Reorganization prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE

         If a quorum is present, approval of the Agreement requires the affirmative vote of the majority of shares cast by the shareholders of your Fund at the Special Meeting. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting.

PROXY SOLICITATION

         Trust will solicit proxies for the Special Meeting. Trust expects to solicit proxies principally by mail, but may also solicit proxies by telephone, facsimile or personal interview. Trust officers will not receive any additional or special compensation for any such solicitation. AIM will bear your Fund's costs and expenses incurred in connection with the reorganization, including solicitation costs.

OTHER MATTERS

         Management does not know of any matters to be presented at the Special Meeting other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

OWNERSHIP OF SHARES

         A list of the name, address and percent ownership of each person who, as of May __, 2005, to the knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund can be found at Exhibit E.

         A list of the name, address and percent ownership of each person who, as of May __, 2005, to the knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit F.

                                    EXHIBIT A

          CLASSES OF SHARES OF YOUR FUND AND CORRESPONDING CLASSES OF
                             SHARES OF BUYING FUND

          CLASSES OF SHARES OF                  CORRESPONDING CLASSES OF SHARES
                YOUR FUND                                OF BUYING FUND
          --------------------                  -------------------------------
                 Class A                                    Class A
                 Class K                                    Class A
                 Class B                                    Class B
                 Class C                                    Class C
              Investor Class                             Investor Class

                                    EXHIBIT B

             COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND

                                   (Your Fund)
                            AIM HEALTH SCIENCES FUND

         Performance information in the bar chart below is that of the fund's Investor Class shares, which has the longest operating history of the fund's classes. The bar chart below shows the fund's Investor Class actual yearly performance (commonly known as its "total return") for the years ended December 31 over the past decade. The returns in the bar chart do not reflect sales loads. The table below shows the pre-tax and after-tax average annual total returns of Investor Class and pre-tax average annual total returns for Class A, B, C and K shares for various periods ended December 31, 2004. The after-tax returns are shown only for the Investor Class shares. After-tax returns for other classes of shares will vary.

         The information in the bar chart and table illustrates the variability of the fund's total return. The table shows the fund's performance compared to a broad-based securities market index, a style specific index and/or a peer group index. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. Remember, past performance (before and after taxes) does not indicate how the fund will perform in the future.

                           YEARS           %
                           1995         58.89%
                           1996         11.41%
                           1997         18.46%
                           1998         43.40%
                           1999          0.59%
                           2000         25.80%
                           2001        (14.67)%
                           2002        (25.24)%
                           2003         27.44%
                           2004          6.28%

         During the periods shown in the bar chart, the highest quarterly return was 19.54% (quarter ended September 30, 1995) and the lowest quarterly return was -22.91% (quarter ended March 31, 2001). The year-to-date return of AIM Health Sciences Fund as of March 31, 2005 was ____%.

AVERAGE ANNUAL TOTAL RETURNS(1),(2)
(including sales charges)
----------------------------------------------------------------------------------------------------------

                                                                                             10 YEARS OR
(FOR THE PERIOD ENDED DECEMBER 31, 2004)                   1 YEAR           5 YEARS        SINCE INCEPTION
----------------------------------------                   ------           -------        ---------------
CLASS A
   Return before taxes                                      0.39%             N/A               0.70%(3)

CLASS B
   Return before taxes                                      0.52              N/A               1.09(3)

CLASS C
   Return before taxes                                      4.37              N/A              (1.83)(4)

CLASS K
   Return before taxes                                      5.88              N/A              (2.73)(5)

INVESTOR CLASS
   Return before taxes                                      6.28              1.68%            12.64
   Return before taxes on distributions                     6.28              0.83             10.28
   Return after taxes on distributions and sale of
   fund shares                                              4.08              1.05             10.02

S&P 500 Index(6),(7)                                       10.87             (2.30)            12.07
Goldman Sachs Health Care Index(8)                          6.27              5.36              N/A
Lipper Health/Biotech Fund Index(9)                        11.74              6.72             14.41

-------------
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class only and after-tax returns for Class A, B, C and K will vary.

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.

(2) The total returns are for those classes of shares with a full calendar year of performance. The effect of each classes' total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B are reflected.

(3)      Since inception of Class A or Class B shares on March 28, 2002.

(4)      Since inception of Class C shares on February 14, 2000.

(5)      Since inception of Class K shares on November 30, 2000.

(6) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.

(7) The fund has also included the Goldman Sachs Health Care Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Health/Biotech Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(8) The Goldman Sachs Healthcare Index is a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the healthcare sector. The index includes companies in the following categories: providers of healthcare related services, researchers, manufacturers, and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products. Returns for this index are price-only, and do not include reinvested distributions.

(9) The Lipper Health/Biotech Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Health/Biotech category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in healthcare, medicine, and biotechnology.

                                  (Buying Fund)
                           AIM GLOBAL HEALTH CARE FUND

         The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

         The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                         YEARS           %
                         1995         36.96%
                         1996         23.84%
                         1997          7.96%
                         1998         18.43%
                         1999          5.52%
                         2000         52.08%
                         2001          4.70%
                         2002        (22.68)%
                         2003         21.44%
                         2004          9.17%

         During the periods shown in the bar chart, the highest quarterly return was 21.61% (quarter ended December 31, 1998) and the lowest quarterly return was -11.32% (quarter ended September 30, 1998). The year-to-date return of AIM Global Health Care Fund as of March 31, 2005 was ____%.

         The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects the payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
(including sales charges)
------------------------------------------------------------------------------------------------------------------------------------

(FOR THE PERIOD ENDED DECEMBER 31, 2004)
----------------------------------------
                                                                                                         SINCE           INCEPTION
                                                             1 YEAR        5 YEARS        10 YEARS     INCEPTION(1)        DATE
                                                             ------        -------        --------     ------------      ---------
CLASS A
   Return before taxes                                        3.97%         9.23%          13.53%         --             08/07/89
   Return after taxes on distributions                        3.97          7.82           10.79          --
   Return after taxes on distributions and sale
   of fund shares                                             2.58          7.33           10.33          --

CLASS B
   Return before taxes                                        3.59          9.46           13.63          --             04/01/93

CLASS C
   Return before taxes                                        7.63          9.76            --            9.28%          03/01/99

INVESTOR CLASS(2)
   Return before taxes                                        9.17         10.29           14.08          --             08/07/89(6)

MSCI World Index(3)                                          14.72         (2.45)           8.09          --
MSCI World Health Care Index(4)                               6.40          3.03            --            --
Lipper Health/Biotech Fund Index(5)                          11.74          6.72           14.41          --

--------------------------
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and Investor Class will vary.

(1) Since inception performance is only provided for a class with less than ten calendar years of performance.

(2) The returns shown for these periods are the restated historical performance of the fund's Class A shares at net asset value and reflect the higher 12b-1 fees applicable to Class A shares. Investor Class shares would have different returns because, although the shares are invested in the same portfolio of securities, the Investor Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is ____________________.

(3) The Morgan Stanley Capital International World Index measures the performance of securities listed on stock exchanges of 23 developed countries. The fund has also included the Morgan Stanley Capital International World Health Care Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Health/Biotech Index (which may or may not include the fund) is included for comparison to a peer group.

(4) The MSCI World Health Care Index includes health care securities tracked by Morgan Stanley Capital International.

(5) The Lipper Health/Biotech Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Health/Biotech category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in healthcare, medicine and biotechnology.

(6) The returns shown for these periods are the restated historical performance of the fund's Class A shares at net asset value, and reflect the higher 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is April 29, 2005.

                                    EXHIBIT C

                    COMPARISON FEE TABLE AND EXPENSE EXAMPLES

FEE TABLE

         This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Class A, Class B, Class C, Class K and Investor Class shares of AIM Health Sciences Fund ("Your Fund") and Class A, Class B, Class C and Investor Class shares of AIM Global Health Care Fund ("Buying Fund"). Pro Forma Combined Expense Ratios of Buying Fund giving effect to the Reorganization are also provided. There is no guarantee that actual expenses will be the same as these shown in the table.


                                                  AIM HEALTH SCIENCES FUND                    AIM GLOBAL HEALTH CARE FUND
                                                         YOUR FUND                                    BUYING FUND
                                                   (AS OF MARCH 31, 2004)                       (AS OF OCTOBER 31, 2004)
                                    -------------------------------------------------   -----------------------------------------
                                                                             INVESTOR                                    INVESTOR
                                    CLASS A     CLASS B   CLASS C   CLASS K   CLASS     CLASS A      CLASS B   CLASS C    CLASS
                                    SHARES       SHARES   SHARES     SHARES   SHARES    SHARES       SHARES     SHARES    SHARES
                                    ------       ------   ------     ------   ------    ------       ------     ------    ------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge (Load)
Imposed on Purchase (as a
percentage of offering price)        5.50%        None     None       None     None      4.75%        None      None       None

Maximum Deferred Sales Charge (as
a percentage of original purchase
price or redemption proceeds, as
applicable)                          None(1),(2)  5.00%    1.00%      None     None      None(1),(2)  5.00%     1.00%      None

ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from
fund assets)

Management fees(4)                   0.65%        0.65%    0.65%      0.65%    0.65%     0.97%        0.97%     0.97%      0.97%
Distribution and/or Service(5),(6)
(12b-1) Fees                         0.35%        1.00%    1.00%      0.45%    0.25%     0.35%        1.00%     1.00%      0.25%

Other Expenses(7)                    0.42%        0.42%    0.42%      0.42%    0.42%     0.44%        0.44%     0.44%      0.44%

Total Annual Fund Operating
Expenses                             1.42%        2.07%    2.07%      1.52%    1.32%     1.76%        2.41%     2.41%      1.66%

Fee Waiver(8),(9)                     --           --       --         --       --       0.23%        0.23%     0.23%      0.23%

Net Annual Fund Operating
Expenses(10)                         1.42%        2.07%    2.07%      1.52%    1.32%     1.53%        2.18%     2.18%      1.43%(11)

                                           AIM GLOBAL HEALTH CARE FUND
                                                     BUYING FUND
                                                  PRO FORMA COMBINED
                                               (AS OF OCTOBER 31, 2004)
                                     -----------------------------------------
                                                                      INVESTOR
                                     CLASS A      CLASS B   CLASS C    CLASS
                                     SHARES       SHARES    SHARES     SHARES
                                     ------       ------    ------     ------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge (Load)
Imposed on Purchase (as a
percentage of offering price)        4.75%        None      None       None

Maximum Deferred Sales Charge (as
a percentage of original purchase
price or redemption proceeds, as
applicable)                          None(1),(2)  5.00%     1.00%      None

ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from
fund assets)

Management fees                      0.61%        0.61%     0.61%      0.61%
Distribution and/or Service(4),(5)
(12b-1) Fees                         0.35%        1.00%     1.00%      0.25%

Other Expenses(6)                    0.39%        0.39%     0.39%      0.39%

Total Annual Fund Operating
Expenses                             1.35%        2.00%     2.00%      1.25%

Fee Waiver(7),(8)                     --           --        --         --

Net Annual Fund Operating
Expenses(9)                          1.35%        2.00%     2.00%      1.25%


(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption. If you are a qualified plan and elected to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within 18 months from the date of the retirement plans' initial purchase.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Effective upon the closing of the Reorganization the Board approved a permanent reduction of the Buying Fund advisory fee to 0.75% of the first $350 million, 0.65% of the next $350 million, 0.55% of the next $1.3 billion, 0.45% of the next $2 billion, 0.40% of the next $2 billion, 0.375% of the next $2 billion and 0.35% of assets in excess of $8 billion.

(5) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for the mutual funds by the National Association of Securities Dealers, Inc.

(6) The Board of Trustees of Buying Fund has approved a permanent reduction of the Rule 12b-1 plan fees applicable to Class A shares to 0.35% effective January 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(7) Effective April 1, 2004, the Board of Trustees approved a revised expense allocation methodology for Your Fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect these changes. Other Expenses for Investor Class shares for Buying Fund are based on estimated average net assets for the current fiscal year.

(8) Effective January 1, 2005 through December 31, 2009, the advisor for AIM Global Health Care Fund has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual uniform fee schedule rate of 0.75% of the first $250 million, plus 0.74% of the next $250 million, plus 0.73% of the next $500 million, plus 0.72% of the next $1.5 billion, plus 0.71% of the next $2.5 billion, plus 0.70% of the next $2.5 billion, plus 0.69% of the next $2.5 billion, plus 0.68% of the Fund's average daily net assets in excess of $10 billion. The Fee Waiver reflects this agreement. Further, the advisor of AIM Health Sciences Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Net Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 2.65%, 2.65%, 2.10% and 1.90% on Class A, Class B, Class C, Class K and Investor Class shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes;
         (iii) dividend expenses on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2005.

(9) At the request of the Trustees of AIM Equity Funds and AIM Investment Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters.

(10) The advisor of AIM Health Sciences Fund has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Net Annual Fund Operating Expenses (excluding certain items discussed above) of Class A, Class B, Class C and Class K shares to 1.40%, 2.05%, 2.05% and 1.50%, respectively. Upon the closing of the Reorganization the advisor will voluntarily limit the Net Annual Fund Operating Expenses (excluding certain items discussed above) of AIM Global Health Care Fund Class A, Class B, Class C and Investor Class shares to 1.40%, 2.05%, 2.05% and 1.30%, respectively. These expense limitation agreements may be modified or discontinued upon consultations with the Board of Trustees without further notice to investors.

(11) As of October 31, 2004, Investor Class shares of Buying Fund did not exist. Investor Class shares were added to Buying Fund in connection with the Reorganization.

EXPENSE EXAMPLE

         This Example is intended to help you compare the costs of investing in different classes of Your Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Your Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

         The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                  One        Three       Five       Ten
                                                  Year       Years      Years      Years
                                                  ----       -----      -----      -----
AIM HEALTH SCIENCES FUND (YOUR FUND)
Class A.......................................     $687       $975      $1,284     $2,158
Class B.......................................      710        949       1,314      2,234
Class C.......................................      310        649       1,114      2,400
Class K.......................................      155        480         829      1,813
Investor Class................................      134        418         723      1,590

AIM GLOBAL HEALTH CARE FUND (BUYING FUND)
Class A.......................................     $623       $935      $1,270     $2,347
Class B.......................................      721        982       1,370      2,484
Class C.......................................      321        682       1,170      2,647
Investor Class................................      146        452         782      1,857

AIM GLOBAL HEALTH CARE FUND (BUYING FUND)--
PRO FORMA COMBINED
Class A.......................................     $606       $882      $1,179     $2,022
Class B.......................................      703        927       1,278      2,160
Class C.......................................      303        627       1,078      2,327
Investor Class................................      127        397         686      1,511

You would pay the following expenses if you did not redeem your shares:

                                               One        Three       Five       Ten
                                               Year       Years      Years      Years
                                               ----       -----      -----      -----
AIM HEALTH SCIENCES FUND (YOUR FUND)
Class A....................................    $687        $975      $1,284     $2,158
Class B....................................     210         649       1,114      2,234
Class C....................................     210         649       1,114      2,400
Class K....................................     155         480         829      1,813
Investor Class.............................     134         418         723      1,590

AIM GLOBAL HEALTH CARE FUND (BUYING FUND)
Class A....................................    $623        $935      $1,270     $2,347
Class B....................................     221         682       1,170      2,484
Class C....................................     221         682       1,170      2,647
Investor Class.............................     146         452         782      1,857

AIM GLOBAL HEALTH CARE FUND (BUYING FUND)--
PRO FORMA COMBINED
Class A....................................    $606        $882      $1,179     $2,022
Class B....................................     203         627       1,078      2,160
Class C....................................     203         627       1,078      2,327
Investor Class.............................     127         397         686      1,511

         THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT YOUR FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

         THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

                                    EXHIBIT D

          SHARES OUTSTANDING OF EACH CLASS OF YOUR FUND ON RECORD DATE

         As of April 22, 2005, there were the following number of shares outstanding of each class of your Fund:

AIM HEALTH SCIENCES FUND
------------------------

Class A Shares:

Class K Shares:

Class B Shares:

Class C Shares:

Investor Class Shares:

                                    EXHIBIT E

                        OWNERSHIP OF SHARES OF YOUR FUND

SIGNIFICANT HOLDERS

         Listed below is the name, address and percent ownership of each person who, as of __________, 2005, to the best knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of your Fund is presumed to "control" the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                                 NUMBER OF        PERCENT OWNED OF
NAME AND ADDRESS                      CLASS OF SHARES           SHARES OWNED          RECORD*
----------------                      ---------------           ------------      ----------------






----------

      * Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                    EXHIBIT F

                       OWNERSHIP OF SHARES OF BUYING FUND

SIGNIFICANT HOLDERS

         Listed below is the name, address and percent ownership of each person who, as of ___________, 2005, to the best knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                                 NUMBER OF        PERCENT OWNED OF
NAME AND ADDRESS                      CLASS OF SHARES           SHARES OWNED          RECORD*
----------------                      ---------------           ------------      ----------------






----------

      * Buyer has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                                      APPENDIX I

                                    AGREEMENT

                                       AND

                             PLAN OF REORGANIZATION

                                       FOR

                            AIM HEALTH SCIENCES FUND,

                             A SEPARATE PORTFOLIO OF

                                AIM SECTOR FUNDS

                                 MARCH 22, 2005

                                TABLE OF CONTENTS

                                                                                     Page
                                                                                     ----
ARTICLE 1 DEFINITIONS..................................................................1
        SECTION 1.1.    Definitions....................................................1

ARTICLE 2 TRANSFER OF ASSETS...........................................................5
        SECTION 2.1.    Reorganization of Selling Fund.................................5
        SECTION 2.2.    Computation of Net Asset Value.................................5
        SECTION 2.3.    Valuation Date.................................................5
        SECTION 2.4.    Delivery.......................................................6
        SECTION 2.5.    Termination of Series and Redemption of Selling Fund Shares....6
        SECTION 2.6.    Issuance of Buying Fund Shares.................................6
        SECTION 2.7.    Investment Securities..........................................6
        SECTION 2.8.    Liabilities....................................................7

ARTICLE 3 REPRESENTATIONS AND WARRANTIES OF SELLER.....................................7
        SECTION 3.1.    Organization; Authority........................................7
        SECTION 3.2.    Registration and Regulation of Seller..........................7
        SECTION 3.3.    Financial Statements...........................................7
        SECTION 3.4.    No Material Adverse Changes; Contingent Liabilities............8
        SECTION 3.5.    Selling Fund Shares; Business Operations.......................8
        SECTION 3.6.    Accountants....................................................8
        SECTION 3.7.    Binding Obligation.............................................9
        SECTION 3.8.    No Breaches or Defaults........................................9
        SECTION 3.9.    Authorizations or Consents.....................................9
        SECTION 3.10.    Permits.......................................................9
        SECTION 3.11.    No Actions, Suits or Proceedings.............................10
        SECTION 3.12.    Contracts....................................................10
        SECTION 3.13.    Properties and Assets........................................10
        SECTION 3.14.    Taxes........................................................10
        SECTION 3.15.    Benefit and Employment Obligations...........................11
        SECTION 3.16.    Brokers......................................................11
        SECTION 3.17.    Voting Requirements..........................................11
        SECTION 3.18.    State Takeover Statutes......................................11
        SECTION 3.19.    Books and Records............................................11
        SECTION 3.20.    Prospectus and Statement of Additional Information...........12
        SECTION 3.21.    No Distribution..............................................12
        SECTION 3.22.    Liabilities of Selling Fund..................................12
        SECTION 3.23.    Value of Shares..............................................12
        SECTION 3.24.    Shareholder Expenses.........................................12
        SECTION 3.25.    Intercompany Indebtedness; Consideration.....................12

ARTICLE 4 REPRESENTATIONS AND WARRANTIES OF BUYER.....................................12
        SECTION 4.1.    Organization; Authority.......................................12
        SECTION 4.2.    Registration and Regulation of Buyer..........................12
        SECTION 4.3.    Financial Statements..........................................13

        SECTION 4.4.    No Material Adverse Changes; Contingent Liabilities...........13
        SECTION 4.5.    Registration of Buying Fund Shares............................13
        SECTION 4.6.    Accountants...................................................14
        SECTION 4.7.    Binding Obligation............................................14
        SECTION 4.8.    No Breaches or Defaults.......................................14
        SECTION 4.9.    Authorizations or Consents....................................15
        SECTION 4.10.    Permits......................................................15
        SECTION 4.11.    No Actions, Suits or Proceedings.............................15
        SECTION 4.12.    Taxes........................................................15
        SECTION 4.13.    Brokers......................................................16
        SECTION 4.14.    Representations Concerning the Reorganization................16
        SECTION 4.15.    Prospectus and Statement of Additional Information...........17
        SECTION 4.16.    Value of Shares..............................................17
        SECTION 4.17.    Intercompany Indebtedness; Consideration.....................17

ARTICLE 5 COVENANTS...................................................................17
        SECTION 5.1.    Conduct of Business...........................................17
        SECTION 5.2.    Expenses......................................................18
        SECTION 5.3.    Further Assurances............................................18
        SECTION 5.4.    Notice of Events..............................................18
        SECTION 5.5.    Consents, Approvals and Filings...............................18
        SECTION 5.6.    Submission of Agreement to Shareholders.......................19

ARTICLE 6 CONDITIONS PRECEDENT TO THE REORGANIZATION..................................19
        SECTION 6.1.    Conditions Precedent of Buyer.................................19
        SECTION 6.2.    Mutual Conditions.............................................19
        SECTION 6.3.    Conditions Precedent of Seller................................21

ARTICLE 7 TERMINATION OF AGREEMENT....................................................21
        SECTION 7.1.    Termination...................................................21
        SECTION 7.2.    Survival After Termination....................................22

ARTICLE 8 MISCELLANEOUS...............................................................22
        SECTION 8.1.    Survival of Representations, Warranties and Covenants.........22
        SECTION 8.2.    Governing Law.................................................22
        SECTION 8.3.    Binding Effect, Persons Benefiting, No Assignment.............22
        SECTION 8.4.    Obligations of Buyer and Seller...............................22
        SECTION 8.5.    Amendments....................................................23
        SECTION 8.6.    Enforcement...................................................23
        SECTION 8.7.    Interpretation................................................23
        SECTION 8.8.    Counterparts..................................................23
        SECTION 8.9.    Entire Agreement; Exhibits and Schedules......................23
        SECTION 8.10.    Notices......................................................23
        SECTION 8.11.    Representations by Investment Adviser........................24
        SECTION 8.12.    Successors and Assigns; Assignment...........................25

EXHIBIT A         Excluded Liabilities of Selling Fund

SCHEDULE 2.1 Classes of Shares of Selling Fund and Corresponding Classes of Shares of Buying Fund
SCHEDULE 3.4      Certain Contingent Liabilities of Selling Fund
SCHEDULE 4.4      Certain Contingent Liabilities of Buying Fund
SCHEDULE 4.5(a)   Classes of Shares of Buying Fund
SCHEDULE 4.14(b)  Permitted Reorganizations of Funds
SCHEDULE 6.2(f)   Tax Opinions

                      AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT AND PLAN OF REORGANIZATION, dated as of March 22, 2005 (this "Agreement"), by and among AIM Sector Funds, a Delaware statutory trust ("Seller"), acting on behalf of AIM Health Sciences Fund ("Selling Fund"), a separate series of Seller, AIM Investment Funds, a Delaware statutory trust ("Buyer"), acting on behalf of AIM Global Health Care Fund ("Buying Fund"), a separate series of Buyer, and A I M Advisors, Inc., a Delaware corporation.

                                   WITNESSETH

      WHEREAS, Seller is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Selling Fund, for sale to the public; and

      WHEREAS, Buyer is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Buying Fund, for sale to the public; and

      WHEREAS, Seller desires to provide for the reorganization of Selling Fund through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of Selling Fund and the issuance by Buyer of shares of Buying Fund in the manner set forth in this Agreement; and

      WHEREAS, the Investment Adviser (as defined below) serves as the investment advisor to both Buying Fund and Selling Fund and is making certain representations, warranties and agreements set forth in this agreement;

      WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of the regulations under
Section 368(a) of the Code (as defined below).

      NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, Seller and Buyer agree as follows:

                                   ARTICLE 1

                                   DEFINITIONS

      SECTION 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

      "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

      "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

      "Agreement" means this Agreement and Plan of Reorganization, together with all exhibits and schedules attached hereto and all amendments hereto and thereof.

      "Applicable Law" means the applicable laws of the state of Delaware and shall include the Delaware Statutory Trust Act.

      "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Seller on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or director/trustee of Seller.

      "Buyer" means AIM Investment Funds, a Delaware statutory trust.

      "Buyer Counsel" means Ballard Spahr Andrews & Ingersoll, LLP.

      "Buyer Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Buying Fund.

      "Buyer Registration Statement" means the registration statement on Form N-1A of Buyer, as amended, 1940 Act Registration No. 811-05426.

      "Buying Fund" means AIM Global Health Care Fund, a separate series of
Buyer.

      "Buying Fund Auditors" means PricewaterhouseCoopers LLP.

      "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended October 31, 2004.

      "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Agreement.

      "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Agreement.

      "Closing Date" means July 18, 2005, or such other date as the parties may mutually agree upon.

      "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

      "corresponding" means, when used with respect to a class of shares of Selling Fund or Buying Fund, the classes of their shares set forth opposite each other on Schedule 2.1.

      "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

      "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

      "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

      "Governing Documents" means the organic documents which govern the business and operations of each of Buyer and Seller and shall include, as applicable, Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and Bylaws.

      "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

      "Investment Adviser" means A I M Advisors, Inc.

      "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

      "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

      "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

      "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

      "NYSE" means the New York Stock Exchange.

      "Permits" shall have the meaning set forth in Section 3.10 of this Agreement.

      "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

      "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Buyer of Buying Fund Shares directly to Selling Fund Shareholders as described in this Agreement, and the termination of Selling Fund's status as a designated series of shares of Seller.

      "Required Shareholder Vote" means, if a quorum is present, the affirmative vote of a majority of the shares cast at the Shareholders Meeting.

      "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

      "SEC" means the United States Securities and Exchange Commission.

      "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

      "Seller" means AIM Sector Funds, a Delaware statutory trust.

      "Seller Custodian" means State Street Bank and Trust acting in its capacity as custodian for the assets of Selling Fund.

      "Seller Registration Statement" means the registration statement on Form N-1A of Seller, as amended, 1940 Act Registration No. 811-3826.

      "Selling Fund" means AIM Health Sciences Fund, a separate series of
Seller.

      "Selling Fund Auditors" means PricewaterhouseCoopers LLP.

      "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended March 31, 2004.

      "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

      "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

      "Shareholders Meeting" means a meeting of the shareholders of Selling Fund convened in accordance with Applicable Law and the Governing Documents of Seller to consider and vote upon the approval of this Agreement.

      "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

      "Termination Date" means September 30, 2005, or such later date as the parties may mutually agree upon.

      "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

      "Valuation Date" shall have the meaning set forth in Section 2.2 of this Agreement.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

      SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Buyer Custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities of Selling Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

      SECTION 2.2. Computation of Net Asset Value.

            (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

            (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Buyer Registration Statement.

            (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Selling Fund as described in the Seller Registration Statement.

            (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Agreement shall be made by agreement of Seller and Buyer. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

      SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Selling Fund Shareholders under this Agreement.

      SECTION 2.4. Delivery.

            (a) No later than three (3) business days preceding the Closing Date, Seller shall instruct Seller Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Buyer Custodian. Such assets shall be delivered by Seller to Buyer Custodian on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Buyer Custodian.

            (b) If, on the Closing Date, Selling Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Buyer shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Buyer Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Buyer or Buyer Custodian, including brokers' confirmation slips.

      SECTION 2.5. Termination of Series and Redemption of Selling Fund Shares. Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing, the status of Selling Fund as a designated series of Seller shall be terminated and Seller shall redeem the outstanding shares of Selling Fund from Selling Fund Shareholders in accordance with its Governing Documents and all issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Seller.

      SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date in accordance with Sections 2.1 and 2.2. Seller shall provide instructions to the transfer agent of Buyer with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Buyer shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Buyer shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Buyer for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Buyer.

      SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Seller shall deliver a list setting forth the securities Selling Fund then owned together with the respective

Federal income tax bases thereof and holding periods therefor. Seller shall provide to Buyer on or before the Valuation Date detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder. Such records shall be made available by Seller prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or Buying Fund Auditors upon reasonable request.

      SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                   REPRESENTATIONS AND WARRANTIES OF SELLER

      Seller, on behalf of Selling Fund, represents and warrants to Buyer as follows:

      SECTION 3.1. Organization; Authority. Seller is duly organized, validly existing and in good standing under Applicable Law, with all requisite trust power and authority to enter into this Agreement and perform its obligations hereunder.

      SECTION 3.2. Registration and Regulation of Seller. Seller is duly registered with the SEC as an investment company under the Investment Company Act and all Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Seller to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Seller Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

      SECTION 3.3. Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements previously delivered to Buyer present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

      SECTION 3.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Seller. Except as set forth on Schedule 3.4, there are no contingent liabilities of Selling Fund not disclosed in the Selling Fund Financial Statements and no contingent liabilities of Selling Fund have arisen since the date of the most recent financial statements included in the Selling Fund Financial Statements.

      SECTION 3.5. Selling Fund Shares; Business Operations.

            (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

            (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to
Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

            (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

            (d) Except for the Senior Officer Seller is required to employ pursuant to the Assurance of Discontinuance entered into by the Investment Adviser with the Attorney General of the State of New York on or about October 7, 2004, Seller does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

      SECTION 3.6. Accountants. Selling Fund Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Selling Fund Financial Statements are independent registered public accountants as required by the Securities Act and the Exchange Act.

      SECTION 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Seller on behalf of Selling Fund and, assuming this Agreement has been duly executed and delivered by Buyer and approved by the shareholders of Selling Fund, constitutes the legal, valid and binding obligation of Seller enforceable against Seller in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

      SECTION 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by Seller on behalf of Selling Fund and performance by Seller of its obligations hereunder has been duly authorized by all necessary trust action on the part of Seller, other than approval by the shareholders of Selling Fund, and
(i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Seller and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Seller is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Seller or any property of Selling Fund. Seller is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      SECTION 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Seller in connection with the due execution and delivery by Seller of this Agreement and the consummation by Seller of the transactions contemplated hereby.

      SECTION 3.10. Permits. Seller has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Seller there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

      SECTION 3.11. No Actions, Suits or Proceedings.

            (a) There is no pending action, suit or proceeding, nor, to the knowledge of Seller, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Seller before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

            (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Seller, threatened in writing or, if probable of assertion, orally, against Seller affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Seller's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Seller is not, and has not been, to the knowledge of Seller, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund, other than as has been disclosed to Seller's Board of Trustees.

      SECTION 3.12. Contracts. Seller is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Seller there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

      SECTION 3.13. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

      SECTION 3.14. Taxes.

            (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Seller will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended March 31, 2005 and for the short taxable year beginning on April 1, 2004 and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its taxable year ended March 31, 2005 and in such short taxable year (after reduction for any capital loss carryover).

            (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

      SECTION 3.15. Benefit and Employment Obligations. Except for the unfunded trustee retirement plan and the trustee deferred compensation plan, Selling Fund has no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and has no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

      SECTION 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Seller in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Seller or any action taken by it.

      SECTION 3.17. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Agreement.

      SECTION 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Agreement or any of the transactions contemplated by this Agreement.

      SECTION 3.19. Books and Records. The books and records of Seller relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

      SECTION 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

      SECTION 3.21. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

      SECTION 3.22. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of Liabilities, if any, to which such transferred assets will be subject.

      SECTION 3.23. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal, as to the Effective Time, to the fair market value of the shares of each corresponding class of Selling Fund to be constructively surrendered in exchange therefor.

      SECTION 3.24. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

      SECTION 3.25. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization.

                                   ARTICLE 4

                   REPRESENTATIONS AND WARRANTIES OF BUYER

      Buyer, on behalf of Buying Fund, represents and warrants to Seller as follows:

      SECTION 4.1. Organization; Authority. Buyer is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

      SECTION 4.2. Registration and Regulation of Buyer. Buyer is duly registered with the SEC as an investment company under the Investment Company Act. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Buyer Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

      SECTION 4.3. Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements previously delivered to Seller present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

      SECTION 4.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Buyer. There are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles. Except as set forth on Schedule 4.4, no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

      SECTION 4.5. Registration of Buying Fund Shares.

            (a) Buying Fund currently has those classes of shares that are set forth on Schedule 4.5(a). Under its Governing Documents, Buyer is authorized to issue an unlimited number of shares of each such class.

            (b) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Buyer then in effect.

            (c) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

            (d) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Buyer's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund entitled to vote at the Shareholders Meeting in accordance with normal market practice for such transactions. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

            (e) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Buyer Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Buyer to revoke or rescind any such registration or qualification.

      SECTION 4.6. Accountants. Buying Fund Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Buying Fund Financial Statements are independent registered public accountants as required by the Securities Act and the Exchange Act.

      SECTION 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Buyer on behalf of Buying Fund and, assuming this Agreement has been duly executed and delivered by Seller, constitutes the legal, valid and binding obligation of Buyer, enforceable against Buyer in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

      SECTION 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by Buyer on behalf of Buying Fund and performance by Buyer of its obligations hereunder have been duly authorized by all necessary trust action on the part of Buyer and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Buyer and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Buyer is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Buyer or any property of Buying Fund. Buyer is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      SECTION 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Buyer in connection with the due execution and delivery by Buyer of this Agreement and the consummation by Buyer of the transactions contemplated hereby.

      SECTION 4.10. Permits. Buyer has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Buyer there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

      SECTION 4.11. No Actions, Suits or Proceedings.

            (a) There is no pending action, suit or proceeding, nor, to the knowledge of Buyer, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Buyer before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

            (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Buyer, threatened in writing or, if probable of assertion, orally, against Buyer, affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Buyer's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Buyer is not, and has not been, to the knowledge of Buyer, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund, other than as has been disclosed to Buyer's Board of Trustees.

      SECTION 4.12. Taxes.

            (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

            (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

      SECTION 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Buyer in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Buyer or any action taken by it.

      SECTION 4.14. Representations Concerning the Reorganization.

            (a) There is no plan or intention by Buyer or any person related to Buyer to acquire or redeem any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

            (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.14(b) shall not preclude any of the reorganizations of funds set forth on Schedule 4.14(b).

            (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.14(c) shall not preclude any of the reorganizations of funds set forth on Schedule 4.14(b).

            (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund to redeem, or by any person related to Buying Fund to acquire any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

      SECTION 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

      SECTION 4.16. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal, as of the Effective Time, to the fair market value of the shares of each corresponding class of Selling Fund to be constructively surrendered in exchange therefor. The fair market value of the assets of Buying Fund will exceed the amount of its liabilities immediately after the exchange.

      SECTION 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                    ARTICLE 5

                                    COVENANTS

      SECTION 5.1. Conduct of Business.

            (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Seller shall conduct the business of Selling Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Selling Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(a) shall not preclude any of the reorganizations of funds set forth on
Schedule 4.14(b).

            (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Buyer shall conduct the business of Buying Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Buying Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(b) shall not preclude any of the reorganizations of funds set forth on
Schedule 4.14(b).

      SECTION 5.2. Expenses. The Investment Adviser shall bear the costs and expenses incurred in connection with this Agreement and the Reorganization and other transactions contemplated hereby; provided that any such expenses incurred by or on behalf of Buying Fund or Selling Fund shall not be reimbursed or paid for by another Person unless those expenses are solely and directly related to the Reorganization.

      SECTION 5.3. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

      SECTION 5.4. Notice of Events. Buyer shall give prompt notice to Seller, and Seller shall give prompt notice to Buyer, of (a) the occurrence or non-occurrence of any event which to the knowledge of Buyer or to the knowledge of Seller would be likely to result in any of the conditions specified in (i) in the case of Seller, Sections 6.1 and 6.2 or (ii) in the case of Buyer, Sections
6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this
Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

      SECTION 5.5. Consents, Approvals and Filings. Each of Seller and Buyer shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of Seller and Buyer shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of Seller and Buyer shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

      SECTION 5.6. Submission of Agreement to Shareholders. Seller shall take all action necessary in accordance with applicable law and its Governing Documents to convene the Shareholders Meeting. Seller shall, through its Board of Trustees, recommend to the shareholders of Selling Fund approval of this Agreement. Seller shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable and advisable after the date hereof.

                                    ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

      SECTION 6.1. Conditions Precedent of Buyer. The obligation of Buyer to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Buyer.

            (a) The representations and warranties of Seller on behalf of Selling Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

            (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

            (c) Buyer shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Seller, in such individual's capacity as an officer of Seller and not as an individual, to the effect that the conditions specified in Sections 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary (in such capacity) of Seller certifying as to the accuracy and completeness of the attached Governing Documents of Seller, and resolutions, consents and authorizations of or regarding Seller with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

            (d) The dividend or dividends described in the last sentence of
Section 3.14(a) shall have been declared.

            (e) Buyer shall have received from Seller confirmations or other adequate evidence as to the tax costs and holding periods of the assets and property of Selling Fund transferred to Buying Fund in accordance with the terms of this Agreement.

            (f) To the extent applicable, the Investment Adviser shall have terminated or waived, in either case in writing, any rights to reimbursement from Selling Fund to which it is entitled for fees and expenses absorbed by the Investment Adviser pursuant to voluntary and contractual fee waiver or expense limitation commitments between the Investment Adviser and Selling Fund.

SECTION 6.2. Mutual Conditions. The obligations of Seller and Buyer to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by Seller and Buyer, but only if and to the extent that such waiver is mutual.

            (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from, Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by Seller and Buyer shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

            (b) This Agreement, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by the shareholders of Selling Fund on the record date by the Required Shareholder Vote.

            (c) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Selling Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Selling Fund held immediately prior to the Reorganization.

            (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

            (e) The Registration Statement on Form N-14 filed by Buyer with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and shall include an undertaking therein to file the opinion referenced in Section 6.2(f) as a post-effective amendment to such Registration Statement after the Closing Date, and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

            (f) Seller and Buyer shall have received on or before the Closing Date an opinion of Buyer Counsel in form and substance reasonably acceptable to Seller and Buyer, as to the matters set forth on Schedule 6.2(f). In rendering such opinion, Buyer Counsel may request and rely upon representations contained in certificates of officers of Seller, Buyer and others, and the officers of Seller and Buyer shall use their best efforts to make available such truthful certificates.

      SECTION 6.3. Conditions Precedent of Seller. The obligation of Seller to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Seller.

            (a) The representations and warranties of Buyer on behalf of Buying Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

            (b) Buyer shall have complied with and satisfied in all material respects all agreements and conditions relating to Buying Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

            (c) Seller shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Buyer, in such individual's capacity as an officer of Buyer and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Buyer (in such capacity) certifying as to the accuracy and completeness of the attached Governing Documents of Buyer and resolutions, consents and authorizations of or regarding Buyer with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

      SECTION 7.1. Termination. This Agreement may be terminated on or prior to the Closing Date as follows:

            (a) by mutual written consent of Seller and Buyer; or

            (b) at the election of Seller or Buyer, to be effectuated by the delivery by the terminating party to the other party of a written notice of such termination:

                  (i) if the Closing Date shall not be on or before the Termination Date, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

                  (ii) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

                  (iii) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

      SECTION 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Selling Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to the Reorganization and Selling Fund, except for the provisions of Section 5.3.

                                    ARTICLE 8

                                  MISCELLANEOUS

      SECTION 8.1. Survival of Representations, Warranties and Covenants. The representations and warranties in this Agreement, and the covenants in this Agreement that are required to be performed at or prior to the Closing Date, shall terminate upon the consummation of the transactions contemplated hereunder. The covenants in this Agreement that are required to be performed in whole or in part subsequent to the Closing Date shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

      SECTION 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

      SECTION 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

      SECTION 8.4. Obligations of Buyer and Seller.

            (a) Seller and Buyer hereby acknowledge and agree that Buying Fund is a separate investment portfolio of Buyer, that Buyer is executing this Agreement on behalf of Buying Fund, and that any amounts payable by Buyer under or in connection with this Agreement shall be payable solely from the revenues and assets of Buying Fund. Buyer further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of Buyer in his or her capacity as an officer of Buyer intending to bind Buyer as provided herein, and that no officer, trustee or shareholder of Buyer shall be personally liable for the liabilities or obligations of Buyer incurred hereunder. Finally, Buyer acknowledges and agrees that the liabilities and obligations of Buying Fund pursuant to this Agreement shall be enforceable against the assets of Buying Fund only and not against the assets of Buyer generally or assets belonging to any other series of Buyer.

            (b) Seller and Buyer hereby acknowledge and agree that Selling Fund is a separate investment portfolio of Seller, that Seller is executing this Agreement on behalf of Selling Fund and that any amounts payable by Seller under or in connection with this Agreement shall be payable solely from the revenues and assets of Selling Fund. Buyer further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of Buyer in his or her capacity as an officer of Buyer intending to bind Buyer as provided herein, and that no officer, trustee or shareholder of Buyer shall be personally liable for the liabilities or obligations of Buyer incurred hereunder. Finally, Buyer acknowledges and agrees that the liabilities and obligations of Buying Fund pursuant to this Agreement shall be enforceable against the assets of Buying Fund only and not against the assets of Buyer generally or assets belonging to any other series of Buyer.

      SECTION 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by Seller and Buyer.

      SECTION 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

      SECTION 8.7. Interpretation. When a reference is made in this Agreement to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

      SECTION 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

      SECTION 8.9. Entire Agreement; Exhibits and Schedules. This Agreement, including the Exhibits, Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

      SECTION 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

            (a)   If to Seller:

                  AIM Sector Funds
                  11 Greenway Plaza, Suite 100
                  Houston, TX  77046-1173
                  Attn:  Kevin M. Carome

                  with a copy to:

                  Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                  Philadelphia, PA 19103-7599
                  Attn: Martha J. Hays

            (b)   If to Buyer:

                  AIM Investment Funds
                  11 Greenway Plaza, Suite 100
                  Houston, TX  77046-1173
                  Attn:  Kevin M. Carome

                  with a copy to:

                  Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                  Philadelphia, PA  19103-7599
                  Attn:  Martha J. Hays

      SECTION 8.11. Representations by Investment Adviser.

            (a) In its capacity as investment adviser to Seller, the Investment Adviser represents to Buyer that to the best of its knowledge the representations and warranties of Seller and Selling Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11(a), the best knowledge standard shall be deemed to mean that the officers of the Investment Adviser who have substantive responsibility for the provision of investment advisory services to Seller do not have actual knowledge to the contrary after due inquiry.

            (b) In its capacity as investment adviser to Buyer, the Investment Adviser represents to Seller that to the best of its knowledge the representations and warranties of Buyer and Buying Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11(b), the best knowledge standard shall be deemed to mean that the officers of the Investment Adviser who have substantive responsibility for the provision of investment advisory services to Buyer do not have actual knowledge to the contrary after due inquiry.

      SECTION 8.12. Successors and Assigns; Assignment. This Agreement shall be binding upon and inure to the benefit of Seller, on behalf of Selling Fund, and Buyer, on behalf of Buying Fund, and their respective successors and permitted assigns. The parties hereto expressly acknowledge and agree that this Agreement shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted reorganizations of funds set forth on Schedule 4.14(b).

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                  AIM SECTOR FUNDS, acting on behalf of
                                  AIM HEALTH SCIENCES FUND


                                  By:
                                     ---------------------------------------
                                  Name:
                                       -------------------------------------
                                  Title:
                                        ------------------------------------

                                  AIM INVESTMENT FUNDS, acting on behalf of AIM GLOBAL HEALTH CARE FUND


                                  By:
                                     ---------------------------------------
                                  Name:
                                       -------------------------------------
                                  Title:
                                        ------------------------------------


                                  A I M ADVISORS, INC.


                                  By:
                                     ---------------------------------------
                                  Name:
                                       -------------------------------------
                                  Title:
                                        ------------------------------------

                                    EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

None.

                                  SCHEDULE 2.1

 CLASSES OF SHARES OF SELLING FUND AND CORRESPONDING CLASSES OF SHARES OF BUYING
                                      FUND

                                        Corresponding Classes of
 Classes of Shares of Selling Fund       Shares of Buying Fund
 ---------------------------------       ----------------------
      AIM Health Sciences Fund        AIM Global Health Care Fund
           Class A Shares                   Class A Shares
           Class K Shares                   Class A Shares
           Class B Shares                   Class B Shares
           Class C Shares                   Class C Shares
       Investor Class Shares            Investor Class Shares*
                                              *New Class

                                  SCHEDULE 3.4

                CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

None.

                                  SCHEDULE 4.4

                CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

None.

                                 SCHEDULE 4.5(A)

                        CLASSES OF SHARES OF BUYING FUND

                        Classes of Shares of Buying Fund
                           AIM Global Health Care Fund
                                 Class A Shares
                                 Class B Shares
                                 Class C Shares
                                 Investor Shares

                                SCHEDULE 4.14(B)

                       PERMITTED REORGANIZATIONS OF FUNDS

AIM Balanced Fund into AIM Basic Balanced Fund

AIM Total Return Fund into AIM Basic Balanced Fund

AIM Emerging Growth Fund into AIM Aggressive Growth Fund

AIM Libra Fund into AIM Aggressive Growth Fund

AIM Dent Demographic Trends Fund into AIM Weingarten Fund

AIM Mid Cap Stock Fund into AIM Capital Development Fund

AIM Core Stock Fund into AIM Diversified Dividend Fund

                                 SCHEDULE 6.2(F)

                                  TAX OPINIONS

      (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

      (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders.

      (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

      (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

      (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

      (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

      (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

      (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

      (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                     APPENDIX II

                                                     AIM Global Health Care Fund

                                                                     PROSPECTUS
                                                                 April 29, 2005

AIM Global Health Care Fund seeks long-term growth of capital.

-------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares -- Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured,
- may lose value and
- is not guaranteed by a bank.

                          ---------------------------
                          AIM GLOBAL HEALTH CARE FUND
                          ---------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     2
------------------------------------------------------

PERFORMANCE INFORMATION                              3
------------------------------------------------------

Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------

Fee Table                                            5

Expense Example                                      5

Hypothetical Investment and Expense
  Information                                        6

FUND MANAGEMENT                                      7
------------------------------------------------------

The Advisor                                          7

Advisor Compensation                                 8

Portfolio Managers                                   8

OTHER INFORMATION                                    8
------------------------------------------------------

Sales Charges                                        8

Dividends and Distributions                          8

FINANCIAL HIGHLIGHTS                                 9
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a servicemark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ---------------------------
                          AIM GLOBAL HEALTH CARE FUND
                          ---------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a health care industry company to be one that (1) derives at least 50% of its revenues or earnings from health care activities; or (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities). The fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the health care industry.

    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S.

    The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds." For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

    The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The value of the fund's shares is particularly vulnerable to factors affecting the health care industry, such as substantial government regulation. Government regulation may impact the demand for products and services offered by health care companies. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations. Because the fund focuses its investments in the health care industry, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than

                          ---------------------------
                          AIM GLOBAL HEALTH CARE FUND
                          ---------------------------

  are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. Attractive IPOs are often oversubscribed and may not be available to the fund, or may be available in only very limited quantities.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                          ---------------------------
                          AIM GLOBAL HEALTH CARE FUND
                          ---------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   36.96%
1996...................................................................   23.84%
1997...................................................................    7.96%
1998...................................................................   18.43%
1999...................................................................    5.52%
2000...................................................................   52.08%
2001...................................................................    4.70%
2002...................................................................  -22.68%
2003...................................................................   21.44%
2004...................................................................    9.17%


    The Class A shares' year-to-date return as of March 31, 2005 was      %.

    During the periods shown in the bar chart, the highest quarterly return was 21.61% (quarter ended December 31, 1998) and the lowest quarterly return was -11.32% (quarter ended September 30, 1998).

                          ---------------------------
                          AIM GLOBAL HEALTH CARE FUND
                          ---------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index, and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------
(for the periods ended December                                   SINCE        INCEPTION
31, 2004)                          1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)    DATE
----------------------------------------------------------------------------------------
Class A                                                                        08/07/89
  Return Before Taxes                3.97%    9.23%    13.53%          --
  Return After Taxes on
     Distributions                   3.97     7.82     10.79           --
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                     2.58     7.33     10.33           --
Class B                                                                        04/01/93
  Return Before Taxes                3.59     9.46     13.63           --
Class C                                                                        03/01/99
  Return Before Taxes                7.63     9.76        --         9.28
Investor Class(2)
  Return Before Taxes                9.17    10.29     14.08           --      08/07/89(2)
----------------------------------------------------------------------------------------
MSCI World Index(3)                 14.72    (2.45)     8.09           --
MSCI World Health Care Index(4)      6.40     3.03        --
Lipper Health/Biotech Fund
  Index(5)                          11.74     6.72     14.41           --
----------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C and Investor Class will vary.

(1) Since inception performance is only provided for a class with less than ten calendar years of performance.

(2) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value and reflect the higher Rule 12b-1 fees applicable to Class A shares. Investor Class shares would have different returns because, although the shares are invested in these same portfolio of securities, the Investor Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is April 29, 2005.

(3) The Morgan Stanley Capital International World Index measures the performance of securities listed on stock exchanges of 23 developed countries. The fund has also included the Morgan Stanley Capital International World Health Care Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Health/Biotech Fund Index (which may or may not include the fund) for comparison to a peer group.

(4) The MSCI World Health Care Index includes health care securities tracked by Morgan Stanley Capital International.

(5) The Lipper Health/Biotech Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Health/Biotech category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in healthcare, medicine and biotechnology.

                          ---------------------------
                          AIM GLOBAL HEALTH CARE FUND
                          ---------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------
(fees paid directly from                                                INVESTOR
your investment)                      CLASS A    CLASS B    CLASS C     CLASS
---------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)     4.75%      None       None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)            None(1,2)   5.00%     1.00%       None
---------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
---------------------------------------------------------------------------------
(expenses that are deducted                                             INVESTOR
from fund assets)                     CLASS A    CLASS B    CLASS C      CLASS
---------------------------------------------------------------------------------
Management Fees                         0.97%      0.97%      0.97%        0.97%

Distribution and/or Service (12b-1)
Fees(4)                                 0.35       1.00       1.00         0.25

Other Expenses(5)                       0.44       0.44       0.44         0.44

Total Annual Fund Operating Expenses    1.76       2.41       2.41         1.66

Fee Waiver(6)                           0.23       0.23       0.23         0.23

Net Annual Fund Operating
Expenses(7)                             1.53       2.18       2.18         1.43
---------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 plan fees applicable to Class A shares to 0.35% effective January 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.
(5) Other Expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.
(6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation").
(7) At the request of the Trustees of AIM Investment Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Notes 4 and 6 and net of this arrangement were 1.51%, 2.16% and 2.16% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.
If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------
Class A                                      $623     $935     $1,270     $2,347
Class B                                       721      982      1,370      2,484
Class C                                       321      682      1,170      2,647
Investor Class                                146      452        782      1,857
---------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $623     $935     $1,270     $2,347
Class B                                      221      682      1,170      2,484
Class C                                      221      682      1,170      2,647
Investor Class                               146      452        782      1,857
--------------------------------------------------------------------------------

                          ---------------------------
                          AIM GLOBAL HEALTH CARE FUND
                          ---------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and 5% return before expenses each year the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement your actual expenses may be less. The chart does not take into account any initial or contingent deferred sales charges. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--ANNUAL EXPENSE
RATIO 1.53%                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After
  Expenses                            3.47%        7.06%       10.78%       14.62%       18.60%       22.71%       26.97%
End of Year Balance              $10,347.00   $10,706.04   $11,077.54   $11,461.93   $11,859.66   $12,271.19   $12,697.00
Estimated Annual Expenses        $   155.65   $   161.06   $   166.64   $   172.43   $   178.41   $   184.60   $   191.01
-------------------------------------------------------------------------------------------------------------------------

CLASS A--ANNUAL EXPENSE
RATIO 1.53%                        YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                           47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           31.38%       35.93%       40.65%
End of Year Balance              $13,137.59   $13,593.46   $14,065.15
Estimated Annual Expenses        $   197.63   $   204.49   $   211.59
--------------------------------------------------------------------------------

CLASS B--ANNUAL EXPENSE
RATIO 2.18%                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After
  Expenses                            2.82%        5.72%        8.70%       11.77%       14.92%       18.16%       21.49%
End of Year Balance              $10,282.00   $10,571.95   $10,870.08   $11,176.62   $11,491.80   $11,815.87   $12,149.07
Estimated Annual Expenses        $   221.07   $   227.31   $   233.72   $   240.31   $   247.09   $   254.05   $   261.22
-------------------------------------------------------------------------------------------------------------------------

CLASS B--ANNUAL EXPENSE
RATIO 2.18%                        YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                           47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           24.92%       28.44%       32.06%
End of Year Balance              $12,491.68   $12,843.94   $13,206.14
Estimated Annual Expenses        $   268.58   $   276.16   $   283.95
--------------------------------------------------------------------------------------------------------

CLASS C--ANNUAL EXPENSE
RATIO 2.18%                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After
  Expenses                            2.82%        5.72%        8.70%       11.77%       14.92%       18.16%       21.49%
End of Year Balance              $10,282.00   $10,571.95   $10,870.08   $11,176.62   $11,491.80   $11,815.87   $12,149.07
Estimated Annual Expenses        $   221.07   $   227.31   $   233.72   $   240.31   $   247.09   $   254.05   $   261.22
-------------------------------------------------------------------------------------------------------------------------

CLASS C--ANNUAL EXPENSE
RATIO 2.18%                        YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                           47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           24.92%       28.44%       32.06%
End of Year Balance              $12,491.68   $12,843.94   $13.206.14
Estimated Annual Expenses        $   268.58   $   276.16   $   283.95
-------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS --ANNUAL EXPENSE
RATIO 1.43%                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7
-------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                            5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%
Cumulative Return After
  Expenses                            3.57%        7.27%       11.10%       15.06%       19.17%       23.43%       27.83%
End of Year Balance              $10,357.00   $10,726.74   $11,109.69   $11,506.31   $11,917.08   $12,342.52   $12,783.15
Estimated Annual Expenses        $   145.55   $   150.75   $   156.13   $   161.70   $   167.48   $   173.46   $   179.65
-------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS --ANNUAL EXPENSE
RATIO 1.43%                        YEAR 8       YEAR 9      YEAR 10
-------------------------------------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                           47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                           32.40%       37.12%       42.02%
End of Year Balance              $13,239.51   $13,712.16   $14,201.68
Estimated Annual Expenses        $   186.06   $   192.70   $   199.58
-------------------------------------------------------------------------------------------------------------------------

                          ---------------------------
                          AIM GLOBAL HEALTH CARE FUND
                          ---------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is undertaking certain governance and compliance reforms and reviewing its policies and procedures.

    At the request of the trustees of the AIM funds, AMVESCAP PLC (AMVESCAP), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such funds related to market timing matters.

    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.

    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and

                          ---------------------------
                          AIM GLOBAL HEALTH CARE FUND
                          ---------------------------

could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2004, the advisor received compensation of 0.97% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.975% to 0.90% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York (NYAG). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.

    ADVISORY FEE RATES BEFORE          ADVISORY FEE RATES AFTER
     JANUARY 1, 2005 WAIVER             JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------
 0.975% of the first $500 million    0.75% of the first $250 million
   0.95% of the next $500 million     0.74% of the next $250 million
  0.925% of the next $500 million     0.73% of the next $500 million
   0.90% of the next $3.5 billion     0.72% of the next $1.5 billion
   0.875% of the next $5 billion*     0.71% of the next $2.5 billion
0.85% of amount over $10 billion*     0.70% of the next $2.5 billion
                                      0.69% of the next $2.5 billion
                                    0.68% of amount over $10 billion

* After fee waiver. These rates include AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.

PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Michael Yellen (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1994. As the lead manager, Mr. Yellen generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Yellen may perform these functions, and the nature of these functions, may change from time to time.

- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1994.

- Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1997.

    They are assisted by the advisor's Health Care Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Health Care Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                          ---------------------------
                          AIM GLOBAL HEALTH CARE FUND
                          ---------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                      CLASS A
                                                       ----------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                       ----------------------------------------------------------------------
                                                         2004             2003           2002           2001           2000
                                                       --------         --------       --------       --------       --------
Net asset value, beginning of period                   $  24.09         $  22.41       $  29.93       $  30.12       $  24.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.17)(a)        (0.13)         (0.29)(a)      (0.39)(a)      (0.22)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            2.46             1.81          (3.17)          3.44           8.62
=============================================================================================================================
    Total from investment operations                       2.29             1.68          (3.46)          3.05           8.40
=============================================================================================================================
Less distributions from net realized gains                   --               --          (4.06)         (3.24)         (2.28)
=============================================================================================================================
Net asset value, end of period                         $  26.38         $  24.09       $  22.41       $  29.93       $  30.12
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                            9.51%            7.50%        (13.76)%        10.85%         38.49%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $550,319         $536,746       $533,216       $588,072       $460,445
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                    1.89%(c)(d)      1.94%          1.86%          1.75%          1.73%
=============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.63)%(c)       (0.56)%        (1.10)%        (1.28)%        (0.85)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                      64%              99%           153%           207%           242%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c) Ratios are based on average daily net assets of $570,307,244.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.91%.

                          ---------------------------
                          AIM GLOBAL HEALTH CARE FUND
                          ---------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                     CLASS B
                                                       -------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------------
                                                         2004             2003        2002           2001           2000
                                                       --------         --------    --------       --------       --------
Net asset value, beginning of period                   $  22.09         $  20.66    $  28.03       $  28.53       $  22.96
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.27)(a)        (0.23)      (0.38)(a)      (0.51)(a)      (0.34)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            2.26             1.66       (2.93)          3.25           8.19
==========================================================================================================================
    Total from investment operations                       1.99             1.43       (3.31)          2.74           7.85
==========================================================================================================================
Less distributions from net realized gains                   --               --       (4.06)         (3.24)         (2.28)
==========================================================================================================================
Net asset value, end of period                         $  24.08         $  22.09    $  20.66       $  28.03       $  28.53
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                            9.01%            6.92%     (14.21)%        10.32%         37.78%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $168,468         $179,646    $187,793       $219,036       $144,861
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                    2.39%(c)(d)      2.44%       2.36%          2.25%          2.23%
==========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.13)%(c)       (1.06)%     (1.60)%        (1.78)%        (1.35)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                      64%              99%        153%           207%           242%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c) Ratios are based on average daily net assets of $184,321,635.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.

                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                               2004            2003       2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 22.11         $ 20.67    $ 28.03       $ 28.53       $ 22.96
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.27)(a)       (0.23)     (0.38)(a)     (0.51)(a)     (0.34)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.25            1.67      (2.92)         3.25          8.19
============================================================================================================================
    Total from investment operations                             1.98            1.44      (3.30)         2.74          7.85
============================================================================================================================
Less distributions from net realized gains                         --              --      (4.06)        (3.24)        (2.28)
============================================================================================================================
Net asset value, end of period                                $ 24.09         $ 22.11    $ 20.67       $ 28.03       $ 28.53
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                  8.95%           6.97%    (14.18)%       10.32%        37.77%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $42,863         $43,482    $46,759       $36,366       $12,339
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.39%(c)(d)     2.44%      2.36%         2.25%         2.23%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.13)%(c)      (1.06)%    (1.60)%       (1.78)%       (1.35)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            64%             99%       153%          207%          242%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c) Ratios are based on average daily net assets of $45,348,453.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(4)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(7)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(3)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")(3)

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(5)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(6)                         educational       plans(9)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(8)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.

(4) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(7) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(9) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.
  ------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond

MCF--04/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--04/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or


BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO
AVAILABLE AT WWW.AIMINVESTMENTS.COM.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Global Health Care Fund
   SEC 1940 Act file number: 811-05426

----------------------------------------

AIMinvestments.com     GHC-PRO-1

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                                    APPENDIX III


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND FOCUSED ON PHARMACEUTICAL COMPANY                                                     underperforming the MSCI World Health
STOCKS                                                                                     Care Index. The best-performing
                                                                                           industries within the health care sector
For the fiscal year ended October 31,        year, to 1.75% at the close of the            of the S&P 500 were health care
2004, AIM Global Health Care Fund, Class     reporting period. In its report on the        equipment and supplies and health care
A shares, returned 9.51% at net asset        economy released in late October, the         providers and services, which returned
value. PERFORMANCE SHOWN AT NAV DOES NOT     Fed said economic activity continued to       17.32% and 9.01%, respectively, while
INCLUDE FRONT-END SALES CHARGES, WHICH       expand in September and early October.        the weakest performing industries were
WOULD HAVE REDUCED THE PERFORMANCE. For      The Fed said that higher energy costs         pharmaceuticals and biotechnology, which
the performance of other share classes,      were constraining consumer and business       returned -3.57% and -0.99%,
please see page 3. The fund                  spending but that capital spending and        respectively, for the fiscal year.
underperformed the MSCI World Index,         hiring were rising modestly.
which returned 13.25%, but outperformed                                                       We believe innovations such as
the MSCI World Health Care Index and the        Foreign stocks generally outperformed      drug-coated stents and implantable
Lipper Health/Biotech Fund Index, which      their U.S. counterparts, with the MSCI        cardiac pacemakers had a positive impact
returned 7.58% and 7.62%, respectively,      World Index outgaining the S&P 500,           on health care equipment stocks, while
over the same period.                        which returned 9.41% for the fiscal           concerns about a proposal to re-import
                                             year. Conditions varied, however, by          less expensive prescription drugs from
   Health care was one of the                region and country. After rising with         Canada adversely affected pharmaceutical
weaker-performing sectors in the MSCI        little interruption since mid-2003,           stocks.
World Index. We believe that the fund        Japanese markets fell in the second
underperformed this index because            quarter of 2004 amid concerns over the        YOUR FUND
investors were concerned about the           country's oil dependence and a slowing
fundamentals of health care companies.       rate of economic expansion. All               We continued to invest in the stocks of
The fund was underweight in                  countries and sectors in the MSCI Europe      companies with sound fundamentals that
biotechnology stocks in comparison to        Index posted positive returns for the         were attractively priced. During the
the MSCI World Health Care Index and the     fiscal year on a dollar-denominated           fiscal year, we increased the fund's
Lipper Health/Biotech Fund Index,            basis. Inflation rose above the European      exposure to pharmaceutical stocks, as we
helping it to outperform these               Central Bank's (ECB) target of 2%.            found companies in this sub-sector that
benchmarks. Biotechnology stocks             However, with wage increases still            met our investment criteria. The
struggled for most of the fiscal year.       modest, the ECB kept short-term interest      pharmaceutical industry is facing a
                                             rates at 2%. In the United Kingdom, the       number of problems, including a general
MARKET CONDITIONS                            Bank of England raised interest rates         lack of new products and patent
                                             five times during the fiscal year in an       expirations. However, we found many
In the United States, generally positive     effort to contain inflation. The euro,        companies in this sub-sector with
economic developments prompted the U.S.      the British pound and the Japanese yen        high-profit margins--firms that could
Federal Reserve (the Fed) to raise its       all appreciated against the U.S. dollar       potentially benefit from an aging
federal funds target rate from a             during the fiscal year.                       population, new product development and
decades-low 1.00%, where it stood at the                                                   merger and acquisition activity.
beginning of the fiscal                         The health care sector of the S&P 500
                                             Index returned 1.76% for the fiscal              Moreover, we believed that
                                             year,                                         pharmaceutical stocks were attractively
                                                                                           priced relative to the rest of the
                                                                                           market. Finally, pharmaceutical stocks

===================================================================================================================================

PORTFOLIO COMPOSITION BY COUNTRY             TOP 10 EQUITY HOLDINGS*                       TOP INDUSTRIES*

             [PIE CHART]                      1. Sanofi-Aventis (France)         8.6%      1. Pharmaceuticals                 58.8%

Japan                              23.2%      2. Pfizer, Inc.                    7.0       2. Health Care Equipment            8.9

Money Market Funds plus                       3. Fujisawa Pharmaceutical Co.               3. Biotechnology                    7.6
Other Assets Less Liabilities      13.4%         Ltd. (Japan)                    6.7
                                                                                           4. Managed Health Care              3.8
France                              8.6%      4. Amgen Inc.                      5.5
                                                                                           5. Health Care Facilities           3.0
United Kingdom                      4.5%      5. Yamanouchi Pharmaceutical Co.,
                                                 Ltd. (Japan)                    5.1       6. Health Care Services             2.7
Other Countries                     1.9%
                                              6. Forest Laboratories, Inc.       4.9       7. Health Care Supplies             1.5
Switzerland                         1.4%
                                              7. Eisai Co., Ltd. (Japan)         4.7       8. Diversified Chemicals            0.3
U.S.A.                             47.0%
                                              8. Becton, Dickinson & Co.         4.5       9. Health Care Distributors         0.1

                                              9. GlaxoSmithKline PLC-ADR
                                                 (United Kingdom)                4.5       TOTAL NUMBER OF HOLDINGS*            49
                                                                                           TOTAL NET ASSETS         $761.7 MILLION
                                             10. Wyeth                           4.4

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

*Excluding money market fund holdings.

===================================================================================================================================

have historically performed well during      second largest drug company in terms of                      KIRK L. ANDERSON
rising interest-rate environments. Under     sales in Japan.                                              Mr. Anderson started at
these conditions, investors have tended                                                     [ANDERSON     AIM in 1994 in the fund
to gravitate toward the stocks of               Detracting from performance were              PHOTO]      services area. He then
companies perceived as being able to         Amgen, a leading biotechnology company,                      moved to portfolio
realize profit growth in a slowing           and Wyeth, a major pharmaceutical firm.                      administration in 1995,
economy.                                     Amgen's stock declined because of             became an analyst in 1997 and a
                                             uncertainty surrounding potential             portfolio manager in 2003. Mr. Anderson
   Toward the end of the fiscal year, we     changes to Medicare's reimbursement           earned a B.A. in political science from
increased the total number of holdings       policy for cancer treatments and its          Texas A&M University and an M.S. in
in the fund. Our focus was on the stocks     effect on two of the company's leading        finance from the University of Houston.
of solid companies in the higher-growth      products, Aranesp and Neulast. Wyeth's
industries such as biotechnology. We         stock was adversely affected by lawsuits                     BRYAN A. UNTERHALTER
believe the sell-off in this sub-sector      stemming from a diet drug and concerns                       Mr. Unterhalter began his
has resulted in more reasonable              about possible risks associated with its      [UNTERHALTER   investment career in 1995
valuations for biotechnology stocks.         hormone replacement products.                    PHOTO]      as an equity trader. In
                                                                                                          1997, he joined AIM as a
   Pharmaceuticals was the sub-sector        IN CLOSING                                                   domestic equity trader
that contributed the most to fund                                                          and later became an analyst on AIM's
performance followed by health care          We continue to work diligently to             International (Europe/Canada) investment
equipment and health care supplies. We       achieve the fund's investment objective       management team in 1998. He was promoted
believe our focus on reasonably priced       of long-term growth of capital by             to his current position in 2003. A
stocks of pharmaceutical companies with      normally investing at least 80% of its        native of Johannesburg, South Africa, he
strong distribution networks and fewer       assets in the securities of health care       received a B.A. from The University of
patent expiration issues enabled our         industry companies.                           Texas at Austin and an M.B.A. from the
holdings in this sub-sector to                                                             University of St. Thomas.
outperform those of the S&P 500 Index.
Biotechnology generally detracted from       THE VIEWS AND OPINIONS EXPRESSED IN                          MICHAEL YELLEN
performance. We observed that investors      MANAGEMENT'S DISCUSSION OF FUND                              Mr. Yellen is lead
were concerned about a lack of new           PERFORMANCE ARE THOSE OF A I M ADVISORS,        [YELLEN      portfolio manager of AIM
products from biotechnology companies.       INC. THESE VIEWS AND OPINIONS ARE                PHOTO]      Global Health Care Fund.
                                             SUBJECT TO CHANGE AT ANY TIME BASED ON                       He came to AIM in 1998
   Stocks that contributed the most to       FACTORS SUCH AS MARKET AND ECONOMIC                          from the Asset Management
fund performance were drug companies         CONDITIONS. THESE VIEWS AND OPINIONS MAY      Division of Liechtenstein Global Trust,
Sanofi-Aventis and Yamanouchi                NOT BE RELIED UPON AS INVESTMENT ADVICE       which he joined in 1994 as an investment
Pharmaceuticals. Sanofi-Aventis, the         OR RECOMMENDATIONS, OR AS AN OFFER FOR A      analyst for health care industries. He
world's third largest pharmaceutical         PARTICULAR SECURITY. THE INFORMATION IS       was promoted to portfolio manager in
company, was created from the merger of      NOT A COMPLETE ANALYSIS OF EVERY ASPECT       1996 and had primary responsibility for
Aventis and Sanofi-Synthelabo. We            OF ANY MARKET, COUNTRY, INDUSTRY,             the GT Applied Science Fund and the GT
observed that investors reacted              SECURITY OR THE FUND. STATEMENTS OF FACT      Healthcare Fund, both offshore funds,
favorably to the merger because it could     ARE FROM SOURCES CONSIDERED RELIABLE,         until assuming his present
result in cost-cutting measures and a        BUT A I M ADVISORS, INC. MAKES NO             responsibilities with AIM. He began his
pooling of product lines. Yamanouchi         REPRESENTATION OR WARRANTY AS TO THEIR        career in 1991 as a senior securities
Pharmaceuticals benefited from its           COMPLETENESS OR ACCURACY. ALTHOUGH            analyst. Mr. Yellen holds a B.A. from
merger with Fujisawa, creating the           HISTORICAL PERFORMANCE IS NO GUARANTEE        Stanford University.
                                             OF FUTURE RESULTS, THESE INSIGHTS MAY
                                             HELP YOU UNDERSTAND OUR INVESTMENT
                                             MANAGEMENT PHILOSOPHY.

                                                   See important fund and index
                                                  disclosures inside front cover.

=========================================================================================

FUND VS. INDEXES

TOTAL RETURNS, 10/31/03-10/31/04, EXCLUDING APPLICABLE SALES CHARGES. IF SALES
CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.

CLASS A SHARES                                                             9.51%

CLASS B SHARES                                                             9.01

CLASS C SHARES                                                             9.00

MSCI WORLD INDEX (BROAD MARKET INDEX)                                     13.25

MSCI WORLD HEALTH CARE INDEX (STYLE-SPECIFIC INDEX)                        7.58

LIPPER HEALTH/BIOTECHNOLOGY FUND INDEX (PEER GROUP INDEX)                  7.62

Source: Lipper, Inc.
=========================================================================================         [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN TO PAGE 5.



                                       3

                          AIM GLOBAL HEALTH CARE FUND,
                       A PORTFOLIO OF AIM INVESTMENT FUNDS
                          11 Greenway Plaza, Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 959-4246

                            AIM HEALTH SCIENCES FUND,
                         A PORTFOLIO OF AIM SECTOR FUNDS
                          11 Greenway Plaza, Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 959-4246



                       STATEMENT OF ADDITIONAL INFORMATION

   (June 28, 2005 Special Meeting of Shareholders of AIM Health Sciences Fund)


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated May ___, 2005 of AIM Global Health Care Fund for use in connection with the Special Meeting of Shareholders of AIM Health Sciences Fund to be held on June 28, 2005. Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1 800-959-4246. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

         A Statement of Additional Information for AIM Investment Funds dated April 29, 2005, has been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

         The date of this Statement of Additional Information is May _____,
2005.

                                TABLE OF CONTENTS


THE TRUST.............................................................................................S-3

DESCRIPTION OF PERMITTED INVESTMENTS..................................................................S-3

TRUSTEES AND OFFICERS OF THE TRUST....................................................................S-3

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...................................................S-3

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION.........................S-3

PORTFOLIO TRANSACTIONS................................................................................S-3

DESCRIPTION OF SHARES.................................................................................S-3

DETERMINATION OF NET ASSET VALUE......................................................................S-4

TAXES.................................................................................................S-4

PERFORMANCE DATA......................................................................................S-4

FINANCIAL INFORMATION.................................................................................S-4

Appendix I              -       Statement of Additional Information of the Trust
Appendix II             -       Audited Financial Statements of AIM Health Sciences Fund (3/31/04)
Appendix III            -       Unaudited Financial Statements of AIM Health Sciences Fund (9/30/04)
Appendix IV             -       Pro Forma Financial Statements of AIM Global Health Care Fund

THE TRUST

This Statement of Additional Information relates to AIM Investment Funds (the "Trust") and its investment portfolio, AIM Global Health Care Fund (the "Fund"). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a separate series of shares of beneficial interest of the Trust. For additional information about the Trust, see heading "General Information About the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and nonfundamental investment policies of the Fund adopted by the Trust's Board of Trustees, see heading "Description of the Funds and Their Investments and Risks" in the Trust's Statement of Additional Information attached hereto as Appendix I.

TRUSTEES AND OFFICERS OF THE TRUST

For a disclosure of the names and a brief occupational biography of each of the Trust's trustees and executive officers identifying those who are interested persons of the Trust as well as stating their aggregate remuneration, see heading "Management of the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For a disclosure of the control persons of the Fund, the principal holders of shares of the Fund and the ownership by officers and trustees of the Fund, see heading "Control Persons and Principal Holders of Securities" in the Trust's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION

For a discussion of the Trust's advisory and management-related services agreements and plans of distribution, see headings "Investment Advisory and Other Services" and "Distribution of Securities" in the Trust's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Trust's brokerage policy, see heading "Brokerage Allocation and Other Practices" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Trust's authorized securities and the characteristics of the Trust's shares of beneficial interest, see heading "General Information About the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Trust's valuation and pricing procedures and a description of its purchase and redemption procedures, see heading "Purchase, Redemption and Pricing of Shares" in the Trust's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Trust's shares, see heading "Dividends, Distributions and Tax Matters" in the Trust's Statement of Additional information attached hereto as Appendix I.

PERFORMANCE DATA

For a description and quotation of certain performance data used by the Trust, see heading "Calculation of Performance Data" in the Trust's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

The audited financial statements of AIM Global Health Care Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth under the heading "Financial Statements" in the Trust's Statement of Additional Information attached hereto as Appendix I.

The audited financial statements of AIM Health Sciences Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth as Appendix II.

The unaudited financial statements of AIM Health Sciences Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth as Appendix III.

The pro forma financial statements of AIM Global Health Care Fund are set forth as Appendix IV.

                                                                      APPENDIX I


                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                              AIM INVESTMENT FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                               ------------------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM INVESTMENT FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 959-4246

                               ------------------

THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 29, 2005, RELATES TO THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:

              FUND                      DATED
--------------------------------  -----------------
   AIM DEVELOPING MARKETS FUND    FEBRUARY 28, 2005
   AIM GLOBAL HEALTH CARE FUND      APRIL 29, 2005
         AIM LIBRA FUND           FEBRUARY 28, 2005
    AIM TRIMARK ENDEAVOR FUND     FEBRUARY 28, 2005
        AIM TRIMARK FUND          FEBRUARY 28, 2005
AIM TRIMARK SMALL COMPANIES FUND  FEBRUARY 28, 2005

                              AIM INVESTMENT FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                              PAGE
GENERAL INFORMATION ABOUT THE TRUST.......................................     1
     Fund History.........................................................     1
     Shares of Beneficial Interest........................................     1
     Policies and Procedures for Disclosure of Fund Holdings..............     3

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..................     5
     Classification.......................................................     5
     Investment Strategies and Risks......................................     5
            Equity Investments............................................     9
            Foreign Investments...........................................     9
            Debt Investments..............................................     11
            Other Investments.............................................     12
            Investment Techniques.........................................     14
            Derivatives...................................................     18
            Additional Securities or Investment Techniques................     24
     Fund Policies........................................................     26
     Concentration of Investments.........................................     28
     Temporary Defensive Positions........................................     29
     Portfolio Turnover...................................................     29

MANAGEMENT OF THE TRUST...................................................     29
     Board of Trustees....................................................     29
     Management Information...............................................     29
            Trustee Ownership of Fund Shares..............................     32
     Compensation.........................................................     37
            Retirement Plan For Trustees..................................     37
            Deferred Compensation Agreements..............................     37
            Purchase of Class A Shares of the Funds at Net Asset Value....     38
     Codes of Ethics......................................................     38
     Proxy Voting Policies................................................     38

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................     38

INVESTMENT ADVISORY AND OTHER SERVICES....................................     39
     Investment Advisor...................................................     39
     Expense Limitation...................................................     41
            Investment Sub-Advisor........................................     41
            Portfolio Managers............................................     42
            Securities Lending Arrangements...............................     42
     Service Agreements...................................................     43
     Other Service Providers..............................................     43

BROKERAGE ALLOCATION AND OTHER PRACTICES..................................     44
     Brokerage Transactions...............................................     44
     Commissions..........................................................     44
     Brokerage Selection..................................................     45
     Directed Brokerage (Research Services)...............................     46
     Regular Brokers or Dealers...........................................     46
     Allocation of Portfolio Transactions.................................     46

     Allocation of Initial Public Offering ("IPO") Transactions...........     46

PURCHASE, REDEMPTION AND PRICING OF SHARES................................     47
     Purchase and Redemption of Shares....................................     47
     Offering Price.......................................................     66
     Redemptions In Kind..................................................     67
     Backup Withholding...................................................     68

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS..................................     69
     Dividends and Distributions..........................................     69
     Tax Matters..........................................................     69

DISTRIBUTION OF SECURITIES................................................     77
     Distribution Plans...................................................     77
     Distributor..........................................................     79

CALCULATION OF PERFORMANCE DATA...........................................     80

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING...     86

PENDING LITIGATION........................................................     87

APPENDICES:

RATINGS OF DEBT SECURITIES................................................     A-1

TRUSTEES AND OFFICERS.....................................................     B-1

TRUSTEE COMPENSATION TABLE................................................     C-1

PROXY VOTING POLICIES.....................................................     D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................     E-1

MANAGEMENT FEES...........................................................     F-1

PORTFOLIO MANAGERS........................................................     G-1

ADMINISTRATIVE SERVICES FEES..............................................     H-1

BROKERAGE COMMISSIONS.....................................................     I-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF
REGULAR BROKERS OR DEALERS................................................     J-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS...     K-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS.............     L-1

TOTAL SALES CHARGES.......................................................     M-1

PERFORMANCE DATA..........................................................     N-1

PENDING LITIGATION........................................................     O-1

FINANCIAL STATEMENTS......................................................     FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

      AIM Investment Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: AIM Developing Markets Fund, AIM Global Health Care Fund, AIM Libra Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

      The Trust was originally organized on October 29, 1987 as a Maryland corporation. The Trust reorganized as a Delaware business trust on May 7, 1998. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998 relating to these Funds (or a class thereof), except for AIM Libra Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund, is that of AIM Investment Funds, Inc. the Maryland corporation (or the corresponding class thereof). Each of AIM Libra Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund commenced operations as a series of the Trust.

SHARES OF BENEFICIAL INTEREST

      Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

      The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

      Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

      Each Fund offers separate classes of shares as follows:

                                                                      INSTITUTIONAL  INVESTOR
              FUND                CLASS A  CLASS B  CLASS C  CLASS R      CLASS        CLASS
--------------------------------  -------  -------  -------  -------  -------------  --------
AIM Developing Markets Fund          X        X        X
AIM Global Health Care Fund          X        X        X                                 X
AIM Libra Fund                       X        X        X
AIM Trimark Endeavor Fund            X        X        X        X           X
AIM Trimark Fund                     X        X        X        X           X
AIM Trimark Small Companies Fund     X        X        X        X           X

      This Statement of Additional Information relates solely to the Class A, Class B, Class C and Class R shares, if applicable, of the Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, are discussed in a separate Statement of Additional Information and are available to the following:

      -     banks and trust companies acting in a fiduciary or similar capacity;

      -     bank and trust company common and collective trust funds;

      -     banks and trust companies investing for their own account;

      - entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies);

      -     retirement plans; and

      - platform sponsors with which AIM Distributors has entered into an agreement.

      Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

      Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

      Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

      Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive, subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

      Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust

Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

      The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed if it is ultimately determined that such person is not entitled to indemnification for such expenses.

SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS

      The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.

      PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on www.aiminvestments.com:

            - calendar quarter-end portfolio holdings are posted by the 30th day after each calendar quarter-end;

            - fiscal quarter-end portfolio holdings are posted by the 70th day after each fiscal quarter-end; and

            - the largest ten holdings are posted by the 15th day after each month-end.

These holdings are listed along with the percentage of the Fund's net assets they represent. The calendar and fiscal quarter-end portfolio holdings will remain on the website for one year. The top-ten list is replaced each month. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on www.aiminvestments.com. The Funds also disclose select holdings as part of their quarterly Fund Performance Updates and quarterly Performance and Commentaries on www.aiminvestments.com by the 29th day after each calendar quarter. These quarterly Fund Performance Updates and quarterly Performance and Commentaries are replaced each quarter. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.

      SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates will disclose non-public full portfolio holdings on a selective basis only if the Executive Committee (the "Executive Committee") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The Executive Committee must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval. The Executive Committee may delegate its approval responsibilities to the Internal Compliance Controls Committee of AIM Management. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides such selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.

      AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Funds:

            -     Attorneys and accountants;

            -     Securities lending agents;

            -     Lenders to the Funds;

            -     Rating and rankings agencies;

            -     Persons assisting in the voting of proxies;

            -     Fund custodians;

            -     Fund transfer agent(s) (in the event of a redemption in kind);

            - Pricing services, market makers, or other persons who provide systems or software support in connection with Fund operations (to determine the price of securities held by a Fund);

            -     Financial printers;

            - Brokers identified by a Fund's portfolio management team who provide execution and research services to the team; and

            - Analysts hired to perform research and analysis to the Fund's portfolio management team.

In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. AIM will also disclose non-public portfolio holdings information in the event that such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.

      AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

      DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

      From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

      DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

      DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGED PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

      AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

      The Trust is an open-end management investment company. Each of the Funds other than AIM Developing Markets Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

      The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds Registered Trademark. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                              AIM INVESTMENT FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                 AIM      AIM GLOBAL                                            AIM TRIMARK
                             DEVELOPING   HEALTH CARE  AIM LIBRA   AIM TRIMARK   AIM TRIMARK  SMALL COMPANIES
           FUND             MARKETS FUND     FUND         FUND    ENDEAVOR FUND     FUND           FUND
--------------------------  ------------  -----------  ---------  -------------  -----------  ---------------
        SECURITY/
        INVESTMENT
        TECHNIQUE
--------------------------
                                                    EQUITY INVESTMENTS

Common Stock                      X            X            X           X             X              X

Preferred Stock                   X            X            X           X             X              X

Convertible Securities            X            X            X           X             X              X

Alternative Entity                X            X            X           X             X              X
Securities

                                                    FOREIGN INVESTMENTS

Foreign Securities                X            X            X           X             X              X

Foreign Government                X            X            X           X             X              X
Obligations

Foreign Exchange                  X            X            X           X             X              X
Transactions

                                                     DEBT INVESTMENTS

U.S. Government                   X            X            X           X             X              X
Obligations

Rule 2a-7 Requirements

Mortgage-Backed and
Asset-Backed Securities

Collateralized Mortgage
Obligations

Bank Instruments

Commercial Instruments

Participation Interests

Municipal Securities

Municipal Lease
Obligations

Investment Grade                  X            X            X           X             X              X
Corporate Debt Obligations

Junk Bonds                        X            X                        X             X              X

Liquid Assets                     X            X            X           X             X              X

                                                     OTHER INVESTMENTS

REITs                             X            X            X           X             X              X

Other Investment                  X            X            X           X             X              X
Companies

Defaulted Securities

Municipal Forward
Contracts

Variable or Floating Rate         X
Instruments

Indexed Securities                X

Zero-Coupon and                   X
Pay-in-Kind Securities

Synthetic Municipal
Instruments
                                                   INVESTMENT TECHNIQUES

Delayed Delivery                  X            X            X           X             X              X
Transactions

When-Issued Securities            X            X            X           X             X              X

                              AIM INVESTMENT FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                 AIM      AIM GLOBAL                                            AIM TRIMARK
                             DEVELOPING   HEALTH CARE  AIM LIBRA   AIM TRIMARK   AIM TRIMARK  SMALL COMPANIES
           FUND             MARKETS FUND     FUND         FUND    ENDEAVOR FUND     FUND           FUND
--------------------------  ------------  -----------  ---------  -------------  -----------  ---------------
        SECURITY/
        INVESTMENT
        TECHNIQUE
--------------------------
Short Sales                       X            X            X           X             X              X

Margin Transactions

Swap Agreements                   X            X            X           X             X              X

Interfund Loans                   X            X            X           X             X              X

Borrowing                         X            X            X           X             X              X

Lending Portfolio                 X            X            X           X             X              X
Securities

Repurchase Agreements             X            X            X           X             X              X

Reverse Repurchase                X            X
  Agreements

Dollar Rolls                                   X

Illiquid Securities               X            X            X           X             X              X

Rule 144A Securities              X            X            X           X             X              X

Unseasoned Issuers                                          X                                        X

Portfolio Transactions

Sale of Money Market
  Securities

Standby Commitments
                                                        DERIVATIVES

Equity-Linked Derivatives         X            X            X           X             X              X

Put Options                       X            X            X           X             X              X

Call Options                      X            X            X           X             X              X

Straddles                         X            X            X           X             X              X

Warrants                          X            X            X           X             X              X

Futures Contracts and             X            X            X           X             X              X
Options on Futures
Contracts

Forward Currency Contracts        X            X            X           X             X              X
  Cover                           X            X            X           X             X              X

                                         ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

Loan Participations and           X
Assignments

Privatizations                    X            X                        X             X              X

Indexed Commercial Paper          X

Samurai and Yankee Bonds          X

Premium Securities                X

Structured Investments            X

Stripped Income Securities        X

Equity Investments

      COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

      PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

      The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

      The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Debt Investments - Junk Bonds" below.

      ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

      Foreign Investments

      FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

      Each Fund may invest up to 100% of its total assets in foreign securities, except that AIM Libra Fund, AIM Trimark Endeavor Fund and AIM Trimark Small Companies Fund may each invest up to 25% of its total assets in foreign securities.

      Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

      Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

      Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

      Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

      Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

      Risks of Developing Countries. AIM Developing Markets Fund may invest all of its total assets in securities of companies located in developing countries. AIM Global Health Care Fund may invest up to 20%, AIM Trimark Endeavor Fund and AIM Trimark Fund may each invest up to 15% and AIM Libra Fund and AIM Trimark Small Companies Fund may each invest up to 5%, of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

      FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities that issue them. These securities involve the risk discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interests or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the government of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

      FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

      Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

      The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

      U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.

      INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

      JUNK BONDS. Each of the funds other than AIM Libra Fund may invest in junk bonds. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

      Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

      The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

      The Funds may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities. AIM Global Health Care Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund may each invest up to 5% of total assets, and AIM Developing Markets Fund may invest up to 50% of total assets in junk bonds.

      Descriptions of debt securities ratings are found in Appendix A.

      LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).

Other Investments

      REAL ESTATE INVESTMENT TRUSTS ("REITs"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

      To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

      To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

      In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

      OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

      The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

      VARIABLE OR FLOATING RATE INSTRUMENTS. AIM Developing Markets Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

      INDEXED SECURITIES. AIM Developing Markets Fund may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

      ZERO-COUPON AND PAY-IN-KIND SECURITIES. AIM Developing Markets Fund may, but does not currently intend to, invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, the Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

      DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

      Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

      A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

      WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

      Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

      Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

      A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

      MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

      SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or

"floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

      INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

      BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

      LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

      The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

      REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

      If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

      The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

      DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

      Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the

Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

      Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

      AIM Global Health Care Fund cannot invest more than 5% of total assets in joint ventures, cooperatives, partnerships and state enterprises which are illiquid.

      RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

      UNSEASONED ISSUERS. AIM Libra Fund and AIM Trimark Small Companies Fund may invest in equity securities of unseasoned issuers. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

      The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

      EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

      PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security contract or foreign currency as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

      A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

      Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

      Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

      A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

      If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

      Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

      Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

      A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

      Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

      Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

      The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

      Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

      STRADDLES. A Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

      A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures

Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

      The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

      Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

      "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

      Subsequent payments, called "variation margin," received from or paid to the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market the unrealized gains or losses.

      If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

      Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

      Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

      FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

      Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

      The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

      Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts.

      This process is described in more detail below in the section "Cover."

      COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

      Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

      Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

      (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

      (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

      (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

      (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

      PARTICIPATION INTERESTS. AIM Developing Markets Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). The Fund generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, the Fund may be regarded as a creditor of the Participant and thus the Fund is subject to the credit risk of both the Borrower and a Lender or a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

      PRIVATIZATIONS. Each of the funds other than AIM Libra Fund may invest in privatizations. The governments of some foreign countries have been engaged in selling part or all of their stakes in government-owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Funds in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Funds to participate may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

      INDEXED COMMERCIAL PAPER. AIM Developing Markets Fund may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the funds to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund will not purchase such commercial paper for speculation.

      SAMURAI AND YANKEE BONDS. Subject to its fundamental investment restrictions, AIM Developing Markets Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

      PREMIUM SECURITIES. AIM Developing Markets Fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss if it holds such securities to maturity.

      STRUCTURED INVESTMENTS. AIM Developing Markets Fund may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of Sovereign Debt. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

      AIM Developing Markets Fund is permitted to invest in a class of Structured Investments that is either subordinated or not subordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments.

      Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, AIM Developing Markets Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act described below under "Investment Strategies and Risks - Other Investment Companies." Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.

      STRIPPED INCOME SECURITIES. AIM Developing Markets Fund may invest a portion of its assets in stripped income securities, which are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the "interest only class" or the "IO class"), while the other class will receive all of the principal (the "principal-only class" or the "PO class"). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities.

FUND POLICIES

      FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM Developing Markets Fund is not subject to restriction
(1) and AIM Global Health Care Fund is not subject to restriction (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

      (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

      (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

      (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

      (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

      (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

      (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

      (9) AIM Global Health Care Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign issuers in the health care industry.

      The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM and the sub-advisor of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

      NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except that AIM Developing Markets Fund is not subject to restriction (1) and AIM Global Health Care is not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.

      (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.

      (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

      (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

      (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33-1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

      (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

      (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

      ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

      (1) AIM Developing Markets Fund normally invests at least 80% of its assets in securities of companies that are in developing markets countries. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

      (2) AIM Global Health Care Fund normally invests at least 80% of its assets in securities of health care industry companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

      (3) AIM Trimark Small Companies Fund normally invests at least 80% of its assets in marketable equity securities of small capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

CONCENTRATION OF INVESTMENTS

      For purposes of AIM Global Health Care Fund's fundamental investment restriction regarding industry concentration, a company will be considered a health care company if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, AIM determines that its primary business is within the health care industry.

TEMPORARY DEFENSIVE POSITIONS

      In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

PORTFOLIO TURNOVER

      AIM Developing Markets Fund's portfolio turnover rate decreased from 100% in 2003 to 49% in 2004. This variation can be attributed to the realignment of the Fund's portfolio to fit the investment process of the current management team that assumed management of the Fund in May of 2003.

      AIM Global Health Care Fund's portfolio turnover rate decreased from 99% in 2003 to 64% in 2004. The portfolio managers were satisfied with the positioning of the portfolio and therefore, made fewer changes. AIM Global Health Care Fund's portfolio turnover rate decreased from 153% in 2002 to 99% in 2003. From 2002 to 2003, the portfolio managers were positioning the portfolio in the type of security they believed would contribute to long term growth.

      AIM Libra Fund's portfolio turnover rate increased from 325% in 2003 to 600% in 2004. This increase can be attributed to the Fund's aggressive investment strategy. Such a strategy seeks the highest possible return and may often replace a holding when a more attractive investment opportunity is identified.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

      The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

      The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

      The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.

      The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley, (Vice Chair).

The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent auditor's qualifications, independence and performance; (ii) appoint independent auditors for the Funds; (iii) to the extent required by
Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Funds by their independent auditors;
(iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent auditors to the Funds' investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Funds; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by a Fund; (vii) assist the Board's oversight of the performance of the Funds' internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Funds' financial statements; and (ix) assist the Board's oversight of the Funds' compliance with legal and regulatory requirements. During the fiscal year ended October 31, 2004, the Audit Committee held eight meetings.

      The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i)recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG"); (iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report;
(iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Funds' Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Fund shareholders and of AIM's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Funds or their service providers; and
(xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended October 31, 2004, the Compliance Committee held one meeting.

      The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair), and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

      The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended October 31, 2004, the Governance Committee held seven meetings.

      Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

      The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock, and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review and approve all proposed advisory, sub-advisory and distribution arrangements for the Funds, as well to review and approve the continuance of all such existing arrangements.

      The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Funds"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly;
(iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time. During the fiscal year ended October 31, 2004, the Investments Committee held seven meetings.

      The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds' portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation Committee:
(i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended October 31, 2004, the Valuation Committee held one meeting.

      The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended October 31, 2004, the Special Committee Relating to Market Timing Issues held eight meetings.

Trustee Ownership of Fund Shares

      The dollar range of equity securities beneficially owned by each trustee
(i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

      The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund, as applicable, by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of each Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of each Fund.

- The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under each Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under each Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of each Advisory Agreement.

- The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function, the quality of AIM's investment research and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

- The performance of each Fund relative to comparable funds. The Board reviewed the performance of each Fund against the performance of funds advised by other advisors with investment strategies comparable to those of such Fund and concluded that no changes should be made to the Funds and that it was not necessary to change the Fund's portfolio management teams at this time.

- The performance of each Fund relative to indices. The Board reviewed the performance of each Fund against the performance of applicable indices and concluded that no changes should be made to the Funds and that it was not necessary to change the Fund's portfolio management teams at this time.

- Meetings with each Fund's portfolio managers and investment personnel. With respect to each Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

- Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund and concluded that such performance was satisfactory.

- Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for each Fund against
      (i) the advisory fee rates for other mutual funds, variable insurance funds offered to insurance company separate accounts, offshore funds and/or private accounts advised by AIM with investment strategies comparable to those of such Fund, if any, and (ii) the sub-advisory fee rates for unaffiliated mutual funds sub-advised by AIM with investment strategies comparable to those of such Fund, if any. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.

- Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for each Fund against the advisory fee rates for mutual funds advised by other advisors with investment strategies comparable to those of such Fund. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.

- Expense limitations and fee waivers. The Board reviewed the fee waivers and/or expense limitations, if any, currently in effect for each Fund and the effect they had on each Fund's expenses. The Board concluded that the current levels of fee waivers and/or expense limitations, if any, for each Fund were fair and reasonable.

- Breakpoints and economies of scale. The Board reviewed the structure of each Fund's advisory fee under the Advisory Agreement and whether it includes any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for each Fund or whether, due to the nature of such Fund and the advisory fee structures of similar funds, it was reasonable to leave the structure of the advisory fee unchanged. Based on such review, the Board concluded that it was not necessary to change the structure of the advisory fee for any of the Funds to add advisory fee breakpoints.

- Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for each Fund. Because such research ultimately benefits each Fund, the Board concluded that such arrangements were appropriate.

- AIM's financial soundness in light of each Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under each Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under each Advisory Agreement.

- Historical relationship between each Fund and AIM. In determining whether to continue the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Funds, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

- Other factors and current trends. In determining whether to continue the Advisory Agreement for each Fund, the Board considered regulatory and legal actions pending against AIM. The Board also considered the internal compliance reviews being undertaken by AIM and its affiliates, and the additional controls and procedures being implemented by AIM and its affiliates. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the regulatory and legal actions should not prevent the Board from continuing the Advisory Agreement for each Fund.

      After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided to such Fund and its shareholders were adequate; (ii) such Fund's Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of such Fund and its shareholders and continued each such Advisory Agreement for another year.

Factors Considered in Approving the Sub-Advisory Agreement

      The sub-advisory agreement between AIM and AIM Funds Management Inc. (the "Sub-Advisor") for AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund (the "Sub-Advisory Agreement") was re-approved for AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of the Sub-Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund.

- The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.

- The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.

- The performance of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund relative to comparable funds. The Board reviewed the performance of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund against the performance of funds advised by other advisors with investment strategies comparable to those of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund and concluded that no changes should be made to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund and that it was not necessary to change the AIM Trimark Endeavor, AIM Trimark Fund and AIM Trimark Small Companies Fund portfolio management team at this time.

- The performance of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund relative to indices. The Board reviewed the performance of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund against the performance of applicable indices and concluded that no changes should be made to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund and that it was not necessary to change the AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund portfolio management team at this time.

- Meetings with AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund portfolio managers and investment personnel. The Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.

- Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund and concluded that such performance was satisfactory.

- Advisory fees, expense limitations and fee waivers and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund or its shareholders, as they are paid by AIM rather than AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund. Furthermore, AIM and the Sub-Advisor are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund are fair and reasonable.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to the Sub-Advisor. The Board considered the benefits realized by the Sub-Advisor as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds sub-advised by the Sub-Advisor are used to pay for research and execution services. This research is used by the Sub-Advisor in making investment decisions for each sub-advised Fund. Because such research ultimately benefits each such Fund, the Board concluded that such arrangements were appropriate.

- Sub-Advisor's financial soundness. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.

      After consideration of all of the above factors, the Board found that with respect to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund: (i) the services provided to such Fund and its shareholders were adequate; and (ii) such Fund's Sub-Advisory Agreement was fair and reasonable under the circumstances. The Board therefore concluded that such Fund's Sub-Advisory Agreement was in the best interests of such Fund and its shareholders and continued such Sub-Advisory Agreement for another year.

COMPENSATION

      Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.

      Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix C.

Retirement Plan For Trustees

      The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

      The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

      Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

      Messrs. Crockett, Dunn, Fields, Frischling and Sklar and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. With respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

      The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the AIM Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares, of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

      AIM, the Trust, AIM Distributors and AIM Funds Management Inc. (the sub-advisor to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund) have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading including personal trading in most of the funds within The AIM Family of Funds Registered Trademark ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

      The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund other than AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund to AIM, the Fund's investment advisor, and with respect to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund, to AIM Funds Management, Inc., the Sub-Advisor. The investment advisor and Sub-Advisor will vote such proxies in accordance with their proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.

      Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.

      Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2004 is available at our Web site, AIMinvestments.com. This information is also available at the SEC Web site, http://www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

      AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP. AMVESCAP and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

      As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the Sub-Advisor to the Funds are not exclusive and AIM and the Sub-Advisor(s) are free to render investment advisory services to others, including other investment companies.

      AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

      The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

      Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year:

      Effective January 1, 2005 the advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by each Fund do not exceed the maximum advisory fee rate set forth in the third column below. The maximum advisory fee rates are effective through the Committed Until Date set forth in the fourth column.

                                                                                       MAXIMUM ADVISORY FEE
                                 ANNUAL RATE/NET ASSETS     MAXIMUM ADVISORY FEE RATE     RATES COMMITTED
          FUND NAME              PER ADVISORY AGREEMENT       AFTER JANUARY 1, 2005          UNTIL DATE
---------------------------  -----------------------------  -------------------------  --------------------
AIM Developing Markets Fund  0.975% of first $500M          0.935% of first $250M      June 30, 2006

                                                                                       MAXIMUM ADVISORY FEE
                                 ANNUAL RATE/NET ASSETS     MAXIMUM ADVISORY FEE RATE     RATES COMMITTED
          FUND NAME              PER ADVISORY AGREEMENT       AFTER JANUARY 1, 2005          UNTIL DATE
---------------------------  -----------------------------  -------------------------  --------------------
                             0.95% of next $500M            0.91% of next $250M
                             0.925% of next $500M           0.885% of next $500M
                             0.90% on amount thereafter(1)  0.86% of next $1.5B
                                                            0.835% of next $2.5B
                                                            0.81% of next $2.5B
                                                            0.785% of next $2.5B
                                                            0.76% of amount over $10B

AIM Global Health Care Fund  0.975% of first $500M          0.75% of first $250M       December 31, 2009
                             0.95% of next $500M            0.74% of next $250M
                             0.925% of next $500M           0.73% of next $500M
                             0.90% on amount thereafter(1)  0.72% of next $1.5B
                                                            0.71% of next $2.5B
                                                            0.70% of next $2.5B
                                                            0.69% of next $2.5B
                                                            0.68% of amount over $10B

AIM Libra Fund               0.85% of first $1B             0.745% of first $250M      June 30, 2006
                             0.80% on amount thereafter     0.73% of next $250M
                                                            0.715% of next $500M
                                                            0.70% of next $1.5B
                                                            0.685% of next $2.5B
                                                            0.67% of next $2.5B
                                                            0.655% of next $2.5B
                                                            0.64% of amount over $10B

AIM Trimark Endeavor Fund    0.80% of first $1B             0.745% of first $250M      June 30, 2006
                             0.75% on amount thereafter     0.73% of next $250M
                                                            0.715% of next $500M
                                                            0.70% of next $1.5B
                                                            0.685% of next $2.5B
                                                            0.67% of next $2.5B
                                                            0.655% of next $2.5B
                                                            0.64% of amount over $10B

AIM Trimark Fund             0.85% of first $1B             0.80% of first $250M       June 30, 2006
                             0.80% on amount thereafter     0.78% of next $250M
                                                            0.76% of next $500M
                                                            0.74% of next $1.5B
                                                            0.72% of next $2.5B
                                                            0.70% of next $2.5B
                                                            0.68% of next $2.5B
                                                            0.66% of amount over $10B

AIM Trimark Small Companies  0.85% of first $1B             0.745% of first $250M      June 30, 2006
Fund                         0.80% on amount thereafter     0.73% of next $250M
                                                            0.715% of next $500M
                                                            0.70% of next $1.5B
                                                            0.685% of next $2.5B
                                                            0.67% of next $2.5B
                                                            0.655% of next $2.5B
                                                            0.64% of amount over $10B

(1) AIM has voluntarily agreed to waive advisory fees payable by the Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

      AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

      AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

      AIM has contractually agreed through October 31, 2005, to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from each Fund's day-to-day operations, or items designated as such by each Fund's Board; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement; and (vii) excluding Rule 12b-1 fees, if applicable,) for the following Fund's shares to the extent necessary to limit the total operating expenses as follows:

               FUND                  EXPENSE LIMITATION
-----------------------------------  ------------------
AIM Developing Markets Fund
         Class A Shares                    2.00%
         Class B Shares                    2.50%
         Class C Shares                    2.50%

AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund
         Class A Shares                    2.00%
         Class B Shares                    2.65%
         Class C Shares                    2.65%
         Class R Shares                    2.15%
         Institutional Class Shares        1.65%

AIM Trimark Fund
         Class A Shares                    2.25%
         Class B Shares                    2.90%
         Class C Shares                    2.90%
         Class R Shares                    2.40%
         Institutional Class Shares        1.90%

Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

Investment Sub-Advisor

      AIM has entered into a Sub-Advisory Agreement with the Sub-Advisor to provide investment sub-advisory services to AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund.

      The Sub-Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

      The Sub-Advisor is located at 5140 Yonge Street, Suite 900, Toronto, Ontario M2N 6X7 and has provided investment management and/or administrative services to pension funds, insurance funds, unit trusts, offshore funds and a variety of institutional accounts since 1981.

      AIM and the Sub-Advisor are indirect wholly owned subsidiaries of AMVESCAP PLC (formerly, AMVESCO PLC and INVESCO PLC).

      For the services to be rendered by the Sub-Advisor under the Sub-Advisory Agreement, AIM will pay to the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of each Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 40% of AIM's compensation in respect of the sub-advised assets per year, for each of AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund.

      The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended October 31 are found in Appendix F.

Portfolio Managers

      Appendix G contains the following information regarding the portfolio managers identified in each Fund's prospectus:

      -     The dollar range of the manager's investments in each Fund.

      -     A description of the manager's compensation structure.

      - Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

Securities Lending Arrangements.

      If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

      AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

      ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

      Administrative services fees paid to AIM by each Fund for the last three fiscal years ended October 31 are found in Appendix H.

OTHER SERVICE PROVIDERS

      TRANSFER AGENT. AIM Investment Services, Inc. ("AIS") (formerly, A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

      The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, R, AIM Cash Reserve and Investor Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS at a rate of $17.08 per open shareholder account plus certain out-of-pocket expenses, whether such account is serviced directly by AIS or by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month.

      In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

      Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds) and AIS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

      CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.

      The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

      Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

      AUDITORS. The Funds' independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Board has selected PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, as the independent registered public accountants to audit the financial statements of the Funds.

      COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

      The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS

      AIM or the Sub-Advisor, as applicable makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

      Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

      Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

      Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31 are found in Appendix I.

COMMISSIONS

      During the last three fiscal years ended October 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

      The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

      Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

      Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include providing electronic communications of trade information, and providing custody services, as well as providing equipment used to communicate research information, and providing specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, arranging meetings with management of companies, and providing access to consultants who supply research information.

      The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

      In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

      AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)

      Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2004 are found in Appendix J.

REGULAR BROKERS OR DEALERS

      Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended October 31, 2004 is found in Appendix J.

ALLOCATION OF PORTFOLIO TRANSACTIONS

      AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

      Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

      Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, to allocate such transactions in accordance with the following procedures:

      AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies, strategies and current holdings. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts on a pro rata basis based on order size.

      On occasion, when the Sub-Advisor is purchasing certain thinly-traded securities or shares in an IPO for AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund, the situation may arise that the Sub-Advisor is unable to obtain sufficient securities to fill the orders of the Fund or all other relevant clients. In that situation, the Sub-Advisor is required to use pro-rata allocation methods that ensure the fair and equitable treatment of all clients.

      The requirement of pro-rata allocation is subject to limited exceptions - such as when the Fund is subject to special investment objectives or size constraints on investment positions.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

      INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund, AIM Money Market Fund and AIM Short Term Bond Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

      Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS
AIM Advantage Health Sciences Fund
AIM Aggressive Growth Fund
AIM Asia Pacific Growth Fund
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Conservative Allocation Fund
AIM Constellation Fund
AIM Core Stock Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund
AIM Emerging Growth Fund
AIM Energy Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Global Real Estate Fund
AIM Global Value Fund
AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund
AIM Health Sciences Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International  Small Company Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Leisure Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM Mid Cap Stock Fund
AIM Moderate Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Multi-Sector Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Small Company Growth Fund
AIM Technology Fund
AIM Total Return Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
AIM Utilities Fund
AIM Weingarten Fund

                                                                                   Dealer
                                            Investor's Sales Charge              Concession
                                          ------------------------------        -------------
                                               As a              As a              As a
                                            Percentage        Percentage        Percentage of
                                          of  the Public      of the Net        the Public
    Amount of Investment in                  Offering          Amount            Offering
      Single Transaction                      Price           Invested             Price
----------------------------------        --------------      ----------        -------------
             Less than $    25,000             5.50%             5.82%             4.75%
$ 25,000 but less than $    50,000             5.25              5.54              4.50
$ 50,000 but less than $   100,000             4.75              4.99              4.00
$100,000 but less than $   250,000             3.75              3.90              3.00
$250,000 but less than $   500,000             3.00              3.09              2.50
$500,000 but less than $ 1,000,000             2.00              2.04              1.60

CATEGORY II FUNDS

AIM Balanced Fund
AIM Basic Balanced Fund
AIM Developing Markets Fund
AIM Global Aggressive Growth Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Total Return Bond Fund

                                                                                   Dealer
                                            Investor's Sales Charge              Concession
                                          ------------------------------        -------------
                                               As a              As a              As a
                                            Percentage        Percentage        Percentage of
                                          of  the Public      of the Net        the Public
    Amount of Investment in                  Offering          Amount            Offering
      Single Transaction                      Price           Invested             Price
----------------------------------        --------------      ----------        -------------
             Less than $    50,000              4.75%           4.99%               4.00%
$ 50,000 but less than $   100,000              4.00            4.17                3.25
$100,000 but less than $   250,000              3.75            3.90                3.00
$250,000 but less than $   500,000              2.50            2.56                2.00
$500,000 but less than $ 1,000,000              2.00            2.04                1.60

CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                                   Dealer
                                            Investor's Sales Charge              Concession
                                          ------------------------------        -------------
                                              As a               As a              As a
                                            Percentage        Percentage        Percentage of
                                          of  the Public      of the Net        the Public
    Amount of Investment in                 Offering           Amount            Offering
      Single Transaction                      Price           Invested             Price
----------------------------------        --------------      ----------        -------------
             Less than $  100,000               1.00%           1.01%                 0.75%
$100,000 but less than $  250,000               0.75            0.76                  0.50
$250,000 but less than $1,000,000               0.50            0.50                  0.40

AIM SHORT TERM BOND FUND

                                                                                   Dealer
                                            Investor's Sales Charge              Concession
                                          ------------------------------        -------------
                                              As a               As a              As a
                                            Percentage        Percentage        Percentage of
                                          of  the Public      of the Net        the Public
    Amount of Investment in                 Offering           Amount            Offering
      Single Transaction                      Price           Invested             Price
----------------------------------        --------------      ----------        -------------
             Less than $  100,000               2.50%           2.56%                 2.00%
$100,000 but less than $  250,000               2.00            2.04                  1.50
$250,000 but less than $  500,000               1.50            1.52                  1.25
$500,000 but less than $1,000,000               1.25            1.27                  1.00

      Beginning on October 31, 2002 Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

      LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Fund and Class A shares of AIM Short Term Bond Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and Class A shares of AIM Short Term Bond Fund and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund and Class A shares of AIM Short Term Bond Fund, however, each share issued will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase.

      AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

      AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds or AIM Short Term Bond Fund by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code), and (ii) retirement plans that are maintained pursuant to
Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:

                               PERCENT OF PURCHASE

                 1% of the first $2 million

                 plus 0.80% of the next $1 million

                 plus 0.50% of the next $17 million

                 plus 0.25% of amounts in excess of $20 million

      If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

      If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

      If an investor makes a Large Purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund on or after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A Shares of a Category I or II Fund or AIM Short Term Bond Fund may not be exchanged for Class A Shares of a Category III Fund.

      If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A Shares of the Category I or II Fund or AIM Short Term Bond Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

      If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category III Fund may not be exchanged for Class A Shares of another Category III Fund.

      PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

                 0.50% of the first $20 million

                 plus 0.25% of amounts in excess of $20 million

      This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

      A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares, or (iv) money returned from another fund family. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

      With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

      PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

DEFINITIONS

      As used herein, the terms below shall be defined as follows:

            - "Individual" refers to a person, as well as his or her Spouse or Domestic Partner and his or her Children;

            - "Spouse" is the person to whom one is legally married under state law;

            - "Domestic Partner" is an adult with whom one shares a primary residence for at least six-months, is in a relationship as a couple where one or each of them provides personal or financial welfare of the other without a fee, is not related by blood and is not married;

            - "Child" or "Children" include a biological, adopted or foster son or daughter, a Step-child, a legal ward or a Child of a person standing in loco parentis;

            - "Parent" is a person's biological or adoptive mother or father;

            - "Step-child" is the child of one's Spouse by a previous marriage or relationship;

            -     "Step-parent" is the Spouse of a Child's Parent; and

            - "Immediate Family" includes an Individual (including, as defined above, a person, his or her Spouse or Domestic Partner and his or her Children) as well as his or her Parents, Step-parents and the Parents of Spouse or Domestic Partner.

INDIVIDUALS

      - an Individual (including his or her spouse or domestic partner, and children);

      - a retirement plan established exclusively for the benefit of an Individual, specifically including but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax sheltered 403(b)(7) custodial account; and

      - a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

      - a retirement plan maintained pursuant to Section 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 408 (includes SEP, SARSEP, and SIMPLE IRA plans) or 457 of the Code, if:

            a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

            b. each transmittal is accompanied by a single check or wire transfer; and

            c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

      HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

      A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI") and (ii) subsequently fulfilling the conditions of that LOI.

      The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

      Calculating the Initial Sales Charge

      - Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

      - It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      - The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

      - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      Calculating the Number of Shares to be Purchased

      - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      - If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      - The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

      Fulfilling the Intended Investment

      - By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

      - To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      - If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

   Canceling the LOI

   - If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

   - If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

   Other Persons Eligible for the LOI Privilege

      The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

   LOIs and Contingent Deferred Sales Charges

      If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds and AIM Short Term Bond Fund are subject to an 18-month, 1.00% CDSC.

RIGHTS OF ACCUMULATION

      A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

      If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

      To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

      Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

      If an investor's new purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

      OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

      Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

      PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

      AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

      Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

      -     AIM Management and its affiliates, or their clients;

      - Any current or retired officer, director or employee (and members of their Immediate Family) of AIM Management, its affiliates or The AIM Family of Funds,Registered Trademark and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

      - Any current or retired officer, director, or employee (and members of their Immediate Family), of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

      - Sales representatives and employees (and members of their Immediate Family) of selling group members of financial institutions that have arrangements with such selling group members;

      -     Purchases through approved fee-based programs;

      - Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

            a.    a plan's initial investment is at least $1 million;

            b. there are at least 100 employees eligible to participate in the plan;

            c. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

            d. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

                     e. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

            - Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

            - Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

            - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

            - A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

            - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

            - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

            - Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

            -     Shareholders of Investor Class shares of an AIM Fund;

            - Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

            -     Insurance company separate accounts;

            - a retirement plan established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account) if:

                  a. such plan is funded by a rollover of assets from an Employer-Sponsored Retirement Plan;

                  b. the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof; and

                  c. the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.

      - Transfers to IRAs that are attributable to AIM Fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

      - Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

      In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

      -     the reinvestment of dividends and distributions from a Fund;

      -     exchanges of shares of certain Funds; or

      -     a merger, consolidation or acquisition of assets of a Fund.

      PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

      The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, AIM Distributors or one or more of its corporate affiliates (collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM Funds. ADI Affiliates makes these payments from its own resources, from AIM Distributors' retention of underwriting concessions and from payments to AIM Distributors under Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM Funds receive one or more types of these cash payments.

      In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.

      REVENUE SHARING PAYMENTS. ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM Funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM Funds on the financial advisor's funds sales system, placing AIM Funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM Funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisor programs - some of which may be generate certain other payments described below.)

      The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM Funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM Funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM Funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

      ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets or $19 per annum per shareholder account. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that ADI Affiliates may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial advisor, payment of networking fees of up to $12 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial advisor's mutual fund trading systems.

      OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at their expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD, Inc. ("NASD"). ADI Affiliates make payments for entertainment events they deem appropriate, subject to ADI Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

      ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM Fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM Funds or retain shares of AIM Funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM Funds with respect to those assets.

      In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in the prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM Funds, as well as about fees and/or commissions it charges.

Purchases of Class B Shares

      Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

      Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

      AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class K Shares

      Class K shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase.

      For purchase of Class K shares, AIM Distributors may make the following payments to dealers of record:

                         PERCENT OF CUMULATIVE PURCHASE

                 0.70% of the first $5 million

                 plus 0.45% of amounts in excess of $5 million

      If the dealer of record receives the above payments, the trail commission will be paid out beginning in the 13th month. If no additional fee is paid to financial intermediaries, the trail commission will begin to accrue immediately.

Purchases of Class R Shares

      Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds or AIM Short Term Bond Fund, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         PERCENT OF CUMULATIVE PURCHASES

                 0.75% of the first $5 million

                 plus 0.50% of amounts in excess of $5 million

      With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

      Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSD. AIM Distributors may pay dealers and institutions an annual fee of 0.25% of average daily net assets and such payments will commence immediately.

Purchases of Institutional Class Shares

      Institutional Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC.

Exchanges

      TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

      EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AIS at (800) 959-4246. If a shareholder is unable to reach AIS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AIS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AIS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

      GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

      REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), present or future, with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

      SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AIS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AIS. To provide funds for payments made under the Systematic Redemption Plan, AIS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

      Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

      Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

      A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class K or Class R shares. See the Prospectus for additional information regarding CDSCs.

      CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II, or III Fund or AIM Short Term Bond Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

      - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held more than 18 months;

      - Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

      - Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

      - Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

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

      -     Redemptions from private foundations or endowment funds;

      - Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

      - Redemptions of shares of Category I, II or III Funds, or AIM Cash Reserve Shares of AIM Money Market Fund or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund or AIM Short Term Bond Fund shares;

      - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

      - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

      - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

      - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund or AIM Short Term Bond Fund, unless the Category I or II Fund or AIM Short Term Bond Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds or AIM Short Term Bond Fund shares;

      - Redemptions of Category I or II Funds or AIM Short Term Bond Fund by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

      - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held by an Investor Class shareholder.

      CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

      - Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

      - Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

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

      - Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

      - Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

      - Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

      - Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

      - Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section
            1.401(k)-1(d)(2)); and

      - Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

      CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

      - Additional purchases of Class C shares of AIM International Core Equity Fund (formerly INVESCO International Core Equity Fund and formerly INVESCO International Blue Chip Value Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of AIM International Value Fund, predecessor to AIM International Core Equity Fund, and AIM Real Estate Fund, except that shareholders whose broker-dealers maintain a single omnibus account with AIS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

      - Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

      - Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
            Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

      - Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

      - Liquidation by the Fund when the account value falls below the minimum required account size of $500; and

      -     Investment account(s) of AIM and its affiliates.

      CDSCs will not apply to the following redemptions of Class C shares:

      - A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

      - A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

      - Redemptions of Class C shares of a Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

      - Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another Fund and the original purchase was subject to a CDSC.

      CDSCs will not apply to the following redemptions of Class R shares:

      - Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

      - Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class R shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

      CDSCs will not apply to the following redemptions of Class K shares:

      - Class K shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him.

General Information Regarding Purchases, Exchanges and Redemptions

      GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AIS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AIS in its sole discretion.

      AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received the purchase or redemption order when the

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

Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund's authorized agent or its designee.

      TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AIS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

      SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

      Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AIS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AIS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AIS.

      TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

      INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number (PIN). By establishing a PIN, the investor acknowledges and agrees that neither AIS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

      ABANDONED PROPERTY. It is the responsibility of the investor to ensure that he maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

      The following formula may be used to determine the public offering price per Class A share of an investor's investment:

      Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

      For example, at the close of business on October 31, 2004, AIM Global Health Care Fund - Class A shares had a net asset value per share of $26.38. The offering price, assuming an initial sales charge of 4.75%, therefore was $27.70.

Calculation of Net Asset Value

      Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

      Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

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

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available, including situations where market quotations are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

      Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the a Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If AIM believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

      Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

      Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTIONS IN KIND

      Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds, has made an election under Rule 18f-1 under the 1940 Act (a "Rule

18f-1 Election"), and therefore, the Trust, on behalf of a Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

BACKUP WITHHOLDING

      Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

      Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

      An investor is subject to backup withholding if:

      1.    the investor fails to furnish a correct TIN to the Fund;

      2.    the IRS notifies the Fund that the investor furnished an incorrect
            TIN;

      3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

      4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

      5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

      Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

      Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

      Investors should contact the IRS if they have any questions concerning withholding.

      IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

      NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

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                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

      It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will generally be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

      Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than those for Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

TAX MATTERS

      The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

      Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

      Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization

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accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has under-distributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

      In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (for Fund taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

      In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or of securities of certain publicly traded partnerships (for Fund taxable years beginning after October 22, 2004).

      For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

      Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

      Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.

      If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction (to the extent discussed below) in the case of corporate shareholders and will be included in the qualified dividend income of non-corporate shareholders. See "Fund Distributions" below.

      DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a fund may make an election to treat such gain or loss as capital.

      Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

      Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

      Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

      Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

      EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

      For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

      Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

      PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

      The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

      SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

      FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other non-corporate taxpayers to the extent discussed below.

      A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

      Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

      Ordinary income dividends paid by a Fund to individuals and other non-corporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

      Dividends paid by a Fund will not be eligible for the dividends received deduction when received by a corporation that has not held its shares of the Fund for at least 46 days during the 91-day period beginning 45 days before the date on which the shares become ex-dividend and will not be treated as qualified dividend income when received by an individual or other noncorporate shareholder who has not held its shares of the Fund for at least 61 days during the 121-day period beginning 60 days before the date on which the shares become ex-dividend.

      Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a non-corporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

      Distributions by a Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

      Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

      If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

      SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

      If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

      BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding."

      FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution to the extent discussed below. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

      As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a Fund designates as "short-term capital gain dividends" or as "interest-related dividends" for Fund taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Fund's taxable year is generally equal to the excess (if any) of the Fund's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Fund taxable year is generally limited to the excess of the amount of "qualified interest income" of the Fund over allocable expenses. Qualified interest income is generally equal to the sum of a Fund's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Fund holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.

      If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

      In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

      Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the foreign tax election (as defined below), but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

      Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.

      Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Fund's shares attributable to "qualifying assets" held by the Fund at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Fund's assets that constituted qualifying assets at the end of each quarter of its taxable year.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

      FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

      If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

      Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

      EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 21, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

      The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares, Class R and Investor Class shares, if applicable, (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.

                                                                                                   INVESTOR
FUND                                   CLASS A        CLASS B        CLASS C        CLASS R         CLASS
----                                   -------        -------        -------        -------        --------
AIM Developing Markets Fund             0.35%          1.00%          1.00%          N/A             N/A
AIM Global Health Care Fund             0.35           1.00           1.00           N/A             0.25%
AIM Libra Fund                          0.35           1.00           1.00           N/A             N/A
AIM Trimark Endeavor Fund               0.35           1.00           1.00           0.50            N/A
AIM Trimark Fund                        0.35           1.00           1.00           0.50            N/A
AIM Trimark Small Companies Fund        0.35           1.00           1.00           0.50            N/A

      All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

      Amounts payable by a Fund under the Class A, Class B, Class C, Class R and Investor Class Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. These Plans do not obligate the Funds to reimburse AIM Distributors for the actual allocated share of expenses AIM Distributors may incur in fulfilling its obligations under these Plans. Thus, even if AIM Distributors' actual expenses exceeds the fee payable to AIM Distributors at any given time, under these Plans the Funds will not be obligated to pay more than that fee. If AIM Distributors' actual allocated share of expenses is less than the fee it receives, under these Plans AIM Distributors will retain the full amount of the fee.

      AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares, Class C shares, Class R shares or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

      The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Investor Class shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

      AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

      Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

      Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

      Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the NASD.

      See Appendix K for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended October 31, 2004 and Appendix L for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended October 31, 2004.

      As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

      The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

      Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

      Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

      The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

      The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

      The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

      AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B, Class C and Class R shares of the Funds at the time of such sales.

      Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

      AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

      The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

      Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended October 31 are found in Appendix M.

                         CALCULATION OF PERFORMANCE DATA

      Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

      The standard formula for calculating average annual total return is as follows:

                                 P(1+T)(n)=ERV

Where           P    =  a hypothetical initial payment of $1,000;

                T    =  average annual total return (assuming the
                        applicable maximum sales load is deducted at the beginning of the one, five, or ten year periods);

                n    =  number of years; and

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the one, five and ten year periods at the end of the one, five, or ten year periods (or fractional portion of such period).

      The average annual total returns for each Fund, with respect to its Class A, Class B, Class C, Class R and Investor Class shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2004 are found in Appendix N.

      Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

      Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge, at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and

\
redeemed at net asset value; and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

      A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

      Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                 P(1+U)(n)=ERV

Where           P    =  a hypothetical initial payment of $1,000;

                U    =  average annual total return assuming payment of
                        only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

                n    =  number of years; and

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment at the end of the stated period.

      Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P    =  a hypothetical initial payment of $1,000;

                V    =  cumulative total return assuming payment of all of,
                        a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment at the end of the stated period.

      The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C, Class R and Investor Class shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2004 are found in Appendix N.

Calculation of Certain Performance Data

      AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in each Fund's advertisements and other sales material. If the Fund's Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Fund's Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Class R shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Fund's Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Class R shares.

      AIM Global Health Care Fund may also use a restated or a blended performance calculation to derive certain performance data shown for the Fund's Investor Class shares in this Statement of Additional Information and in the Fund's advertisements and other sales material. If the Fund's Investor Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Fund's Investor Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Investor Class shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Investor Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Fund's Investor Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of each the Fund's Investor Class shares.

      A restated or blended performance calculation may be used to derive (i) each Funds' standardized average annual total returns over a stated period and
(ii) each Funds' non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

      A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

      The standard formula for calculating average annual total return (after taxes on distributions) is:

                               P(1+T)(n) = ATV(D)

Where     P       =  a hypothetical initial payment of $1,000;

          T       =  average annual total return (after taxes on
                     distributions);

          N       =  number of years; and

          ATV(D)  =  ending value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

      Standardized average annual total return (after taxes on distributions) for (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; and (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

      The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

      The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B, Class C and Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2004 are found in Appendix N.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

      A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

      The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                              P(1+T)(n) = ATV(DR)

Where          P      =  a hypothetical initial payment of $1,000;

               T      =  average annual total return (after taxes on
                         distributions and redemption);

               N      =  number of years; and

             ATV(DR)  =  ending value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

      Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

      The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

      The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

      The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

      The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

      The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B, Class C and Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2004 are found in Appendix N.

Performance Information

      All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

      From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

      The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

      Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

Advertising Age
Barron's
Best's Review
Bloomberg
Broker World
Business Week
Changing Times
Christian Science Monitor
Consumer Reports
Economist
FACS of the Week
Financial Planning
Financial Product News
Financial Services Week
Financial World
Forbes
Fortune
Hartford Courant Inc.
Institutional Investor
Insurance Forum
Insurance Week
Investor's Business Daily
Journal of the American
 Society of CLU & ChFC
Kiplinger Letter
Money
Mutual Fund Forecaster
Nation's Business
New York Times
Pension World
Pensions & Investments
Personal Investor
Philadelphia Inquirer
The Bond Buyer
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post
CNN
CNBC
PBS

      Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

Bank Rate Monitor
Bloomberg
Factset Data Systems
Morningstar, Inc.
Standard & Poor's
Strategic Insight
Thompson Financial

      Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

Lipper Emerging Markets Fund Index
Lipper Global Fund Index
Lipper Global Multi-Cap Growth Fund Index
Lipper Health/Biotech Fund Index
Lipper Mid-Cap Core Fund Index
Lipper Multi-Cap Growth Fund Index
Lipper Small-Cap Core Fund Index
MSCI All Country World Free Index
MSCI Emerging Markets Free Index
MSCI Europe, Australasia, and Far East Index
MSCI Europe Index
MSCI World Health Care Index
MSCI World Index
Russell 2000 Index
Russell Midcap Growth Index
Russell Midcap Registered Trademark Index
Standard & Poor's 500 Stock Index
Standard & Poor's Composite Index of 500 Stocks

      Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

      10 year Treasury Notes
      90 day Treasury Bills

      Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

      From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

    SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

      On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

      Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

      Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in

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accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

      The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

                               PENDING LITIGATION

      The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participating in class action settlements.

      As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.

      Ongoing Regulatory Inquiries Concerning IFG and AIM

      IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.

      AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds.

      Private Civil Actions Alleging Market Timing

      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-1.

      All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix O-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix O-1.

      Private Civil Actions Alleging Improper Use of Fair Value Pricing

      Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-2.

      Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-3.

      Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

      Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-4.

      Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-5.

      Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

      A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was served on AIM and AIM Capital on January 18, 2005, is set forth in Appendix O-6.

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

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

      The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

      Moody's corporate ratings are as follows:

      Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

      A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

      Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

      Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1:   Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:   Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3:   Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

      Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

      Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

      Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

      Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

      Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      A:   Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      B:   Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      C:   Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

      In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

      In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

      In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

      The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

      MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

      Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

      Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

      S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:   Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

      S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

      The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example,

AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

      These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:    Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C:    This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:    Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

      An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

      Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

      Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

      Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

      Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

      The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

      Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

      Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA:   Bonds considered to be investment grade and of very high credit quality.
The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A:    Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:   Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB:   Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC:   Default of some kind appears probable.

C:    Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

      The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:    High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:    Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                              As of March 31, 2005

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with any predecessor entities, if any.

                                 TRUSTEE
                                 AND/OR
    NAME, YEAR OF BIRTH AND      OFFICER                                                        OTHER TRUSTEESHIPS
POSITION(s) HELD WITH THE TRUST   SINCE         PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
-------------------------------  -------     ------------------------------------------------   ------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         1998     Director and Chairman, A I M Management Group               None
Trustee, Vice Chair, and                     Inc. (financial services holding company);
President                                    Director and Vice Chairman, AMVESCAP PLC and
                                             Chairman of AMVESCAP PLC - AIM Division (parent
                                             of AIM and a global investment management firm)

                                             Formerly:  President and Chief Executive
                                             Officer, A I M Management Group Inc.; Director,
                                             Chairman and President, A I M Advisors, Inc.
                                             (registered investment advisor); Director and
                                             Chairman, A I M Capital Management, Inc.
                                             (registered investment advisor), A I M
                                             Distributors, Inc. (registered broker dealer),
                                             AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products

Mark H. Williamson(2) -- 1951       2003     Director, President and Chief Executive Officer,            None
Trustee and Executive Vice                   A I M Management Group Inc. (financial services
President                                    holding company); Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director, A I M Capital
                                             Management, Inc. (registered investment advisor)
                                             and A I M Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM Investment
                                             Services, Inc. (registered transfer agent), Fund
                                             Management Company (registered broker dealer)
                                             and INVESCO Distributors, Inc. (registered
                                             broker dealer); and Chief Executive Officer,
                                             AMVESCAP PLC - AIM Division (parent of AIM and a
                                             global investment management firm)

                                             Formerly:  Director, Chairman, President and
                                             Chief Executive Officer, INVESCO Funds Group,
                                             Inc.; President and Chief Executive Officer,
                                             INVESCO Distributors, Inc.; Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products

----------
1 Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board.

2 Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

                                 TRUSTEE
                                 AND/OR
    NAME, YEAR OF BIRTH AND      OFFICER                                                        OTHER TRUSTEESHIPS
POSITION(s) HELD WITH THE TRUST   SINCE         PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
-------------------------------  -------     ------------------------------------------------   ------------------
INDEPENDENT TRUSTEES

Bruce L. Crockett(3) -- 1944        2001     Chairman, Crockett Technology Associates           ACE Limited
Trustee and Chair                            (technology consulting company)                    (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)

Bob R. Baker - 1936                 2003     Retired                                            None
Trustee

Frank S. Bayley -- 1939             1987     Retired                                            Badgley Funds, Inc.
Trustee                                      Formerly: Partner, law firm of Baker & McKenzie    (registered
                                                                                                investment company)

James T. Bunch - 1942               2003     Co-President and Founder, Green, Manning & Bunch   None
Trustee                                      Ltd. (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder Insurance
                                             Corporation

Albert R. Dowden --  1941           2001     Director of a number of public and private         Cortland Trust,
Trustee                                      business corporations, including the Boss Group,   Inc. (Chairman)
                                             Ltd. (private investment and management) and       (registered
                                             Magellan Insurance Company                         investment

                                             Formerly: Director, President and Chief            company); and
                                             Executive Officer, Volvo Group North America,      Annuity and Life Re
                                             Inc.; Senior Vice President, AB Volvo; and         (Holdings), Ltd.
                                             director of various affiliated Volvo companies     (insurance company)

Edward K. Dunn, Jr. -- 1935         2001     Retired                                            None
Trustee
                                             Formerly: Chairman, Mercantile Mortgage Corp.;
                                             President and  Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952              2001     Chief Executive Officer, Twenty First Century      Administaff ; and
Trustee                                      Group, Inc. (government affairs company) and;      Discovery Global
                                             Owner, Dos Angelos Ranch, L.P.                     Education Fund
                                                                                                (non-profit)
                                             Formerly: Chief Executive Officer, Texana
                                             Timber LP (sustainable forestry company)

Carl Frischling -- 1937             2001     Partner, law firm of Kramer Levin Naftalis and     Cortland Trust,
Trustee                                      Frankel LLP                                        Inc. (registered
                                                                                                investment company)

Gerald J. Lewis - 1933              2003     Chairman, Lawsuit Resolution Services (San         General Chemical
Trustee                                      Diego, California)                                 Group, Inc.

Prema Mathai-Davis -- 1950          2001     Formerly: Chief Executive Officer, YWCA of the     None
Trustee                                      USA

----------
3     Mr. Crockett was elected Chair of the Board effective October 4, 2004.

                                 TRUSTEE
                                 AND/OR
    NAME, YEAR OF BIRTH AND      OFFICER                                                        OTHER TRUSTEESHIPS
POSITION(s) HELD WITH THE TRUST   SINCE         PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
-------------------------------  -------     ------------------------------------------------   ------------------
Lewis F. Pennock -- 1942            2001     Partner, law firm of Pennock & Cooper                       None
Trustee

Ruth H. Quigley -- 1935             1987     Retired                                                     None
Trustee

Larry Soll -  1942                  2003     Retired                                                     None
Trustee

OTHER OFFICERS

Lisa O. Brinkley(4) -- 1959         2004     Senior Vice President, A I M Management Group               N/A
Senior Vice President and                    Inc. (financial services holding company);
Chief Compliance Officer                     Senior Vice President and Chief Compliance
                                             Officer, A I M Advisors, Inc.; Vice President
                                             and Chief Compliance Officer, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Distributors, Inc., AIM Investment Services,
                                             Inc. and Fund Management Company.

                                             Formerly: Senior Vice President and Compliance
                                             Director, Delaware Investments Family of Funds;
                                             and Chief Compliance Officer, A I M
                                             Distributors, Inc.

Russell C. Burk(5) - 1958           2005     Formerly: Director of Compliance and Assistant              N/A
Senior Vice President                        General Counsel, ICON Advisers, Inc.; Financial
                                             Consultant, Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual Funds, Inc.

Kevin M. Carome - 1956 Senior       2003     Director, Senior Vice President, Secretary and              N/A
Vice President, Chief Legal                  General Counsel, A I M Management Group Inc.
Officer and Secretary                        (financial services holding company) and A I M
                                             Advisors, Inc.; Director and Vice President,
                                             INVESCO Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc., AIM Investment
                                             Services, Inc.; and Director, Vice President and
                                             General Counsel, Fund Management Company; and
                                             Senior Vice President, A I M Distributors, Inc.

                                             Formerly: Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.; and
                                             Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC; and Vice President,
                                             A I M Distributors, Inc.

----------
4 Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

5 Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

                                 TRUSTEE
                                 AND/OR
    NAME, YEAR OF BIRTH AND      OFFICER                                                        OTHER TRUSTEESHIPS
POSITION(s) HELD WITH THE TRUST   SINCE         PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
-------------------------------  -------     ------------------------------------------------   ------------------
Stuart W. Coco -- 1955              2002     Managing Director and Director of Money Market              N/A
Vice President                               Research and Special Projects, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.

Sidney M. Dilgren - 1961            2004     Vice President and Fund Treasurer, A I M                    N/A
Vice President and                           Advisors, Inc.
Treasurer
                                             Formerly: Senior Vice President, AIM Investment
                                             Services, Inc.; and Vice President, A I M
                                             Distributors, Inc.

J. Philip Ferguson(6) --  1945      2005     Senior Vice President and Chief Investment                  N/A
Vice President                               Officer, A I M Advisors Inc.; Director,
                                             Chairman, Chief Executive Officer, President and
                                             Chief Investment Officer, A I M Capital
                                             Management, Inc; Executive Vice President, A I M
                                             Management Group Inc.

                                             Formerly: Senior Vice President, AIM Private
                                             Asset Management, Inc.; Chief Equity Officer,
                                             and Senior Investment Officer, A I M Capital
                                             Management, Inc.; and Managing Partner, Beutel,
                                             Goodman Capital Management

Karen Dunn Kelley - 1960            2004     Director of Cash Management, Managing Director              N/A
Vice President                               and Chief Cash Management Officer, A I M Capital
                                             Management, Inc.; Director and President, Fund
                                             Management Company; and Vice President, A I M
                                             Advisors, Inc.

----------------
6 Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2004

                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                  SECURITIES IN ALL REGISTERED
                                                                                INVESTMENT COMPANIES OVERSEEN BY
                                  DOLLAR RANGE OF EQUITY SECURITIES               TRUSTEE IN THE AIM FAMILY OF
 NAME OF TRUSTEE                              PER FUND                              FUNDS(REGISTERED TRADEMARK)
-------------------         ----------------------------------------------      ---------------------------------
Robert H. Graham            AIM Developing Markets Fund  Over $100,000                    Over $100,000

                                              -0-

Mark H. Williamson                            -0-                                         Over $100,000

Bob R. Baker                                  -0-                                         Over $100,000

Frank S. Bayley             AIM Developing Markets Fund       $1 - $10,000                Over $100,000

                            AIM Trimark Small Companies
                            Fund                         $10,001 - $50,000

James T. Bunch                                -0-                                         Over $100,000

Bruce L. Crockett                             -0-                                     $50,001 - $100,000(7)

Albert R. Dowden                              -0-                                         Over $100,000

Edward K. Dunn, Jr.         AIM Trimark Endeavor Fund    $10,001 - $50,000               Over $100,000(7)

Jack M. Fields                                -0-                                        Over $100,000(7)

Carl Frischling             AIM Developing Markets Fund      Over $100,000               Over $100,000(7)

                            AIM Trimark Small Companies
                            Fund                        $50,001 - $100,000
Gerald J. Lewis                               -0-                                        Over $100,000(7)

Prema Mathai-Davis                            -0-                                        $1 - $10,000(7)

Lewis F. Pennock                              -0-                                         Over $100,000

Ruth H. Quigley             AIM Developing Markets Fund          - $10,000              $10,001 - $50,000

Larry Soll                  AIM Developing Markets Fund       $1 - $10,000               Over $100,000(7)

----------
7 Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE

      Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:

                                                  RETIREMENT
                                 AGGREGATE         BENEFITS     ESTIMATED ANNUAL        TOTAL
                             COMPENSATION FROM      ACCRUED       BENEFITS UPON      COMPENSATION
                                    THE             BY ALL     RETIREMENT FROM ALL   FROM ALL AIM
     TRUSTEE                   TRUST(1)(2)       AIM FUNDS(3)     AIM FUNDS(4)       FUNDS(5)(6)
     -------                 -----------------   ------------  -------------------   ------------
Bob R. Baker                      $5,696          $198,871          $144,786           $189,750

Frank S. Bayley                    5,666           175,241           112,500            193,500

James T. Bunch                     5,696           143,455           112,500            186,000

Bruce L. Crockett                  5,666            75,638           112,500            223,500

Albert R. Dowden                   5,634            93,210           112,500            192,500

Edward K. Dunn, Jr.                5,666           133,390           112,500            193,500

Jack M. Fields                     5,666            48,070           112,500            186,000

Carl Frischling(7)                 5,633            62,040           112,500            185,000

Gerald J. Lewis                    5,696           143,455           112,500            186,000

Prema Mathai-Davis                 5,666            55,768           112,500            189,750

Lewis F. Pennock                   5,666            80,777           112,500            186,000

Ruth H. Quigley                    5,666           154,767           112,500            189,750

Louis S. Sklar(8)                  5,666           115,160           112,500            186,000

Larry Soll                         5,696           184,356           130,823            186,000

(1) Amounts shown are based on the fiscal year ended October 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2004, including earnings was $19,101.

(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Aggregate Compensation From the Trust" above does not include $1,463 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the fiscal year ended October 31, 2004.

(3) During the fiscal year ended October 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $10,092.

(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement and assumes each trustee serves until his or her normal retirement date.

(5) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.

(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which pursuant to such agreement, was reimbursed by AIMVESCAP during the calendar year ended December 31, 2004.

(7) During the fiscal year ended October 31, 2004, the Trust paid $24,001 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

(8)   Mr. Sklar retired as Trustee on December 31, 2004.

                                   APPENDIX D

                              PROXY VOTING POLICIES

PROXY POLICIES AND PROCEDURES
(AS AMENDED SEPTEMBER 16, 2004)

A.    PROXY POLICIES

      Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

      I.    BOARDS OF DIRECTORS

            A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

            There are some actions by directors that should result in votes being withheld. These instances include directors who:

            - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

            - Attend less than 75 percent of the board and committee meetings without a valid excuse;

            - Implement or renew a dead-hand or modified dead-hand poison pill;

            -     Sit on the boards of an excessive number of companies;

            - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

            - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

            - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

            Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

            - Long-term financial performance of the target company relative to its industry; Management's track record;

            -     Portfolio manager's assessment;

            -     Qualifications of director nominees (both slates);

            - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

            -     Background to the proxy contest.

II.   INDEPENDENT AUDITORS

      A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

      - It is not clear that the auditors will be able to fulfill their function;

      - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

      - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

III.  COMPENSATION PROGRAMS

      Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

      - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

      - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

      - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

      - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

      - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

IV.   CORPORATE MATTERS

      We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

      - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

      - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

      - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

      - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V.    SHAREHOLDER PROPOSALS

      Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

      - We will generally abstain from shareholder social and environmental proposals.

      - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

      - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

      - We will generally vote for proposals to lower barriers to shareholder action.

      - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

VI.   OTHER

      - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

      - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

      - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

      AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.    PROXY COMMITTEE PROCEDURES

      The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

      The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

      AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

      In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
      Trustees:

      1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

      2. AIM will not publicly announce its voting intentions and the reasons therefore.

      3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

      4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.    BUSINESS/DISASTER RECOVERY

      If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.    RESTRICTIONS AFFECTING VOTING

      If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.    CONFLICTS OF INTEREST

      The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

      In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.

      To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.    FUND OF FUNDS

      When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

                             AIM TRIMARK INVESTMENTS
                             PROXY VOTING GUIDELINES

                                JANUARY 14, 2005

PURPOSE AND BACKGROUND

In its trusteeship and management of mutual funds, AIM Trimark acts as fiduciary to the unitholders and must act in their best interests.

APPLICATION

AIM Trimark will make every effort to exercise all voting rights with respect to securities held in the mutual funds that it manages in Canada or to which it provides sub-advisory services, including a Fund registered under and governed by the US Investment Company Act of 1940, as amended (the "US Funds") (collectively, the "Funds"). Proxies for the funds distributed by AIM Trimark Investments and managed by an affiliate or a third party (a "Sub-Advisor") will be voted in accordance with the Sub-Advisor's policy, unless the sub-advisory agreement provides otherwise.

The portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund. Portfolio managers must vote proxies in accordance with the Guidelines, as amended from time to time, a copy of which is attached to this policy.

When a proxy is voted against management's recommendation, the portfolio manager will provide to the CIO the reasons in writing for any vote in opposition to management's recommendation.

AIM Trimark may delegate to a third party the responsibility to vote proxies on behalf of all or certain Funds, in accordance with the Guidelines.

RECORDS MANAGEMENT

The Investment Department will endeavor to ensure that all proxies and notices are received from all issuers on a timely basis, and will maintain for all Funds

      -     A record of all proxies received;

      -     a record of votes cast;

      -     a copy of the reasons for voting against management; and for the US
            Funds

      -     the documents mentioned above; and

      - a copy of any document created by AIM Trimark that was material to making a decision how to vote proxies on behalf of a US Fund and that memorializes the basis of that decision.

If AIM Trimark relies on a third party to vote proxies, the third party shall retain on behalf of AIM Trimark

      -     a copy of the proxy statements; and

      -     a record of the vote cast

and the third party shall undertake to provide AIM Trimark with a copy of the proxy statements and the record promptly upon request.

All documents must be maintained and preserved in an easily accessible place i) for a period of 2 years where AIM Trimark carries on business in Canada and ii) for a period of 3 years thereafter at the same location or at any another location. If proxy voting has been delegated to a third party, the proxy statements and record of the vote cast must be available to Aim Trimark for a period of 6 years.

REPORTING

The CIO will report on proxy voting to the Fund Boards on an annual basis with respect to all Funds managed in Canada except the US Funds. The CIO will report on proxy voting to the Board of Directors of the US Funds as required from time to time.

Compliance will review the proxy voting records held by AIM Trimark on an annual basis.

                             AIM TRIMARK INVESTMENTS

                             PROXY VOTING GUIDELINES

PURPOSE

The purpose of this document is to describe AIM Trimark's general guidelines for voting proxies received from companies held in AIM Trimark's Toronto-based funds. Proxy voting for the funds managed on behalf of AIM Trimark on a sub-advised basis (i.e. by other AMVESCAP business units or on a third party basis) are subject to the proxy voting policies & procedures of those other entities. As part of its regular due diligence, AIM Trimark will review the proxy voting policies & procedures of any new sub-advisors to ensure that they are appropriate in the circumstances.

INTRODUCTION

AIM Trimark has the fiduciary obligation to ensure that the long-term economic best interest of unitholders is the key consideration when voting proxies of portfolio companies.

As a general rule, AIM Trimark shall vote against any actions that would:

      -     reduce the rights or options of shareholders,

      - reduce shareholder influence over the board of directors and management,

      - reduce the alignment of interests between management and shareholders, or

      -     reduce the value of shareholders' investments.

At the same time, since AIM Trimark's Toronto-based portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of the company's board of directors.

While AIM Trimark's proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.

These guidelines may be amended from time to time.

CONFLICTS OF INTEREST

When voting proxies, AIM Trimark's portfolio managers assess whether there are material conflicts of interest between AIM Trimark's interests and those of unitholders. A potential conflict of interest situation may include where AIM Trimark or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm AIM Trimark's relationship with the company. In all situations, the portfolio managers will not take AIM Trimark's relationship with the company into account, and will vote the proxies in the best interest of the unitholders. To the extent that a portfolio manager has any conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report to the Chief Investment Officer any such conflicts of interest and / or attempts by outside parties to improperly influence the voting process.

I. BOARDS OF DIRECTORS

We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company's home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.

a) VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:

      -     Long-term company performance relative to a market index,

      -     Composition of the board and key board committees,

      -     Nominee's attendance at board meetings,

      -     Nominee's investments in the company,

      -     Whether the chairman is also serving as CEO, and

      -     Whether a retired CEO sits on the board.

b) VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:

      - Long-term financial performance of the target company relative to its industry,

      -     Management's track record,

      -     Background to the proxy contest,

      -     Qualifications of director nominees (both slates),

      - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

      -     Stock ownership positions.

c) REIMBURSEMENT OF PROXY SOLICITATION EXPENSES

Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

d) SEPARATING CHAIRMAN AND CEO

Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.

While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:

      - Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;

      -     Majority of independent directors;

      -     All-independent key committees;

      -     Committee chairpersons nominated by the independent directors;

      - CEO performance is reviewed annually by a committee of outside directors; and

      -     Established governance guidelines.

e) MAJORITY OF INDEPENDENT DIRECTORS

While we generally support shareholder proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.

We generally vote for shareholder proposals that request that the board's audit, compensation, and/or nominating committees be composed exclusively of independent directors.

f) STOCK OWNERSHIP REQUIREMENTS

We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.

We generally vote for proposals that require a certain percentage of a director's compensation to be in the form of common stock.

g) SIZE OF BOARDS OF DIRECTORS

We believe that the number of directors is important to ensuring the board's effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.

While we will we prefer a board of no fewer than 5 and no more than 16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.

h) CLASSIFIED OR STAGGERED BOARDS

In a classified or staggered board, directors are typically elected in two or more "classes", serving terms greater than one year.

We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.

i) DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION

We recognize that many individuals may be reluctant to serve as corporate directors if they were to be personally liable for all lawsuits and legal costs. As a result, limitations on directors' liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.

We generally vote for proposals that limit directors' liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the corporation and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

II. AUDITORS

A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.

a) Ratification of Auditors

We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.

We generally vote for the reappointment of the company's auditors unless:

      - It is not clear that the auditors will be able to fulfill their function;

      - There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

      - The auditors have a significant professional or personal relationship with the issuer that compromises their independence.

b) DISCLOSURE OF AUDIT VS. NON-AUDIT FEES

Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.

There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally support proposals that call for this disclosure.

III. COMPENSATION PROGRAMS

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers and directors and is reasonable on the whole.

The following are specific guidelines dealing with some of the more common features of compensation programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):

a) CASH COMPENSATION AND SEVERANCE PACKAGES

We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

b) EQUITY BASED PLANS - DILUTION

We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

c) EMPLOYEE STOCK PURCHASE PLANS

We will generally vote for the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.

d) LOANS TO EMPLOYEES

We will vote against the corporation making loans to employees to allow employees to pay for stock or stock options.

e) STOCK OPTION PLANS - BOARD DISCRETION

We will vote against stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.

f) STOCK OPTION PLANS - INAPPROPRIATE FEATURES

We will generally vote against plans that have any of the following structural features:

      - ability to re-price "underwater" options without shareholder approval,

      - ability to issue options with an exercise price below the stock's current market price,

      -     ability to issue "reload" options, or

      -     automatic share replenishment ("evergreen") features.

g) STOCK OPTION PLANS - DIRECTOR ELIGIBILITY

We will generally support stock option plans for directors as long as the terms and conditions of director options are clearly defined and are reasonable.

h) STOCK OPTION PLANS - REPRICING

We will vote for proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.

i) STOCK OPTION PLANS - VESTING

We will vote against stock option plans that are 100% vested when granted.

j)  STOCK OPTION PLANS - AUTHORIZED ALLOCATIONS

We will generally vote against stock option plans that authorize allocation of 25% or more of the available options to any one individual.

k) STOCK OPTION PLANS - CHANGE IN CONTROL PROVISIONS

We will vote against stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.

l) STOCK OPTION PLANS - EXPENSING

We will consider proposals that deal with the expensing of the costs associated with stock option plans on a case-by-case basis.

IV. CORPORATE MATTERS

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers & acquisitions on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

a) COMMON STOCK AUTHORIZATION

We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

b) DUAL CLASS SHARE STRUCTURES

Dual class share structures involve the creation of a second class of common stock with either superior or inferior voting rights to those of the existing class of stock. Such share structures violates the principle of "one share, one vote", leading to the possibility that the company may take actions or fail to take actions without the support of a true majority of shareholders.

We will generally vote against proposals to create or extend dual class share structures where certain stockholders have superior or inferior voting rights to another class of stock.

c) STOCK SPLITS

We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

d) REVERSE STOCK SPLITS

We will vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

e) SHARE REPURCHASE PROGRAMS

We will vote against proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.

f) REINCORPORATION

Reincorporation involves re-establishing the company in a different legal jurisdiction.

We will generally vote for proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will not be supported if solely as part of an anti-takeover defense or as a way to limit directors' liability.

g) MERGERS & ACQUISITIONS

We will vote for merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:

      -     will result in financial and operating benefits,

      -     have a fair offer price,

      -     have favorable prospects for the combined companies, and

      - will not have a negative impact on corporate governance or shareholder rights.

V. SHAREHOLDER PROPOSALS

We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, creditors and the general community as well. Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence.

Shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:

      - the proposal's impact on the company's short-term and long-term share value,

      -     its effect on the company's reputation,

      -     the economic effect of the proposal,

      -     industry and regional norms applicable to the company,

      -     the company's overall corporate governance provisions, and

      -     the reasonableness of the request.

We will generally not support proposals that place arbitrary or artificial constraints on the board, management or the company.

a) ORDINARY BUSINESS PRACTICES

We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

b) PROTECTION OF SHAREHOLDER RIGHTS

We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

c) BARRIERS TO SHAREHOLDER ACTION

We will generally vote for proposals to lower barriers to shareholder action.

d) SHAREHOLDER RIGHTS PLANS

We will generally vote for proposals to subject shareholder rights plans to a shareholder vote.

VI. OTHER

a) We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

b) We will vote against any proposals to authorize the company to conduct any other business that is not described in the proxy statement.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

      A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of March 15, 2005.

AIM DEVELOPING MARKETS FUND

                                        CLASS A SHARES        CLASS B SHARES         CLASS C SHARES
                                      -------------------   -------------------   -------------------
        NAME AND ADDRESS OF           PERCENTAGE OWNED OF   PERCENTAGE OWNED OF   PERCENTAGE OWNED OF
         PRINCIPAL HOLDER                   RECORD                RECORD                 RECORD
-----------------------------------   -------------------   --- ---------------   -------------------
Citigroup Global Markets House
Account
Attn: Cindy Tempesta, 7th Floor             12.64%                   --                    6.03%
333 West 34th Street
NY, NY 10001-2402

Merrill Lynch Pierce Fenner & Smith          6.27%                 5.68%                  15.02%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484

Morgan Stanley DW
Attn: Mutual Fund Operations
3 Harborside Pl, Floor 6                       --                  5.02%                     --
Jersey City, NJ 07311-3907

AIM GLOBAL HEALTH CARE FUND

                                                                                                             INVESTOR
                                        CLASS A SHARES        CLASS B SHARES        CLASS C SHARES         CLASS SHARES*
                                      -------------------   -------------------   -------------------   -------------------
        NAME AND ADDRESS OF           PERCENTAGE OWNED OF   PERCENTAGE OWNED OF   PERCENTAGE OWNED OF   PERCENTAGE OWNED OF
         PRINCIPAL HOLDER                   RECORD                RECORD                RECORD                RECORD
-----------------------------------   -------------------   -------------------   -------------------   -------------------
Citigroup Global Markets House
Account
Attn: Cindy Tempesta, 7th Floor              7.36%                  6.51%                   --                 N/A
333 West 34th Street
New York, NY 10001-2402

                                                                                                             INVESTOR
                                        CLASS A SHARES        CLASS B SHARES        CLASS C SHARES         CLASS SHARES*
                                      -------------------   -------------------   -------------------   -------------------
        NAME AND ADDRESS OF           PERCENTAGE OWNED OF   PERCENTAGE OWNED OF   PERCENTAGE OWNED OF   PERCENTAGE OWNED OF
         PRINCIPAL HOLDER                   RECORD                RECORD                RECORD                RECORD
-----------------------------------   -------------------   -------------------   -------------------   -------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                    7.42%                  5.43%                11.49%                N/A
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484

      * Investor Class shares commenced operations on April 29, 2005.

AIM LIBRA FUND

                                        CLASS A SHARES        CLASS B SHARES        CLASS C SHARES
                                      -------------------   -------------------   -------------------
        NAME AND ADDRESS OF           PERCENTAGE OWNED OF   PERCENTAGE OWNED OF   PERCENTAGE OWNED OF
         PRINCIPAL HOLDER                   RECORD                 RECORD               RECORD
-----------------------------------   -------------------   -------------------   -------------------
Merrill Lynch Pierce Fenner & Smith          17.53%               12.58%                 33.99%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484

Gary T. Crum
11 E. Greenway Plaza, Ste. 2600               6.30%(1)               --                     --
Houston, TX 77046-1100

1 Owned of record and beneficially.

AIM TRIMARK ENDEAVOR FUND

                                       CLASS A       CLASS B      CLASS C      CLASS R     INSTITUTIONAL
                                        SHARES       SHARES        SHARES       SHARES      CLASS SHARES
                                      ----------   -----------   ----------   ----------   -------------
                                      PERCENTAGE   PERCENTAGE    PERCENTAGE   PERCENTAGE    PERCENTAGE
        NAME AND ADDRESS OF            OWNED OF     OWNED OF      OWNED OF     OWNED OF      OWNED OF
         PRINCIPAL HOLDER               RECORD       RECORD        RECORD       RECORD        RECORD
-----------------------------------   ----------   -----------   ----------   ----------   -------------
A I M Advisors, Inc.(1)
Attn: David Hessel                         --           --            --        14.95%            --
11 Greenway Plaza, Suite 100
Houston, TX 77046-1103

AIM Conservative Asset Allocation
Fund Omnibus Account
c/o AIM Advisors                           --           --            --           --          99.53%
11 E. Greenway Plz, Suite 100
Houston, TX 77046-1113

                                       CLASS A       CLASS B      CLASS C      CLASS R     INSTITUTIONAL
                                        SHARES       SHARES        SHARES       SHARES      CLASS SHARES
                                      ----------   -----------   ----------   ----------   -------------
                                      PERCENTAGE   PERCENTAGE    PERCENTAGE   PERCENTAGE    PERCENTAGE
        NAME AND ADDRESS OF            OWNED OF     OWNED OF      OWNED OF     OWNED OF      OWNED OF
         PRINCIPAL HOLDER               RECORD       RECORD        RECORD       RECORD        RECORD
-----------------------------------   ----------   -----------   ----------   ----------   -------------
Merrill Lynch Pierce Fenner & Smith
FBO the Sole Benefit of Customers
Attn: Fund Administration               25.17%          --         29.87%          --             --
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

MCB Trust Services Cust. FBO
Continental Agency of Florida, Inc.        --           --            --        23.90%            --
700 17th Street, Suite 300
Denver, CO 80202-3531

Golden Security Mortgage
Vasili Raptis
3444 Camino Del Rio N #102                 --           --            --        14.19%            --
San Diego, CA 92108-1711

Golden Security Mortgage
Jennifer Raptis
3444 Camino Del Rio N #102                 --           --            --        13.02%            --
San Diego, CA 92108-1711

JimyJet
James H. Brown
56 Macfie St.                              --           --            --        12.08%            --
Pickerington, OH 43147-9851

Coinage of America
Gregory A. Howe
2219 E. Thousand Oaks Blvd. #251           --           --            --         6.07%            --
Thousand Oaks, CA 91362-2930

AIM TRIMARK FUND

                                       CLASS A      CLASS B      CLASS C      CLASS R     INSTITUTIONAL
                                        SHARES       SHARES       SHARES       SHARES      CLASS SHARES
                                      ----------   ----------   ----------   ----------   -------------
                                      PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE    PERCENTAGE
        NAME AND ADDRESS OF            OWNED OF     OWNED OF     OWNED OF     OWNED OF      OWNED OF
         PRINCIPAL HOLDER               RECORD       RECORD       RECORD       RECORD        RECORD
-----------------------------------   ----------   ----------   ----------   ----------   -------------
A I M Advisors, Inc.(1)                    --         5.92%         6.11%       47.17%        100.00%
Attn: Corporate Controller
11 Greenway Plaza, Suite 1919
Houston, TX 77046-1103

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                  --         8.23%        27.92%          --             --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484

                                       CLASS A      CLASS B      CLASS C      CLASS R     INSTITUTIONAL
                                        SHARES       SHARES       SHARES       SHARES      CLASS SHARES
                                      ----------   ----------   ----------   ----------   -------------
                                      PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE    PERCENTAGE
        NAME AND ADDRESS OF            OWNED OF     OWNED OF     OWNED OF     OWNED OF      OWNED OF
         PRINCIPAL HOLDER               RECORD       RECORD       RECORD       RECORD        RECORD
-----------------------------------   ----------   ----------   ----------   ----------   -------------
Morgan Stanley DW
Attn Mutual Fund Operations
3 Harborside Pl, Floor 6                   --           --          6.01%          --             --
Jersey City, NJ 07311-3907

Charles Schwab & Co. Inc.
Special Custody
FBO Customers (RPS)
Attn: Mutual Funds                       8.60%          --            --           --             --
101 Montgomery St.
San Francisco, CA 94104-4122

Coinage of America
Gregory A. Howe
2219 E. Thousand Oaks Blvd. #251           --           --            --        40.58%            --
Thousand Oaks, CA 91362-2930

Chisholm Trail Financial Services
Larry F. Cain
4100 S. Medford Dr., Suite B               --           --            --        11.68%            --
Lufkin, TX 75901-5617

1     Owned of record and beneficially.

AIM TRIMARK SMALL COMPANIES FUND

                                       CLASS A      CLASS B      CLASS C      CLASS R     INSTITUTIONAL
                                        SHARES       SHARES       SHARES       SHARES      CLASS SHARES
                                      ----------   ----------   ----------   ----------   -------------
                                      PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE    PERCENTAGE
        NAME AND ADDRESS OF            OWNED OF     OWNED OF     OWNED OF     OWNED OF      OWNED OF
         PRINCIPAL HOLDER               RECORD       RECORD       RECORD       RECORD        RECORD
-----------------------------------   ----------   ----------   ----------   ----------   -------------
A I M Advisors, Inc.(1)
Attn:  David Hessel                        --           --            --         5.52%            --
11 Greenway Plaza, Suite 100
Houston, TX 77046-1103

Merrill Lynch Pierce Fenner & Smith
FBO the Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East                  19.31%          --         29.81%          --             --
2nd Floor
Jacksonville, FL 32246-6484

AIM Moderate Asset Allocation Fund
Omnibus Account
c/o AIM Advisors                           --           --            --           --          99.89%
11 E. Greenway Plz, Suite 100
Houston, TX 77046-1113

                                       CLASS A      CLASS B      CLASS C      CLASS R     INSTITUTIONAL
                                        SHARES       SHARES       SHARES       SHARES      CLASS SHARES
                                      ----------   ----------   ----------   ----------   -------------
                                      PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE    PERCENTAGE
        NAME AND ADDRESS OF            OWNED OF     OWNED OF     OWNED OF     OWNED OF      OWNED OF
         PRINCIPAL HOLDER               RECORD       RECORD       RECORD       RECORD        RECORD
-----------------------------------   ----------   ----------   ----------   ----------   -------------
Reliance Trust Company Custodian
FBO R&H Motor Cars Ltd
401K Profit Sharing Plan                   --           --            --       52.30%            --
P.O. Box 48529
Atlanta, GA 30362-1529

Corporate Benefit Consultants
Matthew J. Smith                           --           --            --        5.01%            --
1960 Electric Rd., Suite C
Roanoke, VA 24018-1621

(1) Owned of record and beneficially.

MANAGEMENT OWNERSHIP

      As of March 15, 2005, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:

                                    2004         NET                    2003         NET                     2002       NET
                      MANAGEMENT  MANAGEMENT MANAGEMENT   MANAGEMENT MANAGEMENT   MANAGEMENT  MANAGEMENT  MANAGEMENT MANAGEMENT
     FUND NAME       FEE PAYABLE FEE WAIVERS FEE PAYABLE FEE PAYABLE FEE WAIVERS FEE PAYABLE FEE PAYABLE FEE WAIVERS FEE PAYABLE
-------------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
AIM Developing
Markets Fund         $ 2,305,531  $ 480,137   $1,825,394 $ 1,755,280  $ 598,343  $1,156,937  $ 1,984,365 $ 1,032,501 $   951,864

AIM Global Health
Care Fund              7,724,785     14,503    7,710,282   7,101,823      7,033   7,094,790    8,509,208       5,611   8,503,597

AIM Libra Fund (1)       500,269      9,468      490,801      95,890     95,890         N/A          N/A         N/A         N/A

AIM Trimark
Endeavor Fund (2)        104,953    104,953          N/A         N/A        N/A         N/A          N/A         N/A         N/A

AIM Trimark Fund (2)      87,385     87,385          N/A         N/A        N/A         N/A          N/A         N/A         N/A

AIM Trimark Small
Companies Fund (2)        93,787     93,787          N/A         N/A        N/A         N/A          N/A         N/A         N/A

1     Commenced operations on November 1, 2002

2     Commenced operations on November 4, 2003

                                   APPENDIX G
                               PORTFOLIO MANAGERS

                             As of October 31, 2004

                            INVESTMENTS IN EACH FUND

NAME OF PORTFOLIO MANAGER   DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
-------------------------   -----------------------------------------
                 AIM DEVELOPING MARKETS FUND
Shuxin Cao                             $   1.00 - $   10,000

Borge Endresen                                 None

                 AIM GLOBAL HEALTH CARE FUND
Kirk L. Anderson                               None

Bryan A. Unterhalter                           None

Michael L. Yellen                      $500,001 - $1,000,000

                       AIM LIBRA FUND
Jay K. Rushin(2)                       $100,001 - $  500,000

                  AIM TRIMARK ENDEAVOR FUND
Jeff Hyrich                                   None(3)

Geoff MacDonald                               None(3)

                       AIM TRIMARK FUND
Tye Bousada                                   None(3)

Dana Love                                     None(3)

                  AIM TRIMARK SMALL COMPANIES FUND
 Robert Mikalachki                            None(3)

DESCRIPTION OF COMPENSATION STRUCTURE

A I M ADVISORS, INC.

      AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

-------------------------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Rushin became primarily responsible for the day-to-day management of the fund effective December 31, 2004. Fund ownership information is provided for Mr. Rushin as of November 30, 2004.

(3) Shares of the Funds are not sold in Canada, where the portfolio management team is domiciled. Accordingly, no portfolio manager may invest in the Funds.

- BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

- ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

      High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

AIM FUNDS MANAGEMENT INC.

AIM Funds Management Inc.'s compensation practices for its Investment team are aimed at retaining and motivating employees in order to maximize investment performance. Accordingly, the compensation packages offered to the portfolio managers are competitive with opportunities in the best managed firms in the investment management industry. Portfolio managers receive a competitive base salary, an incentive bonus opportunity, equity compensation and a benefits package. Total cash compensation, as described below, is set for each portfolio manager relative to his or her performance. Portfolio manager compensation is reviewed and modified each year as appropriate. Each portfolio manager's compensation consists of the following elements:

- BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM Funds Management Inc.'s intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

- ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and qualitative components. Generally, 75% of the bonus is quantitatively determined, based primarily on the 3 and 5-year investment results of the funds for which the portfolio manager has day-to-day responsibility. In instances where a portfolio manager has responsibility for more than one fund, consideration is given to both the overall assets under management as well as the individual fund performances.

      The remaining 25% portion of the bonus is discretionary as determined by AIM Funds Management Inc. and takes into account other subjective factors.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or may be granted restricted shares of AMVESCAP stock from pools determined by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group term life insurance policy. They also have the opportunity of purchasing optional life insurance for their spouse and dependents.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS

                             As of October 31, 2004

      AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

NAME OF PORTFOLIO MANAGER              NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY CATEGORY
-------------------------              ---------------------------------------------------------------------------------
                                                             AIM DEVELOPING MARKETS FUND
Shuxin Cao                            7 Registered Mutual Funds with $3,761,280,832 in total assets under management

                                      2 Unregistered Pooled Investment Vehicles with $38,531,888 in  total assets under management

                                      32 Other Accounts with $12,811,029 in total assets under management(4)

Borge Endresen                        4 Registered Mutual Funds with $1,959,396,818 in total assets under management

                                      3 Unregistered Pooled Investment Vehicles with $89,630,639 in total assets under management

                                                             AIM GLOBAL HEALTH CARE FUND

Kirk L. Anderson                      16 Registered Mutual Funds with $7,266,356,034 in total assets under management

                                      4 Unregistered Pooled Investment Vehicle with $403,532,853 in total assets under management

Bryan A. Unterhalter                  13 Registered Mutual Funds with $9,985,205,222 in total assets under management

                                      5 Unregistered Pooled Investment Vehicles with $441,234,148 in total assets under management

                                      201 Other Accounts with $32,983,919 in total assets under management(4)

-----------------------------
(4) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

NAME OF PORTFOLIO MANAGER              NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY CATEGORY
-------------------------              ---------------------------------------------------------------------------------
Michael L. Yellen                     9 Registered Mutual Funds with $1,717,904,006 in total assets under management

                                      3 Unregistered Pooled Investment Vehicles with $381,985,036 in total assets under management.

                                                             AIM LIBRA FUND

Jay K. Rushin(5)                      11 Registered Mutual Funds with $3,933,392,674 in total assets under management

                                      1 Unregistered Pooled Investment Vehicle with $13,207,734 in total assets under management

                                      2 Other Accounts with $302,491 in total assets under management(4)

                                                             AIM TRIMARK ENDEAVOR FUND

Jeff Hyrich                           2 Unregistered Pooled Investment Vehicles with $413,203,617 in total assets under management

Geoff MacDonald                       5 Unregistered Pooled Investment Vehicles with $6,120,207,827 in total assets under management

                                                             AIM TRIMARK FUND

Tye Bousada                           1 Registered Mutual Funds with $18,621,013 in total assets under management

                                      8 Unregistered Pooled Investment Vehicles with $3,890,773,810 in total assets under management

Dana Love                             1 Registered Mutual Funds with $18,621,013 in total assets under management

                                      10 Unregistered Pooled Investment Vehicles with $4,225,213,656 in total assets under management

                                                             AIM TRIMARK SMALL COMPANIES FUND

Robert Mikalachki                     2 Unregistered Pooled Investment Vehicles with $284,425,496 in total assets under management

POTENTIAL CONFLICTS OF INTEREST

A I M ADVISORS, INC.

           Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically,

--------------------------
(4) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(5) Mr. Rushin became primarily responsible for the day-to-day management of the fund effective December 31, 2004. Other Managed Account information is provided as of November 30, 2004.

portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

- The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

- If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

- With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

- Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

            AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

AIM FUNDS MANAGEMENT INC.

            Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts are presented with the following potential conflicts:

- The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

- If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

            AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES

      The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:

           FUND NAME                         2004                 2003                 2002
-----------------------------------    -----------------    -----------------    -----------------
AIM Developing Markets Fund            $          74,387    $          50,000    $          50,000
AIM Global Health Care Fund                      203,995              185,138              168,501
AIM Libra Fund(1)                                 50,000               50,000                  N/A
AIM Trimark Endeavor Fund(2)                      50,000                  N/A                  N/A
AIM Trimark Fund(2)                               50,000                  N/A                  N/A
AIM Trimark Small Companies Fund(2)               50,000                  N/A                  N/A

1 Commenced operations on November 1, 2002.

2 Commenced operations on November 4, 2003.

                                   APPENDIX I

                              BROKERAGE COMMISSIONS

Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended October 31 were as follows:

               FUND                        2004                     2003                      2002
-----------------------------------    ------------             ------------              -----------
AIM Developing Markets Fund            $    784,157             $    858,656              $   770,314
AIM Global Health Care Fund(2)            1,407,846                2,353,702                4,231,045
AIM Libra Fund(3), (4)                      759,942                  164,599                      N/A
AIM Trimark Endeavor Fund(5)                 26,199                      N/A                      N/A
AIM Trimark Fund(5)                          17,546                      N/A                      N/A
AIM Trimark Small Companies Fund(5)          33,485                      N/A                      N/A

1 Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

2 The variation in brokerage commission paid by the fund for the fiscal year ended October 31, 2004, as compared to the two prior fiscal years was due to a decrease in cash inflows and portfolio turnover.

3 The variation in brokerage commission paid by the fund for the fiscal year ended October 31, 2004, as compared to the fiscal year ended October 31, 2003 was due to an increase in transactions executed with commissions.

4  Commenced operations on November 1, 2002.

5  Commenced operations on November 4, 2003.

                                   APPENDIX J

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

      During the last fiscal year ended October 31, 2004, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

                                                                                   RELATED
              FUND                                    TRANSACTIONS(1)      BROKERAGE COMMISSIONS(1)
----------------------------------                    ---------------      ------------------------
AIM Developing Markets Fund                             $242,835,239              $  896,450
AIM Global Health Care Fund                              688,522,447               1,943,783
AIM Libra Fund                                           628,352,171                 695,479
AIM Trimark Endeavor Fund(2)                               3,502,779                   6,936
AIM Trimark Fund(2)                                        5,674,701                   7,396
AIM Trimark Small Companies Fund(2)                        1,516,028                   6,691

(1) Amount is inclusive of commissions paid to, and brokerage transactions placed with, certain brokers that provide execution, research and other services.

(2)   Commenced operations on November 4, 2003.

      During the last fiscal year ended October 31, 2004, the Funds did not hold securities issued by "regular" brokers or dealers of the Funds.

                                   APPENDIX K

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS

      A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year or period ended October 31, 2004 follows:

                                          CLASS A         CLASS B             CLASS C           CLASS R            INVESTOR
               FUND                        SHARES          SHARES              SHARES          SHARES(2)       CLASS SHARES(3)
-----------------------------------      ----------     -----------          ---------         ---------       ---------------
AIM Developing Markets Fund              $  976,226     $   291,650          $  57,331            N/A                N/A
AIM Global Health Care Fund               2,851,536       1,843,216            453,485            N/A                NA
AIM Libra Fund                              149,496         100,989             60,432            N/A                N/A
AIM Trimark Endeavor Fund(1)                 28,445          26,731             19,309             38                N/A
AIM Trimark Fund(1)                          20,295          23,509             21,213             25                N/A
AIM Trimark Small Companies Fund(1)          21,405          23,038             15,195             48                N/A

1   Commenced operations on November 4, 2003.

2 Information on Class R shares in the table is for the period April 30, 2004 (the date Class R shares commenced sales) to October 31, 2004.

3   Commenced operations on April 29, 2005.

                                   APPENDIX L

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

      An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the year ended October 31, 2004, follows:

                                                                                                                       TRAVEL
                                       PRINTING                                                                       EXPENSES
                                          &          UNDERWRITERS         DEALERS                                    RELATED TO
                       ADVERTISING     MAILING       COMPENSATION       COMPENSATION        PERSONNEL    SEMINARS    MARKETING
                      -------------  -----------     ------------     ----------------      ---------  ------------  ----------
AIM Developing
Markets Fund          $      82,766  $    10,579                0     $        305,526       511,668   $     48,401     17,286
AIM Global Health
Care Fund                    58,742        7,174                0            2,412,348       328,050         32,192     13,030
AIM Libra Fund                3,073          372                0              121,250        21,701          2,067      1,033
AIM Trimark
Endeavor Fund                   753           74                0               22,797         4,408            413          0
AIM Trimark Fund                573           44                0               15,977         3,208            370        123
AIM Trimark Small
Companies Fund                  601           60                0               17,273         3,141            331          0

      An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the year ended October 31, 2004, follows:

                                                                                                                       TRAVEL
                                       PRINTING                                                                       EXPENSES
                                          &          UNDERWRITERS         DEALERS                                    RELATED TO
                       ADVERTISING     MAILING       COMPENSATION       COMPENSATION      PERSONNEL      SEMINARS    MARKETING
                      -------------  -----------   -----------------  ----------------   ------------  ------------  ----------
AIM Developing
Markets Fund          $         417  $         0   $         218,738  $         67,686   $      4,182  $        418   $     209
AIM Global Health
Care Fund                     4,969          611           1,382,412           422,712         28,872         2,669         971
AIM Libra Fund                    0            0              75,741            17,104          7,665           479           0
AIM Trimark
Endeavor Fund                     0            0              20,048             4,670          2,013             0           0
AIM Trimark Fund                  0            0              17,632             3,762          2,115             0           0
AIM Trimark Small
Companies Fund                    0            0              17,278             4,161          1,599             0           0

      An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the year ended October 31, 2004, follows:

                                                                                                                       TRAVEL
                                       PRINTING                                                                       EXPENSES
                                          &         UNDERWRITERS         DEALERS                                     RELATED TO
                       ADVERTISING     MAILING      COMPENSATION       COMPENSATION      PERSONNEL      SEMINARS     MARKETING
                      -------------  -----------   --------------     -------------      ---------     ------------  ----------
AIM Developing
Markets Fund          $           0  $         0   $       11,131     $      43,726      $   2,474      $         0  $        0
AIM Global Health
Care Fund                     2,015          256           57,071           381,933         10,790            1,136         284
AIM Libra Fund(1)                 0            0           26,074            27,954          5,490              457         457

AIM Trimark
Endeavor Fund(2)                  0            0           11,813             4,739          2,757                0           0
AIM Trimark Fund(2)               0            0           14,721             2,893          3,292              327           0
AIM Trimark Small
Companies Fund(2)                 0            0           10,157             2,620          2,418                0           0

(1)   Commenced operations on November 1, 2002.

(2)   Commenced operations on November 4, 2003.

      An estimate by category of the allocation of actual fees paid by Class R shares of the Funds during the period ended October 31, 2004, follows:

                                                                                                                          TRAVEL
                                        PRINTING                                                                         EXPENSES
                                            &         UNDERWRITERS          DEALERS                                     RELATED TO
                        ADVERTISING      MAILING      COMPENSATION       COMPENSATION       PERSONNEL    SEMINARS        MARKETING
                        -----------     --------      ------------       ------------       ---------    --------       ----------
AIM Developing
Markets Fund                N/A            N/A             N/A                N/A               N/A         N/A             N/A
AIM Global Health
Care Fund                   N/A            N/A             N/A                N/A               N/A         N/A             N/A
AIM Libra Fund              N/A            N/A             N/A                N/A               N/A         N/A             N/A
AIM Trimark
Endeavor Fund(1)             0              0               0                 32                 6           0               0
AIM Trimark Fund(1)         11              2               0                 12                 0           0               0
AIM Trimark Small
Companies Fund(1)            0              0               0                 40                 8           0               0

1 Information on Class R Shares in the table is for the period April 30, 2004
  (the date Class R Shares commenced operations) to October 31, 2004.

      As of the date of this Statement of Additional Information, the Investor Class shares of AIM Global Health Care Fund had not yet commenced operations.

                                   APPENDIX M

                               TOTAL SALES CHARGES

      The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ending October 31:

                                              2004                    2003                      2002
                                              ----                    ----                      ----
                                        SALES      AMOUNT       SALES       AMOUNT       SALES       AMOUNT
                                       CHARGES    RETAINED     CHARGES     RETAINED     CHARGES     RETAINED
                                      ---------   ---------   ---------   ---------   -----------   ---------
AIM Developing Markets Fund           $ 136,410   $  27,772   $  68,195   $  12,641   $   124,830   $  22,655
AIM Global Health Care Fund             678,933     126,743     709,375     128,248     1,703,543     300,015
AIM Libra Fund(1)                       333,333      58,000     164,685      23,736           N/A         N/A
AIM Trimark Endeavor Fund(2)            165,034      26,908         N/A         N/A           N/A         N/A
AIM Trimark Fund(2)                     154,275      23,974         N/A         N/A           N/A         N/A
AIM Trimark Small Companies Fund(2)     141,011      23,572         N/A         N/A           N/A         N/A

      The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C and Class R, if any, shareholders and retained by AIM Distributors for the last three fiscal years ended October 31:

                                              2004           2003         2002
                                           -----------   -----------   ----------
AIM Developing Markets Fund                $   126,736   $    20,360   $    2,677
AIM Global Health Care Fund                     26,438        10,199       30,996
AIM Libra Fund (1)                               7,587           368          N/A
AIM Trimark Endeavor Fund(2), (3)                5,652           N/A          N/A
AIM Trimark Fund(2), (3)                         1,520           N/A          N/A
AIM Trimark Small Companies Fund(2), (3)           806           N/A          N/A

(1)   Commenced operations on November 1, 2002.

(2)   Commenced operations on November 4, 2003.

(3) Information on Class R Shares in the table is for the period April 30, 2004 (the date Class R Shares commenced sales) to October 31, 2004.

                                   APPENDIX N

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS

      The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                           PERIODS ENDED
                                                           -------------
                                                          OCTOBER 31, 2004
                                                          ----------------
                                                                         SINCE         INCEPTION
          CLASS A SHARES:             1 YEAR    5 YEARS    10 YEARS    INCEPTION         DATE
-----------------------------------   ------    -------    --------    ---------       ---------
AIM Developing Markets Fund            15.35%      4.66%       0.39%         N/A        01/11/94
AIM Global Health Care Fund             4.31%      8.22%      12.30%         N/A        08/07/89
AIM Libra Fund                        -15.03%       N/A         N/A         7.48%       11/01/02
AIM Trimark Endeavor Fund(1)             N/A        N/A         N/A         8.98%(2)    11/04/03
AIM Trimark Fund(1)                      N/A        N/A         N/A        -1.89%(2)    11/04/03
AIM Trimark Small Companies Fund(1)      N/A        N/A         N/A        12.48%(2)    11/04/03

(1)   Commenced operations on November 4, 2003.

(2)   Returns are cumulative.

      The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                          PERIODS ENDED
                                                         ----------------
                                                         OCTOBER 31, 2004
                                                         ----------------
                                                                         SINCE         INCEPTION
          CLASS B SHARES:             1 YEAR    5 YEARS    10 YEARS    INCEPTION         DATE
-----------------------------------   ------    -------    --------    ---------       ---------
AIM Developing Markets Fund            15.46%      4.76%        N/A         0.29%       11/03/97
AIM Global Health Care Fund             4.01%      8.44%      12.40%         N/A        04/01/93
AIM Libra Fund                        -15.08%       N/A         N/A         7.94%       11/01/02
AIM Trimark Endeavor Fund(1)             N/A        N/A         N/A         9.70%(2)    11/04/03
AIM Trimark Fund(1)                      N/A        N/A         N/A        -1.90%(2)    11/04/03
AIM Trimark Small Companies Fund(1)      N/A        N/A         N/A        13.40%(2)    11/04/03

(1)   Commenced operations on November 4, 2003.

(2)   Returns are cumulative.

      The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                          PERIODS ENDED
                                                         ----------------
                                                         OCTOBER 31, 2004
                                                         ----------------
                                                                         SINCE         INCEPTION
          CLASS C SHARES:             1 YEAR    5 YEARS    10 YEARS    INCEPTION         DATE
-----------------------------------   ------    -------    --------    ---------       ---------
AIM Developing Markets Fund            19.60%      5.07%        N/A         9.57%       03/01/99
AIM Global Health Care Fund             8.00%      8.75%        N/A         8.06%       03/01/99
AIM Libra Fund                        -11.57%       N/A         N/A         9.83%       11/01/02
AIM Trimark Endeavor Fund(1)             N/A        N/A         N/A        13.70%(2)    11/04/03
AIM Trimark Fund(1)                      N/A        N/A         N/A         2.10%(2)    11/04/03
AIM Trimark Small Companies Fund(1)      N/A        N/A         N/A        17.30%(2)    11/04/03

(1)   Commenced operations on November 4, 2003.

(2)   Returns are cumulative.

      The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                         PERIODS ENDED
                                                        ----------------
                                                        OCTOBER 31, 2004
                                                        ----------------
                                                                      SINCE          INCEPTION
          CLASS R SHARES:             1 YEAR   5 YEARS   10 YEARS   INCEPTION          DATE
-----------------------------------   ------   -------   --------   ---------       ----------
AIM Trimark Endeavor Fund(1)             N/A       N/A        N/A       15.01%(2)    11/04/03(3)
AIM Trimark Fund(1)                      N/A       N/A        N/A        3.62%(2)    11/04/03(3)
AIM Trimark Small Companies Fund(1)      N/A       N/A        N/A       18.81%(2)    11/04/03(3)

(1) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (for the periods prior to April 30, 2004) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

(2)   Returns are cumulative.

(3) The inception date shown in the table is that of each Fund's Class A shares. The inception date of each Fund's Class R shares is April 30, 2004.

      The average annual total returns for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2004 are as follows:

                                                         PERIODS ENDED
                                                         -------------
                                                        OCTOBER 31, 2004
                                                        ----------------
                                                                    SINCE     INCEPTION
    INVESTOR CLASS SHARES:       1 YEAR    5 YEARS    10 YEARS    INCEPTION    DATE(2)
------------------------------   ------    -------    --------    ---------   ---------
AIM Global Health Care Fund(1)     9.51%      9.28%      12.85%      N/A      08/07/89

(1) The returns shown for these periods are the restated historical performance of AIM Global Health Care Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

(2) The inception date shown in the table is for AIM Global Health Care Fund's Class A shares. The inception date of the Funds' Investor Class shares is April 29, 2005. As of the date of this Statement of Additional Information, the Investor Class Shares of AIM Global Health Care Fund had not yet commenced operations.

CUMULATIVE TOTAL RETURNS

      The cumulative total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                       PERIODS ENDED
                                                       -------------
                                                      OCTOBER 31, 2004
                                                      ----------------
                                                                     SINCE     INCEPTION
       CLASS A SHARES:               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------  ------   -------   --------   ---------   ---------
AIM Developing Markets Fund           15.35%    25.56%      3.98%        N/A    01/11/94
AIM Global Health Care Fund            4.31%    48.42%    218.98%        N/A    08/07/89
AIM Libra Fund                       -15.03%      N/A        N/A       15.49%   11/01/02
AIM Trimark Endeavor Fund(1)            N/A       N/A        N/A        8.98%   11/04/03
AIM Trimark Fund(1)                     N/A       N/A        N/A       -1.89%   11/04/03
AIM Trimark Small Companies Fund(1)     N/A       N/A        N/A       12.48%   11/04/03

1     Commenced operations on November 4, 2003.

      The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                       PERIODS ENDED
                                                       -------------
                                                      OCTOBER 31, 2004
                                                      ----------------
                                                                     SINCE     INCEPTION
       CLASS B SHARES:               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------  ------   -------   --------   ---------   ---------
AIM Developing Markets Fund           15.46%    26.18%       N/A        2.05%   11/03/97
AIM Global Health Care Fund            4.01%    49.98%    221.90%        N/A    04/01/93
AIM Libra Fund                       -15.08%      N/A        N/A       16.49%   11/01/02
AIM Trimark Endeavor Fund(1)            N/A       N/A        N/A        9.70%   11/04/03
AIM Trimark Fund(1)                     N/A       N/A        N/A       -1.90%   11/04/03
AIM Trimark Small Companies Fund(1)     N/A       N/A        N/A       13.40%   11/04/03

1     Commenced operations on November 4, 2003.

      The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                       PERIODS ENDED
                                                       -------------
                                                      OCTOBER 31, 2004
                                                      ----------------
                                                                     SINCE     INCEPTION
          CLASS C SHARES:            1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------  ------   -------   --------   ---------   ---------
AIM Developing Markets Fund           19.60%    28.08%       N/A       67.86%   03/01/99
AIM Global Health Care Fund            8.00%    52.09%       N/A       55.20%   03/01/99
AIM Libra Fund                       -11.57%      N/A        N/A       20.59%   11/01/02
AIM Trimark Endeavor Fund(1)            N/A       N/A        N/A       13.70%   11/04/03
AIM Trimark Fund(1)                     N/A       N/A        N/A        2.10%   11/04/03
AIM Trimark Small Companies Fund(1)     N/A       N/A        N/A       17.30%   11/04/03

1     Commenced operations on November 4, 2003.

      The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                       PERIODS ENDED
                                                       -------------
                                                      OCTOBER 31, 2004
                                                      ----------------
                                                                     SINCE     INCEPTION
          CLASS R SHARES:            1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------  ------   -------   --------   ---------   ---------
AIM Trimark Endeavor Fund(1)            N/A       N/A        N/A       15.01%  11/04/03(2)
AIM Trimark Fund(1)                     N/A       N/A        N/A        3.62%  11/04/03(2)
AIM Trimark Small Companies Fund(1)     N/A       N/A        N/A       18.81%  11/04/03(2)

(1) The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since April 30, 2004 and the restated historical performance of the Fund's Class A shares (for the periods prior to April 30, 2004) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

(2) The inception date shown in the table is that of each Fund's Class A shares. The inception date of each Fund's Class R shares is April 30, 2004.

      The cumulative total returns for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2004 are as follows:

                                                  PERIODS ENDED
                                                 ----------------
                                                 OCTOBER 31, 2004
                                                 ----------------
                                                                SINCE     INCEPTION
    INVESTOR CLASS SHARES:      1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE(2)
------------------------------  ------   -------   --------   ---------   ---------
AIM Global Health Care Fund(1)    9.51%     9.28%     12.85%      -N/A     08/07/89

(1) The returns shown for these periods are the restated historical performance of AIM Global Health Care Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

(2) The inception date shown in the table is for AIM Global Health Care Fund's Class A shares. The inception date of the Funds' Investor Class shares is April 29, 2005. As of the date of this Statement of Additional Information, the Investor Class Shares of AIM Global Health Care Fund had not yet commenced operations.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

      The average annual total returns (after taxes on distributions and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                       PERIODS ENDED
                                                       -------------
                                                      OCTOBER 31, 2004
                                                      ----------------
                                                                     SINCE        INCEPTION
          CLASS A SHARES:            1 YEAR   5 YEARS   10 YEARS   INCEPTION         DATE
-----------------------------------  ------   -------   --------   ---------      ---------
AIM Developing Markets Fund           15.32%     4.48%     -0.42%        N/A       01/11/94
AIM Global Health Care Fund            4.31%     6.42%      9.37%        N/A       08/07/89
AIM Libra Fund                       -15.05%      N/A        N/A        7.47%      11/01/02
AIM Trimark Endeavor Fund(1)            N/A       N/A        N/A        8.98%(2)   11/04/03
AIM Trimark Fund(1)                     N/A       N/A        N/A       -1.89%(2)   11/04/03
AIM Trimark Small Companies Fund(1)     N/A       N/A        N/A       12.48%(2)   11/04/03

1   Commenced operations on November 4, 2003.

2   Returns are cumulative.

      The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                       PERIODS ENDED
                                                       -------------
                                                      OCTOBER 31, 2004
                                                      ----------------
                                                                     SINCE        INCEPTION
          CLASS B SHARES:            1 YEAR   5 YEARS   10 YEARS   INCEPTION         DATE
-----------------------------------  ------   -------   --------   ---------      ---------
AIM Developing Markets Fund           15.46%     4.72%       N/A       -0.02%      11/03/97
AIM Global Health Care Fund            4.01%     6.51%      9.37%        N/A       04/01/93
AIM Libra Fund                       -15.10%      N/A        N/A        7.93%      11/01/02
AIM Trimark Endeavor Fund(1)            N/A       N/A        N/A        9.70%(2)   11/04/03
AIM Trimark Fund(1)                     N/A       N/A        N/A       -1.90%(2)   11/04/03
AIM Trimark Small Companies Fund(1)     N/A       N/A        N/A       13.40%(2)   11/04/03

(1)   Commenced operations on November 4, 2003.

(2)   Returns are cumulative.

      The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                       PERIODS ENDED
                                                       -------------
                                                      OCTOBER 31, 2004
                                                      ----------------
                                                                     SINCE        INCEPTION
          CLASS C SHARES:            1 YEAR   5 YEARS   10 YEARS   INCEPTION         DATE
-----------------------------------  ------   -------   --------   ---------      ---------
AIM Developing Markets Fund           19.60%     5.03%       N/A        9.53%      03/01/99
AIM Global Health Care Fund            8.00%     6.83%       N/A        6.38%      03/01/99
AIM Libra Fund                       -11.59%      N/A        N/A        9.82%      11/01/02
AIM Trimark Endeavor Fund(1)            N/A       N/A        N/A       13.70%(2)   11/04/03
AIM Trimark Fund(1)                     N/A       N/A        N/A        2.10%(2)   11/04/03
AIM Trimark Small Companies Fund(1)     N/A       N/A        N/A       17.30%(2)   11/04/03

(1)   Commenced operations on November 4, 2003.

(2)   Returns are cumulative.

      The average annual total returns (after taxes on distributions) for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2004 are as follows:

                                                       PERIODS ENDED
                                                       -------------
                                                      OCTOBER 31, 2004
                                                      ----------------
                                                                     SINCE        INCEPTION
      INVESTOR CLASS SHARES:         1 YEAR   5 YEARS   10 YEARS   INCEPTION       DATE(2)
-----------------------------------  ------   -------   --------   ---------      ---------
AIM Global Health Care Fund(1)         9.51%     7.46%      9.90%       -N/A       08/07/89

(1) The returns shown for these periods are the restated historical performance of AIM Global Health Care Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

(2) The inception date shown in the table is for AIM Global Health Care Fund's Class A shares. The inception date of the Fund's Investor Class shares is April 29, 2005. As of the date of this Statement of Additional Information, the Investor Class Shares of AIM Global Health Care Fund had not yet commenced operations.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

      The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                       PERIODS ENDED
                                                       -------------
                                                      OCTOBER 31, 2004
                                                      ----------------
                                                                     SINCE        INCEPTION
          CLASS A SHARES:            1 YEAR   5 YEARS   10 YEARS   INCEPTION         DATE
-----------------------------------  ------   -------   --------   ---------      ---------
AIM Developing Markets Fund           10.01%     3.89%     -0.19%        N/A       01/11/94
AIM Global Health Care Fund            2.80%     6.30%      9.08%        N/A       08/07/89
AIM Libra Fund                        -9.76%      N/A        N/A        6.38%      11/01/02
AIM Trimark Endeavor Fund(1)            N/A       N/A        N/A        5.84%(2)   11/04/03
AIM Trimark Fund(1)                     N/A       N/A        N/A       -1.23%(2)   11/04/03
AIM Trimark Small Companies Fund(1)     N/A       N/A        N/A        8.11%(2)   11/04/03

1     Commenced operations on November 4, 2003.

2     Returns are cumulative.

      The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2004 are as follows:

                                                       PERIODS ENDED
                                                       -------------
                                                      OCTOBER 31, 2004
                                                      ----------------
                                                                     SINCE        INCEPTION
          CLASS B SHARES:            1 YEAR   5 YEARS   10 YEARS   INCEPTION         DATE
-----------------------------------  ------   -------   --------   ---------      ---------
AIM Developing Markets Fund           10.05%     4.07%       N/A        0.06%      11/03/97
AIM Global Health Care Fund            2.60%     6.45%      9.13%        N/A       04/01/93
AIM Libra Fund                        -9.80%      N/A        N/A        6.78%      11/01/02
AIM Trimark Endeavor Fund(1)            N/A       N/A        N/A        6.30%(2)   11/04/03
AIM Trimark Fund(1)                     N/A       N/A        N/A       -1.23%(2)   11/04/03
AIM Trimark Small Companies Fund(1)     N/A       N/A        N/A        8.71%(2)   11/04/03

(1)   Commenced operations on November 4, 2003

(2)   Returns are cumulative.

      The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2004 are as follows:

                                                       PERIODS ENDED
                                                       -------------
                                                      OCTOBER 31, 2004
                                                      ----------------
                                                                     SINCE        INCEPTION
          CLASS C SHARES:            1 YEAR   5 YEARS   10 YEARS   INCEPTION         DATE
-----------------------------------  ------   -------   --------   ---------      ---------
AIM Developing Markets Fund           12.74%     4.34%       N/A        8.33%      03/01/99
AIM Global Health Care Fund            5.20%     6.72%       N/A        6.25%      03/01/99
AIM Libra Fund                        -7.51%      N/A        N/A        8.40%      11/01/02
AIM Trimark Endeavor Fund(1)            N/A       N/A        N/A        8.91%(2)   11/04/03
AIM Trimark Fund(1)                     N/A       N/A        N/A        1.37%(2)   11/04/03
AIM Trimark Small Companies Fund(1)     N/A       N/A        N/A       11.24%(2)   11/04/03

(1)   Commenced operations on November 4, 2003

(2)   Returns are cumulative.

      The average annual total returns (after taxes on distributions and redemption) for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2004 are as follows:

                                                       PERIODS ENDED
                                                       -------------
                                                      OCTOBER 31, 2004
                                                      ----------------
                                                                     SINCE        INCEPTION
      INVESTOR CLASS SHARES:         1 YEAR   5 YEARS   10 YEARS   INCEPTION        DATE(2)
-----------------------------------  ------   -------   --------   ---------      ---------
AIM Global Health Care Fund(1)         6.18%     7.22%      9.58%       -N/A       08/07/89

(1) The returns shown for these periods are the restated historical performance of AIM Global Health Care Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

(2) The inception date shown in the table is for AIM Global Health Care Fund's Class A shares. The inception date of the Funds' Investor Class shares is April 29, 2005. As of the date of this Statement of Additional Information, the Investor Class Shares of AIM Global Health Care Fund had not yet commenced operations.

                                  APPENDIX O-1
                    PENDING LITIGATION ALLEGING MARKET TIMING

      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of January 18, 2005.

      RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

      MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD
      J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

      RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND,
      V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND
      L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division,

      State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

      L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
      Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

      RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

      JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE

      FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
      Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

      EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
      Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

      JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
      V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

      STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

      JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY

      GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
      Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

      MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

      PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

      LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
      V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

      ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

      JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE

      OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of:
      Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

      EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

      SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

      CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

      HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

      CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

      Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.

      RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL
      D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY,

      INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON
      (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

      CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM
      J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants;

      removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

      MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX O-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

      The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of January 18, 2005.

      T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually And On Behalf Of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought are identical to the Parthasarathy lawsuit.

      JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
      V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX O-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of January 18, 2005. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.

      RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

      DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

      FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees. By order of the United States District Court for the Middle District of Florida, Tampa Division, the claims made in the Papia lawsuit were consolidated into the Berdat lawsuit discussed above and the Papia lawsuit was administratively closed.

                                  APPENDIX O-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES

      The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of January 18, 2005.

      LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this suit to alleged violations of Section 36(b) against ADI.

      STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this suit to alleged violations of Section 36(b) against ADI.

      HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX O-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS

      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of January 18, 2005. By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed.

      JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United \

      States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
      H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
      V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM

      EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED

      MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
      K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS
      F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES

      FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  APPENDIX O-6
         PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN
                            CLASS ACTION SETTLEMENTS

      The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was served on January 18, 2005.

      AVO HOGAN AND JULIAN W. MEADOWS, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK
      H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, in the United States District Court, Northern District of Texas (Civil Action No. 3:05-CV-73-P), filed on January 11, 2005. This claim alleges violations of Sections 36(a), 36(b) and 47(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty and negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and counsel fees.

                              FINANCIAL STATEMENTS

                                       FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Developing Markets Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Developing Markets Fund (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 20, 2004
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-96.66%

BERMUDA-1.09%

Central European Media Enterprises Ltd.-Class
  A (Broadcasting & Cable TV)(a)                     40,000   $  1,415,600
--------------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)(b)              1,212,000      1,098,780
==========================================================================
                                                                 2,514,380
==========================================================================

BRAZIL-7.02%

Banco Itau Holding Financeira S.A.-Pfd.
  (Diversified Banks)(a)                             29,100      3,521,413
--------------------------------------------------------------------------
Companhia Brasileira de Distribuicao Grupo
  Pao de Acucar-ADR (Hypermarkets & Super
  Centers)                                           93,800      2,232,440
--------------------------------------------------------------------------
Companhia de Bebidas das Americas-ADR
  (Brewers)                                          81,600      2,023,680
--------------------------------------------------------------------------
Grendene S.A.(Apparel Accessories & Luxury
  Goods)(a)                                          86,000      1,045,204
--------------------------------------------------------------------------
Natura Cosmeticos S.A. (Household Products)
  (Acquired 05/25/04-10/21/04; Cost
  $849,758)(c)                                       57,200      1,160,304
--------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                            132,200      4,309,720
--------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A.-ADR
  (Integrated Telecommunication Services)           144,234      1,886,581
--------------------------------------------------------------------------
Telesp Celular Participacoes S.A.-Pfd.
  (Wireless Telecommunication Services)(a)                1              2
==========================================================================
                                                                16,179,344
==========================================================================

CANADA-0.58%

PetroKazakhstan Inc.-Class A
  (Integrated Oil & Gas)                             36,000      1,330,158
==========================================================================

CAYMAN ISLANDS-4.59%

China Mengniu Dairy Co. Ltd. (Packaged Foods
  & Meats)(a)                                     2,032,000      1,683,870
--------------------------------------------------------------------------
Global Bio-chem Technology Group Co. Ltd.
  (Biotechnology)(b)                              1,730,000      1,359,504
--------------------------------------------------------------------------
Global Bio-chem Technology Group Co., Ltd.-
  Wts., expiring 05/31/07 (Biotechnology)(d)        193,500         13,425
--------------------------------------------------------------------------
Golden Meditech Co. Ltd. (Health Care
  Equipment)                                      3,894,800        940,737
--------------------------------------------------------------------------
Luen Thai Holdings Ltd. (Distributors)
  (Acquired 08/19/04-10/07/04; Cost
  $1,095,086)(a)(c)                               2,488,000      1,278,602
--------------------------------------------------------------------------
Sa Sa International Holdings Ltd.
  (Specialty Stores)(b)                           2,586,000      1,080,520
--------------------------------------------------------------------------

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
CAYMAN ISLANDS-(CONTINUED)

Shanda Interactive Entertainment Ltd.-ADR
  (Leisure Products)(a)(e)                          100,200   $  3,044,978
--------------------------------------------------------------------------
Solomon Systech International Ltd.
  (Semiconductors)                                4,618,000      1,168,814
==========================================================================
                                                                10,570,450
==========================================================================

CHINA-3.71%

China Petroleum and Chemical Corp.
  (Sinopec)-Class H (Integrated Oil & Gas)(b)     4,252,000      1,623,439
--------------------------------------------------------------------------
China Shipping Development Co. Ltd.-Class H
  (Marine)(b)                                     1,418,000      1,187,455
--------------------------------------------------------------------------
PICC Property & Casualty Co. Ltd.-Class H
  (Property & Casualty Insurance)(a)(b)           3,000,000      1,082,856
--------------------------------------------------------------------------
Ping An Insurance Co. of China Ltd.-Class H
  (Life & Health Insurance)(a)                    1,132,000      1,781,589
--------------------------------------------------------------------------
Tong Ren Tang Technologies Co. Ltd.-Class H
  (Pharmaceuticals)                                 421,000        924,918
--------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H (Textiles)
  (Acquired 09/19/03-08/31/04; Cost
  $1,751,982)(b)(c)                               1,338,500      1,954,788
==========================================================================
                                                                 8,555,045
==========================================================================

CZECH REPUBLIC-0.54%

Komercni Banka A.S.-GDR (Diversified Banks)          29,700      1,247,400
==========================================================================

EGYPT-1.40%

Orascom Construction Industries (Construction
  & Engineering)                                    278,212      3,221,990
==========================================================================

GREECE-0.26%

Coca-Cola Hellenic Bottling Co. S.A. (Soft
  Drinks)(b)                                         26,675        596,463
==========================================================================

HONG KONG-0.85%

CNOOC Ltd. (Oil & Gas Exploration &
  Production)(b)                                  3,813,000      1,964,330
==========================================================================

HUNGARY-2.47%

OTP Bank Rt. (Diversified Banks)(b)                 126,400      3,211,343
--------------------------------------------------------------------------
OTP Bank Rt.-GDR REGS (Diversified Banks)
  (Acquired 01/14/03-04/15/03; Cost
  $1,017,884)(c)(e)                                  49,100      2,479,550
--------------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings) (Acquired
  11/22/90; Cost $2,989,406)(a)(c)(f)(g)              1,400              0
==========================================================================
                                                                 5,690,893
==========================================================================

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------

INDIA-6.81%

HDFC Bank Ltd.-ADR (Diversified Banks)(e)           101,061   $  3,554,315
--------------------------------------------------------------------------
Infosys Technologies Ltd.-ADR (IT Consulting
  & Services)(e)                                     94,800      6,304,200
--------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.-GDR
  (Pharmaceuticals) (Acquired 10/22/03; Cost
  $1,258,200)(c)(f)(g)                               54,000      1,309,500
--------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.-GDR
  (Pharmaceuticals)                                  48,000      1,164,000
--------------------------------------------------------------------------
Tata Motors Ltd.-ADR (Automobile
  Manufacturers)(a)(e)                              232,000      2,134,400
--------------------------------------------------------------------------
Tata Motors Ltd.-GDR (Automobile
  Manufacturers) (Acquired 10/22/03-01/27/04;
  Cost $1,246,879)(c)(f)(g)                         134,000      1,232,800
==========================================================================
                                                                15,699,215
==========================================================================

INDONESIA-1.53%

PT Astra Agro Lestari TBK (Agricultural
  Products)(b)                                    4,710,500      1,515,922
--------------------------------------------------------------------------
PT Telekomunikasi Indonesia (Integrated
  Telecommunication Services)(b)                  4,199,000      2,011,985
==========================================================================
                                                                 3,527,907
==========================================================================

ISRAEL-0.69%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                  61,500      1,599,000
==========================================================================

LUXEMBOURG-1.26%

Millicom International Cellular S.A.
  (Wireless Telecommunication Services)(a)           62,200      1,235,914
--------------------------------------------------------------------------
Tenaris S.A. (Oil & Gas Equipment & Services)             5             22
--------------------------------------------------------------------------
Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                          37,068      1,659,534
==========================================================================
                                                                 2,895,470
==========================================================================

MALAYSIA-3.26%

Genting Berhad (Casinos & Gaming)(b)                334,000      1,485,835
--------------------------------------------------------------------------
IOI Corp. Berhad (Agricultural Products)(b)         666,000      1,666,618
--------------------------------------------------------------------------
Maxis Communications Berhad (Wireless
  Telecommunications Services)(b)                 1,378,100      3,116,558
--------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)(b)           684,000      1,251,311
==========================================================================
                                                                 7,520,322
==========================================================================

MEXICO-8.84%

Alfa, S.A.-Class A (Industrial Conglomerates)       774,000      3,008,398
--------------------------------------------------------------------------
America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)             122,700      5,398,800
--------------------------------------------------------------------------
Consorcio ARA, S.A. de C.V. (Homebuilding)(a)       508,900      1,358,360
--------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B
  (Homebuilding)(a)                                 877,900      1,377,068
--------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Diversified Banks)                               472,700      2,220,326
--------------------------------------------------------------------------

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
MEXICO-(CONTINUED)

Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                                42,228   $  2,322,540
--------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
  (Homebuilding)(a)                                 313,700      1,169,001
--------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                  1,077,100      3,519,081
==========================================================================
                                                                20,373,574
==========================================================================

NETHERLANDS-0.44%

Efes Breweries International-GDR REGS
  (Brewers) (Acquired 10/15/04; Cost
  $857,925)(a)(c)(f)(g)                              36,900      1,023,975
==========================================================================

PHILIPPINES-2.65%

Philippine Long Distance Telephone Co.
  (Integrated Telecommunication
  Services)(a)(b)                                   196,500      4,896,436
--------------------------------------------------------------------------
SM Prime Holdings (Real Estate Management &
  Development)                                    9,095,000      1,212,020
==========================================================================
                                                                 6,108,456
==========================================================================

RUSSIA-7.71%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(a)(e)                                    39,200      4,468,800
--------------------------------------------------------------------------
LUKOIL-ADR (Integrated Oil & Gas)(h)                 57,158      7,112,742
--------------------------------------------------------------------------
Mobile Telesystems-ADR (Wireless
  Telecommunication Services)                        42,700      6,196,624
==========================================================================
                                                                17,778,166
==========================================================================

SOUTH AFRICA-11.63%

Barloworld Ltd. (Industrial Conglomerates)          121,900      1,710,649
--------------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)                      658,400      3,294,025
--------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
  Metals & Minerals)(b)                              14,101      1,138,999
--------------------------------------------------------------------------
JD Group Ltd. (Home Improvement Retail)             210,000      1,963,502
--------------------------------------------------------------------------
Massmart Holdings Ltd. (Hypermarkets & Super
  Centers)(a)                                       559,800      3,930,193
--------------------------------------------------------------------------
Naspers Ltd.-Class N (Broadcasting & Cable
  TV)                                               447,000      4,120,796
--------------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified Banks)        722,586      6,376,892
--------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services) (Acquired
  11/25/03-06/18/04; Cost $3,233,413)(c)            299,700      4,262,291
==========================================================================
                                                                26,797,347
==========================================================================

SOUTH KOREA-15.56%

Cheil Communications Inc. (Advertising)(b)           15,100      1,999,279
--------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)(b)                 63,000      3,506,676
--------------------------------------------------------------------------
Hana Bank (Diversified Banks)(b)                    334,200      8,356,679
--------------------------------------------------------------------------
Hankook Tire Co. Ltd. (Tires & Rubber)(b)           174,700      1,620,185
--------------------------------------------------------------------------

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------

SOUTH KOREA-(CONTINUED)

Hyundai Department Store Co., Ltd.
  (Department Stores)(b)                             88,700   $  2,580,181
--------------------------------------------------------------------------
Hyundai Motor Co. (Automobile
  Manufacturers)(b)                                  19,600        953,251
--------------------------------------------------------------------------
POSCO-ADR (Steel)                                    94,200      3,522,138
--------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 11/03/00-08/29/01; Cost
  $2,632,053)(b)(c)(f)                               32,023      6,296,936
--------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-Pfd.
  (Electronic Equipment Manufacturers)(b)            11,300      3,032,823
--------------------------------------------------------------------------
Shinhan Financial Group Co., Ltd.
  (Diversified Banks)(b)                             78,800      1,557,674
--------------------------------------------------------------------------
Shinsegae Co., Ltd. (Hypermarkets & Super
  Centers)(b)                                         8,700      2,449,497
==========================================================================
                                                                35,875,319
==========================================================================

TAIWAN-7.36%

Asia Optical Co., Inc. (Photographic
  Products)(b)                                      469,463      2,226,053
--------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer
  Storage & Peripherals)(b)                         757,400      2,322,796
--------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.
  (Diversified Banks)(b)                          2,658,540      3,035,818
--------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment Manufacturers)(b)           310,959      1,143,450
--------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 08/14/02-03/10/03; Cost
  $1,083,796)(b)(c)(e)(f)                           205,994      1,569,851
--------------------------------------------------------------------------
Ichia Technologies, Inc. (Computer Storage &
  Peripherals)(b)                                   929,061      1,416,538
--------------------------------------------------------------------------
Merry Electronics Co., Ltd. (Consumer
  Electronics)(b)                                 1,015,581      2,297,176
--------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.
  (Semiconductors)(b)                                74,801        182,093
--------------------------------------------------------------------------
President Chain Store Corp. (Food Retail)(b)        683,086      1,020,687
--------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-Equity Participation Ctfs., expiring
  01/14/05 (ABN AMRO) (Semiconductors)
  (Acquired 01/02/03-06/14/04; Cost
  $1,332,392)(c)                                  1,330,489      1,744,005
==========================================================================
                                                                16,958,467
==========================================================================

THAILAND-2.53%

Bangkok Bank PCL-NVDR (Diversified
  Banks)(a)(g)                                      481,000      1,096,389
--------------------------------------------------------------------------
Kasikornbank PCL (Diversified Banks)(a)(b)        1,527,000      1,750,528
--------------------------------------------------------------------------


                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
THAILAND-(CONTINUED)

Siam Cement PCL (The) (Construction
  Materials)(b)                                     230,000   $  1,437,621
--------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified
  Banks)(b)                                       1,480,600      1,554,343
==========================================================================
                                                                 5,838,881
==========================================================================

TURKEY-1.79%

Haci Omer Sabanci Holding A.S. (Multi-Sector
  Holdings)                                     413,100,000      1,496,334
--------------------------------------------------------------------------
Koc Holding A.S. (Industrial Conglomerates)     434,400,000      2,632,282
==========================================================================
                                                                 4,128,616
==========================================================================

UNITED KINGDOM-2.09%

Anglo American PLC (Diversified Metals &
  Mining)(b)                                        219,200      4,813,387
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $139,107,681)                            222,808,555
==========================================================================

                                                PRINCIPAL
                                                  AMOUNT
BONDS-0.00%

BRAZIL-0.00%

Companhia Vale do Rio Doce (Diversified
  Metals & Mining), Sub. Deb., 0.00%,
  (Acquired 01/22/99; Cost
  $0)(c)(f)(g)(i)(j)(k) BRL                             276              0
==========================================================================

                                                  SHARES
MONEY MARKET FUNDS-1.02%

Liquid Assets Portfolio-Institutional
  Class(l)                                        1,179,829      1,179,829
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(l)       1,179,829      1,179,829
==========================================================================
    Total Money Market Funds (Cost
      $2,359,658)                                                2,359,658
==========================================================================
TOTAL INVESTMENTS-97.68% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $141,467,339)                  225,168,213
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-5.64%

Liquid Assets Portfolio-Institutional
  Class(l)(m)                                     6,498,615      6,498,615
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(l)(m)                                     6,498,615      6,498,615
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $12,997,230)                                        12,997,230
==========================================================================
TOTAL INVESTMENTS-103.32% (Cost $154,464,569)                  238,165,443
==========================================================================
OTHER ASSETS LESS LIABILITIES-(3.32%)                           (7,649,490)
==========================================================================
NET ASSETS-100.00%                                            $230,515,953
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
BRL    - Brazilian Real
Ctfs.  - Certificates
Deb.   - Debentures
GDR    - Global Depositary Receipt
NVDR   - Non-Voting Depositary Receipt
Pfd.   - Preferred
REGS   - Regulation S
Sub.   - Subordinated
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at October 31, 2004 was $89,366,664, which represented 37.52% of the Fund's Total Investments. See
    Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at October 31, 2004 was $24,312,602, which represented 10.55% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Non-income producing security acquired through a corporate action.
(e) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at October 31, 2004 was $11,433,062, which represented 4.96% of the Fund's net assets.
(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at October 31, 2004 was $4,662,664, which represented 1.96% of the Fund's Total Investments. See Note 1A.
(h) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at October 31, 2004 was $7,112,742, which represented 2.99% of the Fund's Total Investments. See Note 1A.
(i) Foreign denominated security. Par value is denominated in currency indicated.
(j) Zero coupon bond issued at a discount and acquired through a corporate action.
(k) Perpetual bond with no specified maturity date.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(m) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $139,107,681)*                               $222,808,555
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $15,356,888)                             15,356,888
===========================================================
     Total investments (cost $154,464,569)      238,165,443
===========================================================
Foreign currencies, at value (cost
  $4,872,861)                                     4,962,157
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,809,548
-----------------------------------------------------------
  Fund shares sold                                  198,309
-----------------------------------------------------------
  Dividends                                         559,493
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               14,134
-----------------------------------------------------------
Other assets                                         24,605
===========================================================
     Total assets                               245,733,689
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             978,217
-----------------------------------------------------------
  Fund shares reacquired                            405,844
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                18,721
-----------------------------------------------------------
  Collateral upon return of securities loaned    12,997,230
-----------------------------------------------------------
Accrued distribution fees                           153,555
-----------------------------------------------------------
Accrued trustees' fees                                  950
-----------------------------------------------------------
Accrued transfer agent fees                          98,473
-----------------------------------------------------------
Accrued operating expenses                          564,746
===========================================================
     Total liabilities                           15,217,736
===========================================================
Net assets applicable to shares outstanding    $230,515,953
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $385,694,171
-----------------------------------------------------------
Undistributed net investment income                 (15,136)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                   (238,936,715)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              83,773,633
===========================================================
                                               $230,515,953
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $197,847,726
___________________________________________________________
===========================================================
Class B                                        $ 26,446,697
___________________________________________________________
===========================================================
Class C                                        $  6,221,530
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          15,568,200
___________________________________________________________
===========================================================
Class B                                           2,119,959
___________________________________________________________
===========================================================
Class C                                             499,144
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.71
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.71 divided by
       95.25%)                                 $      13.34
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      12.48
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      12.46
___________________________________________________________
===========================================================

* At October 31, 2004, securities with an aggregate market value of $12,421,446 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $652,851)        $ 4,977,762
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $73,121)*                            119,062
-------------------------------------------------------------------------
Interest                                                            9,670
=========================================================================
    Total investment income                                     5,106,494
=========================================================================

EXPENSES:

Advisory fees                                                   2,305,531
-------------------------------------------------------------------------
Administrative services fees                                       74,387
-------------------------------------------------------------------------
Custodian fees                                                    364,353
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         976,226
-------------------------------------------------------------------------
  Class B                                                         291,650
-------------------------------------------------------------------------
  Class C                                                          57,331
-------------------------------------------------------------------------
Transfer agent fees                                             1,030,697
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             16,291
-------------------------------------------------------------------------
Other                                                             313,051
=========================================================================
    Total expenses                                              5,429,517
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (519,317)
=========================================================================
    Net expenses                                                4,910,200
=========================================================================
Net investment income                                             196,294
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (net of tax on sale of foreign
    investment of $384,223 -- Note 1G)                         24,335,455
-------------------------------------------------------------------------
  Foreign currencies                                             (456,059)
=========================================================================
                                                               23,879,396
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of change in estimated tax on
    foreign investment held of $(111,468) -- Note 1G)          17,885,672
-------------------------------------------------------------------------
  Foreign currencies                                               86,913
=========================================================================
                                                               17,972,585
=========================================================================
Net gain from investment securities and foreign currencies     41,851,981
=========================================================================
Net increase in net assets resulting from operations          $42,048,275
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    196,294    $    631,951
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  23,879,396       5,656,632
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           17,972,585      73,571,951
==========================================================================================
    Net increase in net assets resulting from operations        42,048,275      79,860,534
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (387,540)             --
==========================================================================================
Share transactions-net:
  Class A                                                      (47,208,187)     18,123,053
------------------------------------------------------------------------------------------
  Class B                                                       (8,761,469)    (12,324,655)
------------------------------------------------------------------------------------------
  Class C                                                        1,131,796         200,503
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (54,837,860)      5,998,901
==========================================================================================
    Net increase (decrease) in net assets                      (13,177,125)     85,859,435
==========================================================================================

NET ASSETS:

  Beginning of year                                            243,693,078     157,833,643
==========================================================================================
  End of year (including undistributed net investment income
    of $(15,136) and $375,049, respectively)                  $230,515,953    $243,693,078
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of income. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets in excess of $1.5 billion. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes;
(iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $480,137.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $35,206 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $74,387 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the year ended October 31, 2004, the Fund paid AISI $1,030,697. AISI may make payments to intermediaries to provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Rule 12b-1 Plan fees on Class A shares issued as a result of conversion of shares from G.T. Developing Markets Fund, Inc. on October 31, 1997 and in connection with the AIM Eastern Europe Fund reorganization on September 10, 1999 are limited to 0.25% of the average net assets of the Fund's Class A shares issued in connection with such transactions. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B and Class C shares paid $976,226, $291,650 and $57,331 respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $27,772 in front-end sales commissions from the sale of Class A shares and $119,828, $2,725, and $4,183 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemption by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $2,260,107       $41,634,626       $(42,714,904)         $   --         $1,179,829       $23,221       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            2,260,107        41,634,626        (42,714,904)             --          1,179,829        22,720           --
==================================================================================================================================
  Subtotal        $4,520,214       $83,269,252       $(85,429,808)         $   --         $2,359,658       $45,941       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 6,672,818      $ 45,523,886      $ (45,698,089)        $   --         $ 6,498,615     $ 36,911       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class             6,672,817        45,523,887        (45,698,089)            --           6,498,615       36,210           --
==================================================================================================================================
    Subtotal      $13,345,635      $ 91,047,773      $ (91,396,178)        $   --         $12,997,230     $ 73,121       $   --
==================================================================================================================================
    Total         $17,865,849      $174,317,025      $(176,825,986)        $   --         $15,356,888     $119,062       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $0 and $83,840, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $3,974 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $3,974.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $5,070 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $12,421,446 were on loan to brokers. The loans were secured by cash collateral of $12,997,230 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $73,121 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                2004      2003
-------------------------------------------------------------------------------
Distributions paid from ordinary income                       $387,540    $  --
_______________________________________________________________________________
===============================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
---------------------------------------------------------------------------
Unrealized appreciation -- investments                        $  83,217,174
---------------------------------------------------------------------------
Temporary book/tax differences                                      (15,136)
---------------------------------------------------------------------------
Capital loss carryforward                                      (238,380,256)
---------------------------------------------------------------------------
Shares of beneficial interest                                   385,694,171
===========================================================================
Total net assets                                              $ 230,515,953
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses the tax deferral of on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $72,759.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $200,504,228 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund utilized $24,445,479 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2005                                                $ 70,744,735
-----------------------------------------------------------------------------
October 31, 2006                                                  76,692,697
-----------------------------------------------------------------------------
October 31, 2007                                                   9,273,499
-----------------------------------------------------------------------------
October 31, 2008                                                  15,085,807
-----------------------------------------------------------------------------
October 31, 2009                                                  59,191,538
-----------------------------------------------------------------------------
October 31, 2010                                                   7,382,000
-----------------------------------------------------------------------------
October 31, 2012                                                       9,980
=============================================================================
Total capital loss carryforward                                 $238,380,256
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $111,099,377 and $161,728,801, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $86,623,654
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (3,479,239)
===============================================================================
Net unrealized appreciation of investment securities              $83,144,415
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $155,021,028.


NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, net operating losses and foreign capital gain tax, on October 31, 2004, undistributed net investment income was decreased by $198,939, undistributed net realized gain (loss) was increased by $840,282 and shares of beneficial interest decreased by $641,343. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(a)
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                         2004                           2003
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,161,632    $ 37,179,879     21,378,062    $ 175,888,823
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        642,088       7,399,135        687,629        5,832,379
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        934,253      10,692,654      3,620,023       28,027,976
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         29,076         314,212             --               --
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        587,037       6,828,510      1,240,782        9,667,175
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (596,411)     (6,828,510)    (1,256,198)      (9,667,175)
========================================================================================================================
Reacquired:(b)
  Class A                                                     (8,100,696)    (91,530,788)   (20,514,740)    (167,432,945)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (832,457)     (9,332,094)    (1,090,836)      (8,489,859)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (856,693)     (9,560,858)    (3,569,799)     (27,827,473)
========================================================================================================================
                                                              (5,032,171)   $(54,837,860)       494,923    $   5,998,901
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) Amount is net of redemption fees of $33,118, $4,843 and $957 for Class A, Class B and Class C shares for 2004.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                             --------------------------------------------------------------------
                                                               2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  10.52       $   6.96       $   6.32       $   8.89       $   9.86
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.02(a)        0.04(a)       (0.01)(a)       0.15(a)        0.01(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.19           3.52           0.74          (2.67)         (0.95)
=================================================================================================================================
    Total from investment operations                             2.21           3.56           0.73          (2.52)         (0.94)
=================================================================================================================================
Less distributions from net investment income                   (0.02)            --          (0.09)         (0.05)         (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest           0.00             --             --             --           0.01
=================================================================================================================================
Net asset value, end of period                               $  12.71       $  10.52       $   6.96       $   6.32       $   8.89
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 21.05%         51.15%         11.37%        (28.51)%        (9.52)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $197,848       $209,221       $123,812       $110,756       $136,160
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.00%(c)       2.00%          1.84%          1.76%          1.87%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.22%(c)       2.33%          2.35%          2.26%          1.95%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      0.16%(c)       0.44%         (0.07)%         1.95%          0.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            49%           100%           109%           144%           192%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $201,566,562.


                                                                                          CLASS B
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------------
                                                               2004          2003          2002           2001          2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.36       $  6.89       $  6.25       $   8.79       $  9.79
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.04)(a)     (0.01)(a)     (0.05)(a)       0.11(a)      (0.06)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.16          3.48          0.73          (2.65)        (0.94)
==============================================================================================================================
    Total from investment operations                             2.12          3.47          0.68          (2.54)        (1.00)
==============================================================================================================================
Less distributions from net investment income                      --            --         (0.04)            --            --
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest           0.00            --            --             --            --
==============================================================================================================================
Net asset value, end of period                                $ 12.48       $ 10.36       $  6.89       $   6.25       $  8.79
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                 20.46%        50.36%        10.85%        (28.90)%      (10.21)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $26,447       $30,111       $31,465       $ 51,040       $79,754
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.52%(c)      2.53%         2.38%          2.35%         2.47%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.74%(c)      2.86%         2.89%          2.85%         2.55%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.36)%(c)    (0.08)%       (0.61)%         1.36%        (0.56)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                            49%          100%          109%           144%          192%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $29,165,039.


                                                                                        CLASS C
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                               2004         2003         2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.34       $ 6.88       $ 6.25        $ 8.79        $ 9.79
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.04)(a)    (0.01)(a)    (0.05)(a)      0.10(a)      (0.06)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 2.16         3.47         0.72         (2.64)        (0.94)
==========================================================================================================================
    Total from investment operations                            2.12         3.46         0.67         (2.54)        (1.00)
==========================================================================================================================
Less distributions from net investment income                     --           --        (0.04)           --            --
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest          0.00           --           --            --            --
==========================================================================================================================
Net asset value, end of period                                $12.46       $10.34       $ 6.88        $ 6.25        $ 8.79
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                20.50%       50.29%       10.69%       (28.90)%      (10.21)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,222       $4,361       $2,557        $1,682        $1,618
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                2.52%(c)     2.53%        2.38%         2.35%         2.47%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             2.74%(c)     2.86%        2.89%         2.85%         2.55%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets    (0.36)%(c)   (0.08)%      (0.61)%        1.36%        (0.56)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                           49%         100%         109%          144%          192%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $5,733,151.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Global Healthcare Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Healthcare Fund (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

December 20, 2004
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-47.00%

BIOTECHNOLOGY-6.81%

Amgen Inc.(a)                                     740,000   $  42,032,000
-------------------------------------------------------------------------
Genzyme Corp.(a)(b)                               165,100       8,662,797
-------------------------------------------------------------------------
Protein Design Labs, Inc.(a)(b)                    60,000       1,149,000
=========================================================================
                                                               51,843,797
=========================================================================

HEALTH CARE DISTRIBUTORS-0.09%

Henry Schein, Inc.(a)                              11,300         714,499
=========================================================================

HEALTH CARE EQUIPMENT-8.87%

ATS Medical, Inc.(a)(c)                         1,500,000       5,160,000
-------------------------------------------------------------------------
Bard (C.R.), Inc.                                 150,000       8,520,000
-------------------------------------------------------------------------
Beckman Coulter, Inc.                              40,000       2,380,000
-------------------------------------------------------------------------
Becton, Dickinson & Co.(b)                        650,000      34,125,000
-------------------------------------------------------------------------
Fisher Scientific International Inc.(a)            19,600       1,124,256
-------------------------------------------------------------------------
Foxhollow Technologies, Inc.(a)                    96,350       1,982,883
-------------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                        80,600       4,017,104
-------------------------------------------------------------------------
IntraLase Corp.(a)                                117,500       2,259,525
-------------------------------------------------------------------------
SonoSite, Inc.(a)                                 260,000       7,510,100
-------------------------------------------------------------------------
Vnus Medical Technologies(a)(b)                    32,100         482,463
=========================================================================
                                                               67,561,331
=========================================================================

HEALTH CARE FACILITIES-2.98%

Community Health Systems Inc.(a)                  600,000      16,092,000
-------------------------------------------------------------------------
HCA, Inc.                                         180,000       6,611,400
=========================================================================
                                                               22,703,400
=========================================================================

HEALTH CARE SERVICES-2.71%

Caremark Rx, Inc.(a)                              129,500       3,881,115
-------------------------------------------------------------------------
DaVita, Inc.(a)                                   142,000       4,206,040
-------------------------------------------------------------------------
HMS Holdings Corp.(a)(c)                        1,750,000      12,547,500
=========================================================================
                                                               20,634,655
=========================================================================

HEALTH CARE SUPPLIES-1.51%

Edwards Lifesciences Corp.(a)(b)                  100,000       3,418,000
-------------------------------------------------------------------------
Sola International Inc.(a)                        422,500       8,103,550
=========================================================================
                                                               11,521,550
=========================================================================

MANAGED HEALTH CARE-3.84%

Aetna Inc.                                        120,000      11,400,000
-------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)                500,000      17,810,000
=========================================================================
                                                               29,210,000
=========================================================================

PHARMACEUTICALS-20.19%

Bristol-Myers Squibb Co.(b)                       430,000      10,074,900
-------------------------------------------------------------------------
Forest Laboratories, Inc.(a)(b)                   830,000      37,018,000
-------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Impax Laboratories, Inc.(a)                       280,000   $   4,132,800
-------------------------------------------------------------------------
Johnson & Johnson                                 140,000       8,173,200
-------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A              157,300       6,397,391
-------------------------------------------------------------------------
Pfizer Inc.                                     1,850,000      53,557,500
-------------------------------------------------------------------------
Theravance, Inc.(a)                                67,200       1,140,384
-------------------------------------------------------------------------
Wyeth(b)                                          839,000      33,266,350
=========================================================================
                                                              153,760,525
=========================================================================
    Total Domestic Common Stocks (Cost
      $290,915,919)                                           357,949,757
=========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-39.64%

CANADA-0.76%

QLT Inc. (Biotechnology)(a)                       348,814       5,807,753
=========================================================================

DENMARK-0.13%

Novo Nordisk A.S.-Class B
  (Pharmaceuticals)(b)(d)                          20,000       1,000,271
=========================================================================

FRANCE-8.58%

Sanofi-Aventis (Pharmaceuticals)(b)(d)            890,800      65,354,299
=========================================================================

GERMANY-0.26%

Altana A.G. (Pharmaceuticals)(d)                   20,000       1,014,722
-------------------------------------------------------------------------
Bayer A.G. (Diversified Chemicals)(d)              20,000         570,221
-------------------------------------------------------------------------
Schwarz Pharma A.G. (Pharmaceuticals)(d)           10,000         378,937
=========================================================================
                                                                1,963,880
=========================================================================

INDIA-0.04%

Wockhardt Ltd. (Pharmaceuticals)(d)                45,000         327,127
=========================================================================

ISRAEL-0.70%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               204,700       5,322,200
=========================================================================

JAPAN-23.15%

Eisai Co., Ltd. (Pharmaceuticals)(d)            1,250,000      36,062,240
-------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(b)(d)                       1,960,000      51,319,699
-------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(b)(d)(e)                    1,175,000      17,969,120
-------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(b)                             50,000         907,115
-------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(d)                            650,000      31,439,710
-------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(b)(d)                       1,050,000      38,616,514
=========================================================================
                                                              176,314,398
=========================================================================

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

NETHERLANDS-0.18%

Akzo Nobel N.V. (Diversified Chemicals)(b)(d)      35,000   $   1,324,773
=========================================================================

SWITZERLAND-1.39%

Novartis A.G. (Pharmaceuticals)(d)                 20,000         961,505
-------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)(b)            200,000       9,602,000
=========================================================================
                                                               10,563,505
=========================================================================

UNITED KINGDOM-4.45%

GlaxoSmithKline PLC-ADR (Pharmaceuticals)(b)      800,000      33,920,000
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $244,034,192)                           301,898,206
=========================================================================

MONEY MARKET FUNDS-14.62%

Liquid Assets Portfolio-Institutional
  Class(f)                                     55,677,436      55,677,436
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)    55,677,436      55,677,436
=========================================================================
    Total Money Market Funds (Cost
      $111,354,872)                                           111,354,872
=========================================================================
TOTAL INVESTMENTS-101.26% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $646,304,983)                 771,202,835
=========================================================================


                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-15.33%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  58,403,007   $  58,403,007
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                  58,403,007      58,403,007
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $116,806,014)                                     116,806,014
=========================================================================
TOTAL INVESTMENTS-116.59% (Cost $763,110,997)                 888,008,849
=========================================================================
OTHER ASSETS LESS LIABILITIES-(16.59%)                       (126,358,232)
=========================================================================
NET ASSETS-100.00%                                          $ 761,650,617
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of October 31, 2004 was $17,707,500 which represented 2.32% of the Fund's net assets. See Note 3.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at October 31, 2004 was $246,339,138, which represented 27.74% of the Fund's Total Investments. See
    Note 1A.
(e) Security considered to be illiquid. The market value of this security considered illiquid at October 31, 2004 represented 2.36% of the Fund's net assets.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments at market value (cost
  $526,902,626)*                               $642,140,463
-----------------------------------------------------------
Investments in affiliates (cost $236,208,371)   245,868,386
===========================================================
    Total investments (cost $763,110,997)       888,008,849
===========================================================
Foreign currencies, at value (cost $134,863)        135,667
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,797,494
-----------------------------------------------------------
  Fund shares sold                                  318,223
-----------------------------------------------------------
  Dividends                                       1,140,421
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               26,522
-----------------------------------------------------------
Other assets                                         24,107
===========================================================
    Total assets                                891,451,283
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          10,622,353
-----------------------------------------------------------
  Fund shares reacquired                          1,505,630
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 44,987
-----------------------------------------------------------
  Collateral upon return of securities loaned   116,806,014
-----------------------------------------------------------
Accrued distribution fees                           402,909
-----------------------------------------------------------
Accrued trustees' fees                                1,546
-----------------------------------------------------------
Accrued transfer agent fees                         297,684
-----------------------------------------------------------
Accrued operating expenses                          119,543
===========================================================
    Total liabilities                           129,800,666
===========================================================
Net assets applicable to shares outstanding    $761,650,617
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $639,632,105
-----------------------------------------------------------
Undistributed net investment income (loss)          (32,833)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                           (2,886,893)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             124,938,238
===========================================================
                                               $761,650,617
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $550,319,461
___________________________________________________________
===========================================================
Class B                                        $168,468,240
___________________________________________________________
===========================================================
Class C                                        $ 42,862,916
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          20,861,275
___________________________________________________________
===========================================================
Class B                                           6,996,792
___________________________________________________________
===========================================================
Class C                                           1,778,970
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      26.38
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.38 divided by
      95.25%)                                  $      27.70
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      24.08
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      24.09
___________________________________________________________
===========================================================

* At October 31, 2004, securities with an aggregate market value of $113,934,954 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $437,521)        $ 9,293,587
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $165,924)*                           802,009
=========================================================================
    Total investment income                                    10,095,596
=========================================================================

EXPENSES:

Advisory fees                                                   7,724,785
-------------------------------------------------------------------------
Administrative services fees                                      203,995
-------------------------------------------------------------------------
Custodian fees                                                    222,907
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                       2,851,536
-------------------------------------------------------------------------
  Class B                                                       1,843,216
-------------------------------------------------------------------------
  Class C                                                         453,485
-------------------------------------------------------------------------
Transfer agent fees                                             2,521,948
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             26,832
-------------------------------------------------------------------------
Other                                                             550,074
=========================================================================
    Total expenses                                             16,398,778
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (105,976)
=========================================================================
    Net expenses                                               16,292,802
=========================================================================
Net investment income (loss)                                   (6,197,206)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         4,638,281
-------------------------------------------------------------------------
  Foreign currencies                                              498,807
-------------------------------------------------------------------------
  Option contracts written                                     (2,910,195)
=========================================================================
                                                                2,226,893
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        74,275,774
-------------------------------------------------------------------------
  Foreign currencies                                              143,763
=========================================================================
                                                               74,419,537
=========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             76,646,430
=========================================================================
Net increase in net assets resulting from operations          $70,449,224
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (6,197,206)   $ (5,121,252)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              2,226,893      22,726,315
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           74,419,537      33,367,108
==========================================================================================
    Net increase in net assets resulting from operations        70,449,224      50,972,171
==========================================================================================
Share transactions-net:
  Class A                                                      (36,913,672)    (34,088,071)
------------------------------------------------------------------------------------------
  Class B                                                      (27,292,117)    (18,872,586)
------------------------------------------------------------------------------------------
  Class C                                                       (4,466,634)     (5,906,404)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (68,672,423)    (58,867,061)
==========================================================================================
    Net increase (decrease) in net assets                        1,776,801      (7,894,890)
==========================================================================================

NET ASSETS:

  Beginning of year                                            759,873,816     767,768,706
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(32,833) and $(21,786), respectively)          $761,650,617    $759,873,816
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets in excess of $1.5 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $14,503.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $79,111 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $203,995 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the year ended October 31, 2004, the Fund paid AISI $2,521,948. AISI may make payments to intermediaries to provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B and Class C shares paid $2,851,536, $1,843,216 and $453,485, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $126,743 in front-end sales commissions from the sale of Class A shares and $3,768, $18,675 and $3,995 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $25,532,691     $203,653,595    $(173,508,850)       $   --        $55,677,436     $319,945      $   --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           25,532,691      203,653,595     (173,508,850)           --         55,677,436     316,140           --
===========================================================================================================================
  Subtotal       $51,065,382     $407,307,190    $(347,017,700)       $   --        $111,354,872    $636,085      $   --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $54,777,891     $343,897,679    $(340,272,563)       $   --        $58,403,007     $83,426       $   --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           54,777,890      343,897,680     (340,272,563)           --         58,403,007      82,498           --
===========================================================================================================================
  Subtotal       $109,555,781    $687,795,359    $(680,545,126)       $   --        $116,806,014    $165,924      $   --
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended October 31, 2004.

                                                                        UNREALIZED
                 MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
                   10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
ATS Medical,
  Inc.           $ 6,214,600     $           --    $      (694,484)     $ (360,116)     $ 5,160,000     $    --      $494,098
-------------------------------------------------------------------------------------------------------------------------------
HMS Holdings
  Corp.            5,127,500                 --                 --       7,420,000       12,547,500          --            --
===============================================================================================================================
  Subtotal       $11,342,100                 --    $      (694,484)     $7,059,884      $17,707,500          --      $494,098
===============================================================================================================================
  Total          $171,963,263    $1,095,102,549    $(1,028,257,310)     $7,059,884      $245,868,386    $802,009     $494,098
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $2,182,128 and $25,572,157, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $12,362 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $12,362.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $7,052 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $113,934,954 were on loan to brokers. The loans were secured by cash collateral of $116,806,014 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $165,924 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                            TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
--------------------------------------------------------------------------------------
Beginning of year                                                   --     $        --
--------------------------------------------------------------------------------------
Written                                                         22,350       3,555,808
--------------------------------------------------------------------------------------
Closed                                                         (15,000)     (2,394,911)
--------------------------------------------------------------------------------------
Exercised                                                       (6,243)     (1,117,763)
--------------------------------------------------------------------------------------
Expired                                                         (1,107)        (43,134)
======================================================================================
End of year                                                         --     $        --
______________________________________________________________________________________
======================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
--------------------------------------------------------------------------
Unrealized appreciation -- investments                        $122,053,899
--------------------------------------------------------------------------
Temporary book/tax differences                                     (35,387)
--------------------------------------------------------------------------
Shares of beneficial interest                                  639,632,105
==========================================================================
Total net assets                                              $761,650,617
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on certain straddles and the treatment of certain foreign tax expenses. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $40,386.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund utilized $1,373,462 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund did not have a capital loss carryforward as of October 31, 2004.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $469,598,552 and $567,076,978, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $122,592,053
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (578,540)
==============================================================================
Net unrealized appreciation of investment securities             $122,013,513
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $765,995,336.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2004, undistributed net investment income was increased by $6,186,159, undistributed net realized gain
(loss) was decreased by $2,739,433 and shares of beneficial interest decreased by $3,446,726. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(a)
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                         2004                           2003
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,842,327    $  74,874,308     3,926,329    $  86,888,575
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        887,587       21,358,988     1,509,164       30,779,326
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        351,636        8,481,257       408,103        8,332,961
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        526,423       13,918,611       572,274       12,498,133
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (92,253)     (13,918,611)     (622,092)     (12,498,133)
========================================================================================================================
Reacquired:
  Class A                                                     (4,792,895)    (125,706,591)   (6,006,816)    (133,474,779)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,929,658)     (34,732,494)   (1,845,284)     (37,153,779)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (539,454)     (12,947,891)     (703,065)     (14,239,365)
========================================================================================================================
                                                              (2,746,287)   $ (68,672,423)   (2,761,387)   $ (58,867,061)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                       ----------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                       ----------------------------------------------------------------------
                                                         2004             2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  24.09         $  22.41       $  29.93       $  30.12       $  24.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.17)(a)        (0.13)         (0.29)(a)      (0.39)(a)      (0.22)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            2.46             1.81          (3.17)          3.44           8.62
=============================================================================================================================
    Total from investment operations                       2.29             1.68          (3.46)          3.05           8.40
=============================================================================================================================
Less distributions from net realized gains                   --               --          (4.06)         (3.24)         (2.28)
=============================================================================================================================
Net asset value, end of period                         $  26.38         $  24.09       $  22.41       $  29.93       $  30.12
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                            9.51%            7.50%        (13.76)%        10.85%         38.49%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $550,319         $536,746       $533,216       $588,072       $460,445
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                    1.89%(c)(d)      1.94%          1.86%          1.75%          1.73%
=============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.63)%(c)       (0.56)%        (1.10)%        (1.28)%        (0.85)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                      64%              99%           153%           207%           242%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $570,307,244.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.91%.

                                                                                     CLASS B
                                                       -------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------------
                                                         2004             2003        2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  22.09         $  20.66    $  28.03       $  28.53       $  22.96
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.27)(a)        (0.23)      (0.38)(a)      (0.51)(a)      (0.34)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            2.26             1.66       (2.93)          3.25           8.19
==========================================================================================================================
    Total from investment operations                       1.99             1.43       (3.31)          2.74           7.85
==========================================================================================================================
Less distributions from net realized gains                   --               --       (4.06)         (3.24)         (2.28)
==========================================================================================================================
Net asset value, end of period                         $  24.08         $  22.09    $  20.66       $  28.03       $  28.53
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                            9.01%            6.92%     (14.21)%        10.32%         37.78%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $168,468         $179,646    $187,793       $219,036       $144,861
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                    2.39%(c)(d)      2.44%       2.36%          2.25%          2.23%
==========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.13)%(c)       (1.06)%     (1.60)%        (1.78)%        (1.35)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                      64%              99%        153%           207%           242%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $184,321,635.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.

                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                               2004            2003       2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 22.11         $ 20.67    $ 28.03       $ 28.53       $ 22.96
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.27)(a)       (0.23)     (0.38)(a)     (0.51)(a)     (0.34)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.25            1.67      (2.92)         3.25          8.19
============================================================================================================================
    Total from investment operations                             1.98            1.44      (3.30)         2.74          7.85
============================================================================================================================
Less distributions from net realized gains                         --              --      (4.06)        (3.24)        (2.28)
============================================================================================================================
Net asset value, end of period                                $ 24.09         $ 22.11    $ 20.67       $ 28.03       $ 28.53
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                  8.95%           6.97%    (14.18)%       10.32%        37.77%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $42,863         $43,482    $46,759       $36,366       $12,339
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.39%(c)(d)     2.44%      2.36%         2.25%         2.23%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.13)%(c)      (1.06)%    (1.60)%       (1.78)%       (1.35)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            64%             99%       153%          207%          242%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $45,348,453.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

    As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

    In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

    The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

    Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

    None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

    In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

    On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

    As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

    At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Libra Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Libra Fund (the "Fund") at October 31, 2004, the results of its operations for the year then ended and, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 20, 2004
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
COMMON STOCKS-99.31%

AEROSPACE & DEFENSE-1.20%

DRS Technologies, Inc.(a)                       16,500    $   597,630
=====================================================================

APPAREL RETAIL-2.71%

Guess?, Inc.(a)                                 35,700        596,190
---------------------------------------------------------------------
Urban Outfitters, Inc.(a)                       18,300        750,300
=====================================================================
                                                            1,346,490
=====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.23%

Fossil, Inc.(a)                                 20,500        610,080
=====================================================================

APPLICATION SOFTWARE-1.29%

RSA Security Inc.(a)                            31,500        644,490
=====================================================================

BIOTECHNOLOGY-5.95%

Affymetrix, Inc.(a)                             21,000        640,500
---------------------------------------------------------------------
Celgene Corp.(a)                                21,400        633,868
---------------------------------------------------------------------
Gen-Probe Inc.(a)                               15,600        546,624
---------------------------------------------------------------------
Gilead Sciences, Inc.(a)                        16,800        581,784
---------------------------------------------------------------------
United Therapeutics Corp.(a)                    17,900        559,554
=====================================================================
                                                            2,962,330
=====================================================================

CASINOS & GAMING-1.31%

Penn National Gaming, Inc.(a)                   15,700        652,021
=====================================================================

COMMUNICATIONS EQUIPMENT-4.36%

F5 Networks, Inc.(a)                            20,000        799,000
---------------------------------------------------------------------
Tekelec(a)                                      37,200        830,304
---------------------------------------------------------------------
Tellabs, Inc.(a)                                67,700        541,600
=====================================================================
                                                            2,170,904
=====================================================================

COMPUTER & ELECTRONICS RETAIL-1.23%

Electronics Boutique Holdings Corp.(a)          18,000        614,520
=====================================================================

COMPUTER HARDWARE-1.14%

PalmOne, Inc.(a)                                19,600        567,812
=====================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-3.28%

AGCO Corp.(a)                                   25,900        502,978
---------------------------------------------------------------------
CNH Global N.V. (Netherlands)                   31,800        542,190
---------------------------------------------------------------------
Cummins Inc.                                     8,400        588,672
=====================================================================
                                                            1,633,840
=====================================================================

CONSUMER FINANCE-1.17%

AmeriCredit Corp.(a)                            30,100        583,940
=====================================================================

DEPARTMENT STORES-1.24%

J.C. Penney Co., Inc.                           17,900        619,161
=====================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.29%

United Rentals, Inc.(a)                         41,600        642,720
=====================================================================

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------


ELECTRONIC EQUIPMENT MANUFACTURERS-1.15%

Tektronix, Inc.                                 18,900    $   573,237
=====================================================================

EMPLOYMENT SERVICES-2.59%

Resources Connection, Inc.(a)                   15,600        654,888
---------------------------------------------------------------------
Robert Half International Inc.                  23,900        634,067
=====================================================================
                                                            1,288,955
=====================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.08%

Mosaic Co. (The)(a)                             35,700        536,928
=====================================================================

FOREST PRODUCTS-1.20%

Weyerhaeuser Co.                                 9,500        595,080
=====================================================================

HEALTH CARE FACILITIES-1.24%

Kindred Healthcare, Inc.(a)                     25,600        616,960
=====================================================================

HEALTH CARE SUPPLIES-1.28%

Dade Behring Holdings Inc.(a)                   11,300        636,077
=====================================================================

HOMEBUILDING-6.04%

D.R. Horton, Inc.                               19,200        576,000
---------------------------------------------------------------------
KB HOME                                          7,200        592,200
---------------------------------------------------------------------
M.D.C. Holdings, Inc.                            8,400        644,700
---------------------------------------------------------------------
Pulte Homes, Inc.                               10,300        565,264
---------------------------------------------------------------------
Standard Pacific Corp.                          11,200        628,880
=====================================================================
                                                            3,007,044
=====================================================================

HOTELS, RESORTS & CRUISE LINES-1.29%

Starwood Hotels & Resorts Worldwide, Inc.       13,400        639,582
=====================================================================

INDUSTRIAL MACHINERY-1.08%

Reliance Steel & Aluminum Co.                   15,700        538,824
=====================================================================

INTERNET SOFTWARE & SERVICES-3.56%

Ask Jeeves, Inc.(a)                             18,900        487,242
---------------------------------------------------------------------
EarthLink, Inc.(a)                              58,800        607,404
---------------------------------------------------------------------
InfoSpace, Inc.(a)                              12,900        677,250
=====================================================================
                                                            1,771,896
=====================================================================

IT CONSULTING & OTHER SERVICES-4.13%

CACI International Inc.-Class A(a)              11,600        707,252
---------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class
  A(a)                                          21,000        714,000
---------------------------------------------------------------------
Keane, Inc.(a)                                  40,100        633,981
=====================================================================
                                                            2,055,233
=====================================================================

MANAGED HEALTH CARE-2.34%

CIGNA Corp.                                      9,000        571,140
---------------------------------------------------------------------
Humana Inc.(a)                                  31,000        593,650
=====================================================================
                                                            1,164,790
=====================================================================


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

MOVIES & ENTERTAINMENT-1.28%

Pixar(a)                                         7,900    $   635,318
=====================================================================

OIL & GAS DRILLING-1.17%

ENSCO International Inc.                        19,000        580,450
=====================================================================

OIL & GAS EQUIPMENT & SERVICES-7.16%

Cal Dive International, Inc.(a)                 17,000        601,970
---------------------------------------------------------------------
Hydril(a)                                       14,500        637,855
---------------------------------------------------------------------
Maverick Tube Corp.(a)                          20,100        530,037
---------------------------------------------------------------------
Offshore Logistics, Inc.(a)                     18,100        654,496
---------------------------------------------------------------------
Oil States International, Inc.(a)               31,200        572,832
---------------------------------------------------------------------
Veritas DGC Inc.(a)                             26,800        565,480
=====================================================================
                                                            3,562,670
=====================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.24%

Ultra Petroleum Corp. (Canada)(a)               12,700        617,220
=====================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-3.83%

Sunoco, Inc.                                     8,600        639,496
---------------------------------------------------------------------
Tesoro Petroleum Corp.(a)                       21,000        635,880
---------------------------------------------------------------------
Williams Cos., Inc. (The)                       50,600        633,006
=====================================================================
                                                            1,908,382
=====================================================================

PAPER PACKAGING-1.12%

Temple-Inland Inc.                               9,400        555,728
=====================================================================

PAPER PRODUCTS-1.25%

MeadWestvaco Corp.                              19,700        621,141
=====================================================================

PHARMACEUTICALS-3.71%

Connectics Corp.(a)                             23,500        631,680
---------------------------------------------------------------------
IVAX Corp.(a)                                   32,500        588,250
---------------------------------------------------------------------
MGI Pharma, Inc.(a)                             23,500        626,745
=====================================================================
                                                            1,846,675
=====================================================================

PHOTOGRAPHIC PRODUCTS-1.09%

Eastman Kodak Co.                               17,900        542,012
=====================================================================

PROPERTY & CASUALTY INSURANCE-3.76%

Midland Co. (The)                               22,400        618,912
---------------------------------------------------------------------
Ohio Casualty Corp.(a)                          29,600        618,048
---------------------------------------------------------------------
SAFECO Corp.                                    13,700        633,488
=====================================================================
                                                            1,870,448
=====================================================================

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------


SEMICONDUCTOR EQUIPMENT-1.43%

Tessera Technologies Inc.(a)                    25,400    $   709,422
=====================================================================

SEMICONDUCTORS-2.73%

Cree, Inc.(a)                                   21,900        755,769
---------------------------------------------------------------------
Silicon Image, Inc.(a)                          43,900        601,430
=====================================================================
                                                            1,357,199
=====================================================================

SPECIALTY STORES-4.83%

Barnes & Noble, Inc.(a)                         17,000        565,590
---------------------------------------------------------------------
Borders Group, Inc.                             25,400        578,866
---------------------------------------------------------------------
Guitar Center, Inc.(a)                          13,900        620,357
---------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                        16,700        637,439
=====================================================================
                                                            2,402,252
=====================================================================

STEEL-2.39%

United States Steel Corp.                       16,500        605,880
---------------------------------------------------------------------
Worthington Industries, Inc.                    29,500        585,575
=====================================================================
                                                            1,191,455
=====================================================================

SYSTEMS SOFTWARE-1.50%

Microsoft Corp.                                 26,600        744,534
=====================================================================

THRIFTS & MORTGAGE FINANCE-1.13%

IndyMac Bancorp, Inc.                           17,400        561,324
=====================================================================

TRADING COMPANIES & DISTRIBUTORS-1.23%

Fastenal Co.                                    11,100        613,053
=====================================================================

TRUCKING-2.67%

Arkansas Best Corp.                             16,600        648,894
---------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.            16,600        678,276
=====================================================================
                                                            1,327,170
=====================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.41%

Western Wireless Corp.-Class A(a)               24,000        699,360
=====================================================================
    Total Common Stocks (Cost $49,457,693)                 49,416,357
=====================================================================

MONEY MARKET FUNDS-0.98%

Liquid Assets Portfolio-Institutional
  Class(b)                                     245,255        245,255
---------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(b)    245,255        245,255
=====================================================================
    Total Money Market Funds (Cost $490,510)                  490,510
=====================================================================
TOTAL INVESTMENTS-100.29% (Cost $49,948,203)               49,906,867
=====================================================================
OTHER ASSETS LESS LIABILITIES-(0.29%)                        (146,111)
=====================================================================
NET ASSETS-100.00%                                        $49,760,756
_____________________________________________________________________
=====================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $49,457,693)                                  $49,416,357
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $490,510)                                   490,510
===========================================================
    Total investments (cost $49,948,203)         49,906,867
___________________________________________________________
===========================================================
Receivables for:
  Fund shares sold                                    7,145
-----------------------------------------------------------
  Dividends                                          15,658
-----------------------------------------------------------
  Amount due from advisor                             9,829
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                5,722
-----------------------------------------------------------
Other assets                                         24,075
===========================================================
    Total assets                                 49,969,296
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            118,941
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             6,163
-----------------------------------------------------------
Accrued distribution fees                            22,810
-----------------------------------------------------------
Accrued trustees' fees                                  958
-----------------------------------------------------------
Accrued transfer agent fees                          12,489
-----------------------------------------------------------
Accrued operating expenses                           47,179
===========================================================
    Total liabilities                               208,540
===========================================================
Net assets applicable to shares outstanding     $49,760,756
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $52,052,101
-----------------------------------------------------------
Undistributed net investment income (loss)           (5,558)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (2,244,451)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                             (41,336)
===========================================================
                                                $49,760,756
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $34,322,587
___________________________________________________________
===========================================================
Class B                                         $ 9,712,351
___________________________________________________________
===========================================================
Class C                                         $ 5,725,818
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           2,812,173
___________________________________________________________
===========================================================
Class B                                             806,882
___________________________________________________________
===========================================================
Class C                                             475,142
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     12.21
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.21 divided by
      94.50%)                                   $     12.92
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     12.04
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     12.05
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $663)            $   221,263
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       27,016
=========================================================================
    Total investment income                                       248,279
=========================================================================

EXPENSES:

Advisory fees                                                     500,269
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     26,245
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         149,496
-------------------------------------------------------------------------
  Class B                                                         100,989
-------------------------------------------------------------------------
  Class C                                                          60,432
-------------------------------------------------------------------------
Transfer agent fees                                               127,367
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             12,948
-------------------------------------------------------------------------
Professional fees                                                  62,776
-------------------------------------------------------------------------
Other                                                             103,755
=========================================================================
    Total expenses                                              1,194,277
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (31,798)
=========================================================================
    Net expenses                                                1,162,479
=========================================================================
Net investment income (loss)                                     (914,200)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (2,082,570)
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (4,870,214)
=========================================================================
Net gain (loss) from investment securities                     (6,952,784)
=========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $(7,866,984)
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                 2004           2003
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (914,200)   $  (189,529)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    future contracts                                           (2,082,570)        53,689
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (4,870,214)     4,828,878
========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (7,866,984)     4,693,038
========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (28,055)            --
----------------------------------------------------------------------------------------
  Class B                                                          (5,972)            --
----------------------------------------------------------------------------------------
  Class C                                                          (3,533)            --
========================================================================================
    Decrease in net assets resulting from distributions           (37,560)            --
========================================================================================
Share transactions-net:
  Class A                                                       7,617,531     28,645,977
----------------------------------------------------------------------------------------
  Class B                                                       4,606,564      5,959,059
----------------------------------------------------------------------------------------
  Class C                                                       3,008,051      3,135,080
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              15,232,146     37,740,116
========================================================================================
    Net increase in net assets                                  7,327,602     42,433,154
========================================================================================

NET ASSETS:

  Beginning of year                                            42,433,154             --
========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(5,558) and $(2,859), respectively)            $49,760,756    $42,433,154
________________________________________________________________________________________
========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Libra Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.80%, 2.45% and 2.45% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $9,468.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $20,978 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the year ended October 31, 2004, the Fund paid AISI $127,367. AISI may make payments to intermediaries to provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B and Class C shares paid $149,496, $100,989 and $60,432, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $58,000 in front-end sales commissions from the sale of Class A shares and $725, $3,243, and $3,619 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                          MARKET VALUE     PURCHASES     PROCEEDS FROM     APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND                        10/31/03        AT COST          SALES        (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class      $1,671,878     $45,940,740    $(47,367,363)       $    --          $245,255      $13,666       $    --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class       1,671,878     45,940,740      (47,367,363)            --           245,255       13,350            --
===================================================================================================================================
  Subtotal                 $3,343,756     $91,881,480    $(94,734,726)       $    --          $490,510      $27,016       $    --
===================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $4,045,424 and $949,506, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $874 and credits in custodian fees of $478 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $1,352.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $4,430 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                               2004        2003
---------------------------------------------------------------------------------
Distributions paid from ordinary income                       $37,560    $     --
_________________________________________________________________________________
=================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
---------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments              $  (176,252)
---------------------------------------------------------------------------
Temporary book/tax differences                                       (5,558)
---------------------------------------------------------------------------
Capital loss carryforward                                        (2,109,535)
---------------------------------------------------------------------------
Shares of beneficial interest                                    52,052,101
===========================================================================
Total net assets                                                $49,760,756
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2012                                                 $2,109,535
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $350,019,904 and $334,673,775, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 2,002,761
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,179,013)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $  (176,252)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $50,083,119.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $911,501, undistributed net realized gain (loss) was increased by $477 and shares of beneficial interest decreased by $911,978. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                                         2004                         2003
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,006,233    $ 27,519,955    2,569,911    $30,729,918
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        658,702       8,912,015      541,811      6,655,534
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        398,756       5,378,501      302,832      3,644,450
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          1,911          25,584           --             --
--------------------------------------------------------------------------------------------------------------------
  Class B                                                            434           5,762           --             --
--------------------------------------------------------------------------------------------------------------------
  Class C                                                            232           3,091           --             --
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         41,097         548,123        4,523         57,488
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        (41,533)       (548,123)      (4,552)       (57,488)
====================================================================================================================
Reacquired:
  Class A                                                     (1,621,878)    (20,476,131)    (189,624)    (2,141,429)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (293,856)     (3,763,090)     (54,124)      (638,987)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (184,618)     (2,373,541)     (42,060)      (509,370)
====================================================================================================================
                                                                 965,480    $ 15,232,146    3,128,717    $37,740,116
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 27% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is also one individual that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                     CLASS A
                                                              ---------------------
                                                                   YEAR ENDED
                                                                   OCTOBER 31,
                                                              ---------------------
                                                               2004          2003
-----------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.59       $ 10.00
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.18)(a)     (0.18)(a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.19)         3.77
===================================================================================
    Total from investment operations                            (1.37)         3.59
===================================================================================
Less distributions from net realized gains                      (0.01)           --
===================================================================================
Net asset value, end of period                                $ 12.21       $ 13.59
___________________________________________________________________________________
===================================================================================
Total return(b)                                                (10.09)%       35.90%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $34,323       $32,398
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.80%(c)      1.80%
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.85%(c)      3.24%
===================================================================================
Ratio of net investment income (loss) to average net assets     (1.38)%(c)    (1.54)%
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate                                           600%          325%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $42,713,118.

                                                                    CLASS B
                                                              --------------------
                                                                   YEAR ENDED
                                                                  OCTOBER 31,
                                                              --------------------
                                                               2004          2003
----------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.48       $10.00
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.26)(a)    (0.26)(a)
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.17)        3.74
==================================================================================
    Total from investment operations                            (1.43)        3.48
==================================================================================
Less distributions from net realized gains                      (0.01)          --
==================================================================================
Net asset value, end of period                                $ 12.04       $13.48
__________________________________________________________________________________
==================================================================================
Total return(b)                                                (10.62)%      34.80%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 9,712       $6,515
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.45%(c)     2.45%
----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.50%(c)     3.89%
==================================================================================
Ratio of net investment income (loss) to average net assets     (2.03)%(c)   (2.19)%
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                           600%         325%
__________________________________________________________________________________
==================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $10,098,857.

                                                                    CLASS C
                                                              --------------------
                                                                   YEAR ENDED
                                                                  OCTOBER 31,
                                                              --------------------
                                                               2004          2003
----------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.50       $10.00
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.26)(a)    (0.26)(a)
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.18)        3.76
==================================================================================
    Total from investment operations                            (1.44)        3.50
==================================================================================
Less distributions from net realized gains                      (0.01)          --
==================================================================================
Net asset value, end of period                                $ 12.05       $13.50
__________________________________________________________________________________
==================================================================================
Total return(b)                                                (10.67)%      35.00%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 5,726       $3,520
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.45%(c)     2.45%
----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.50%(c)     3.89%
==================================================================================
Ratio of net investment income (loss) to average net assets     (2.03)%(c)   (2.19)%
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                           600%         325%
__________________________________________________________________________________
==================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $6,043,170.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Trimark Endeavor Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Trimark Endeavor Fund (the "Fund") at October 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the period November 4, 2003 (date operations commenced) through October 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 20, 2004
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-60.01%

APPAREL RETAIL-6.39%

Ross Stores, Inc.                                  95,300   $ 2,503,531
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-5.92%

Liz Claiborne, Inc.                                56,700     2,317,896
=======================================================================

AUTO PARTS & EQUIPMENT-3.11%

Superior Industries International, Inc.            44,700     1,218,969
=======================================================================

EMPLOYMENT SERVICES-5.37%

Manpower Inc.                                      46,500     2,104,125
=======================================================================

HEALTH CARE EQUIPMENT-12.60%

Cytyc Corp.(a)                                     61,800     1,612,362
-----------------------------------------------------------------------
DENTSPLY International Inc.                        33,900     1,763,139
-----------------------------------------------------------------------
Fisher Scientific International Inc.(a)            27,124     1,555,833
=======================================================================
                                                              4,931,334
=======================================================================

INSURANCE BROKERS-2.71%

Arthur J. Gallagher & Co.                          37,800     1,062,180
=======================================================================

LEISURE PRODUCTS-4.82%

Polaris Industries Inc.                            31,800     1,887,330
=======================================================================

MANAGED HEALTH CARE-5.06%

WellPoint Health Networks Inc.(a)                  20,300     1,982,498
=======================================================================

PHARMACEUTICALS-3.81%

Endo Pharmaceuticals Holdings Inc.(a)              68,500     1,493,300
=======================================================================

REGIONAL BANKS-5.64%

North Fork Bancorp., Inc.                          50,100     2,209,410
=======================================================================

RESTAURANTS-2.22%

Krispy Kreme Doughnuts, Inc.(a)                    81,900       868,140
=======================================================================

SPECIALTY STORES-1.34%

AutoZone, Inc.(a)                                   6,400       523,584
=======================================================================

STEEL-1.02%

Nucor Corp.                                         9,400       396,962
=======================================================================
    Total Domestic Common Stocks (Cost
      $22,502,881)                                           23,499,259
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------


FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-24.79%

AUSTRALIA-2.26%

Cochlear Ltd. (Health Care Equipment)              47,600   $   883,884
=======================================================================

CANADA-1.12%

Molson Inc.-Class A (Brewers)                      17,000       437,597
=======================================================================

FRANCE-1.45%

Zodiac S.A. (Aerospace & Defense)(b)               14,600       568,529
=======================================================================

GERMANY-3.74%

Hugo Boss A.G.-Pfd. (Apparel, Accessories &
  Luxury Goods)(b)                                 33,300       889,098
-----------------------------------------------------------------------
Medion A.G. (Distributors)(b)                      33,000       573,649
=======================================================================
                                                              1,462,747
=======================================================================

IRELAND-4.29%

Kingspan Group PLC (Building Products)(b)         111,200       877,450
-----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)             27,900       802,962
=======================================================================
                                                              1,680,412
=======================================================================

JAPAN-2.05%

Nintendo Co., Ltd. (Home Entertainment
  Software)(b)                                      7,100       801,230
=======================================================================

MEXICO-4.46%

Grupo Modelo, S.A. de C.V.-Series C (Brewers)     323,500       829,847
-----------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                              16,700       918,500
=======================================================================
                                                              1,748,347
=======================================================================

NETHERLANDS-2.12%

Fugro N.V.-Dutch Ctfs. (Oil & Gas Equipment &
  Services)(b)                                     10,616       829,178
=======================================================================

SWEDEN-3.30%

Munters A.B. (Industrial Machinery)(b)             31,400       783,176
-----------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(b)                    46,000       509,608
=======================================================================
                                                              1,292,784
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $8,950,640)                             9,704,708
=======================================================================


                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-14.06%

FEDERAL HOME LOAN BANK (FHLB)-14.06%

Unsec. Disc. Notes,
  1.69%, 11/01/04 (Cost $5,507,000)(c)         $5,507,000   $ 5,507,000
=======================================================================
TOTAL INVESTMENTS-98.86% (Cost $36,960,521)                  38,710,967
=======================================================================
OTHER ASSETS LESS LIABILITIES-1.14%                             445,029
=======================================================================
NET ASSETS-100.00%                                          $39,155,996
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates
Disc.  - Discounted
Pfd.   - Preferred
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at October 31, 2004 was $5,831,918, which represented 15.07% of the Fund's Total Investments. See
    Note 1A.
(c) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost $36,960,521)                    $38,710,967
------------------------------------------------------------------------------
Cash                                                                     1,208
------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                     472,703
------------------------------------------------------------------------------
  Dividends                                                             31,414
------------------------------------------------------------------------------
  Amount due from advisor                                               35,214
------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans        1,882
------------------------------------------------------------------------------
Other assets                                                            55,308
==============================================================================
     Total assets                                                   39,308,696
______________________________________________________________________________
==============================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                37,371
------------------------------------------------------------------------------
  Foreign currency contracts outstanding                                34,968
------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                     1,881
------------------------------------------------------------------------------
Accrued distribution fees                                               14,686
------------------------------------------------------------------------------
Accrued trustees' fees                                                   1,091
------------------------------------------------------------------------------
Accrued transfer agent fees                                              7,943
------------------------------------------------------------------------------
Accrued operating expenses                                              54,760
==============================================================================
     Total liabilities                                                 152,700
==============================================================================
Net assets applicable to shares outstanding                        $39,155,996
______________________________________________________________________________
==============================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                      $37,474,318
------------------------------------------------------------------------------
Undistributed net investment income                                     33,045
------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment
  securities, foreign currencies and foreign currency contracts        (67,136)
------------------------------------------------------------------------------
Unrealized appreciation of investment securities, foreign
  currencies and foreign currency contracts                          1,715,769
==============================================================================
                                                                   $39,155,996
______________________________________________________________________________
==============================================================================


NET ASSETS:

Class A                                                            $24,995,705
______________________________________________________________________________
==============================================================================
Class B                                                            $ 6,403,234
______________________________________________________________________________
==============================================================================
Class C                                                            $ 5,943,642
______________________________________________________________________________
==============================================================================
Class R                                                            $    34,463
______________________________________________________________________________
==============================================================================
Institutional Class                                                $ 1,778,952
______________________________________________________________________________
==============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER
  OF SHARES AUTHORIZED:

Class A                                                              2,168,034
______________________________________________________________________________
==============================================================================
Class B                                                                558,488
______________________________________________________________________________
==============================================================================
Class C                                                                518,407
______________________________________________________________________________
==============================================================================
Class R                                                                  2,994
______________________________________________________________________________
==============================================================================
Institutional Class                                                    154,078
______________________________________________________________________________
==============================================================================
Class A:
  Net asset value per share                                        $     11.53
------------------------------------------------------------------------------
  Offering price per share:
     (Net asset value of $11.53 divided by 94.50%)                 $     12.20
______________________________________________________________________________
==============================================================================
Class B:
  Net asset value and offering price per share                     $     11.47
______________________________________________________________________________
==============================================================================
Class C:
  Net asset value and offering price per share                     $     11.47
______________________________________________________________________________
==============================================================================
Class R:
  Net asset value and offering price per share                     $     11.51
______________________________________________________________________________
==============================================================================
Institutional Class:
  Net asset value and offering price per share                     $     11.55
______________________________________________________________________________
==============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period November 4, 2003 (date operations commenced) through October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $5,137)          $  169,382
------------------------------------------------------------------------
Interest                                                          28,712
========================================================================
     Total investment income                                     198,094
========================================================================


EXPENSES:

Advisory fees                                                    104,953
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    32,625
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         28,445
------------------------------------------------------------------------
  Class B                                                         26,731
------------------------------------------------------------------------
  Class C                                                         19,309
------------------------------------------------------------------------
  Class R                                                             38
------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                         4,791
------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           110
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            11,929
------------------------------------------------------------------------
Registration and filing fees                                      55,959
------------------------------------------------------------------------
Professional fees                                                 58,177
------------------------------------------------------------------------
Other                                                             31,843
========================================================================
     Total expenses                                              424,910
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (133,777)
========================================================================
     Net expenses                                                291,133
========================================================================
Net investment income (loss)                                     (93,039)
========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                           34,618
------------------------------------------------------------------------
  Foreign currencies                                              (6,591)
========================================================================
                                                                  28,027
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        1,750,446
------------------------------------------------------------------------
  Foreign currencies                                                 291
------------------------------------------------------------------------
  Foreign currency contracts                                     (34,968)
========================================================================
                                                               1,715,769
========================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   1,743,796
========================================================================
Net increase in net assets resulting from operations          $1,650,757
________________________________________________________________________
========================================================================


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 4, 2003 (date operations commenced) through October 31, 2004

                                                                OCTOBER 31,
                                                                   2004
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $   (93,039)
---------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                       28,027
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                     1,715,769
===========================================================================
    Net increase in net assets resulting from operations          1,650,757
===========================================================================
Share transactions-net:
  Class A                                                        23,942,293
---------------------------------------------------------------------------
  Class B                                                         6,102,509
---------------------------------------------------------------------------
  Class C                                                         5,729,384
---------------------------------------------------------------------------
  Class R                                                            33,159
---------------------------------------------------------------------------
  Institutional Class                                             1,697,894
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                37,505,239
===========================================================================
    Net increase in net assets                                   39,155,996
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income of $33,045)                                          $39,155,996
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Endeavor Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on November 4, 2003.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.00%, 2.65%, 2.65%, 2.15% and 1.65% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the period November 4, 2003 (date operations commenced) through October 31, 2004, AIM waived fees of $104,953 and reimbursed expenses of $26,327. Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount paid by the Fund to AIM.

    For the period November 4, 2003 (date operations commenced) through October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $2,155 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period November 4, 2003 (date operations commenced) through October 31, 2004, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the period November 4, 2003 (date operations commenced) through October 31, 2004, the Fund paid AISI $4,791 for Class A, Class B, Class C and Class R shares and $110 for Institutional Class shares. AISI may make payments to intermediaries to provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period November 4, 2003 (date operations commenced) through October 31, 2004, the Class A, Class B, Class C and Class R shares paid $28,445, $26,731, $19,309 and $38, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period November 4, 2003 (date operations commenced) through October 31, 2004, AIM Distributors advised the Fund that it retained $26,908 in front-end sales commissions from the sale of Class A shares and $215, $4,905, $532 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the period November 4, 2003 (date operations commenced) through October 31, 2004, the Fund received credits in transfer agency fees of $176 and credits in custodian fees of $166 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $342.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period November 4, 2003 (date operations commenced) through October 31, 2004, the Fund paid legal fees of $2,484 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period November 4, 2003 (date operations commenced) through October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--FOREIGN CURRENCY CONTRACTS

                 OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------
                                CONTRACT TO                         UNREALIZED
SETTLEMENT                  --------------------                   APPRECIATION
   DATE        CURRENCY     DELIVER     RECEIVE       VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
01/12/05         EUR*       $ 79,170    $100,000     $101,296        $ (1,296)
--------------------------------------------------------------------------------
04/14/05         EUR*        416,910    500,000       533,672         (33,672)
================================================================================
                            $496,080    $600,000     $634,968        $(34,968)
________________________________________________________________________________
================================================================================

* EUR -- Euro

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the period November 4, 2003 (date operations commenced) through October 31, 2004.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments                             $  1,683,600
-------------------------------------------------------------------------------
Temporary book/tax differences                                           (1,922)
-------------------------------------------------------------------------------
Shares of beneficial interest                                        37,474,318
===============================================================================
Total net assets                                                   $ 39,155,996
_______________________________________________________________________________
===============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the tax recognition of unrealized losses on certain forward contracts. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $291.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation expenses.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period November 4, 2003 (date operations commenced) through October 31, 2004 was $35,861,737 and $4,442,834, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 2,965,661
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (1,282,352)
===============================================================================
Net unrealized appreciation of investment securities              $ 1,683,309
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $37,027,658.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of organizational expenses, foreign currency transactions and net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $126,084, undistributed net realized gains (losses) decreased by $95,163 and shares of beneficial interest decreased by $30,921. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                       CHANGES IN SHARES OUTSTANDING(a)
------------------------------------------------------------------------------
                                                          NOVEMBER 4, 2003
                                                          (DATE OPERATIONS
                                                             COMMENCED)
                                                              THROUGH
                                                          OCTOBER 31, 2004
                                                      ------------------------
                                                       SHARES        AMOUNT
------------------------------------------------------------------------------
Sold:
  Class A                                             2,289,460    $25,304,459
------------------------------------------------------------------------------
  Class B                                               638,445      6,985,762
------------------------------------------------------------------------------
  Class C                                               563,891      6,235,662
------------------------------------------------------------------------------
  Class R(b)                                              3,090         34,259
------------------------------------------------------------------------------
  Institutional Class(b)                                159,465      1,758,356
==============================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                 3,316         36,925
------------------------------------------------------------------------------
  Class B                                                (3,331)       (36,925)
==============================================================================
Reacquired:
  Class A                                              (124,742)    (1,399,091)
------------------------------------------------------------------------------
  Class B                                               (76,626)      (846,328)
------------------------------------------------------------------------------
  Class C                                               (45,484)      (506,278)
------------------------------------------------------------------------------
  Class R(b)                                                (96)        (1,100)
------------------------------------------------------------------------------
  Institutional Class(b)                                 (5,387)       (60,462)
==============================================================================
                                                      3,402,001    $37,505,239
______________________________________________________________________________
==============================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 24% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially.
(b) Class R shares and Institutional Class shares commenced sales on April 30, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    CLASS A
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                  OCTOBER 31,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.05)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               1.58
================================================================================
    Total from investment operations                                   1.53
================================================================================
Net asset value, end of period                                      $ 11.53
________________________________________________________________________________
================================================================================
Total return(b)                                                       15.30%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $24,996
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       2.00%(c)
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    3.02%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (0.49)%
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               35%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,194,237.
(d)  Not annualized for periods less than one year.

                                                                    CLASS B
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                  OCTOBER 31,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.13)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               1.60
================================================================================
    Total from investment operations                                   1.47
================================================================================
Net asset value, end of period                                       $11.47
________________________________________________________________________________
================================================================================
Total return(b)                                                       14.70%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $6,403
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       2.65%(c)
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    3.67%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.14)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               35%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,695,175.
(d)  Not annualized for periods less than one year.

                                                                  CLASS C
                                                              ----------------
                                                              NOVEMBER 4, 2003
                                                              (DATE OPERATIONS
                                                               COMMENCED) TO
                                                                OCTOBER 31,
                                                                    2004
------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.13)(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             1.60
==============================================================================
    Total from investment operations                                 1.47
==============================================================================
Net asset value, end of period                                     $11.47
______________________________________________________________________________
==============================================================================
Total return(b)                                                     14.70%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $5,944
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     2.65%(c)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  3.67%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (1.14)%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                             35%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,946,841.
(d)  Not annualized for periods less than one year.

                                                                   CLASS R
                                                                --------------
                                                                APRIL 30, 2004
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                 OCTOBER 31,
                                                                     2004
------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.88
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.04)(a)
------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              0.67
==============================================================================
    Total from investment operations                                  0.63
==============================================================================
Net asset value, end of period                                      $11.51
______________________________________________________________________________
==============================================================================
Total return(b)                                                       5.79%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   34
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      2.15%(c)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   3.17%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets          (0.64)%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                              35%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $14,900.
(d)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                 OCTOBER 31, 2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.88
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.01)(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.68
===================================================================================
    Total from investment operations                                    0.67
===================================================================================
Net asset value, end of period                                        $11.55
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         6.16%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $1,779
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        1.62%(c)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     2.64%(c)
===================================================================================
Ratio of net investment income (loss) to average net assets            (0.11)%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                35%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $752,987.
(d)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Trimark Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Trimark Fund (the "Fund") at October 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the period November 4, 2003 (date operations commenced) through October 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 20, 2004
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-55.35%

ASSET MANAGEMENT & CUSTODY BANKS-2.88%

State Street Corp.                                 11,600   $   522,580
=======================================================================

BROADCASTING & CABLE TV-2.63%

Clear Channel Communications, Inc.                 14,300       477,620
=======================================================================

CASINOS & GAMING-3.35%

Harrah's Entertainment, Inc.                       10,400       608,608
=======================================================================

COMPUTER & ELECTRONICS RETAIL-2.82%

RadioShack Corp.                                   17,100       511,803
=======================================================================

CONSTRUCTION MATERIALS-2.27%

Vulcan Materials Co.                                8,300       413,174
=======================================================================

CONSUMER FINANCE-4.09%

American Express Co.                               14,000       742,980
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.29%

Sabre Holdings Corp.-Class A                       10,900       234,459
=======================================================================

DIVERSIFIED CHEMICALS-1.96%

Engelhard Corp.                                    12,600       356,580
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-1.98%

Molex Inc.-Class A                                 14,000       360,080
=======================================================================

EMPLOYMENT SERVICES-1.00%

Manpower Inc.                                       4,000       181,000
=======================================================================

HEALTH CARE SERVICES-2.59%

IMS Health Inc.                                    22,200       470,196
=======================================================================

HOME IMPROVEMENT RETAIL-2.54%

Sherwin-Williams Co. (The)                         10,800       461,376
=======================================================================

HYPERMARKETS & SUPER CENTERS-2.03%

Costco Wholesale Corp.                              7,700       369,138
=======================================================================

INTERNET RETAIL-2.39%

IAC/InterActiveCorp(a)                             20,100       434,562
=======================================================================

MANAGED HEALTH CARE-2.92%

Anthem, Inc.(a)                                     6,600       530,640
=======================================================================

MOVIES & ENTERTAINMENT-2.08%

Walt Disney Co. (The)                              15,000       378,300
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.73%

Progressive Corp. (The)                             5,300       495,815
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------


PUBLISHING-1.99%

Meredith Corp.                                      7,400   $   362,600
=======================================================================

REAL ESTATE-2.31%

Equity Residential                                 12,600       420,210
=======================================================================

SPECIALIZED FINANCE-1.75%

Moody's Corp.                                       4,100       319,021
=======================================================================

SPECIALTY CHEMICALS-2.39%

Sigma-Aldrich Corp.                                 7,800       433,992
=======================================================================

SPECIALTY STORES-1.07%

Weight Watchers International, Inc.(a)              5,400       193,968
=======================================================================

SYSTEMS SOFTWARE-3.10%

Oracle Corp.(a)                                    44,500       563,370
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-1.19%

W.W. Grainger, Inc.                                 3,700       216,783
=======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $9,916,860)                     10,058,855
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-38.31%

DENMARK-0.71%

Novozymes A.S.-Class B (Specialty
  Chemicals)(b)                                     2,900       129,547
=======================================================================

FRANCE-0.62%

Societe BIC S.A. (Office Services &
  Supplies)(b)                                      2,400       112,086
=======================================================================

IRELAND-3.95%

Kerry Group PLC-Class A (Packaged Foods &
  Meats)(b)                                        20,900       470,607
-----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)              8,600       247,508
=======================================================================
                                                                718,115
=======================================================================

ITALY-2.12%

Luxottica Group S.p.A.-ADR (Apparel,
  Accessories & Luxury Goods)                      20,700       385,848
=======================================================================

JAPAN-4.84%

Canon Inc. (Office Electronics)(b)                 12,000       593,921
-----------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (Electronic
  Equipment Manufacturers)(b)                       6,000       286,222
=======================================================================
                                                                880,143
=======================================================================

MEXICO-5.92%

Cemex S.A. de C.V.-ADR (Construction
  Materials)                                       21,308       617,506
-----------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Brewers)       73,300       188,030
-----------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                               4,900       269,500
=======================================================================
                                                              1,075,036
=======================================================================


                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

NETHERLANDS-1.97%

Vedior N.V. (Employment Services)(b)               24,200   $   358,046
=======================================================================

UNITED KINGDOM-18.18%

Compass Group PLC (Restaurants)(b)                114,100       472,726
-----------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)(b)           13,264       279,741
-----------------------------------------------------------------------
Reed Elsevier PLC (Publishing)(b)                  82,100       735,237
-----------------------------------------------------------------------
Smiths Group PLC (Industrial
  Conglomerates)(b)                                36,100       495,149
-----------------------------------------------------------------------
Tesco PLC (Food Retail)(b)                         96,819       511,016
-----------------------------------------------------------------------
WPP Group PLC (Advertising)(b)                     80,500       809,970
=======================================================================
                                                              3,303,839
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $7,007,235)                             6,962,660
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-6.58%

FEDERAL HOME LOAN BANK-6.58%

Unsec. Disc. Notes,
  1.69%, 11/01/04 (Cost $1,195,999)(c)         $1,196,000   $ 1,195,888
=======================================================================
TOTAL INVESTMENTS-100.24% (Cost $18,120,094)                 18,217,403
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.24%)                           (43,329)
=======================================================================
NET ASSETS-100.00%                                          $18,174,074
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at October 31, 2004 was $5,254,268, which represented 28.84% of the Fund's Total Investments. See
    Note 1A.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $18,120,094)                                  $18,217,403
-----------------------------------------------------------
Foreign currencies, at value (cost $2,034)            2,118
-----------------------------------------------------------
Cash                                                    186
-----------------------------------------------------------
Receivables for:
  Investments sold                                  200,481
-----------------------------------------------------------
  Fund shares sold                                   91,945
-----------------------------------------------------------
  Dividends                                          26,107
-----------------------------------------------------------
  Amount due from advisor                            11,336
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                1,884
-----------------------------------------------------------
Other assets                                         53,078
===========================================================
  Total assets                                   18,604,538
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             365,578
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             1,884
-----------------------------------------------------------
Accrued distribution fees                             7,358
-----------------------------------------------------------
Accrued trustees' fees                                1,195
-----------------------------------------------------------
Accrued transfer agent fees                           1,655
-----------------------------------------------------------
Accrued operating expenses                           52,794
===========================================================
  Total liabilities                                 430,464
===========================================================
Net assets applicable to shares outstanding     $18,174,074
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $18,266,121
-----------------------------------------------------------
Undistributed net investment income (loss)           (1,873)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies     (187,479)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                  97,305
===========================================================
                                                $18,174,074
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 9,757,173
___________________________________________________________
===========================================================
Class B                                         $ 4,357,602
___________________________________________________________
===========================================================
Class C                                         $ 4,039,537
___________________________________________________________
===========================================================
Class R                                         $     9,868
___________________________________________________________
===========================================================
Institutional Class                             $     9,894
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             939,950
___________________________________________________________
===========================================================
Class B                                             422,567
___________________________________________________________
===========================================================
Class C                                             391,697
___________________________________________________________
===========================================================
Class R                                                 952
___________________________________________________________
===========================================================
Institutional Class                                     951
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.38
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.38 divided by
      94.50%)                                   $     10.98
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.31
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.31
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.37
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.40
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period November 4, 2003 (date operations commenced) through October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $7,787)          $ 163,191
-----------------------------------------------------------------------
Interest                                                         13,587
=======================================================================
    Total investment income                                     176,778
=======================================================================

EXPENSES:

Advisory fees                                                    87,385
-----------------------------------------------------------------------
Administrative services fees                                     50,000
-----------------------------------------------------------------------
Custodian fees                                                   45,259
-----------------------------------------------------------------------
Distribution fees:
  Class A                                                        20,295
-----------------------------------------------------------------------
  Class B                                                        23,509
-----------------------------------------------------------------------
  Class C                                                        21,213
-----------------------------------------------------------------------
  Class R                                                            25
-----------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       21,602
-----------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            6
-----------------------------------------------------------------------
Trustees' fees and retirement benefits                           12,026
-----------------------------------------------------------------------
Registration and filing fees                                     57,802
-----------------------------------------------------------------------
Professional fees                                                62,436
-----------------------------------------------------------------------
Other                                                            22,057
=======================================================================
    Total expenses                                              423,615
=======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (163,355)
=======================================================================
    Net expenses                                                260,260
=======================================================================
Net investment income (loss)                                    (83,482)
=======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (187,658)
-----------------------------------------------------------------------
  Foreign currencies                                             (9,047)
=======================================================================
                                                               (196,705)
=======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          97,309
-----------------------------------------------------------------------
  Foreign currencies                                                 (4)
=======================================================================
                                                                 97,305
=======================================================================
Net gain (loss) from investment securities and foreign
  currencies                                                    (99,400)
=======================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $(182,882)
_______________________________________________________________________
=======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 4, 2003 (date operations commenced) through October 31, 2004

                                                                   2004
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $   (83,482)
---------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                             (196,705)
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                                97,305
===========================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    (182,882)
===========================================================================
Share transactions-net:
  Class A                                                         9,842,778
---------------------------------------------------------------------------
  Class B                                                         4,399,603
---------------------------------------------------------------------------
  Class C                                                         4,094,575
---------------------------------------------------------------------------
  Class R                                                            10,000
---------------------------------------------------------------------------
  Institutional Class                                                10,000
===========================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          18,356,956
===========================================================================
    Net increase in net assets                                   18,174,074
===========================================================================

NET ASSETS:

  Beginning of Period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income (loss) of $(1,873))                                  $18,174,074
___________________________________________________________________________
===========================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on November 4, 2003.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder record keeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the

     Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.25%, 2.90%, 2.90%, 2.40% and 1.90% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the period November 4, 2003 (date operations commenced) through October 31, 2004, AIM waived fees of $87,385 and reimbursed expenses of $58,745. Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount paid by the Fund to AIM.

    For the period November 4, 2003 (date operations commenced) through October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $2,639 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period November 4, 2003 (date operations commenced) through October 31, 2004, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the period November 4, 2003 (date operations commenced) through October 31, 2004, the Fund paid AISI $21,602 for Class A, Class B, Class C and Class R shares and $6 for Institutional Class shares and reimbursed fees for Class A, Class B, Class C and Class R shares of $14,412 and Institutional Class shares of $3. AISI may make payments to intermediaries to provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period November 4, 2003 (date operations commenced) through October 31, 2004, the Class A, Class B, Class C and Class R shares paid $20,295, $23,509, $21,213 and $25, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period November 4, 2003 (date operations commenced) through October 31, 2004, AIM Distributors advised the Fund that it retained $23,974 in front-end sales commissions from the sale of Class A shares and $0, $1,082, $438 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the period November 4, 2003 (date operations commenced) through October 31, 2004, the Fund received credits in transfer agency fees of $145 and credits in custodian fees of $26 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $171.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period November 4, 2003 (date operations commenced) through October 31, 2004, the Fund paid legal fees of $2,484 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period November 4, 2003 (date operations commenced) through October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the period November 4, 2003 (date operations commenced) through October 31, 2004.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
---------------------------------------------------------------------------
Unrealized appreciation -- investments                          $    64,007
---------------------------------------------------------------------------
Temporary book/tax differences                                       (1,924)
---------------------------------------------------------------------------
Capital loss carryforward                                          (154,130)
---------------------------------------------------------------------------
Shares of beneficial interest                                    18,266,121
===========================================================================
Total net assets                                                $18,174,074
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign currencies of $(4).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2012                                                  $154,130
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period November 4, 2003 (date operations commenced) through October 31, 2004 was $20,522,907 and $3,411,155, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 719,045
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (655,034)
===============================================================================
Net unrealized appreciation of investment securities                $  64,011
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $18,153,392.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, non-deductible stock issuance costs and net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $81,609, undistributed net realized gain (loss) was increased by $9,226 and shares of beneficial interest decreased by $90,835. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                           CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------
                                                                  NOVEMBER 4, 2003
                                                                  (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                  OCTOBER 31, 2004
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,037,741    $10,842,516
--------------------------------------------------------------------------------------
  Class B                                                       441,749      4,598,409
--------------------------------------------------------------------------------------
  Class C                                                       404,000      4,219,660
--------------------------------------------------------------------------------------
  Class R(b)                                                        952         10,000
--------------------------------------------------------------------------------------
  Institutional Class(b)                                            951         10,000
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         5,961         62,836
--------------------------------------------------------------------------------------
  Class B                                                        (5,984)       (62,836)
======================================================================================
Reacquired:(c)
  Class A                                                      (103,752)    (1,062,574)
--------------------------------------------------------------------------------------
  Class B                                                       (13,198)      (135,970)
--------------------------------------------------------------------------------------
  Class C                                                       (12,303)      (125,085)
======================================================================================
                                                              1,756,117    $18,356,956
______________________________________________________________________________________
======================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM Affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially.
(b) Class R and Institutional Class shares commenced sales on April 30, 2004.
(c) Amount is net of redemption fees of $193, $64, $59 and $0 for Class A, Class B, Class C and Class R shares for 2004, respectively.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    CLASS A
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                  OCTOBER 31,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.05)(a)
================================================================================
  Net gains on securities (both realized and unrealized)               0.43
================================================================================
    Total from investment operations                                   0.38
================================================================================
Redemption fees added to shares of beneficial interest                 0.00
================================================================================
Net asset value, end of period                                       $10.38
________________________________________________________________________________
================================================================================
Total return(b)                                                        3.80%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $9,757
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       2.25%(c)
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    3.84%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (0.53)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               38%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,846,389.
(d)  Not annualized for periods of less than one year.

                                                                    CLASS B
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                  OCTOBER 31,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.12)(a)
================================================================================
  Net gains on securities (both realized and unrealized)               0.43
================================================================================
    Total from investment operations                                   0.31
================================================================================
Redemption fees added to shares of beneficial interest                 0.00
================================================================================
Net asset value, end of period                                       $10.31
________________________________________________________________________________
================================================================================
Total return(b)                                                        3.10%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $4,358
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       2.90%(c)
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    4.49%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.18)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               38%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,370,339.
(d)  Not annualized for periods of less than one year.

                                                                    CLASS C
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                  OCTOBER 31,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.12)(a)
================================================================================
  Net gains on securities (both realized and unrealized)               0.43
================================================================================
    Total from investment operations                                   0.31
================================================================================
Redemption fees added to shares of beneficial interest                 0.00
================================================================================
Net asset value, end of period                                       $10.31
________________________________________________________________________________
================================================================================
Total return(b)                                                        3.10%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $4,040
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       2.90%(c)
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    4.49%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.18)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                               38%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,138,835.
(d)  Not annualized for periods of less than one year.

                                                                   CLASS R
                                                                --------------
                                                                APRIL 30, 2004
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                 OCTOBER 31,
                                                                     2004
------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.51
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.04)(a)
==============================================================================
  Net losses on securities (both realized and unrealized)            (0.10)
==============================================================================
    Total from investment operations                                 (0.14)
==============================================================================
Redemption fees added to shares of beneficial interest                0.00
==============================================================================
Net asset value, end of period                                      $10.37
______________________________________________________________________________
==============================================================================
Total return(b)                                                      (1.33)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   10
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      2.40%(c)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   3.99%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets          (0.68)%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                              38%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,826.
(d)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.51
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.01)(a)
===================================================================================
  Net gains on securities (both realized and unrealized)               (0.10)
===================================================================================
    Total from investment operations                                   (0.11)
===================================================================================
Net asset value, end of period                                        $10.40
___________________________________________________________________________________
===================================================================================
Total return(b)                                                        (1.05)%
___________________________________________________________________________________
===================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                              $   10
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        1.90%(c)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     3.42%(c)
===================================================================================
Ratio of net investment income (loss) to average net assets            (0.18)%(c)
_________________________________________________________________________________ )
===================================================================================
Portfolio turnover rate(d)                                                38%
___________________________________________________________________________________
===================================================================================


(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,838.
(d)  Not annualized for periods less than one year.
NOTE 11--LEGAL PROCEEDINGS


Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

    As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

    In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


    On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

    The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

    Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

    None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

    In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

    On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

    As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

    At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees


    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Trimark Small Companies Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Trimark Small Companies Fund (the "Fund") at October 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the period November 4, 2003 (date operations commenced) through October 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 20, 2004
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-70.77%

ADVERTISING-4.41%

ADVO, Inc.                                         31,900   $ 1,019,205
-----------------------------------------------------------------------
Harte-Hanks, Inc.                                  25,600       658,944
=======================================================================
                                                              1,678,149
=======================================================================

AGRICULTURAL PRODUCTS-2.22%

Delta & Pine Land Co.                              32,200       847,504
=======================================================================

AIR FREIGHT & LOGISTICS-7.00%

Dynamex Inc.(a)                                    56,700     1,173,690
-----------------------------------------------------------------------
Pacer International, Inc.(a)                       84,200     1,494,550
=======================================================================
                                                              2,668,240
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.55%

Hampshire Group, Ltd.(a)                           31,800       971,172
=======================================================================

AUTO PARTS & EQUIPMENT-2.19%

Superior Industries International, Inc.            30,600       834,462
=======================================================================

CASINOS & GAMING-1.54%

Argosy Gaming Co.(a)                               14,800       585,932
=======================================================================

COMMUNICATIONS EQUIPMENT-4.51%

SpectraLink Corp.                                 140,700     1,716,540
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.16%

Sabre Holdings Corp.-Class A                       56,000     1,204,560
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.93%

FTI Consulting, Inc.(a)                            68,600     1,286,936
-----------------------------------------------------------------------
Learning Tree International, Inc.(a)               42,900       591,162
=======================================================================
                                                              1,878,098
=======================================================================

HEALTH CARE EQUIPMENT-1.46%

DENTSPLY International Inc.                        10,700       556,507
=======================================================================

HEALTH CARE FACILITIES-2.54%

Alderwoods Group, Inc.(a)                          95,400       966,402
=======================================================================

HEALTH CARE SUPPLIES-10.50%

Cooper Cos., Inc. (The)                            13,000       914,550
-----------------------------------------------------------------------
Inverness Medical Innovations, Inc.(a)             19,200       397,056
-----------------------------------------------------------------------
Ocular Sciences, Inc.(a)                            8,300       405,455
-----------------------------------------------------------------------
Sola International Inc.(a)                         88,900     1,705,102
-----------------------------------------------------------------------
Sybron Dental Specialties, Inc.(a)                 17,800       579,746
=======================================================================
                                                              4,001,909
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------


LEISURE PRODUCTS-6.16%

Oakley, Inc.                                       82,800   $ 1,051,560
-----------------------------------------------------------------------
Polaris Industries Inc.                            21,800     1,293,830
=======================================================================
                                                              2,345,390
=======================================================================

OFFICE SERVICES & SUPPLIES-2.21%

HNI Corp.                                          20,800       840,320
=======================================================================

PAPER PACKAGING-1.43%

Longview Fibre Co.                                 35,400       545,160
=======================================================================

PHARMACEUTICALS-5.14%

Endo Pharmaceuticals Holdings Inc.(a)              89,900     1,959,820
=======================================================================

REGIONAL BANKS-1.98%

Alabama National BanCorp.                          11,800       754,020
=======================================================================

RESTAURANTS-1.93%

IHOP Corp.                                         19,200       735,360
=======================================================================

SPECIALTY CHEMICALS-2.38%

MacDermid, Inc.                                    28,700       905,772
=======================================================================

SPECIALTY STORES-2.53%

Lithia Motors, Inc.-Class A                        42,600       967,155
=======================================================================
    Total Domestic Common Stocks (Cost
      $24,676,239)                                           26,962,472
=======================================================================

FOREIGN STOCKS-13.91%

CANADA-13.91%

Cymat Corp. (Aluminum)(a)                         655,100       290,462
-----------------------------------------------------------------------
FirstService Corp. (Diversified Commercial
  Services)(a)                                     74,700     2,024,058
-----------------------------------------------------------------------
Husky Injection Molding Systems Ltd.
  (Industrial Machinery)(a)                       234,300       871,483
-----------------------------------------------------------------------
Sleeman Breweries Ltd. (Brewers)(a)                94,700     1,179,570
-----------------------------------------------------------------------
Vincor International Inc. (Distillers &
  Vintners)(a)                                     36,200       933,609
=======================================================================
    Total Foreign Stocks (Cost $4,765,203)                    5,299,182
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-12.98%

FEDERAL HOME LOAN BANK-12.98%

Unsec. Disc. Notes,
  1.20%, 11/01/04 (Cost $4,944,000)(b)         $4,944,000     4,944,000
=======================================================================
TOTAL INVESTMENTS-97.66% (Cost $34,385,442)                  37,205,654
=======================================================================
OTHER ASSETS LESS LIABILITIES-2.34%                             891,899
=======================================================================
NET ASSETS-100.00%                                          $38,097,553
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $34,385,442)                                  $37,205,654
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,262,699
-----------------------------------------------------------
  Fund shares sold                                  891,726
-----------------------------------------------------------
  Dividends                                          16,229
-----------------------------------------------------------
  Amount due from advisor                            30,666
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                1,882
-----------------------------------------------------------
Other assets                                         56,041
===========================================================
    Total assets                                 39,464,897
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,157,342
-----------------------------------------------------------
  Fund shares reacquired                            139,779
-----------------------------------------------------------
  Dividends                                               2
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             1,881
-----------------------------------------------------------
Accrued distribution fees                            12,120
-----------------------------------------------------------
Accrued trustees' fees                                1,047
-----------------------------------------------------------
Accrued transfer agent fees                           5,464
-----------------------------------------------------------
Accrued operating expenses                           49,709
===========================================================
    Total liabilities                             1,367,344
===========================================================
Net assets applicable to shares outstanding     $38,097,553
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $34,954,637
-----------------------------------------------------------
Undistributed net investment income (loss)           (1,922)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign currencies      326,675
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               2,818,163
===========================================================
                                                $38,097,553
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $21,861,627
___________________________________________________________
===========================================================
Class B                                         $ 6,557,957
___________________________________________________________
===========================================================
Class C                                         $ 4,550,153
___________________________________________________________
===========================================================
Class R                                         $    34,005
___________________________________________________________
===========================================================
Institutional Class                             $ 5,093,811
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           1,836,967
___________________________________________________________
===========================================================
Class B                                             554,086
___________________________________________________________
===========================================================
Class C                                             384,605
___________________________________________________________
===========================================================
Class R                                               2,860
___________________________________________________________
===========================================================
Institutional Class                                 427,200
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     11.90
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.90 divided
      by 94.50%)                                $     12.59
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     11.84
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     11.83
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     11.89
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     11.92
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period November 4, 2003 (Date operations commenced) through October 31, 2004

INVESTMENT INCOME:

Dividends                                                     $   68,637
------------------------------------------------------------------------
Interest                                                          23,014
========================================================================
    Total investment income                                       91,651
========================================================================

EXPENSES:

Advisory fees                                                     93,787
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    16,346
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         21,405
------------------------------------------------------------------------
  Class B                                                         23,038
------------------------------------------------------------------------
  Class C                                                         15,195
------------------------------------------------------------------------
  Class R                                                             48
------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, and R                        8,875
------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           383
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            11,871
------------------------------------------------------------------------
Registration and filing fees                                      58,210
------------------------------------------------------------------------
Professional fees                                                 57,821
------------------------------------------------------------------------
Other                                                             23,385
========================================================================
    Total expenses                                               380,364
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (138,804)
========================================================================
  Net expenses                                                   241,560
========================================================================
Net investment income (loss)                                    (149,909)
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                          475,450
------------------------------------------------------------------------
  Foreign currencies                                             (17,343)
========================================================================
                                                                 458,107
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        2,820,212
------------------------------------------------------------------------
  Foreign currencies                                              (2,049)
========================================================================
                                                               2,818,163
========================================================================
Net gain from investment securities and foreign currencies     3,276,270
========================================================================
Net increase in net assets resulting from operations          $3,126,361
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 4, 2003 (Date operations commenced) through October 31, 2004

                                                                OCTOBER 31,
                                                                   2004
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $  (149,909)
---------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                      458,107
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             2,818,163
===========================================================================
    Net increase in net assets resulting from operations          3,126,361
===========================================================================
Share transactions-net:
  Class A                                                        20,158,818
---------------------------------------------------------------------------
  Class B                                                         5,987,958
---------------------------------------------------------------------------
  Class C                                                         4,134,003
---------------------------------------------------------------------------
  Class R                                                            30,917
---------------------------------------------------------------------------
  Institutional Class                                             4,659,496
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                34,971,192
===========================================================================
    Net increase in net assets                                   38,097,553
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income (loss) of $(1,922)).                                 $38,097,553
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Small Companies Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on November 4, 2003.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor. The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.00%, 2.65%, 2.65%, 2.15% and 1.65% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the period November 4, 2003 (date operations commenced) through October 31, 2004, AIM waived fees of $93,787 and reimbursed expenses of $42,443. Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount paid by the Fund to AIM.

    For the period November 4, 2003 (date operations commenced) through October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $2,300 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period November 4, 2003 (date operations commenced) through October 31, 2004, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the period November 4, 2003 (date operations commenced) through October 31, 2004, the Fund paid AISI $8,875 for Class A, Class B, Class C and Class R shares and $383 for Institutional Class shares. AISI may make payments to intermediaries to provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period November 4, 2003 (date commenced) through October 31, 2004, the Class A, Class B, Class C and Class R shares paid $21,405, $23,038, $15,195 and $48, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period November 4, 2003 (date operations commenced) through October 31, 2004, AIM Distributors advised the Fund that it retained $23,572 in front-end sales commissions from the sale of Class A shares and $192, $448, $166 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the period November 4, 2003 (date operations commenced) through October 31, 2004, the Fund received credits in transfer agency fees of $156 and credits in custodian fees of $118 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $274.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period November 4, 2003 (date operations commenced) through October 31, 2004, the Fund paid legal fees of $2,481 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period November 4, 2003 (date operations commenced) through October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

There were no ordinary income or long-term capital gain distributions paid during the period November 4, 2003 (date operations commenced) through October 31, 2004.


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
---------------------------------------------------------------------------
Undistributed short-term gain                                   $   326,675
---------------------------------------------------------------------------
Unrealized appreciation -- investments                            2,818,163
---------------------------------------------------------------------------
Temporary book/tax differences                                       (1,922)
---------------------------------------------------------------------------
Shares of beneficial interest                                    34,954,637
===========================================================================
  Total net assets                                              $38,097,553
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(2,049).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has no capital loss carryforward as of October 31, 2004.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period November 4, 2003 (date operations commenced) through October 31, 2004 was $31,839,503 and $2,875,778, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $3,143,546
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (323,334)
==============================================================================
Net unrealized appreciation of investment securities               $2,820,212
______________________________________________________________________________
==============================================================================
Cost of investments is the same for tax and financial statement purposes.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, nondeductible stock issuance costs and net operating losses, on October 31, 2004, undistributed net investment income was increased by $147,987, undistributed net realized gain (loss) was decreased by $131,432 and shares of beneficial interest decreased by $16,555. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                  NOVEMBER 4, 2003
                                                                  (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                  OCTOBER 31, 2004
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,059,644    $22,545,293
--------------------------------------------------------------------------------------
  Class B                                                       593,305      6,419,319
--------------------------------------------------------------------------------------
  Class C                                                       420,237      4,528,577
--------------------------------------------------------------------------------------
  Class R(a)                                                      2,956         32,022
--------------------------------------------------------------------------------------
  Institutional Class(a)                                        431,390      4,705,451
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         8,450         94,770
--------------------------------------------------------------------------------------
  Class B                                                        (8,485)       (94,770)
======================================================================================
Reacquired:
  Class A                                                      (231,127)    (2,481,245)
--------------------------------------------------------------------------------------
  Class B                                                       (30,734)      (336,591)
--------------------------------------------------------------------------------------
  Class C                                                       (35,632)      (394,574)
--------------------------------------------------------------------------------------
  Class R(a)                                                        (96)        (1,105)
--------------------------------------------------------------------------------------
  Institutional Class(a)                                         (4,190)       (45,955)
======================================================================================
                                                              3,205,718    $34,971,192
______________________________________________________________________________________
======================================================================================

(a) Class R shares and Institutional Class shares commenced sales on April 30, 2004.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                    CLASS A
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                  OCTOBER 31,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.04)
================================================================================
  Net gains on securities (both realized and unrealized)               1.94
================================================================================
    Total from investment operations                                   1.90
================================================================================
Net asset value, end of period                                      $ 11.90
________________________________________________________________________________
================================================================================
Total return(a)                                                       19.00%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $21,862
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       2.01%(b)
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    3.26%(b)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.17)%(b)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(c)                                               29%
________________________________________________________________________________
================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for a period less than one year.
(b) Ratios are annualized and based on average daily net assets of $6,166,407.
(c)  Not annualized for a period less than one year.

                                                                    CLASS B
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                  OCTOBER 31,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.08)
================================================================================
  Net gains on securities (both realized and unrealized)               1.92
================================================================================
    Total from investment operations                                   1.84
================================================================================
Net asset value, end of period                                       $11.84
________________________________________________________________________________
================================================================================
Total return(a)                                                       18.40%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $6,558
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       2.66%(b)
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    3.91%(b)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.82)%(b)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(c)                                               29%
________________________________________________________________________________
================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for a period less than one year.
(b) Ratios are annualized and based on average daily net assets of $2,322,823.
(c)  Not annualized for a period less than one year.

                                                                    CLASS C
                                                                ----------------
                                                                NOVEMBER 4, 2003
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                  OCTOBER 31,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.07)
================================================================================
  Net gains on securities (both realized and unrealized)               1.90
================================================================================
    Total from investment operations                                   1.83
================================================================================
Net asset value, end of period                                       $11.83
________________________________________________________________________________
================================================================================
Total return(a)                                                       18.30%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $4,550
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       2.66%(b)
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    3.91%(b)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.82)%(b)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(c)                                               29%
________________________________________________________________________________
================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for a period less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,532,060.
(c)  Not annualized for a period less than one year.

                                                                    CLASS R
                                                                ----------------
                                                                 APRIL 30, 2004
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                  OCTOBER 31,
                                                                      2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.56
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.04)
================================================================================
  Net gains on securities (both realized and unrealized)               1.37
================================================================================
    Total from investment operations                                   1.33
================================================================================
Net asset value, end of period                                       $11.89
________________________________________________________________________________
================================================================================
Total return(a)                                                       12.59%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $   34
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       2.16%(b)
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    3.41%(b)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.32)%(b)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(c)                                               29%
________________________________________________________________________________
================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net value for financial reporting purposes and the returns based upon those net values may differ from the net asset value and returns for shareholder transactions. Not annualized for a period less than one year.
(b)  Ratios are annualized and based on average daily net assets of $18,853.
(c)  Not annualized for a period of less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.56
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.02)
===================================================================================
  Net gains on securities (both realized and unrealized)                1.38
===================================================================================
    Total from investment operations                                    1.36
===================================================================================
Net asset value, end of period                                        $11.92
___________________________________________________________________________________
===================================================================================
Total return(a)                                                        12.88%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $5,094
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        1.60%(b)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     2.86%(b)
===================================================================================
Ratio of net investment income (loss) to average net assets            (0.77)%(b)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(c)                                                29%
___________________________________________________________________________________
===================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for a period less than one year.
(b) Ratios are annualized and based on average daily net assets of $2,146,788.
(c)  Not annualized for a period of less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney

General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                                                     APPENDIX II

                                                   INVESCO HEALTH SCIENCES FUND
                                 Annual Report to Shareholders . March 31, 2004
                                 [COVER IMAGE]
                         [YOUR GOALS. OUR SOLUTIONS.]
                           - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
                                                             - SERVICEMARK -

INVESCO HEALTH SCIENCES FUND SEEKS CAPITAL GROWTH.
  . Unless otherwise stated, information is as of 3/31/04 and is based on total net assets
ABOUT SHARE CLASSES
  . Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
  . Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.
  . Class K shares are available only to certain retirement plans. Please see the prospectus for more information.
PRINCIPAL RISKS OF INVESTING IN THE FUND
  . Investing in mid-size companies involves risks not associated with investing in more established companies.
  . Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.
  . International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.
  . Portfolio turnover is greater than that of most funds, which may affect performance.
ABOUT INDEXES USED IN THIS REPORT
  . The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500(R) Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
  . The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.
  . A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
OTHER INFORMATION
  . Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE
AIMINVESTMENTS.COM
TO OUR SHAREHOLDERS

                 DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF FUNDS(R):
    [GRAHAM      Despite a pause during the final month of the fiscal year ended March 31, 2004, the major stock
     PHOTO]      market indexes here and abroad delivered positive performance for the year. Within those indexes, however, there was broad variation in returns. Take the S&P 500(R) Index, for example. The materials sector of that index, its best performer, returned 46.28%. Health care, its worst-performing sector, returned 13.08%. As is historically the case, bond market returns were more modest, but positive as well.
ROBERT H. GRAHAM    The U.S. economy appears to have turned a corner, with solid growth in gross domestic product
                 (GDP) throughout the fiscal year and the first estimate of GDP growth for the first quarter of
                 2004 coming in at an annualized rate of 4.2%. Overseas, economic performance picked up during the second half of 2003, and early in 2004 the International Monetary Fund observed that an economic recovery appeared to be taking hold in all regions, most strongly in emerging Asia.
                    Investors in the United States seem to have regained their confidence. They added $15.84 billion to U.S. stock mutual funds in March 2004 and $7.66 billion to bond funds. By contrast, money market funds, considered a safe haven because of their emphasis on stability of net asset value, suffered $10.86 billion in net outflows during the month. As the fiscal year closed, total mutual fund assets stood at $7.63 trillion.
                    The durability of these trends is, of course, unpredictable, and we caution our shareholders against thinking we will see a rerun of the markets' good performance during the year covered by this report. That said, it is also true that the economy appears to have the wind at its back in terms of fiscal, monetary and tax stimulus, and corporate earnings have been strong.
                    What should investors do? They should do what we have always urged: Keep their eyes on their long-term goals, keep their portfolios diversified, and work with their financial advisors to tailor their investments to their risk tolerance and investment objectives. We cannot overemphasize the importance of professional guidance when it comes to selecting investments.
                    For information on your fund's performance and management during the fiscal year, please see the management discussion that begins on the following page.
                 VISIT OUR WEB SITE
                    As you are aware, the mutual fund industry and AIM Investments have been the subject of allegations and investigations of late surrounding the issues of market timing and late trading in funds. We understand how unsettling this may be for many of our shareholders. We invite you to visit AIMinvestments.com, our Web site, often. We will continue to post updates on these issues as information becomes available.
                    The Securities and Exchange Commission, which regulates our industry, has already proposed new rules and regulations that address such important issues as market timing and late trading. Along with the Investment Company Institute, the industry trade group, we welcome these efforts. We believe comprehensive rule making is necessary and is the best way to establish new industry responsibilities designed to protect shareholders. We support practical rule changes and structural modifications that are fair, enforceable and, most importantly, beneficial for investors.
                    Should you visit our Web site, we invite you to explore the other material available there, including general investing information, performance updates on our funds, and market and economic commentary from our financial experts.
                    As always, AIM is committed to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our
                 Client Service representatives at 800-959-4246.

Sincerely,
/S/ ROBERT H. GRAHAM
--------------------------
Robert H. Graham
Chairman and President
April 25, 2004
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FUND FOCUSES ON STOCKS OF PHARMACEUTICAL COMPANIES
For the fiscal year ended March 31, 2004, INVESCO Health Sciences Fund,
Investor Class shares, returned 29.4%. Investor Class shares have no front-end or contingent deferred sales charges; therefore, performance is at net asset value. For the performance of other share classes, please see page 3. The fund underperformed the S&P 500 Index, which returned 35.10% for the year, but outperformed the health care sector of the index, which returned 13.08% over the same period.
   The fund underperformed the S&P 500 Index because investors generally preferred more aggressive sectors, such as information technology, during the reporting period. We also observed that investors generally favored more speculative stocks for much of the fiscal year. Stock selection in the pharmaceuticals, biotechnology, managed health care and health care equipment sub-sectors helped the fund outperform the health care sector of the S&P 500 Index.
MARKET CONDITIONS
The economy and the stock market exhibited strength for much of the year ended March 31, 2004. U.S. gross domestic product (GDP), the broadest measure of economic activity, expanded at an annualized rate of 3.1%, 8.2%, and 4.1%
during the second, third, and fourth quarters of 2003, and 4.2% in the first quarter of 2004. Information technology, materials and financials were the strongest-performing of the 10 sectors of the S&P 500 Index, while health care, consumer staples and telecommunications services were the weakest-performing sectors.
   In late June 2003, the Federal Reserve Board (the Fed) reduced short-term interest rates from 1.25% to 1.00%, explaining that it favored a more expansive monetary policy because the economy had not exhibited sustainable growth. In October, the Fed reported that economic expansion had increased and consumer spending was generally stronger, although the job market remained weak. By March, the Fed reported that economic activity expanded in January and
February; that consumer spending rose in most areas; that commercial real estate markets remained weak but that demand for housing remained strong; and that employment continued to grow slowly.
   Within the health care sector, many biotechnology stocks performed particularly well for much of the reporting period, although their performance declined toward the end of the fiscal year. Many pharmaceutical stocks performed well during the weeks preceding and following the December 8, 2003, approval of a new law adding prescription drug coverage to Medicare. During the first quarter of 2004, however, pharmaceutical stocks generally struggled amid a backdrop of growing discussion about prescription drug re-importation from Canada and increasing speculation on the outcome of the fall presidential and congressional elections.
YOUR FUND
At the close of the reporting period, the fund's top sub-sector weightings were pharmaceuticals, managed health care and health care equipment. During the fiscal year, we increased the fund's exposure to the stocks of managed health care companies. The sub-sectors that had the most positive impact on fund performance were pharmaceuticals, biotechnology and managed health care while our health care distributor holdings, as a group, detracted from performance.
   Our focus also was on the high-quality stocks of companies which we believed had the potential to exceed earnings within their industries and the market in general. For example, UnitedHealth Group, the fund's top
--------------------------------------------------------------------------------

         TOP 10 EQUITY HOLDINGS*
          1. UnitedHealth Group Inc..............................  4.3%
          2. Aetna Inc...........................................  4.3
          3. Proctor & Gamble Co. (The)..........................  3.8
          4. Caremark Rx, Inc....................................  3.7
          5. Anthem, Inc.........................................  3.7
          6. Takeda Chemical Industries, Ltd. (Japan)............  3.2
          7. Shire Pharmaceuticals Group PLC-ADR (United Kingdom)  3.0
          8. Boston Scientific Corp..............................  3.0
          9. Medco Health Solutions, Inc.........................  2.9
         10. Forest Laboratories, Inc............................  2.7
         TOP 10 INDUSTRIES*
          1. Pharmaceuticals..................................... 37.3%
          2. Managed Health Care................................. 16.7
          3. Health Care Equipment............................... 13.5
          4. Biotechnology.......................................  8.0
          5. Health Care Services................................  6.6
          6. Household Products..................................  3.8
          7. Health Care Facilities..............................  2.8
          8. Health Care Supplies................................  1.9
          9. Industrial Conglomerates............................  1.2
         10. Electronic Equipment Manufacturers..................  1.1
         TOP COUNTRIES**
          1. U.S.A............................................... 70.6%
          2. Switzerland.........................................  6.3
          3. Japan...............................................  5.7
          4. United Kingdom......................................  3.0
          5. Israel..............................................  2.5
          6. France..............................................  2.2
          7. Ireland.............................................  1.6
          8. Bermuda.............................................  1.2

*  Excludes money market fund holdings.
** Based on total investments.
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
--------------------------------------------------------------------------------
holding, is a leading managed health care company with about 50 million U.S. clients. The company reported record earnings for the first quarter of 2004, and its stock appreciated in value over the reporting period.
   We avoided the stocks of early stage biotechnology companies, even though they were among the best-performers within the health care sector, because these firms do not meet our positive earnings criteria. Moreover, in our opinion, they also tended to have higher-risk clinical programs.
   Biotechnology stocks that we did own, such as Genentech, were mostly those of established companies with solid earnings. Genentech was the stock that had the most positive impact on fund performance. The company recently received
Food and Drug Administration approval of its colon cancer drug Avastin and reported a 30% increase in operating revenue for the first quarter of 2004 compared to the same period for the previous year.
   Other stocks that contributed positively to fund performance included Boston Scientific, a medical supply company; and Teva Pharmaceuticals, a generic drug firm. Boston Scientific successfully launched its new TAXUS drug-eluting coronary stent, and preliminary net sales were estimated at $42 million for the 10-day period ended March 19, 2004. Teva Pharmaceuticals' multiple sclerosis drug Copaxone has been approved for marketing in 42 countries.
   Detracting from fund performance were Johnson & Johnson, a diversified health care product company; and Merck, a large pharmaceutical firm. Johnson & Johnson's loss of anticipated market share within the drug-eluting stent market caused the stock to decline. The impact on the fund, however, was mitigated by our large position in Boston Scientific, which gained expected share in this same market. Merck's stock declined in tandem with disappointing earnings announcements. The fund reduced both its Merck and Johnson & Johnson positions in the course of the year.
IN CLOSING
Throughout the reporting period, we remained committed to the fund's investment objective. We are pleased to have provided positive returns to the fund's shareholders for the year ended March 31, 2004, by investing principally in the stocks of high-quality companies that develop, produce or distribute products or services related to health care.
         See important fund and index disclosures inside front cover.

 WALD   THOMAS WALD,
[PHOTO] LEAD MANAGER
        Mr. Wald, Chartered Financial Analyst, began his investment career in 1988 and joined INVESCO in
        1997. He holds a master's degree in business administration from the Wharton School at the
        University of Pennsylvania. He received his bachelor's degree from Tulane University.
SUMMERS ANDY SUMMERS
[PHOTO]
        Mr. Summers, Chartered Financial Analyst, joined the INVESCO Health Sciences team in 1998. He earned a master's degree in finance from the University of Wisconsin at Madison, and a bachelor's degree in finance from the University of Wisconsin at Whitewater.

FUND VS. INDEXES
TOTAL RETURNS 3/31/03-3/31/04, EXCLUDING APPLICABLE FRONT-END LOAD OR CONTINGENT DEFERRED SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.

                    Class A Shares...........        29.51%
                    Class B Shares...........        28.66
                    Class C Shares...........        27.77
                    Class K Shares...........        28.46
                    Investor Class Shares....        29.46
                    S&P 500(R) Index.........        35.10
                    Source: Lipper, Inc.
                    TOTAL NUMBER OF HOLDINGS*           52
                    TOTAL NET ASSETS          $1.1 BILLION

                             [RIGHT ARROW GRAPHIC]
FOR A PRESENTATION OF YOUR FUNDS LONG-TERM PERFORMANCE RECORD, PLEASE TURN THE PAGE.
LONG-TERM PERFORMANCE
YOUR FUND'S LONG-TERM PERFORMANCE
Past performance cannot guarantee comparable future results.
   Investor Class shares do not have a front-end load or contingent deferred sales charge. Therefore, performance shown in this chart is at net asset value. Your fund's total return includes reinvested dividends, fund expenses and management fees. Index results include reinvested dividends, but they do not reflect fund expenses or management fees.
Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the index does not reflect the effects of taxes.
   In evaluating this chart, please note that the chart uses a logarithmic scale along the vertical axis (the value scale). This means that each scale increment always represents the same percent change in price; in a linear chart each scale increment always represents the same absolute change in price. In this example, the scale increment between $5,000 and $10,000 is the same as that between $10,000 and $20,000. In a linear chart, the latter scale increment would be twice as large. The benefit of using a logarithmic scale is that it better illustrates performance during the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers. Had the chart used a linear scale along its vertical axis, you would not be able to see as clearly the movements in the value of the fund and the index during the fund's early years. We use a logarithmic scale in financial reports of funds that have more than five years of performance history.
AVERAGE ANNUAL TOTAL RETURNS
As of 3/31/04, including applicable sales charges

CLASS A SHARES
Inception (3/28/02)................................................................................ -0.39%
1 Year............................................................................................. 22.40
CLASS B SHARES
Inception (3/28/02)................................................................................  0.36%
1 Year............................................................................................. 23.66
CLASS C SHARES.....................................................................................
Inception (2/14/00)................................................................................ -2.69%
1 Year............................................................................................. 26.77
CLASS K SHARES
Inception (11/30/00)............................................................................... -4.09%
1 Year............................................................................................. 28.46
INVESTOR CLASS SHARES
Inception (1/19/84)................................................................................ 16.32%
10 Years........................................................................................... 12.85
5 Years............................................................................................  1.10
1 Year............................................................................................. 29.46

RESULTS OF A $10,000 INVESTMENT
1/19/84-3/31/04
Index data from 1/31/84
                               [MOUNTAIN CHART]
                           INVESCO HEALTH SCIENCES
                                     FUND                    S&P 500
           DATE             INVESTOR CLASS SHARES             INDEX
           ----             ---------------------             -----
          1/19/84                    10000                     10000
        3/31/1984                     9650                      9815
        3/31/1985                    11932                     11668
        3/31/1986                    16304                     16063
        3/31/1987                    23109                     20272
        3/31/1988                    19446                     18580
        3/31/1989                    24997                     21947
        3/31/1990                    34043                     26166
        3/31/1991                    57548                     29929
        3/31/1992                    73678                     33225
        3/31/1993                    55909                     38279
        3/31/1994                    63222                     38838
        3/31/1995                    74724                     44874
        3/31/1996                   112621                     59265
        3/31/1997                   114547                     71011
        3/31/1998                   162377                    105070
        3/31/1999                   200602                    124495
        3/31/2000                   202692                    146819
        3/31/2001                   194343                    115009
        3/31/2002                   202002                    115290
        3/31/2003                   163640                     86752
        3/31/2004                   211845                    117202
                                                           SOURCE: LIPPER, INC.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
   Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class K shares do not have a front-end sales charge; returns shown at net asset value do not reflect a 0.70% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance quoted is at net asset value. Had the advisor not waived fees and/or reimbursed expenses, performance of Class A, Class B and Class C shares would have been lower. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

                        [ARROW For More Information Visit
                        BUTTON     AIMINVESTMENTS.COM
                        IMAGE]

FINANCIALS
SCHEDULE OF INVESTMENTS
March 31, 2004

                                                                     MARKET
                                                        SHARES       VALUE
-----------------------------------------------------------------------------------
DOMESTIC STOCKS-70.55%
BIOTECHNOLOGY-8.01%
Amgen Inc./(a)/                                          332,900 $    19,364,793
-----------------------------------------------------------------------------------
Biogen Idec Inc./(a)/                                    486,100      27,027,160
-----------------------------------------------------------------------------------
Genentech, Inc./(a)/                                     120,400      12,740,728
-----------------------------------------------------------------------------------
Genzyme Corp./(a)/                                       212,800      10,010,112
-----------------------------------------------------------------------------------
Ingenex, Inc.-Pfd., Series B, (Acquired 09/27/94;
 Cost $600,000)/(a)(b)(c)/                               103,055               0
-----------------------------------------------------------------------------------
Invitrogen Corp./(a)/                                    211,200      15,140,929
-----------------------------------------------------------------------------------
                                                                      84,283,722
-----------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
 MANUFACTURERS -1.05%
Thermo Electron Corp./(a)/                               392,800      11,108,384
-----------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-13.50%
Athersys Inc.-Pfd., Series F, Conv.(Acquired 04/17/00;
 Cost $4,999,992)/(a)(b)(c)/                             416,667       2,350,000
-----------------------------------------------------------------------------------
Boston Scientific Corp./(a)/                             736,700      31,221,346
-----------------------------------------------------------------------------------
Guidant Corp.                                            352,300      22,325,251
-----------------------------------------------------------------------------------
Kinetic Concepts, Inc./(a)/                              259,500      11,638,575
-----------------------------------------------------------------------------------
Medtronic, Inc.                                          481,700      23,001,175
-----------------------------------------------------------------------------------
St. Jude Medical, Inc./(a)/                              325,900      23,497,390
-----------------------------------------------------------------------------------
UltraGuide Inc.-Pfd., Series E (Acquired 06/01/01;
 Cost $151,000)/(a)(b)(c)/                               445,050               0
-----------------------------------------------------------------------------------
UltraGuide Inc.-Pfd., Series F (Acquired 06/01/01;
 Cost $1,348,502)/(a)(b)(c)/                              50,000               0
-----------------------------------------------------------------------------------
Zimmer Holdings, Inc./(a)/                               380,562      28,077,869
-----------------------------------------------------------------------------------
                                                                     142,111,606
-----------------------------------------------------------------------------------
HEALTH CARE FACILITIES-2.80%
Community Health Systems Inc./(a)/                       417,000      11,605,110
-----------------------------------------------------------------------------------
Health Management Associates, Inc.-Class A               451,300      10,474,673
-----------------------------------------------------------------------------------
Triad Hospitals, Inc./(a)/                               238,400       7,347,488
-----------------------------------------------------------------------------------
                                                                      29,427,271
-----------------------------------------------------------------------------------
HEALTH CARE SERVICES-6.55%
Caremark Rx, Inc./(a)/                                 1,170,976      38,934,952
-----------------------------------------------------------------------------------
Medco Health Solutions, Inc./(a)/                        883,315      30,032,710
-----------------------------------------------------------------------------------
                                                                      68,967,662
-----------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-3.83%
Procter & Gamble Co. (The)                               384,523      40,328,772
-----------------------------------------------------------------------------------
MANAGED HEALTH CARE-16.71%
Aetna Inc.                                               503,750      45,196,450
-----------------------------------------------------------------------------------
Anthem, Inc./(a)/                                        426,300      38,639,832
-----------------------------------------------------------------------------------
Coventry Health Care, Inc./(a)/                          515,750      21,831,698
-----------------------------------------------------------------------------------

                                                                  MARKET
                                                      SHARES      VALUE
   --------------------------------------------------------------------------
   MANAGED HEALTH CARE-(CONTINUED)
   UnitedHealth Group Inc.                            703,808 $    45,353,388
   --------------------------------------------------------------------------
   WellPoint Health Networks Inc./(a)/                218,600      24,859,192
   --------------------------------------------------------------------------
                                                                  175,880,560
   --------------------------------------------------------------------------
   PHARMACEUTICALS-18.10%
   Abbott Laboratories                                324,330      13,329,963
   --------------------------------------------------------------------------
   Allergan, Inc.                                     281,200      23,665,792
   --------------------------------------------------------------------------
   Barr Pharmaceuticals Inc. (a)                      334,200      15,339,780
   --------------------------------------------------------------------------
   Bristol-Myers Squibb Co.                           413,600      10,021,528
   --------------------------------------------------------------------------
   Forest Laboratories, Inc./(a)/                     400,600      28,690,972
   --------------------------------------------------------------------------
   Johnson & Johnson                                  310,362      15,741,561
   --------------------------------------------------------------------------
   King Pharmaceuticals, Inc./(a)/                    162,800       2,741,552
   --------------------------------------------------------------------------
   Lilly (Eli) & Co.                                  152,200      10,182,180
   --------------------------------------------------------------------------
   Merck & Co. Inc.                                   236,400      10,446,516
   --------------------------------------------------------------------------
   Pfizer Inc.                                        684,680      23,998,034
   --------------------------------------------------------------------------
   Pharmaceutical Resources, Inc./(a)/                172,500       9,808,350
   --------------------------------------------------------------------------
   Scimagix Inc.-Pfd., Series C (Acquired 05/24/01;
    Cost $1,350,000)/(a)(b)(c)/                       641,635         365,732
   --------------------------------------------------------------------------
   Valeant Pharmaceuticals International              552,500      13,188,175
   --------------------------------------------------------------------------
   Wyeth                                              348,000      13,067,400
   --------------------------------------------------------------------------
                                                                  190,587,535
   --------------------------------------------------------------------------
     Total Domestic Stocks
      (Cost $588,684,320)                                         742,695,512
   --------------------------------------------------------------------------
   FOREIGN STOCKS & OTHER EQUITY
    INTERESTS-22.31%
   BERMUDA-1.17%
   Tyco International Ltd. (Industrial Conglomerates) 429,500      12,305,175
   --------------------------------------------------------------------------
   FRANCE-2.18%
   Aventis S.A.-ADR (Pharmaceuticals)                 298,200      22,931,580
   --------------------------------------------------------------------------
   IRELAND-1.55%
   Elan Corp. PLC-ADR (Pharmaceuticals)/(a)/          789,200      16,273,304
   --------------------------------------------------------------------------
   ISRAEL-2.46%
   Teva Pharmaceutical Industries Ltd.-ADR
    (Pharmaceuticals)                                 407,540      25,842,111
   --------------------------------------------------------------------------
   JAPAN-5.70%
   Sankyo Co., Ltd. (Pharmaceuticals)                 606,000      13,160,650
   --------------------------------------------------------------------------
   Takeda Chemical Industries, Ltd. (Pharmaceuticals) 757,100      33,682,765
   --------------------------------------------------------------------------
   Yamanouchi Pharmaceutical Co., Ltd.
    (Pharmaceuticals)                                 383,100      13,150,179
   --------------------------------------------------------------------------
                                                                   59,993,594
   --------------------------------------------------------------------------

                                                                   MARKET
                                                      SHARES       VALUE
 -----------------------------------------------------------------------------
 SWITZERLAND-6.26%
 Alcon, Inc. (Health Care Supplies)                    318,750 $    20,176,875
 -----------------------------------------------------------------------------
 Novartis A.G.-ADR (Pharmaceuticals)                   429,758      18,307,691
 -----------------------------------------------------------------------------
 Roche Holding A.G. (Pharmaceuticals)                  280,794      27,462,466
 -----------------------------------------------------------------------------
                                                                    65,947,032
 -----------------------------------------------------------------------------
 UNITED KINGDOM-2.99%
 Shire Pharmaceuticals Group PLC-ADR
  (Pharmaceuticals)/(a)/                             1,071,000      31,519,530
 -----------------------------------------------------------------------------
   Total Foreign Stocks & Other Equity Interests
    (Cost $190,821,396)                                            234,812,326
 -----------------------------------------------------------------------------
 MONEY MARKET FUNDS-8.38%
 INVESCO Treasurer's Money Market Reserve Fund/(d)/
  (Cost $88,219,019)                                88,219,019      88,219,019
 -----------------------------------------------------------------------------
 TOTAL INVESTMENTS-101.24%
  (excluding investments purchased with cash
  collateral from securities loaned)
  (Cost $867,724,735)                                            1,065,726,857
 -----------------------------------------------------------------------------

                                                                     MARKET
                                                       SHARES        VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
 COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS-0.36%
INVESCO Treasurer's Money Market Reserve Fund/(d)(e)/ 3,774,000 $     3,774,000
--------------------------------------------------------------------------------
    Total Money Market Funds (purchased with cash
     collateral from securities loaned)
     (Cost $3,774,000)                                                3,774,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-101.60% (Cost $871,498,735)                     1,069,500,857
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(1.60%)                               (16,801,735)
--------------------------------------------------------------------------------
NET ASSETS-100.00%                                              $ 1,052,699,122
--------------------------------------------------------------------------------

Investment Abbreviations:
ADR- American Depositary Receipt
Conv.- Convertible
Pfd.- Preferred
Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/04 was $2,715,732, which represented 0.26% of the Fund's net assets. These securities are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 03/31/04 was $2,715,732, which represented 0.25% of the Fund's total investments.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying notes which are an integral part of the financial statements. STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004

ASSETS:
Investments, at market value (cost $779,505,716)*                     $  977,507,838
-------------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $91,993,019)           91,993,019
-------------------------------------------------------------------------------------
    Total investments (cost $871,498,735)                              1,069,500,857
-------------------------------------------------------------------------------------
Foreign currencies, at value (cost $0)                                        55,354
-------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                         6,946,006
-------------------------------------------------------------------------------------
  Fund shares sold                                                           254,911
-------------------------------------------------------------------------------------
  Dividends                                                                  735,845
-------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                    171,299
-------------------------------------------------------------------------------------
Other assets                                                                 123,301
-------------------------------------------------------------------------------------
    Total assets                                                       1,077,787,573
-------------------------------------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                                                   17,267,383
-------------------------------------------------------------------------------------
  Fund shares reacquired                                                   2,267,160
-------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                 211,691
-------------------------------------------------------------------------------------
  Collateral upon return of securities loaned                              3,774,000
-------------------------------------------------------------------------------------
Accrued distribution fees                                                    222,336
-------------------------------------------------------------------------------------
Accrued transfer agent fees                                                1,097,060
-------------------------------------------------------------------------------------
Accrued operating expenses                                                   248,821
-------------------------------------------------------------------------------------
    Total liabilities                                                     25,088,451
-------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $1,052,699,122
-------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Shares of beneficial interest                                         $1,012,149,494
-------------------------------------------------------------------------------------
Undistributed net investment income (loss)                                  (343,640)
-------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 foreign currencies                                                     (157,020,923)
-------------------------------------------------------------------------------------
Unrealized appreciation of investment securities and foreign
 currencies                                                              197,914,191
-------------------------------------------------------------------------------------
                                                                      $1,052,699,122
-------------------------------------------------------------------------------------

NET ASSETS:
Class A                                                                $    5,517,191
-------------------------------------------------------------------------------------
Class B                                                                $    1,983,017
-------------------------------------------------------------------------------------
Class C                                                                $    6,688,422
-------------------------------------------------------------------------------------
Class K                                                                $    2,986,583
-------------------------------------------------------------------------------------
Investor Class                                                         $1,035,523,909
-------------------------------------------------------------------------------------
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
 SHARES AUTHORIZED:
Class A                                                                       110,484
-------------------------------------------------------------------------------------
Class B                                                                        40,196
-------------------------------------------------------------------------------------
Class C                                                                       140,444
-------------------------------------------------------------------------------------
Class K                                                                        61,496
-------------------------------------------------------------------------------------
Investor Class                                                             20,759,391
-------------------------------------------------------------------------------------
Class A :
 Net asset value per share                                             $        49.94
-------------------------------------------------------------------------------------
 Offering price per share:
   (Net asset value of $49.94 / 94.50%)                                $        52.85
-------------------------------------------------------------------------------------
Class B :
 Net asset value and offering price per share                          $        49.33
-------------------------------------------------------------------------------------
Class C :
 Net asset value and offering price per share                          $        47.62
-------------------------------------------------------------------------------------
Class K :
 Net asset value and offering price per share                          $        48.57
-------------------------------------------------------------------------------------
Investor Class:
 Net asset value and offering price per share                          $        49.88
-------------------------------------------------------------------------------------

* At March 31, 2004, securities with an aggregate market value of $3,698,112 were on loan to brokers.
See accompanying notes which are an integral part of the financial statements. STATEMENT OF OPERATIONS
For the year ended March 31, 2004

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $244,296)                                              $  9,233,486
-----------------------------------------------------------------------------------------------------------------
Dividends and interest from affiliates*                                                                  247,188
-----------------------------------------------------------------------------------------------------------------
Interest                                                                                                  29,829
-----------------------------------------------------------------------------------------------------------------
   Total investment income                                                                             9,510,503
-----------------------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                                                          6,856,814
-----------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                             485,103
-----------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                           143,930
-----------------------------------------------------------------------------------------------------------------
Distribution fees:
 Class A                                                                                                  10,795
-----------------------------------------------------------------------------------------------------------------
 Class B                                                                                                  12,048
-----------------------------------------------------------------------------------------------------------------
 Class C                                                                                                  68,697
-----------------------------------------------------------------------------------------------------------------
 Class K                                                                                                  12,233
-----------------------------------------------------------------------------------------------------------------
 Investor Class                                                                                        2,604,768
-----------------------------------------------------------------------------------------------------------------
Transfer agent fees:
 Class A                                                                                                  23,712
-----------------------------------------------------------------------------------------------------------------
 Class B                                                                                                   6,276
-----------------------------------------------------------------------------------------------------------------
 Class C                                                                                                  93,645
-----------------------------------------------------------------------------------------------------------------
 Class K                                                                                                  21,101
-----------------------------------------------------------------------------------------------------------------
 Investor Class                                                                                        4,313,343
-----------------------------------------------------------------------------------------------------------------
Trustees' fees                                                                                            46,638
-----------------------------------------------------------------------------------------------------------------
Other                                                                                                  1,043,010
-----------------------------------------------------------------------------------------------------------------
   Total expenses                                                                                     15,742,113
-----------------------------------------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangements                                   (439,222)
-----------------------------------------------------------------------------------------------------------------
   Net expenses                                                                                       15,302,891
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                          (5,792,388)
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) from:
 Investment securities                                                                               207,737,435
-----------------------------------------------------------------------------------------------------------------
 Foreign currencies                                                                                     (230,534)
-----------------------------------------------------------------------------------------------------------------
                                                                                                     207,506,901
-----------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                                                                66,472,940
-----------------------------------------------------------------------------------------------------------------
 Foreign currencies                                                                                      (14,332)
-----------------------------------------------------------------------------------------------------------------
                                                                                                      66,458,608
-----------------------------------------------------------------------------------------------------------------
Net gain from investment securities and foreign currencies                                           273,965,509
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                $268,173,121
-----------------------------------------------------------------------------------------------------------------

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.
See accompanying notes which are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS
For the years ended March 31, 2004 and 2003

                                                        2004            2003
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $   (5,792,388) $   (7,840,770)
----------------------------------------------------------------------------------
 Net realized gain (loss) from investment
   securities and foreign currencies                  207,506,901    (171,617,410)
----------------------------------------------------------------------------------
 Change in net unrealized appreciation
   (depreciation) of investment securities and
   foreign currencies                                  66,458,608     (87,177,417)
----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                        268,173,121    (266,635,597)
----------------------------------------------------------------------------------
Share transactions-net:
 Class A                                                1,072,602       3,988,853
----------------------------------------------------------------------------------
 Class B                                                1,101,462         671,274
----------------------------------------------------------------------------------
 Class C                                                 (788,606)     (7,772,056)
----------------------------------------------------------------------------------
 Class K                                                  386,419          66,202
----------------------------------------------------------------------------------
 Investor Class                                      (184,199,042)   (256,974,896)
----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from share transactions               (182,427,165)   (260,020,623)
----------------------------------------------------------------------------------
   Net increase (decrease) in net assets               85,745,956    (526,656,220)
----------------------------------------------------------------------------------
NET ASSETS:
 Beginning of year                                    966,953,166   1,493,609,386
----------------------------------------------------------------------------------
 End of year (including undistributed net
   investment income (loss) of $(343,640) and
   $(158,098) for 2004 and 2003, respectively)     $1,052,699,122  $  966,953,166
----------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements. NOTES TO FINANCIAL STATEMENTS
March 31, 2004
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
INVESCO Health Sciences Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 21, 2003, the Fund was restructured from a separate series of AIM Sector Funds, Inc., formerly known as INVESCO Sector Funds, Inc., to a new series portfolio of the Trust.
  The Fund's investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, the Fund's officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end, and as such, the net asset value for shareholder transactions may be different than the net asset value reported in these financial statements. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.
B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME --Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. EXPENSES -- Each class bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based on relative net assets of each class. Effective April 1, 2004, fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average net assets as follows:

                    AVERAGE NET ASSETS                 RATE
                    ----------------------------------------
                    First $350 million                 0.75%
                    ----------------------------------------
                    From $350 million to $700 million  0.65%
                    ----------------------------------------
                    From $700 million to $2 billion    0.55%
                    ----------------------------------------
                    From $2 billion to $4 billion      0.45%
                    ----------------------------------------
                    From $4 billion to $6 billion      0.40%
                    ----------------------------------------
                    From $6 billion to $8 billion     0.375%
                    ----------------------------------------
                    Over $8 billion                    0.35%
                    ----------------------------------------

  For the period November 25, 2003 through March 31, 2004, the Fund paid advisory fees to AIM of $2,433,038. Prior to November 25, 2003, the Trust had an investment advisory agreement with INVESCO Funds Group, Inc. ("IFG"). For the period April 1, 2003 through November 24, 2003, the Fund paid advisory fees under similar terms to IFG of $4,423,775. AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.
  The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Class A, Class B, Class C and Class K shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.10%, 2.75%, 2.75% and 2.20%, respectively. In addition, the Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A and Class B shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.40% and 2.05%, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the contractual and voluntary caps stated above:
(i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.
Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The contractual expense limitation agreement is in effect through March 31, 2004. Effective April 1, 2004, the Fund's contractual expense limitations are 2.00%, 2.65%, 2.65%, 2.10% and 1.90% for Class A, Class B, Class C, Class K and Investor Class shares, respectively, excluding certain items discussed above. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors after April 30, 2004 upon consultation with the Board of Trustees. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in money market funds with cash collateral from securities loaned by the Fund). For the period November 6, 2003 through March 31, 2004, AIM waived fees of $2,133.
  For the period November 25, 2003 through March 31, 2004, AIM reimbursed transfer agency expenses of the Fund of $8,324, $273, $823, $0 and $0 for Class A, Class B, Class C, Class K and Investor Class shares, respectively. Prior to November 25, 2003, IFG reimbursed transfer agency expenses of the Fund of $15,388, $6,002, $40,232, $2,822 and $234,235 for Class A, Class B, Class C,
Class K and Investor Class shares, respectively. For the period November 25, 2003 through March 31, 2004, AIM reimbursed other class-specific expenses of the Fund of $948, $5,999, $0, $0 and $0 for Class A, Class B, Class C, Class K and Investor Class shares, respectively. For the period November 25, 2003 through March 31, 2004, AIM made no reimbursements of fund level expenses of the Fund. Prior to November 25, 2003, IFG reimbursed fund level expenses of the Fund of $26,257.
  AIM is entitled to reimbursement from a Fund that has had fees and expenses absorbed pursuant to these arrangements if such reimbursements do not cause the Fund to exceed the then current expense limitations and the reimbursement is made within three years after AIM incurred the expense. At March 31, 2004, the reimbursement that may potentially be made by the Fund to AIM which will expire during the calendar year ended 2005 for Class A, Class B, Class C, Class K and Investor Class shares was $3,561, $386, $12,548, $0 and $0, respectively, expiring during the calendar year ended 2006 for Class A, Class B, Class C, Class K and Investor Class shares was $21,600, $8,484, $66,257, $2,757 and $0, respectively and expiring during the calendar year ended 2007 for Class A, Class B, Class C, Class K and Investor Class shares was $6,328, $5,053, $0, $0 and $0, respectively. During the year ended March 31, 2004, the Fund reimbursed AIM for previously reimbursed Fund expenses of $11,763 and made no such reimbursements to IFG.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period November 25, 2003 through March 31, 2004, AIM was paid $172,519 for such services. Prior to November 25, 2003, the Trust had an administrative services agreement with IFG. For the period April 1, 2003 through November 24, 2003, under similar terms, IFG was paid $312,584 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. Prior to October 1, 2003, the Trust had a transfer agency and service agreement with IFG. For the period April 1, 2003 through September 30, 2003, IFG, under similar terms, retained $2,106,474 for such services. For the period October 1, 2003 through March 31, 2004, AISI retained $2,132,087 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the average daily net assets of Class K shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class K shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through March 31, 2004, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $7,961, $10,145 $50,211, $9,648 and $1,972,216,
respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. ("IDI") served as the Fund's distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid IDI $2,834, $1,903, $18,486, $2,585 and $632,552, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through March 31, 2004, AIM Distributors advised the Fund that it retained $7030 in front-end sales commissions from the sale of Class A shares and $0, $506, $413, $0 and $0 from Class A, Class B, Class C, Class K and Investor Class shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG advised the Fund that it retained $2,216 in front-end sales commissions from the sale of Class A shares and $0, $533, $438, $0 and $0 from Class A, Class B, Class C, Class K and Investor Class shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.
NOTE 3--INVESTMENTS IN AFFILIATES
The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the period ended March 31, 2004.

                                                                        UNREALIZED
                               MARKET VALUE  PURCHASES    SALES AT     APPRECIATION  MARKET VALUE DIVIDEND  REALIZED
                                 03/31/03     AT COST       COST      (DEPRECIATION)   03/31/04    INCOME  GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Pharmaceutical HOLDRs Trust    $42,888,360  $11,843,645 $(17,466,855)  $(37,265,150)     $ --       $ --     $75,506
----------------------------------------------------------------------------------------------------------------------

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended March 31, 2004.
INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                               MARKET VALUE  PURCHASES      PROCEEDS     APPRECIATION  MARKET VALUE DIVIDEND  REALIZED
                                 03/31/03     AT COST      FROM SALES   (DEPRECIATION)   03/31/04    INCOME  GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's Money
 Market Reserve Fund               $ --     $387,778,863 $(299,559,844)      $ --      $88,219,019  $149,643    $ --
------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                            UNREALIZED
                               MARKET VALUE   PURCHASES       PROCEEDS     APPRECIATION  MARKET VALUE DIVIDEND  REALIZED
                                 03/31/03      AT COST       FROM SALES   (DEPRECIATION)   03/31/04   INCOME*  GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's Money
 Market Reserve Fund            24,193,400     664,447,935  (684,867,335)        --        3,774,000    97,263      --
--------------------------------------------------------------------------------------------------------------------------
   Total                       $24,193,400  $1,052,226,798 $(984,427,179)      $ --      $91,993,019  $246,906    $ --
--------------------------------------------------------------------------------------------------------------------------

* Dividend income is net of fees paid to security lending counterparties of $121,905.
NOTE 4--EXPENSE OFFSET ARRANGEMENTS
Indirect expenses under expense offset arrangements are comprised of custodian credits resulting from periodic overnight cash balances and custodian credits resulting from security brokerage transactions at the custodian. The directed brokerage arrangement with the custodian was terminated on November 18, 2003. For the year ended March 31, 2004, the Fund received reductions in custodian fees from periodic overnight cash balances of $4,538 and from security brokerage transactions of $91,248 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $95,786.
NOTE 5--TRUSTEES' FEES
Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.
  Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5--TRUSTEES' FEES (continued)
  During the year ended March 31, 2004, the Fund paid legal fees of $1,371 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
NOTE 6--BORROWINGS
Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended March 31, 2004.
  Effective December 9, 2003, the Fund became a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the year ended March 31, 2004.
  The Fund had available a committed Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to meet redemption needs. The LOC permitted borrowings to a maximum of 10% of the net assets at value of the Fund. Each fund agreed to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The Fund did not borrow under the LOC during the period until its expiration date on December 3, 2003.
  Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.
NOTE 7--ADVANCES TO AFFILIATES
Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                              TRANSACTIONS DURING THE PERIOD
                          ----------------------------------------------------------------------
                           ADVANCES   INCREASES IN DECREASES IN  ADVANCES     AVERAGE
                          OUTSTANDING ADVANCES TO  ADVANCES TO  OUTSTANDING ADVANCES TO INTEREST
                           03/31/03    AFFILIATES   AFFILIATES   03/31/04   AFFILIATES   INCOME
------------------------------------------------------------------------------------------------
INVESCO Total Return Fund    $ --      $5,100,000  $(5,100,000)    $ --     $1,700,000    $178
------------------------------------------------------------------------------------------------
INVESCO High Yield Fund        --       3,000,000   (3,000,000)      --      1,000,000     104
------------------------------------------------------------------------------------------------
    Total                    $ --      $8,100,000  $(8,100,000)    $ --     $2,700,000    $282
------------------------------------------------------------------------------------------------

NOTE 8--PORTFOLIO SECURITIES LOANED
The Fund has entered into a securities lending agreement with SSB. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to SSB or to the borrower from lending transactions. In exchange for such fees, SSB is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by SSB in an affiliated money market fund. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
  At March 31, 2004, securities with an aggregate value of $3,698,112 were on loan to brokers. The loans were secured by cash collateral of $3,774,000 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended March 31, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $97,263 for securities lending transactions.
NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS DISTRIBUTIONS TO SHAREHOLDERS:
There were no ordinary income or long-term capital gain distributions paid during the years ended March 31, 2004 and 2003.
TAX COMPONENTS OF NET ASSETS:
As of March 31, 2004, the components of net assets on a tax basis were as follows:

     Unrealized appreciation (depreciation) -- investments $  179,468,634
     ---------------------------------------------------------------------
     Temporary book/tax differences                              (152,285)
     ---------------------------------------------------------------------
     Capital loss carryforward                               (138,575,367)
     ---------------------------------------------------------------------
     Post-October currency loss deferral                         (191,354)
     ---------------------------------------------------------------------
     Shares of beneficial interest                          1,012,149,494
     ---------------------------------------------------------------------
     Total net assets                                      $1,052,699,122
     ---------------------------------------------------------------------

  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the deferral of losses on certain straddles. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(87,931).
NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS
       (continued)
  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.
  The Fund utilized $158,901,449 of capital loss carryforward in the current period to offset net realized gain for federal income tax purposes. The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                  CAPITAL LOSS
                  EXPIRATION                      CARRYFORWARD
                  --------------------------------------------
                  March 31, 2011                   138,575,367
                  --------------------------------------------
                  Total capital loss carryforward $138,575,367
                  --------------------------------------------

The ability to use capital loss carryforwards may be limited under the Internal Revenue Code and related regulations.
NOTE 10--INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended March 31, 2004 was $1,277,140,700 and $1,538,531,746, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $195,617,392
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (16,060,827)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $179,556,565
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $889,944,292.
NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES
Primarily as a result of differing book/tax treatment of net operating losses, foreign currency transactions and expenses related to the plan of reorganization, on March 31, 2004, undistributed net investment income (loss) was increased by $5,606,846, undistributed net realized gain (loss) increased by $230,534 and shares of beneficial interest decreased by $5,837,380. This reclassification had no effect on the net assets of the Fund.
NOTE 12--SHARE INFORMATION
The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------
                                                           YEAR ENDED MARCH 31,
                                         --------------------------------------------------------
                                                    2004                         2003
                                         ---------------------------------------------------------
                                            SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------------------------------------------------------
Sold:
 Class A                                     160,803  $   7,200,295      287,786  $    11,568,902
--------------------------------------------------------------------------------------------------
 Class B                                      29,077      1,341,582       17,220          709,368
--------------------------------------------------------------------------------------------------
 Class C                                   1,036,376     41,743,804    2,159,153       86,806,161
--------------------------------------------------------------------------------------------------
 Class K                                     111,855      4,864,298       32,296        1,290,276
--------------------------------------------------------------------------------------------------
 Investor Class                            6,463,367    280,566,456   79,949,743    3,275,394,183
--------------------------------------------------------------------------------------------------
                                                                              --               --
--------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares
 to Class A shares:*
 Class A                                          48          2,378           --               --
--------------------------------------------------------------------------------------------------
 Class B                                         (49)        (2,378)          --               --
--------------------------------------------------------------------------------------------------
Reacquired:
 Class A                                    (147,133)    (6,130,071)    (191,020)      (7,580,049)
--------------------------------------------------------------------------------------------------
 Class B                                      (5,026)      (237,742)      (1,026)         (38,094)
--------------------------------------------------------------------------------------------------
 Class C                                  (1,052,784)   (42,532,410)  (2,342,780)     (94,578,217)
--------------------------------------------------------------------------------------------------
 Class K                                    (102,995)    (4,477,879)     (30,847)      (1,224,074)
--------------------------------------------------------------------------------------------------
 Investor Class                          (10,486,495)  (464,765,498) (86,187,098)  (3,532,369,079)
--------------------------------------------------------------------------------------------------
                                          (3,992,956) $(182,427,165)  (6,306,573) $  (260,020,623)
--------------------------------------------------------------------------------------------------

* Prior to the year ended March 31, 2004, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.
NOTE 13--FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                                            ---------------------------
                                                                                    YEAR ENDED
                                                                                     MARCH 31,
                                                                            ---------------------------
                                                                                2004          2003
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $38.56        $ 47.56
-------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                                                (0.22)/(a)/    (0.22)/(a)/
-------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized and unrealized)             11.60          (8.78)
-------------------------------------------------------------------------------------------------------
   Total from investment operations                                          11.38          (9.00)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $49.94        $ 38.56
-------------------------------------------------------------------------------------------------------
Total return/(b)/                                                            29.51%        (18.92)%
-------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                    $5,517        $ 3,731
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and expense reimbursements                                  1.40%/(c)/     1.41%
-------------------------------------------------------------------------------------------------------
 Without fee waivers and expense reimbursements                               2.20%/(c)/     1.88%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets                  (0.49)%/(c)/   (0.69)%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                        124%           179%
-------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
/(c)/Ratios exclude expense offset arrangements and are based on average daily net assets of $3,084,299.

                                                                             CLASS B
                                                                   ---------------------------
                                                                           YEAR ENDED
                                                                            MARCH 31,
                                                                   ---------------------------
                                                                       2004          2003
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $38.34        $ 47.56
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.52)/(a)/    (0.44)/(a)/
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)   11.51          (8.78)
----------------------------------------------------------------------------------------------
    Total from investment operations                                10.99          (9.22)
----------------------------------------------------------------------------------------------
Net asset value, end of period                                     $49.33        $ 38.34
----------------------------------------------------------------------------------------------
Total return/(b)/                                                   28.66%        (19.39)%
----------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,983        $   621
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.05%/(c)/     2.06%
----------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     3.07%/(c)/     2.51%
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets         (1.14)%/(c)/   (1.22)%
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                               124%           179%
----------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
/(c)/Ratios exclude expense offset arrangements and are based on average daily net assets of $1,204,792.

                                                                    CLASS C
                                         --------------------------------------------------------------
                                                                                       FEBRUARY 14,
                                                                                     2000 (DATE SALES
                                                    YEAR ENDED MARCH 31,              COMMENCED) TO
                                         -----------------------------------------      MARCH 31,
                                             2004        2003      2002      2001          2000
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $37.27        $ 46.68   $ 45.40   $ 55.50       $ 62.05
-------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)             (0.79)/(a)/    (1.20)    (0.35)    (0.05)        (0.03)/(a)/
-------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)               11.14          (8.21)     1.65     (0.94)        (6.52)
-------------------------------------------------------------------------------------------------------
   Total from investment operations       10.35          (9.41)     1.30     (0.99)        (6.55)
-------------------------------------------------------------------------------------------------------
Less distributions:
 Distributions from net realized gains       --             --        --     (9.11)           --
-------------------------------------------------------------------------------------------------------
 Return of capital                           --             --     (0.02)       --            --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period           $47.62        $ 37.27   $ 46.68   $ 45.40       $ 55.50
-------------------------------------------------------------------------------------------------------
Total return/(b)/                         27.77%        (20.16)%    2.85%    (4.79)%      (10.56)%
-------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted) $6,688        $ 5,846   $15,892   $10,767       $   470
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and expense
   reimbursements                          2.75%/(c)/     2.81%     2.26%     2.03%         1.65%/(d)/
-------------------------------------------------------------------------------------------------------
 Without fee waivers and expense
   reimbursements                          3.35%/(c)/     3.27%     2.26%     2.03%         1.65%/(d)/
-------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                    (1.84)%/(c)/   (2.04)%   (1.70)%   (1.08)%       (0.54)%/(d)/
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                124%           179%      160%      177%          107%
-------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
/(c)/Ratios exclude expense offset arrangements and are based on average daily net assets of $6,869,665.
/(d)/Annualized.
/(e)/Not annualized for periods less than one year.

                                                                                           CLASS K
                                                                   -------------------------------------------------------
                                                                                                          NOVEMBER 30,
                                                                                                        2000 (DATE SALES
                                                                                                           COMMENCED)
                                                                           YEAR ENDED MARCH 31,             THROUGH
                                                                   ------------------------------------    MARCH 31,
                                                                       2004        2003        2002           2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $37.81        $ 46.98   $45.43           $ 55.84
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.57)/(a)/    (0.23)   (0.48)/(a)/       (0.22)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)   11.33          (8.94)    2.05            (10.19)
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                10.76          (9.17)    1.57            (10.41)
--------------------------------------------------------------------------------------------------------------------------
  Return of capital                                                    --             --    (0.02)               --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $48.57        $ 37.81   $46.98           $ 45.43
--------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                                                   28.46%        (19.50)%   3.42%           (18.64)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $2,987        $ 1,990   $2,405           $     1
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.19%/(c)/     2.07%    1.71%             3.62%/(d)/
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     2.30%/(c)/     2.07%    1.71%             3.62%/(d)/
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets         (1.28)%/(c)/   (1.29)%  (1.09)%           (2.75)%/(d)/
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                                          124%           179%     160%              177%
--------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(c)/Ratios exclude expense offset arrangements and are based on average daily net assets of $2,718,377.
/(d)/Annualized.
/(e)/Not annualized for periods less than one year.

                                                                     INVESTOR CLASS
                          -----------------------------------------------------------------------------------------------
                                                                                                FIVE MONTHS
                                                 YEAR ENDED MARCH 31,                              ENDED         YEAR ENDED
                          ------------------------------------------------------------------     MARCH 31,       OCTOBER 31,
                                2004             2003            2002             2001             2000             1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period      $    38.53        $  47.56       $    45.78       $    55.52       $    58.39        $    62.12
------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income
   (loss)                      (0.24)/(a)/     (0.28)/(a)/      (0.38)/(a)/      (0.12)/(a)/      (0.06)/(a)/        0.14/(a)/
------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
   securities (both
   realized and
   unrealized)                 11.59           (8.75)            2.18            (0.51)            3.53              5.02
------------------------------------------------------------------------------------------------------------------------------
   Total from investment
     operations                11.35           (9.03)            1.80            (0.63)            3.47              5.16
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment income              --              --               --               --            (0.25)            (0.04)
------------------------------------------------------------------------------------------------------------------------------
 Return of capital                --              --            (0.02)           (9.11)           (6.09)            (8.85)
------------------------------------------------------------------------------------------------------------------------------
   Total distributions            --              --            (0.02)           (9.11)           (6.34)            (8.89)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $    49.88        $  38.53       $    47.56       $    45.78       $    55.52        $    58.39
------------------------------------------------------------------------------------------------------------------------------
Total return/(b)/              29.46%         (18.99)%           3.95%           (4.12)%           6.30%             8.44%
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of
 period (000s omitted)    $1,035,524        $954,765       $1,475,313       $1,580,378       $1,622,624        $1,574,020
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
 average net assets:
 With fee waivers and
   expense reimbursements       1.45%/(c)/      1.44%            1.31%            1.23%            1.18%/(d)/        1.22%
------------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and
   expense reimbursements       1.47%/(c)/      1.44%            1.31%            1.23%            1.18%/(d)/        1.22%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to
 average net assets            (0.54)%/(c)/    (0.68)%          (0.75)%          (0.20)%          (0.22)%/(d)/       0.07%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
 rate/(e)/                       124%            179%             160%             177%             107%              127%
------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustment in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(c)/Ratios exclude expense offset arrangements and are based on average daily net assets of $1,041,907,166.
/(d)/Annualized.
/(e)/Not annualized for periods less than one year.
NOTE 14--LEGAL PROCEEDINGS
Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.
  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.
  Regulatory Actions and Inquiries Concerning IFG
  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.
  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO
Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.
  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.
  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific
INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.
  Regulatory Inquiries Concerning AIM
  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of
Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.
  Response of AMVESCAP
  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.
  For the period ended March 31, 2004, AMVESCAP has assumed $47,285 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.
  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management,
Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.
  Private Actions Alleging Market Timing
  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.
  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.
  Other Private Actions
  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws;
(ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.
  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain
AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.
  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.
  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
and Shareholders of INVESCO Health Sciences Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the INVESCO Health Sciences Fund (one of the funds constituting AIM Sector Funds, formerly known as INVESCO Sector Funds, Inc.; hereafter referred to as the "Fund") at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PRICEWATERHOUSECOOPERS LLP
May 21, 2004
Houston, Texas
PROXY RESULTS (UNAUDITED)
A Special Meeting of Shareholders of INVESCO Health Sciences Fund ("Fund"), a portfolio of AIM Sector Funds (formerly INVESCO Sector Funds, Inc. and AIM Sector Funds, Inc.), ("Company"), a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purposes:
(1)* To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.
(2) To approve a new Investment Advisory Agreement with A I M Advisors, Inc.
(3) To approve a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.
(4)* To approve an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.
The results of the voting on the above matters were as follows:

                                                                                          WITHHOLDING
   TRUSTEES/MATTER                                                             VOTES FOR   AUTHORITY
-----------------------------------------------------------------------------------------------------
(1)* Bob R. Baker............................................................ 180,656,046  7,579,993
   Frank S. Bayley........................................................... 180,582,837  7,653,202
   James T. Bunch............................................................ 180,691,948  7,544,091
   Bruce L. Crockett......................................................... 180,684,508  7,551,531
   Albert R. Dowden.......................................................... 180,685,109  7,550,930
   Edward K. Dunn, Jr........................................................ 180,631,046  7,604,993
   Jack M. Fields............................................................ 180,693,732  7,542,307
   Carl Frischling........................................................... 180,533,393  7,702,646
   Robert H. Graham.......................................................... 180,605,027  7,631,012
   Gerald J. Lewis........................................................... 180,521,441  7,714,598
   Prema Mathai-Davis........................................................ 180,539,106  7,696,933
   Lewis F. Pennock.......................................................... 180,564,136  7,671,903
   Ruth H. Quigley........................................................... 180,457,744  7,778,295
   Louis S. Sklar............................................................ 180,639,099  7,596,940
   Larry Soll, Ph.D.......................................................... 180,690,925  7,545,114
   Mark H. Williamson........................................................ 180,563,427  7,672,612

                                                                                  VOTES    WITHHELD/
   MATTER                                                            VOTES FOR   AGAINST  ABSTENTIONS
------------------------------------------------------------------------------------------------------
(2) Approval of a new Investment Advisory Agreement with A I M
    Advisors, Inc..................................................  11,841,246   755,366    407,531
(3) Approval of a new Sub-Advisory Agreement between A I M
    Advisors, Inc. and INVESCO Institutional (N.A.), Inc...........  11,803,360   779,373    421,410
(4)* Approval of an Agreement and Plan of Reorganization which provides for the redomestication of Company as a Delaware
     statutory trust and, in connection therewith, the sale of
     all of Company's assets and the dissolution of Company as a
     Maryland corporation.......................................... 145,562,378 6,474,482 36,199,179**

 * Proposal required approval by a combined vote of all the portfolios of AIM Sector Funds, Inc.
** Includes Broker Non-Votes
OTHER INFORMATION
TRUSTEES AND OFFICERS
As of April 30, 2004
The address of each trustee and officer of AIM Sector Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND              TRUSTEE AND/     PRINCIPAL OCCUPATION(S) DURING PAST 5    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST      OR OFFICER SINCE YEARS                                    HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham/1 /-- 1946        2003             Director and Chairman, A I M Management  None
  Trustee, Chairman and President                     Group Inc. (financial services holding
                                                      company); and Director and Vice
                                                      Chairman, AMVESCAP PLC and Chairman,
                                                      AMVESCAP PLC -- AIM Division (parent of
                                                      AIM and a global investment management
                                                      firm)
                                                      Formerly: President and Chief Executive
                                                      Officer, A I M Management Group Inc.;
                                                      Director, Chairman and President, A I M
                                                      Advisors, Inc. (registered investment
                                                      advisor); Director and Chairman, A I M
                                                      Capital Management, Inc. (registered
                                                      investment advisor), A I M
                                                      Distributors, Inc. (registered broker
                                                      dealer), AIM Investment Services, Inc.,
                                                      (registered transfer agent), and Fund
                                                      Management Company (registered broker
                                                      dealer); and Chief Executive Officer,
                                                      AMVESCAP PLC --Managed Products
--------------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson/2 /-- 1951      1998             Director, President and Chief Executive  None
  Trustee and Executive Vice                          Officer, A I M Management Group Inc.
  President                                           (financial services holding company);
                                                      Director, Chairman and President, A I M
                                                      Advisors, Inc. (registered investment
                                                      advisor); Director, A I M Capital
                                                      Management, Inc. (registered investment
                                                      advisor) and A I M Distributors, Inc.
                                                      (registered broker dealer); Director
                                                      and Chairman, AIM Investment Services,
                                                      Inc. (registered transfer agent); and
                                                      Fund Management Company (registered
                                                      broker dealer); and Chief Executive
                                                      Officer, AMVESCAP PLC -- AIM Division
                                                      (parent of AIM and a global investment
                                                      management firm)
                                                      Formerly: Director, Chairman, President
                                                      and Chief Executive Officer, INVESCO
                                                      Funds Group, Inc. and INVESCO
                                                      Distributors, Inc.; Chief Executive
                                                      Officer, AMVESCAP PLC -- Managed
                                                      Products; Chairman and Chief Executive
                                                      Officer of NationsBanc Advisors, Inc.;
                                                      and Chairman of NationsBanc
                                                      Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker -- 1936               1983             Retired                                  None
  Trustee
                                                      Formerly: President and Chief Executive
                                                      Officer, AMC Cancer Research Center;
                                                      and Chairman and Chief Executive
                                                      Officer, First Columbia Financial
                                                      Corporation
--------------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939            2003             Of Counsel, law firm of Baker & McKenzie Badgley Funds, Inc. (registered
  Trustee                                                                                      investment company)
                                                      Formerly: Partner, law firm of Baker &
                                                      McKenzie
--------------------------------------------------------------------------------------------------------------------------------
  James T. Bunch -- 1942             2000             Co-President and Founder, Green,         None
  Trustee                                             Manning & Bunch Ltd., (investment
                                                      banking firm); and Director, Policy
                                                      Studies, Inc. and Van Gilder Insurance
                                                      Corporation
--------------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944          2003             Chairman, Crockett Technology            ACE Limited (insurance
  Trustee                                             Associates (technology consulting        company); and Captaris, Inc.
                                                      company)                                 (unified messaging provider)
--------------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941 Trustee   2003             Director of a number of public and       Cortland Trust, Inc. (Chairman)
                                                      private business corporations,           (registered investment company);
                                                      including the Boss Group Ltd. (private   Annuity and Life Re (Holdings),
                                                      investment and management) and Magellan  Ltd. (insurance company)
                                                      Insurance Company
                                                      Formerly: Director, President and Chief
                                                      Executive Officer, Volvo Group North
                                                      America, Inc.; Senior Vice President,
                                                      AB Volvo; and director of various
                                                      affiliated Volvo companies
--------------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935        2003             Retired                                  None
  Trustee
                                                      Formerly: Chairman, Mercantile Mortgage
                                                      Corp.; President and Chief Operating
                                                      Officer, Mercantile-Safe Deposit &
                                                      Trust Co.; and President, Mercantile
                                                      Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952             2003             Chief Executive Officer, Twenty First    Administaff, and Discovery Global
  Trustee                                             Century Group, Inc. (government affairs  Education Fund (non-profit)
                                                      company) and Texana Timber LP
                                                      (sustainable forestry company)

--------------------------------------------------------------------------------
/1/ Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
/2/ Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
As of April 30, 2004
The address of each trustee and officer of AIM Sector Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs.
Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                                  PRINCIPAL
NAME, YEAR OF BIRTH AND          TRUSTEE AND/     OCCUPATION(S) DURING PAST 5    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OR OFFICER SINCE YEARS                          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
  Carl                           2003             Partner, law firm of Kramer    Cortland Trust, Inc. (registered investment
  Frischling -- 1937 Trustee                      Levin Naftalis and Frankel LLP company)
----------------------------------------------------------------------------------------------------------------------------
  Gerald J.                      2000             Chairman, Lawsuit Resolution   General Chemical Group, Inc.
  Lewis -- 1933 Trustee                           Services (California)
                                                  Formerly: Associate Justice
                                                  of the California Court of
                                                  Appeals
----------------------------------------------------------------------------------------------------------------------------
  Prema                          2003             Formerly: Chief Executive      None
  Mathai-Davis -- 1950 Trustee                    Officer, YWCA of the USA
----------------------------------------------------------------------------------------------------------------------------
  Lewis F.                       2003             Partner, law firm of Pennock   None
  Pennock -- 1942 Trustee                         & Cooper
----------------------------------------------------------------------------------------------------------------------------
  Ruth H.                        2003             Retired                        None
  Quigley -- 1935 Trustee
----------------------------------------------------------------------------------------------------------------------------
  Louis S.                       2003             Executive Vice President,      None
  Sklar -- 1939 Trustee                           Development and Operations
                                                  Hines Interests Limited
                                                  Partnership (real estate
                                                  development company)
----------------------------------------------------------------------------------------------------------------------------
  Larry Soll,                    1997             Retired                        None
  Ph.D. -- 1942 Trustee
----------------------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------------
  Kevin M.                       2003             Director, Senior Vice          N/A
  Carome -- 1956 Senior                           President, Secretary and
  Vice President,                                 General Counsel, A I M
  Secretary and Chief                             Management Group Inc.
  Legal Officer                                   (financial services holding
                                                  company) and A I M Advisors,
                                                  Inc.; Vice President, A I M
                                                  Capital Management, Inc.,
                                                  A I M Distributors, Inc. and
                                                  AIM Investment Services,
                                                  Inc.; and Director, Vice
                                                  President and General
                                                  Counsel, Fund Management
                                                  Company
                                                  Formerly: Senior Vice
                                                  President and General
                                                  Counsel, Liberty Financial
                                                  Companies, Inc.; and Senior
                                                  Vice President and General
                                                  Counsel, Liberty Funds Group,
                                                  LLC
----------------------------------------------------------------------------------------------------------------------------
  Robert G.                      2003             Managing Director, Chief       N/A
  Alley -- 1948 Vice                              Fixed Income Officer and
  President                                       Senior Investment Officer,
                                                  A I M Capital Management,
                                                  Inc., and Vice President,
                                                  A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Stuart W.                      2003             Managing Director and          N/A
  Coco -- 1955 Vice                               Director of Money Market
  President                                       Research and Special
                                                  Projects, A I M Capital
                                                  Management, Inc.; and Vice
                                                  President, A I M Advisors,
                                                  Inc.
----------------------------------------------------------------------------------------------------------------------------
  Melville B.                    2003             Vice President and Chief       N/A
  Cox -- 1943 Vice                                Compliance Officer, A I M
  President                                       Advisors, Inc. and A I M
                                                  Capital Management, Inc.; and
                                                  Vice President, AIM
                                                  Investment Services, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Sidney M.                      2004             Vice President and Fund        N/A
  Dilgren -- 1961 Vice                            Treasurer, A I M Advisors,
  President and Treasurer                         Inc.
                                                  Formerly, Senior Vice
                                                  President, AIM Investment
                                                  Services, Inc.; and Vice
                                                  President, AIM Distributors,
                                                  Inc.
----------------------------------------------------------------------------------------------------------------------------
  Karen Dunn                     2003             Director of Cash Management,   N/A
  Kelley -- 1960 Vice                             Managing Director and Chief
  President                                       Cash Management Officer,
                                                  A I M Capital Management,
                                                  Inc.; Director and President,
                                                  Fund Management Company; and
                                                  Vice President, A I M
                                                  Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Edgar M.                       2003             Director and Executive Vice    N/A
  Larsen -- 1940 Vice                             President, A I M Management
  President                                       Group, Inc., Director and
                                                  Senior Vice President, A I M
                                                  Advisors, Inc., and Director,
                                                  Chairman, President, Director
                                                  of Investments, Chief
                                                  Executive Officer and Chief
                                                  Investment Officer, A I M
                                                  Capital Management, Inc.

--------------------------------------------------------------------------------
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND             INVESTMENT ADVISOR/*/     DISTRIBUTOR                   AUDITORS
11 Greenway Plaza.             A I M Advisors, Inc       A I M Distributors, Inc.      PricewaterhouseCoopers LLP
Suite 100                      11 Greenway Plaza         11 Greenway Plaza             1201 Louisiana
Houston, TX 77046              Suite 100                 Suite 100                     Suite 2900
                               Houston, TX 77046         Houston, TX 77046             Houston, TX 77002-5678
COUNSEL TO THE FUND            COUNSEL TO THE DIRECTORS  TRANSFER AGENT                CUSTODIAN
Ballard Spahr                  Kramer, Levin, Naftalis & AIM Investment Services, Inc. State Street Bank and Trust
Andrews & Ingersoll, LLP       Frankel LLP               P.O. Box 4739                 Company
1735 Market Street, 51st Floor 919 Third Avenue          Houston, TX 77210-4739        225 Franklin Street
Philadelphia, PA 19103-7599    New York, NY 10022-3852                                 Boston, MA 02110

SUB-ADVISOR
INVESCO Institutional (N.A.), Inc.
1360 Peachtree Street, N.E.,
Suite 100
Atlanta, GA 30309

*On November 25, 2003, A I M Advisors, Inc. became the investment advisor for most of the INVESCO mutual funds.
                                DOMESTIC EQUITY
AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund/1/
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/2/
AIM Mid Cap Growth Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund/3/
AIM Small Cap Growth Fund/4/
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund
AIM Weingarten Fund
INVESCO Core Equity Fund
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*
* Domestic equity and income fund
                          INTERNATIONAL/GLOBAL EQUITY
AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Global Aggressive Growth Fund
AIM Global Equity Fund/5/
AIM Global Growth Fund
AIM Global Value Fund/6/
AIM International Emerging Growth Fund
AIM International Growth Fund
AIM Trimark Fund
INVESCO International Core Equity Fund/7/
                                 SECTOR EQUITY
AIM Global Health Care Fund
AIM Real Estate Fund
INVESCO Advantage Health Sciences Fund
INVESCO Energy Fund
INVESCO Financial Services Fund
INVESCO Gold & Precious Metals Fund
INVESCO Health Sciences Fund
INVESCO Leisure Fund
INVESCO Multi-Sector Fund
INVESCO Technology Fund
INVESCO Utilities Fund
                                 FIXED INCOME
TAXABLE
AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short Term Bond Fund
AIM Total Return Bond Fund
INVESCO U.S. Government Money Fund
TAX-FREE
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund
                           AIM ALLOCATION SOLUTIONS
AIM Aggressive Allocation Fund
AIM Conservative Allocation Fund
AIM Moderate Allocation Fund
/1/ Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund.
/2/ As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor.
/3/ AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor.
/4/ AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor.
/5/ Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund.
/6/ Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund.
/7/ Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.
   If used after June 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by AIM Distributors, Inc.
A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT THOROUGHLY BEFORE INVESTING.
              AIMINVESTMENTS.COM                      I-HSC-AR-1
                         [YOUR GOALS. OUR SOLUTIONS.]
                           - REGISTERED TRADEMARK -

MUTUAL FUNDS RETIREMENT ANNUITIES COLLEGE SEPARATELY OFFSHORE ALTERNATIVE    CASH
              PRODUCTS            SAVINGS  MANAGED   PRODUCTS INVESTMENTS MANAGEMENT
                                   PLANS   ACCOUNTS

                            [AIM INVESTMENTS LOGO]
                                - SERVICEMARK -

                                                                    APPENDIX III

                                                   INVESCO HEALTH SCIENCES FUND
                         Semiannual Report to Shareholders . September 30, 2004
                                 [COVER IMAGE]
           EFFECTIVE OCTOBER 15, 2004, AFTER THE CLOSE OF THE REPORTING PERIOD,
             INVESCO HEALTH SCIENCES FUND WAS RENAMED AIM HEALTH SCIENCES FUND.
                         [YOUR GOALS. OUR SOLUTIONS.]
                           - REGISTERED TRADEMARK -
                                                         [AIM INVESTMENTS LOGO]
                                                      - REGISTERED TRADEMARK -

INVESCO HEALTH SCIENCES FUND SEEKS CAPITAL GROWTH.
  . Unless otherwise stated, information presented in this report is as of 9/30/04 and is based on total net assets.
  . Effective 10/15/04, after the close of the reporting period, INVESCO Health Sciences Fund was renamed AIM Health Sciences Fund.
ABOUT SHARE CLASSES
  . Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
  . Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.
  . Class K shares are available only to certain retirement plans. Please see the prospectus for more information.
PRINCIPAL RISKS OF INVESTING IN THE FUND
  . Investing in mid-sized companies involves greater risks not associated with investing in more established companies.
  . International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
  . Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.
  . Portfolio turnover is greater than that of most funds, which may affect performance.
ABOUT INDEXES USED IN THIS REPORT
  . The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500 --registered trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
  . The Goldman Sachs Health Care Index is a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the healthcare sector. The index includes companies in the following categories: providers of healthcare related services, researchers, manufacturers, and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products.
  . The unmanaged Lipper Health/Biotech Fund Index represents an average of the 30 largest health and biotechnology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
  . The unmanaged Lehman U.S. Aggregate Bond Index represents the U.S. investmentgrade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and assetbacked securities). The unmanaged Lehman High Yield Index represents the performance of high-yield debt securities. The unmanaged Lehman Municipal Bond Index represents the performance of investment-grade municipal bonds. All are compiled by Lehman Brothers, a global investment bank.
  . The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.
  . A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
OTHER INFORMATION
  . Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
  . The returns shown in the Management's Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.
Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.
Beginning with fiscal periods ending after 12/31/04, the fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Copies of the fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the fund are 811-3826 and 002-85905. The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at aiminvestments.com.
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE
AIMINVESTMENTS.COM
TO OUR SHAREHOLDERS

                  Dear Fellow Shareholder in The AIM Family of Funds --REGISTERED TRADEMARK-- :
                  NEW BOARD CHAIRMAN
     [GRAHAM      It is my pleasure to introduce you to Bruce Crockett, the new Chairman of the Board of Trustees of
     PHOTO]       the AIM Funds. It has been my honor to have served as Chairman of the Board of Trustees of the AIM
                  Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the
                  U.S. Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a trustee who is not an officer of the fund's investment advisor, serve as chairman of the funds' board. In addition, a similar provision was included in the terms of AIM
                  Advisors' recent settlements with certain regulators. Accordingly, the AIM Funds' board recently elected Mr. Crockett, one of the 14 independent trustees on the AIM Funds' board, as Chairman. His appointment became effective on October 4. I will remain on the funds' board, as will Mark
ROBERT H. GRAHAM  Williamson, President and Chief Executive Officer of AIM. I will also remain Chairman of A I M
                  Management Group Inc.
    [CROCKETT        Mr. Crockett has been a member of the AIM Funds' board since 1992, when AIM acquired certain
     PHOTO]       funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978.
                  Mr. Crockett has more than 30 years of experience in finance and general management and has been
                  Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of
BRUCE L. CROCKETT the funds' board in AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.
                  MARKET CONDITIONS DURING THE REPORTING PERIOD
                  Domestic equity markets were essentially flat during the six months covered by this report, with the S&P 500 Index producing a total return of -0.18%. Within that index, however, the energy sector performed quite well, up almost 20%, riding the wave of record high oil prices. In general, bonds were only marginally more attractive than stocks. The Lehman U.S. Aggregate Bond Index returned 0.68% during the same six months. Within the total bond market, the high yield sector and the municipal bond sector produced the best results, as measured by their respective Lehman indexes.
                     In periods of lackluster market performance like the one covered by this report, we encourage our shareholders to look past short-term performance and focus on their long-term investment goals. Whether markets rise, fall or go sideways, the one sure thing is their short-term unpredictability. However, historically, markets have risen over the long run, with the S&P 500
                  Index returning 13.13% per year on average over the past 25 years and the Lehman U.S. Aggregate
                  Bond Index returning 9.39%.* While past performance cannot guarantee future results, we believe staying invested for the long term offers the best opportunity for capital growth.
                  YOUR FUND
                  In the following pages you will find an explanation of how your fund was managed during the six-month reporting period and how it performed in comparison to various benchmarks. We hope you find this discussion informative. Current information about your fund and about the markets in general is always available on our Web site, AIMinvestments.com.
                     AIM remains committed, as ever, to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,
/S/ ROBERT H. GRAHAM
-------------------------
Robert H. Graham
Chairman
A I M Management Group
  Inc.
November 3, 2004
*  Average annual total return September 30, 1979, to September 30, 2004.
   Source: Lipper, Inc.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FUND FOCUSED ON STOCKS OF FIRMS WITH STRONG EARNINGS POTENTIAL
For the six months ended September 30, 2004, INVESCO Health Sciences Fund, Investor Class Shares, returned -4.93%. (Investor Class shares have no front-end or contingent deferred sales charges. Therefore, performance is at net asset value.) For the performance of other share classes, please see the table on the next page. The fund underperformed the S&P 500 Index, the Goldman Sachs Health Care Index and the Lipper Health/Biotech Fund Index, which returned -0.18%, -2.14% and -2.50%, respectively, over the same period.
   The fund underperformed its indexes because of its significant weighting in pharmaceutical stocks, which generally posted negative returns over the reporting period. We observed that large pharmaceutical companies in particular came under investor scrutiny because of concerns about drug patent expiration and generic drug competition.
MARKET CONDITIONS
The S&P 500 Index declined over the sixmonth reporting period ending September 30, 2004, amid a backdrop of rising oil prices, terrorist activities in Iraq, uncertainty about the fall presidential election and interest rate increases. Between June and September, the Federal Reserve (the Fed) raised the target federal funds rate incrementally from 1.0% to 1.75% to keep inflation subdued. The initial move in June marked the first time the Fed had raised interest rates in four years. Between 2001 and 2003, the Fed had cut interest rates to their lowest level in 46 years to stimulate economic growth.
   Although the S&P 500 Index struggled, economic indicators were generally favorable during the reporting period. The nation's gross domestic product, the broadest indicator of economic activity, expanded at an annualized rate of 3.7% in the third quarter and 3.3% in the second quarter of 2004. The economy began creating jobs, and by the end of the reporting period, the nation's unemployment rate was 5.4%, down from 6.3% in June of 2003. Moreover, corporate earnings were generally strong, with most S&P 500 companies either meeting or beating analysts' estimates.
   For the six months ended September 30, 2004, health care was one of the weakestperforming segments of the S&P 500 Index, posting a return of -2.83%. Only the consumer staples and information technology sectors recorded weaker returns. The best-performing sectors of the index were energy, industrials and materials.
   Historically, health care has tended to perform well in a rising interest-rate environment, as demand for medical products and services is largely unaffected by such a trend. However, we observed that investor concerns about the fundamentals of health care companies, particularly large pharmaceutical firms, adversely affected the performance of the sector.
   Within health care, the best-performing sub-sectors were health care equipment and supplies and biotechnology, which returned 5.17% and 1.92%, respectively, over the reporting period. The weakest-performing sub-sectors were health care providers and services and pharmaceuticals, which returned -3.87% and -5.74%, respectively, over the same period.
   We believe innovations such as drug-coated stents and implantable cardiac pacemakers had a positive impact on health care equipment stocks while concerns about a proposal to re-import less expensive prescription drugs from Canada adversely affected pharmaceutical stocks.
YOUR FUND
Our focus continued to be on the stocks of health care companies we believe have the potential to experience strong earnings and cash flow growth. During the reporting period, we increased the fund's positions in the stocks of large-cap pharmaceutical companies, such as Abbott Laboratories and Bristol-Myers
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
                                           [PIE CHART]
Managed Health Care................................................................................  9.7%
Money Market and other assets......................................................................
less liabilities...................................................................................  8.2%
Biotechnology......................................................................................  6.2%
Household Products.................................................................................  4.5%
Drug Retail........................................................................................  2.7%
Health Care Services...............................................................................  2.2%
Health Care Supplies...............................................................................  1.2%
Pharmaceuticals.................................................................................... 40.8%
Health Care Equipment.............................................................................. 24.5%

TOP 10 EQUITY HOLDINGS*
 1. Johnson & Johnson.............................................................................. 4.9%
 2. Novartis A.G.-ADR (Switzerland)................................................................ 4.5
 3. Procter & Gamble Co. (The)..................................................................... 4.5
 4. Abbott Laboratories............................................................................ 4.2
 5. Pfizer Inc..................................................................................... 4.2
 6. Shering-Plough Corp............................................................................ 3.5
 7. Guidant Corp................................................................................... 3.5
 8. GlaxoSmithKline PLC-ADR (United Kingdom)....................................................... 3.4
 9. St. Jude Medical, Inc.......................................................................... 3.4
10. Boston Scientific Corp......................................................................... 3.3

TOP COUNTRIES*
 1. U.S.A.......................................................................................... 75.3%
 2. Switzerland....................................................................................  7.0
 3. United Kingdom.................................................................................  4.8
 4. Israel.........................................................................................  1.8
 5. Japan..........................................................................................  1.5
 6. France.........................................................................................  1.3

*  Excluding money market fund holdings.
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
--------------------------------------------------------------------------------
   Squibb, as we found their fundamentals to be generally sound. We also believed that their valuations and dividend yields were attractive. We also initiated a position in Baxter International, a medical supply company. The company has had a change in management and has introduced cost-cutting measures. We believed that its stock was favorably priced. We also reduced the fund's exposure to Japanese drug stocks as we were concerned that the U.S. dollar might appreciate against other major currencies and adversely affect returns on these holdings.
   Stocks that contributed to fund performance were UnitedHealth Group, a managed health care company, and Alcon, which sells eye-care products worldwide. Toward the end of the reporting period, UnitedHealth Group completed a merger, which the company said would increase its earnings. The firm also formed a strategic business alliance to improve service to its self-insured customers. Alcon, which is based in Switzerland, reported record sales for the second quarter of 2004, as its glaucoma products, especially Travatan, gained market share in the United States and other key countries.
   Detracting from performance were Merck, one of the world's largest pharmaceutical companies, and Boston Scientific, a manufacturer of medical devices used in surgical procedures. Toward the end of the reporting period, Merck announced that it was withdrawing VIOXX--REGISTERED TRADEMARK--, a popular arthritis painkiller, from the market because of concerns that it could increase the risk of heart attack and stroke. Boston Scientific on the other hand was subject to a mandatory recall of thousands of its drugcoated coronary stents because of a potentially life-threatening design flaw. The recall will result in the loss of millions of dollars in sales for the company.
IN CLOSING
Throughout the reporting period, we remained committed to the fund's investment objective of seeking capital growth by investing at least 80% of its net assets in companies that develop, produce or distribute products or services related to health sciences.
THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO
CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT
MANAGEMENT PHILOSOPHY.
         See important fund and index disclosures inside front cover.
--------------------------------------------------------------------------------

FUND VS. INDEXES
Total returns, 3/31/04-9/30/04, excluding applicable sales charges.If sales charges were included, returns would be lower...........................................................................
   Class A Shares.................................................................................. -4.95%
   Class B Shares.................................................................................. -5.27
   Class C Shares.................................................................................. -5.25
   Class K Shares.................................................................................. -5.06
   Investor Class Shares........................................................................... -4.93
   S&P 500 Index................................................................................... -0.18
   Goldman Sachs Health Care Index.................................................................
   (Style-Specific Index).......................................................................... -2.14
   Lipper Health/Biotech Fund Index................................................................
   (Peer Group Index).............................................................................. -2.50
   Source: Lipper, Inc.............................................................................

                     TOTAL NET ASSETS.......... $925.7 MILLION
                     TOTAL NUMBER OF HOLDINGS*.             40

--------------------------------------------------------------------------------

 [WALD   THOMAS WALD
  PHOTO]
         Mr. Wald, portfolio manager and Chartered Financial Analyst, began his investment career in 1988 and joined INVESCO in 1997. He holds a master's degree in business administration from The Wharton
         School at the University of Pennsylvania. He received his bachelor's degree from Tulane University.

Effective October 1, 2004, after the close of the reporting period, Kirk L. Anderson, Brian A. Unterhalter and Michael Yellen became the new portfolio managers of INVESCO Health Sciences Fund.
                             [RIGHT ARROW GRAPHIC]
FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE RECORD, PLEASE TURN TO PAGE 5.
INFORMATION ABOUT YOUR FUND'S EXPENSES
CALCULATING YOUR ONGOING FUND EXPENSES
EXAMPLE
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004-September 30, 2004.
ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
--------------------------------------------------------------------------------

                                                             HYPOTHETICAL
                                     ACTUAL           (5% ANNUAL RETURN BEFORE EXPENSES)
         ----------------- -------------------------- ----------------------------------
         BEGINNING ACCOUNT ENDING ACCOUNT  EXPENSES                        EXPENSES
               VALUE           VALUE      PAID DURING ENDING ACCOUNT      PAID DURING
             (4/1/04)       (9/30/04)/1/  PERIOD/2,3/ VALUE (9/30/04)     PERIOD/2,4/
         ----------------- -------------- ----------- ---------------     -----------
Class A      $1,000.00        $950.50       $ 6.85       $1,018.05          $ 7.08
Class B       1,000.00         947.30        10.01        1,014.79           10.35
Class C       1,000.00         947.50        10.01        1,014.79           10.35
Class K       1,000.00         949.40         7.67        1,017.20            7.94
Investor      1,000.00         950.70         6.70        1,018.20            6.93

/1/ The actual ending account value is based on the actual total return of the fund for the period April 1, 2004 to September 30, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the fund's expense ratio and a hypothetical annual return of
     5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to September 30, 2004 was -4.95%, 5.27%, -5.25%,
     -5.06% and -4.93% for Class A, B, C, K and Investor Class shares, respectively.
/2/ Expenses are equal to the fund's annualized expense ratio (1.40%, 2.05%, 2.05%, 1.57% and 1.37% for Class A, B, C, K and Investor Class shares, respectively) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
   Effective on April 1, 2004 the Board of Trustees approved a revised expense allocation methodology and effective on July 1, 2004, the fund adopted new agreements for transfer agency and administrative services with differing fees. The annualized expense ratios restated as if these changes had been in effect throughout the most recent fiscal half year are 1.51% and 1.31% for Class K and Investor Class shares, respectively.
/3/ The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $7.38, and $6.41 for Class K and Investor Class shares, respectively.
/4/ The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $7.64 and $6.63 for Class K and Investor Class shares, respectively.
--------------------------------------------------------------------------------
                                           [ARROW  For More Information Visit
                                           BUTTON      AIMINVESTMENTS.COM
                                           IMAGE]
LONG-TERM PERFORMANCE
YOUR FUND'S LONG-TERM PERFORMANCE
Below you will find a presentation of your fund's long-term performance record for periods ended 9/30/04, the close of the six-month period covered by this report.
Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.
AVERAGE ANNUAL TOTAL RETURNS
As of 9/30/04,including applicable sales charges

CLASS A SHARES..................................................................
Inception (3/28/02)............................................................. -2.30%
1 Year..........................................................................  3.17
CLASS B SHARES..................................................................
Inception (3/28/02)............................................................. -1.90%
1 Year..........................................................................  3.45
CLASS C SHARES..................................................................
Inception (2/14/00)............................................................. -3.53%
1 Year..........................................................................  7.10
CLASS K SHARES..................................................................
Inception (11/30/00)............................................................ -4.86%
1 Year..........................................................................  8.57
INVESTOR CLASS SHARES...........................................................
10 Years........................................................................ 11.84%
5 Years.........................................................................  2.31
1 Year..........................................................................  9.16

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
   Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class K shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.70% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.
   Had the advisor not waived fees and/or reimbursed expenses, performance of Class A, B and C shares would have been lower.
FINANCIALS
SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                 MARKET
                                                      SHARES     VALUE
     ---------------------------------------------------------------------
     DOMESTIC STOCKS-75.30%
     BIOTECHNOLOGY-6.21%
     Amgen Inc./(a)/                                  361,500 $ 20,489,820
     ---------------------------------------------------------------------
     Athersys, Inc.-Pfd., Class F, Conv.
      (Acquired 04/17/00; Cost $5,000,000)/(a)(b)(c)/ 416,667    1,720,833
     ---------------------------------------------------------------------
     Biogen Idec Inc./(a)/                            387,700   23,715,609
     ---------------------------------------------------------------------
     Genzyme Corp./(a)/                               212,800   11,578,449
     ---------------------------------------------------------------------
     Ingenex, Inc.-Pfd., Series B
      (Acquired 09/27/94; Cost $600,000)/(a)(b)(c)/   103,055            0
     ---------------------------------------------------------------------
                                                                57,504,711
     ---------------------------------------------------------------------
     DRUG RETAIL-2.69%
     CVS Corp.                                        274,800   11,577,324
     ---------------------------------------------------------------------
     Walgreen Co.                                     372,900   13,361,007
     ---------------------------------------------------------------------
                                                                24,938,331
     ---------------------------------------------------------------------
     HEALTH CARE EQUIPMENT-24.45%
     Bard (C.R.), Inc.                                164,600    9,321,298
     ---------------------------------------------------------------------
     Baxter International Inc.                        878,700   28,258,992
     ---------------------------------------------------------------------
     Boston Scientific Corp./(a)/                     773,300   30,723,209
     ---------------------------------------------------------------------
     Guidant Corp.                                    490,900   32,419,036
     ---------------------------------------------------------------------
     Hospira, Inc./(a)/                               948,083   29,011,340
     ---------------------------------------------------------------------
     Medtronic, Inc.                                  584,500   30,335,550
     ---------------------------------------------------------------------
     St. Jude Medical, Inc./(a)/                      414,100   31,169,307
     ---------------------------------------------------------------------
     Stryker Corp.                                    291,300   14,005,704
     ---------------------------------------------------------------------
     Zimmer Holdings, Inc./(a)/                       266,762   21,084,868
     ---------------------------------------------------------------------
                                                               226,329,304
     ---------------------------------------------------------------------
     HEALTH CARE SERVICES-2.15%
     Caremark Rx, Inc./(a)/                           329,876   10,579,123
     ---------------------------------------------------------------------
     Medco Health Solutions, Inc./(a)/                302,815    9,356,983
     ---------------------------------------------------------------------
                                                                19,936,106
     ---------------------------------------------------------------------
     HOUSEHOLD PRODUCTS-4.50%
     Procter & Gamble Co. (The)                       769,046   41,620,770
     ---------------------------------------------------------------------
     MANAGED HEALTH CARE-9.67%
     Aetna Inc.                                       262,450   26,226,629
     ---------------------------------------------------------------------
     Anthem, Inc./(a)/                                251,700   21,960,825
     ---------------------------------------------------------------------
     Coventry Health Care, Inc./(a)/                  261,050   13,932,239
     ---------------------------------------------------------------------
     UnitedHealth Group Inc.                          370,908   27,350,756
     ---------------------------------------------------------------------
                                                                89,470,449
     ---------------------------------------------------------------------

                                                                     MARKET
                                                         SHARES      VALUE
 -----------------------------------------------------------------------------
 PHARMACEUTICALS-25.63%
 Abbott Laboratories                                      919,530 $ 38,951,291
 -----------------------------------------------------------------------------
 Allergan, Inc.                                           142,000   10,302,100
 -----------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                               1,173,300   27,772,011
 -----------------------------------------------------------------------------
 Johnson & Johnson                                        808,062   45,518,132
 -----------------------------------------------------------------------------
 Merck & Co. Inc.                                         555,500   18,331,500
 -----------------------------------------------------------------------------
 Pfizer Inc.                                            1,269,380   38,843,028
 -----------------------------------------------------------------------------
 Schering-Plough Corp.                                  1,713,400   32,657,404
 -----------------------------------------------------------------------------
 Scimagix Inc.-Pfd., Series C (Acquired 05/24/01;
  Cost $1,350,000)/(a)(b)(c)/                             641,635       32,082
 -----------------------------------------------------------------------------
 Wyeth                                                    665,700   24,897,180
 -----------------------------------------------------------------------------
                                                                   237,304,728
 -----------------------------------------------------------------------------
     Total Domestic Stocks (Cost $625,822,840)                     697,104,399
 -----------------------------------------------------------------------------
 FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-16.37%
 FRANCE-1.28%
 Sanofi-Aventis-ADR (Pharmaceuticals)/(d)/                323,375   11,838,759
 -----------------------------------------------------------------------------
 ISRAEL-1.80%
 Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                       642,380   16,669,761
 -----------------------------------------------------------------------------
 JAPAN-1.52%
 Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)/(e)/    308,500   14,045,043
 -----------------------------------------------------------------------------
 SWITZERLAND-6.97%
 Alcon, Inc. (Health Care Supplies)                       143,550   11,512,710
 -----------------------------------------------------------------------------
 Novartis A.G.-ADR (Pharmaceuticals)                      899,000   41,956,330
 -----------------------------------------------------------------------------
 Roche Holding A.G. (Pharmaceuticals)/(e)/                106,995   11,113,853
 -----------------------------------------------------------------------------
                                                                    64,582,893
 -----------------------------------------------------------------------------
 UNITED KINGDOM-4.80%
 AstraZeneca PLC-ADR (Pharmaceuticals)                    321,300   13,215,069
 -----------------------------------------------------------------------------
 GlaxoSmithKline PLC-ADR (Pharmaceuticals)                713,400   31,196,982
 -----------------------------------------------------------------------------
                                                                    44,412,051
 -----------------------------------------------------------------------------
     Total Foreign Stocks & Other Equity Interests
      (Cost $131,486,723)                                          151,548,507
 -----------------------------------------------------------------------------
 MONEY MARKET FUNDS-8.19%
 INVESCO Treasurer's Money Market Reserve Fund
  (Cost $75,827,264)/(f)/                              75,827,264   75,827,264
 -----------------------------------------------------------------------------
 TOTAL INVESTMENTS-99.86% (excluding investments
  purchased with cash collateral from securities
  loaned) (Cost $833,136,827)                                      924,480,170
 -----------------------------------------------------------------------------

                                                                    MARKET
                                                        SHARES      VALUE
 -----------------------------------------------------------------------------
 INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES LOANED
 MONEY MARKET FUNDS-0.92%
 INVESCO Treasurer's Money Market Reserve Fund/(f)(g)/ 8,478,250 $  8,478,250
 -----------------------------------------------------------------------------
     Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $8,478,250)                                             8,478,250
 -----------------------------------------------------------------------------
 TOTAL INVESTMENTS-100.78% (Cost $841,615,077)                    932,958,420
 -----------------------------------------------------------------------------
 OTHER ASSETS LESS LIABILITIES-(0.78%)                             (7,251,944)
 -----------------------------------------------------------------------------
 NET ASSETS-100.00%                                              $925,706,476
 -----------------------------------------------------------------------------

Investment Abbreviations:

ADR   -AmericanDepositary Receipt
Conv. -Convertible Pfd. Preferred
Pfd.  -Preferred

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at September 30, 2004 was $1,752,915, which represented 0.19% of the Fund's Total Investments. See Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $1,752,915, which represented 0.19% of the Fund's net assets. These securities are considered to be illiquid.
(d) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.
(e) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004, was $25,158,896, which represented 2.70% of the Funds Total Investments. See
    Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.
See accompanying notes which are an integral part of the financial statements. STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004
(Unaudited)

ASSETS:
Investments, at market value (cost $757,309,563)*                     $848,652,906
-----------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $84,305,514)         84,305,514
-----------------------------------------------------------------------------------
    Total investments (cost $841,615,077)                              932,958,420
-----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       4,290,483
-----------------------------------------------------------------------------------
  Fund shares sold                                                         163,623
-----------------------------------------------------------------------------------
  Dividends                                                                843,229
-----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          160,082
-----------------------------------------------------------------------------------
    Total assets                                                       938,415,837
-----------------------------------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                                                  1,929,481
-----------------------------------------------------------------------------------
  Fund shares reacquired                                                 1,317,977
-----------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                       203,402
-----------------------------------------------------------------------------------
  Collateral upon return of securities loaned                            8,478,250
-----------------------------------------------------------------------------------
Accrued distribution fees                                                  189,791
-----------------------------------------------------------------------------------
Accrued trustees' fees                                                         298
-----------------------------------------------------------------------------------
Accrued transfer agent fees                                                320,804
-----------------------------------------------------------------------------------
Accrued operating expenses                                                 269,358
-----------------------------------------------------------------------------------
    Total liabilities                                                   12,709,361
-----------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $925,706,476
-----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Shares of beneficial interest                                         $936,128,511
-----------------------------------------------------------------------------------
Undistributed net investment income (loss)                              (2,377,027)
-----------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment securities and
 foreign currencies                                                    (99,389,645)
-----------------------------------------------------------------------------------
Unrealized appreciation of investment securities and foreign
 currencies                                                             91,344,637
-----------------------------------------------------------------------------------
                                                                      $925,706,476
-----------------------------------------------------------------------------------

          NET ASSETS:
          Class A                                         $  4,750,742
          ------------------------------------------------------------
          Class B                                         $  2,447,285
          ------------------------------------------------------------
          Class C                                         $  5,076,022
          ------------------------------------------------------------
          Class K                                         $  3,217,041
          ------------------------------------------------------------
          Investor Class                                  $910,215,386
          ------------------------------------------------------------
          SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
           UNLIMITED NUMBER OF SHARES AUTHORIZED:
          Class A                                              100,086
          ------------------------------------------------------------
          Class B                                               52,371
          ------------------------------------------------------------
          Class C                                              112,515
          ------------------------------------------------------------
          Class K                                               69,752
          ------------------------------------------------------------
          Investor Class                                    19,195,595
          ------------------------------------------------------------
          Class A:
            Net asset value per share                     $      47.47
          ------------------------------------------------------------
            Offering price per share:
              (Net asset value of $47.47 / 94.50%)        $      50.23
          ------------------------------------------------------------
          Class B:
            Net asset value and offering price per share  $      46.73
          ------------------------------------------------------------
          Class C:
            Net asset value and offering price per share  $      45.11
          ------------------------------------------------------------
          Class K:
            Net asset value and offering price per share  $      46.12
          ------------------------------------------------------------
          Investor Class:
            Net asset value and offering price per share  $      47.42
          ------------------------------------------------------------

* At September 30, 2004, securities with an aggregate market value of $8,327,606 were on loan to brokers.
See accompanying notes which are an integral part of the financial statements. STATEMENT OF OPERATIONS
For the six months ended September 30, 2004
(Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $142,537)                                 $   4,336,649
-----------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds*                                                462,210
-----------------------------------------------------------------------------------------------------
    Total investment income                                                                4,798,859
-----------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                                              3,257,637
-----------------------------------------------------------------------------------------------------
Administrative services fees                                                                 183,744
-----------------------------------------------------------------------------------------------------
Custodian fees                                                                                46,566
-----------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                      8,630
-----------------------------------------------------------------------------------------------------
  Class B                                                                                     12,948
-----------------------------------------------------------------------------------------------------
  Class C                                                                                     31,029
-----------------------------------------------------------------------------------------------------
  Class K                                                                                      7,171
-----------------------------------------------------------------------------------------------------
  Investor Class                                                                           1,220,312
-----------------------------------------------------------------------------------------------------
Transfer agent fees                                                                        1,640,574
-----------------------------------------------------------------------------------------------------
Trustees' fees & retirement benefits                                                          15,026
-----------------------------------------------------------------------------------------------------
Other                                                                                        458,291
-----------------------------------------------------------------------------------------------------
    Total expenses                                                                         6,881,928
-----------------------------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangements                        (49,682)
-----------------------------------------------------------------------------------------------------
    Net expenses                                                                           6,832,246
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                                                              (2,033,387)
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) from:
  Investment securities                                                                   58,158,180
-----------------------------------------------------------------------------------------------------
  Foreign currencies                                                                        (526,902)
-----------------------------------------------------------------------------------------------------
                                                                                          57,631,278
-----------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                 (106,658,779)
-----------------------------------------------------------------------------------------------------
  Foreign currencies                                                                          89,225
-----------------------------------------------------------------------------------------------------
                                                                                        (106,569,554)
-----------------------------------------------------------------------------------------------------
Net gain (loss) from investment securities and foreign currencies                        (48,938,276)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        $ (50,971,663)
-----------------------------------------------------------------------------------------------------

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.
See accompanying notes which are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS
For the six months ended September 30, 2004 and the year ended March 31, 2004 (Unaudited)

                                                                             SEPTEMBER 30,     MARCH 31,
                                                                                 2004            2004
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                               $   (2,033,387) $   (5,792,388)
-----------------------------------------------------------------------------------------------------------
 Net realized gain from investment securities and foreign currencies            57,631,278     207,506,901
-----------------------------------------------------------------------------------------------------------
 Change in net unrealized appreciation (depreciation) of investment
   securities and foreign currencies                                          (106,569,554)     66,458,608
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations             (50,971,663)    268,173,121
-----------------------------------------------------------------------------------------------------------
Share transactions-net:
 Class A                                                                          (517,325)      1,072,602
-----------------------------------------------------------------------------------------------------------
 Class B                                                                           623,115       1,101,462
-----------------------------------------------------------------------------------------------------------
 Class C                                                                        (1,242,078)       (788,606)
-----------------------------------------------------------------------------------------------------------
 Class K                                                                           398,330         386,419
-----------------------------------------------------------------------------------------------------------
 Investor Class                                                                (75,283,025)   (184,199,042)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from share transactions     (76,020,983)   (182,427,165)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                                      (126,992,646)     85,745,956
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                                                         1,052,699,122     966,953,166
-----------------------------------------------------------------------------------------------------------
 End of period (including undistributed net investment income (loss) of
   $(2,377,027) and $(343,640), respectively)                               $  925,706,476  $1,052,699,122
-----------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements. NOTES TO FINANCIAL STATEMENTS
September 30, 2004
(Unaudited)
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
INVESCO Health Sciences Fund (the "Fund") is a series portfolio of AIM Sector Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective October 15, 2004, the Fund was renamed AIM Health Sciences Fund.
  The Fund's investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
J. VENTURE CAPITAL INVESTMENTS -- The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose the entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                                                     RATE
--------------------------------------------------------------------------------------------
First $350 million                                                                     0.75%
--------------------------------------------------------------------------------------------
From $350 million to $700 million                                                      0.65%
--------------------------------------------------------------------------------------------
From $700 million to $2 billion                                                        0.55%
--------------------------------------------------------------------------------------------
From $2 billion to $4 billion                                                          0.45%
--------------------------------------------------------------------------------------------
From $4 billion to $6 billion                                                          0.40%
--------------------------------------------------------------------------------------------
From $6 billion to $8 billion                                                         0.375%
--------------------------------------------------------------------------------------------
Over $8 billion                                                                        0.35%
--------------------------------------------------------------------------------------------

  Effective November 25, 2003, AIM entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM paid INVESCO 40% of the fee paid by the Fund to AIM. Effective September 30, 2004, the sub-advisory agreement between AIM and INVESCO was terminated.
  AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class K shares to 1.40%, 2.05%, 2.05% and 2.20% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K and Investor Class shares to 2.00%, 2.65%, 2.65%, 2.10% and 1.90% of average daily net assets, respectively through March 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes;
(iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $11,579.
  For the six months ended September 30, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $27,202 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $183,744 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended September 30, 2004, the Fund paid AISI $1,640,574. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class K and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the average daily net assets of Class K shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2004, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $8,630, $12,948, $31,029, $7,171 and $1,220,312, respectively and AIM reimbursed plan fees of $1,746, $922, $2,218, $0 and $0 for Class A, Class B, Class C, Class K and Investor Class shares, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2004, AIM Distributors advised the Fund that it retained $4,866 in front-end sales commissions from the sale of Class A shares and $0, $959, $146 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.
NOTE 3--INVESTMENTS IN AFFILIATES
The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issue. The following is a summary of the transactions with affiliates for the period ended September 30, 2004.

                                     MARKET                              UNREALIZED    MARKET             REALIZED
                                     VALUE    PURCHASES    SALES AT     APPRECIATION   VALUE   DIVIDEND     GAIN
                                    03/31/04   AT COST       COST      (DEPRECIATION) 09/30/04  INCOME     (LOSS)
--------------------------------------------------------------------------------------------------------------------
Pharmaceutical HOLDRs Trust           $--    $29,065,348 $(29,065,348)      $--         $--      $--    $(1,110,629)
--------------------------------------------------------------------------------------------------------------------

  The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2004.
INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                               UNREALIZED
                                    MARKET VALUE  PURCHASES      PROCEEDS     APPRECIATION  MARKET VALUE DIVIDEND REALIZED GAIN
FUND                                  03/31/04     AT COST      FROM SALES   (DEPRECIATION)   09/30/04    INCOME     (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's Money Market
 Reserve Fund                       $88,219,019  $301,601,916 $(313,993,671)            $-- $75,827,264  $437,698           $--
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                               UNREALIZED
                                    MARKET VALUE  PURCHASES      PROCEEDS     APPRECIATION  MARKET VALUE DIVIDEND REALIZED GAIN
FUND                                  03/31/04     AT COST      FROM SALES   (DEPRECIATION)   09/30/04   INCOME*     (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's Money Market
 Reserve Fund                       $ 3,774,000  $218,575,140 $(213,870,890)            $-- $ 8,478,250  $ 24,512           $--
-------------------------------------------------------------------------------------------------------------------------------
 Total                              $91,993,019  $520,177,056 $(527,864,561)            $-- $84,305,514  $462,210           $--
-------------------------------------------------------------------------------------------------------------------------------

* Dividend income is net of income rebate paid to security lending counterparties.
NOTE 4--EXPENSE OFFSET ARRANGEMENTS
The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2004, the Fund received credits in transfer agency fees of $2,677 and credits in custodian fees of $3,338 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $6,015.
NOTE 5--TRUSTEES' FEES
Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.
  Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended September 30, 2004, the Fund paid legal fees of $2,435 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
NOTE 6--BORROWINGS
Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2004.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended September 30, 2004.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.
NOTE 7--PORTFOLIO SECURITIES LOANED
The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
  At September 30, 2004, securities with an aggregate value of $8,327,606 were on loan to brokers. The loans were secured by cash collateral of $8,478,250 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $24,512 for securities lending transactions.
NOTE 8--TAX INFORMATION
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of March 31, 2004 which expires as follows:

                                         CAPITAL LOSS
                          EXPIRATION     CARRYFORWARD*
                          ----------------------------
                          March 31, 2011 $138,575,367
                          ----------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
NOTE 9--INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2004 was $631,025,558 and $710,186,249, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS
   --------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities   $102,877,878
   --------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities  (24,476,830)
   --------------------------------------------------------------------------
   Net unrealized appreciation of investment securities         $ 78,401,048
   --------------------------------------------------------------------------

Cost of investments for tax purposes is $854,557,372.
NOTE 10--SHARE INFORMATION
The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                              CHANGES IN SHARES OUTSTANDING/(A)/
-----------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                               SEPTEMBER 30,           YEAR ENDED MARCH 31,
                                                    2004                       2004
                                         -------------------------  --------------------------
                                           SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------
Sold:
 Class A                                     38,003  $   1,870,663      160,803  $   7,200,295
-----------------------------------------------------------------------------------------------
 Class B                                     25,148      1,240,142       29,077      1,341,582
-----------------------------------------------------------------------------------------------
 Class C                                     22,149      1,051,098    1,036,376     41,743,804
-----------------------------------------------------------------------------------------------
 Class K                                     29,057      1,375,756      111,855      4,864,298
-----------------------------------------------------------------------------------------------
 Investor Class                             590,897     28,957,074    6,463,367    280,566,456
-----------------------------------------------------------------------------------------------
Automatic conversion of Class B shares
 to Class A shares:
 Class A                                      1,422         68,812           48          2,378
-----------------------------------------------------------------------------------------------
 Class B                                     (1,442)       (68,812)         (49)        (2,378)
-----------------------------------------------------------------------------------------------
Reacquired:
 Class A                                    (49,823)    (2,456,800)    (147,133)    (6,130,071)
-----------------------------------------------------------------------------------------------
 Class B                                    (11,531)      (548,215)      (5,026)      (237,742)
-----------------------------------------------------------------------------------------------
 Class C                                    (50,078)    (2,293,176)  (1,052,784)   (42,532,410)
-----------------------------------------------------------------------------------------------
 Class K                                    (20,801)      (977,426)    (102,995)    (4,477,879)
-----------------------------------------------------------------------------------------------
 Investor Class                          (2,154,693)  (104,240,099) (10,486,495)  (464,765,498)
-----------------------------------------------------------------------------------------------
                                         (1,581,692) $ (76,020,983)  (3,992,956) $(182,427,165)
-----------------------------------------------------------------------------------------------

/(a)/There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. The Fund's principle underwriter may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
NOTE 11--SIGNIFICANT EVENT
The AIM and INVESCO Families of Funds received requests from the SEC for information concerning the Funds' use of exchange traded funds and other registered investment companies, as well as compliance with Section 12(d)(1) of the Investment Company Act of 1940. After reviewing responsive information, the SEC issued a letter dated September 23, 2004 asserting that the Fund entered into certain securities transactions during the period June 2, 2002 to May 31, 2004 that may not have been in compliance with the percentage ownership restriction of certain investment companies and in particular HOLDRs. To the extent it is determined that these securities transactions were not in compliance, appropriate amounts will be reimbursed. At this time the effect to the Fund is not expected to be material.
NOTE 12--FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                 CLASS A
                                              ---------------------------------------------
                                               SIX MONTHS               YEAR ENDED
                                                  ENDED                 MARCH 31,
                                              SEPTEMBER 30,    ---------------------
                                                  2004             2004           2003
-------------------------------------------------------------------------------------------
Net asset value, beginning of period             $49.94        $38.56        $ 47.56
-------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                     (0.11)/(a)/   (0.22)/(a)/    (0.22)/(a)/
-------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                       (2.36)        11.60          (8.78)
-------------------------------------------------------------------------------------------
   Total from investment operations               (2.47)        11.38          (9.00)
-------------------------------------------------------------------------------------------
Net asset value, end of period                   $47.47        $49.94        $ 38.56
-------------------------------------------------------------------------------------------
Total return/(b)/                                 (4.95)%       29.51%        (18.92)%
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $4,751        $5,517        $ 3,731
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                                  1.40%/(c)/    1.40%/(d)/     1.41%/(d)/
-------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                                  1.48%/(c)/    2.20%/(d)/     1.88%/(d)/
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average net assets                               (0.43)%/(c)/  (0.49)%/(d)/   (0.69)%/(d)/
-------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                         69%          124%           179%
-------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $4,917,843. /(d)/Excludes expense offset arrangements.
/(e)/Not annualized for periods less than one year.

                                                                 CLASS B
                                              ---------------------------------------------
                                               SIX MONTHS               YEAR ENDED
                                                  ENDED                 MARCH 31,
                                              SEPTEMBER 30,    ---------------------
                                                  2004             2004           2003
-------------------------------------------------------------------------------------------
Net asset value, beginning of period             $49.33        $38.34        $ 47.56
-------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                     (0.26)/(a)/   (0.52)/(a)/    (0.44)/(a)/
-------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                       (2.34)        11.51          (8.78)
-------------------------------------------------------------------------------------------
   Total from investment operations               (2.60)        10.99          (9.22)
-------------------------------------------------------------------------------------------
Net asset value, end of period                   $46.73        $49.33        $ 38.34
-------------------------------------------------------------------------------------------
Total return/(b)/                                 (5.27)%       28.66%        (19.39)%
-------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $2,447        $1,983        $   621
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                                  2.05%/(c)/    2.05%/(d)/     2.06%/(d)/
-------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                                  2.13%/(c)/    3.07%/(d)/     2.51%/(d)/
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average net assets                               (1.08)%/(c)/  (1.14)%/(d)/   (1.22)%/(d)/
-------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                         69%          124%           179%
-------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $2,582,428. /(d)/Excludes expense offset arrangements
/(e)/Not annualized for periods less than one year.

                                                                      CLASS C
                          -----------------------------------------------------------------------------------------------
                           SIX MONTHS                                                                   FEBRUARY 14,
                              ENDED                           YEAR ENDED MARCH 31,                          2000
                          SEPTEMBER 30,    -----------------------------------------------------------  (DATE SALES
                              2004             2004           2003           2002           2001         COMMENCED)
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period         $47.62        $37.27        $ 46.68        $ 45.40        $ 55.50          $ 62.05
-------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income
   (loss)                     (0.26)/(a)/   (0.79)/(a)/    (1.20)         (0.35)         (0.05)           (0.03)/(a)/
-------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
   securities (both
   realized and
   unrealized)                (2.25)        11.14          (8.21)          1.65          (0.94)           (6.52)
-------------------------------------------------------------------------------------------------------------------------
   Total from investment
     operations               (2.51)        10.35          (9.41)          1.30          (0.99)           (6.55)
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
 Distributions from net
   realized gains                --            --             --             --          (9.11)              --
-------------------------------------------------------------------------------------------------------------------------
 Returns of capital              --            --             --          (0.02)            --               --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                      $45.11        $47.62        $ 37.27        $ 46.68        $ 45.40          $ 55.50
-------------------------------------------------------------------------------------------------------------------------
Total return/(b)/             (5.27)%       27.77%        (20.16)%         2.85%         (4.79)%         (10.56)%
-------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of
 period (000s omitted)       $5,076        $6,688        $ 5,846        $15,892        $10,767          $   470
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
 average net assets:
 With fee waivers and/or
   expense reimbursements      2.05%/(c)/    2.75%/(d)/     2.81%/(d)/     2.26%/(d)/     2.03%/(d)/       1.65%/(d)(e)/
-------------------------------------------------------------------------------------------------------------------------
 Without fee waivers
   and/or expense
   reimbursements              2.13%/(c)/    3.35%/(d)/     3.27%/(d)/     2.26%/(d)/     2.03%/(d)/       1.65%/(d)(e)/
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to
 average net assets           (1.08)%/(c)/  (1.84)%/(d)/   (2.04)%/(d)/   (1.70)%/(d)/   (1.08)%/(d)/     (0.54)%/(d)(e)/
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
 rate/(f)/                       69%          124%           179%           160%           177%             107%
-------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $6,188,919. /(d)/Excludes expense offset arrangements.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                              CLASS K
                                         ----------------------------------------------------------------------------------
                                                                                                       NOVEMBER 30,
                                          SIX MONTHS                                                       2000
                                             ENDED                   YEAR ENDED MARCH 31,               (DATE SALES
                                         SEPTEMBER 30,    -----------------------------------           COMMENCED)
                                             2004             2004           2003          2002      THROUGH MARCH 31,
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $48.57        $37.81        $ 46.98        $45.43             $ 55.84
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                (0.14)/(a)/   (0.57)/(a)/    (0.23)        (0.48)/(a)/         (0.22)
---------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                  (2.31)        11.33          (8.94)         2.05              (10.19)
---------------------------------------------------------------------------------------------------------------------------
   Total from investment operations          (2.45)        10.76          (9.17)         1.57              (10.41)
---------------------------------------------------------------------------------------------------------------------------
Return of Capital                               --            --             --         (0.02)                 --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $46.12        $48.57        $ 37.81        $46.98             $ 45.43
---------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                            (5.04)%       28.46%        (19.50)%        3.42%             (18.64)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $3,217        $2,987        $ 1,990        $2,405             $     1
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense
   reimbursements                             1.57%/(c)/    2.19%/(d)/     2.07%/(d)/    1.71%/(d)/          3.62%/(d)(e)/
---------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense
   reimbursements                             1.58%/(c)/    2.30%/(d)/     2.07%/(d)/    1.71%/(d)/          3.62%/(d)(e)/
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                       (0.60)%/(c)/  (1.28)%/(d)/   (1.29)%/(d)/  (1.09)%/(d)/        (2.75)%/(d)(e)/
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                    69%          124%           179%          160%                177%
---------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $3,178,358. /(d)/Excludes expense offset arrangements.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                  INVESTOR CLASS
                               ---------------------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED                                YEAR ENDED MARCH 31,
                                SEPTEMBER 30,    ----------------------------------------------------------------------
                                    2004               2004             2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                          $  49.88        $    38.53        $  47.56        $    45.78        $    55.52
-----------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income (loss)       (0.10)/(a)/       (0.24)/(a)/     (0.28)/(a)/       (0.38)/(a)/       (0.12)/(a)/
-----------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
   securities (both realized
   and unrealized)                  (2.36)            11.59           (8.75)             2.18             (0.51)
-----------------------------------------------------------------------------------------------------------------------
   Total from investment
     operations                     (2.46)            11.35           (9.03)             1.80             (0.63)
-----------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment income                   --                --              --                --                --
-----------------------------------------------------------------------------------------------------------------------
 Return of Capital                     --                --              --             (0.02)            (9.11)
-----------------------------------------------------------------------------------------------------------------------
   Total distributions                 --                --              --             (0.02)            (9.11)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period   $  47.42        $    49.88        $  38.53        $    47.56        $    45.78
-----------------------------------------------------------------------------------------------------------------------
Total return/(b)/                   (4.93)%           29.46%         (18.99)%            3.95%            (4.12)%
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                  $910,215        $1,035,524        $954,765        $1,475,313        $1,580,378
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets:
 With fee waivers and/or
   expense reimbursements            1.37%/(c)/        1.45%/(d)/      1.44%/(d)/        1.31%/(d)/        1.23%/(d)/
-----------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements            1.38%/(c)/        1.47%/(d)/      1.44%/(d)/        1.31%/(d)/        1.23%/(d)/
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average net
 assets                             (0.40)%/(c)/      (0.54)%/(d)/    (0.68)%/(d)/      (0.75)%/(d)/      (0.20)%/(d)/
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/           69%              124%            179%              160%              177%
-----------------------------------------------------------------------------------------------------------------------

                               --------------------------------------
                                   FIVE MONTHS
                                      ENDED           YEAR ENDED
                                    MARCH 31,         OCTOBER 31,
                                      2000               1999
--------------------------------------------------------------------
Net asset value, beginning of
 period                        $    58.39           $    62.12
--------------------------------------------------------------------
Income from investment
 operations:
 Net investment income (loss)       (0.06)/(a)/           0.14/(a)/
--------------------------------------------------------------------
 Net gains (losses) on
   securities (both realized
   and unrealized)                   3.53                 5.02
--------------------------------------------------------------------
   Total from investment
     operations                      3.47                 5.16
--------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment income                (0.25)               (0.04)
--------------------------------------------------------------------
 Return of Capital                  (6.09)               (8.85)
--------------------------------------------------------------------
   Total distributions              (6.34)               (8.89)
--------------------------------------------------------------------
Net asset value, end of period $    55.52           $    58.39
--------------------------------------------------------------------
Total return/(b)/                    6.30%                8.44%
--------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                $1,622,624           $1,574,020
--------------------------------------------------------------------
Ratio of expenses to average
 net assets:
 With fee waivers and/or
   expense reimbursements            1.18%/(d)(e)/        1.22%/(d)/
--------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements            1.18%/(d)(e)/        1.22%/(d)/
--------------------------------------------------------------------
Ratio of net investment
 income (loss) to average net
 assets                             (0.22)%/(d)(e)/       0.07%/(d)/
--------------------------------------------------------------------
Portfolio turnover rate/(f)/          107%                 127%
--------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of
     $973,582,158.
/(d)/Excludes expense offset arrangements.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.
NOTE 13--LEGAL PROCEEDINGS
Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.
The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.
  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.
  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.
  Settled Enforcement Actions and Investigations Related to Market Timing
  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.
  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.
  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.
  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.
  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.
  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.
  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.
  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.
  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.
  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.
  At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.
  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.
  Ongoing Regulatory Inquiries Concerning IFG and AIM
  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.
  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.
  Private Civil Actions Alleging Market Timing
  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.
  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.
  Private Civil Actions Alleging Improper Use of Fair Value Pricing
  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.
  Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.
  Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes
  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.
  Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements
  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.
OTHER INFORMATION
TRUSTEES AND OFFICERS

BOARD OF TRUSTEES        OFFICERS                          OFFICE OF THE FUND
Bruce L. Crockett, Chair Robert H. Graham                  11 Greenway Plaza
                         President                         Suite 100
Bob R. Baker                                               Houston, TX 77046-1173
                         Mark H. Williamson
Frank S. Bayley          Executive Vice President          INVESTMENT ADVISOR
                                                           A I M Advisors, Inc.
James T. Bunch           Lisa O. Brinkley                  11 Greenway Plaza
                         Senior Vice President             Suite 100
Albert R. Dowden         and Chief Compliance Officer      Houston, TX 77046-1173
Edward K. Dunn, Jr.      Kevin M. Carome                   TRANSFER AGENT
                         Senior Vice President, Secretary, AIM Investment Services, Inc.
Jack M. Fields           and Chief Legal Officer           P.O. Box 4739
                                                           Houston, TX 77210-4739
Carl Frischling          Sidney M. Dilgren
                         Vice President and Treasurer      CUSTODIAN
Robert H. Graham                                           State Street Bank and Trust Company
                         Robert G. Alley                   225 Franklin Street
Gerald J. Lewis          Vice President                    Boston, MA 02110-2801
Prema Mathai-Davis       Stuart W. Coco                    COUNSEL TO THE FUND
                         Vice President                    Ballard Spahr
Lewis F. Pennock                                           Andrews & Ingersoll, LLP
                         Karen Dunn Kelley                 1735 Market Street, 51st Floor
Ruth H. Quigley          Vice President                    Philadelphia, PA 19103-7599
Louis S. Sklar           Edgar M. Larsen                   COUNSEL TO THE TRUSTEES
                         Vice President                    Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                                                 919 Third Avenue
                                                           New York, NY 10022-3852
Mark H. Williamson
                                                           DISTRIBUTOR
                                                           A I M Distributors, Inc.
                                                           11 Greenway Plaza
                                                           Suite 100
                                                           Houston, TX 77046-1173

                                DOMESTIC EQUITY
AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Core Stock Fund/1/
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund/1/
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/2/
AIM Mid Cap Growth Fund
AIM Mid Cap Stock Fund/1/
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM S&P 500 Index Fund/1/
AIM Select Equity Fund
AIM Small Cap Equity Fund/3/
AIM Small Cap Growth Fund/4/
AIM Small Company Growth Fund/1/
AIM Total Return Fund*/1/
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund
AIM Weingarten Fund
*  Domestic equity and income fund
                          INTERNATIONAL/GLOBAL EQUITY
AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund/5/
AIM Global Aggressive Growth Fund
AIM Global Equity Fund/6/
AIM Global Growth Fund
AIM Global Value Fund
AIM International Core Equity Fund/1/
AIM International Emerging Growth Fund/7/
AIM International Growth Fund
AIM Trimark Fund
                                 SECTOR EQUITY
AIM Advantage Health Sciences Fund/1/
AIM Energy Fund/1/
AIM Financial Services Fund/1/
AIM Global Health Care Fund
AIM Gold & Precious Metals Fund/1/
AIM Health Sciences Fund/1/
AIM Leisure Fund/1/
AIM Multi-Sector Fund/1/
AIM Real Estate Fund
AIM Technology Fund/1/
AIM Utilities Fund/1/
                                 FIXED INCOME
TAXABLE
AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short Term Bond Fund
AIM Total Return Bond Fund
Premier U.S.Government Money Portfolio/1/
TAX-FREE
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund
                           AIM ALLOCATION SOLUTIONS
AIM Aggressive Allocation Fund
AIM Conservative Allocation Fund
AIM Moderate Allocation Fund
/1/ The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S.
     Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund.
/2/ As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor.
/3/ AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap
     Equity Fund, please contact your financial advisor.
/4/ AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth
     Fund, please contact your financial advisor.
/5/  AIM European Small Company Fund will close to new investors when net assets reach $500 million.
/6/ Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund.
/7/  AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million.
   If used after January 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.
A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $132 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $363 billion in assets under management. Data as of September 30, 2004.
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT THOROUGHLY BEFORE INVESTING.
 AIMINVESTMENTS.COM              I-HSC-SAR-1         A I M DISTRIBUTORS, INC.
                         [YOUR GOALS. OUR SOLUTIONS.]
                           - REGISTERED TRADEMARK -

      MUTUAL FUNDS               RETIREMENT                ANNUITIES          COLLEGE SEPARATELY OFFSHORE ALTERNATIVE    CASH
                                  PRODUCTS                                    SAVINGS  MANAGED   PRODUCTS INVESTMENTS MANAGEMENT
                                                                               PLANS   ACCOUNTS

                            [AIM INVESTMENTS LOGO]
                           - REGISTERED TRADEMARK -

                                                                     Appendix IV


                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS*
          of AIM Health Sciences Fund into AIM Global Health Care Fund
                                October 31, 2004
                                   (Unaudited)

                SHARES                                                                               MARKET VALUE
----------------------------------------                                                             ------------
       AIM          AIM            AIM                                                                    AIM

                                 GLOBAL
     HEALTH       GLOBAL         HEALTH                                                                  HEALTH
    SCIENCES    HEALTH CARE     CARE FUND                                                               SCIENCES
      FUND          FUND        PRO FORMA                                                                 FUND
                                COMBINING
=================================================================================================================
                                         DOMESTIC STOCKS & OTHER
                                          EQUITY INTERESTS - 53.15%
                                         BIOTECHNOLOGY - 7.61%
    855,700       740,000     1,595,700  Amgen Inc.                                 (a)              $ 48,603,760
-----------------------------------------------------------------------------------------------------------------
                                         Athersys Inc.-Pfd., Class F, Conv.
    416,667             -       416,667   (Acquired 04/17/00; Cost $5,000,000)      (a)(b)(c)(d)          595,833
-----------------------------------------------------------------------------------------------------------------
     70,000             -        70,000  Biogen Idec Inc.                           (a)                 4,071,200
-----------------------------------------------------------------------------------------------------------------
    200,000       165,100       365,100  Genzyme Corp.                              (a)(e)             10,494,000
-----------------------------------------------------------------------------------------------------------------
    181,500             -       181,500  Gilead Sciences, Inc.                      (a)                 6,285,346
-----------------------------------------------------------------------------------------------------------------
    103,055             -       103,055  Ingenex, Inc.-Pfd., Series B               (a)(b)(c)(d)                -
                                         (Acquired 09/27/94; Cost $600,000)
-----------------------------------------------------------------------------------------------------------------
    970,442             -       970,442  Isis Pharmaceuticals, Inc.                 (a)                 4,517,408
-----------------------------------------------------------------------------------------------------------------
          -        60,000        60,000  Protein Design Labs, Inc.                  (a)(e)                      -
=================================================================================================================
                                                                                                       74,567,547
=================================================================================================================

                                         HEALTH CARE DISTRIBUTORS - 0.09%
     13,200        11,300        24,500  Henry Schein, Inc.                         (a)                   834,636
=================================================================================================================

                                         HEALTH CARE EQUIPMENT - 14.02%
          -     1,500,000     1,500,000  ATS Medical, Inc.                          (a)(f)                      -
-----------------------------------------------------------------------------------------------------------------
    176,000       150,000       326,000  Bard (C.R.), Inc.                                              9,996,800
-----------------------------------------------------------------------------------------------------------------
    878,700             -       878,700  Baxter International Inc.                                     27,028,812
-----------------------------------------------------------------------------------------------------------------
          -        40,000        40,000  Beckman Coulter, Inc.                                                  -
-----------------------------------------------------------------------------------------------------------------
    300,000       650,000       950,000  Becton, Dickinson & Co.                    (e)                15,750,000
-----------------------------------------------------------------------------------------------------------------
          -        19,600        19,600  Fisher Scientific International Inc.       (a)                         -
-----------------------------------------------------------------------------------------------------------------
    113,025        96,350       209,375  Foxhollow Technologies, Inc.               (a)                 2,326,055
-----------------------------------------------------------------------------------------------------------------
    400,000             -       400,000  Guidant Corp.                                                 26,648,000
-----------------------------------------------------------------------------------------------------------------
    409,900             -       409,900  Hospira, Inc.                              (a)                13,079,909
-----------------------------------------------------------------------------------------------------------------
     92,000        80,600       172,600  IDEXX Laboratories, Inc.                   (a)                 4,585,280
-----------------------------------------------------------------------------------------------------------------
    138,424       117,500       255,924  IntraLase Corp.                            (a)                 2,661,894
-----------------------------------------------------------------------------------------------------------------
    530,000             -       530,000  Medtronic, Inc.                                               27,088,300
-----------------------------------------------------------------------------------------------------------------
     70,018       260,000       330,018  SonoSite, Inc.                             (a)                 2,022,470
-----------------------------------------------------------------------------------------------------------------
    360,000             -       360,000  St. Jude Medical, Inc.                     (a)                27,565,200
-----------------------------------------------------------------------------------------------------------------
     25,000             -        25,000  Varian, Inc.                               (a)                   912,000
-----------------------------------------------------------------------------------------------------------------
     37,900        32,100        70,000  Vnus Medical Technologies                  (a)(e)                569,637
-----------------------------------------------------------------------------------------------------------------
     65,794             -        65,794  Zimmer Holdings, Inc.                      (a)                 5,104,956
=================================================================================================================
                                                                                                      165,339,313
=================================================================================================================

                                         HEALTH CARE FACILITIES - 2.80%
    600,000       600,000     1,200,000  Community Health Systems Inc.              (a)                16,092,000
-----------------------------------------------------------------------------------------------------------------
    210,000       180,000       390,000  HCA, Inc.                                                      7,713,300
=================================================================================================================
                                                                                                       23,805,300
=================================================================================================================

                                         HEALTH CARE SERVICES - 2.30%
    150,000       129,500       279,500  Caremark Rx, Inc.                          (a)                 4,495,500
-----------------------------------------------------------------------------------------------------------------
    175,000       142,000       317,000  DaVita, Inc.                               (a)                 5,183,500
-----------------------------------------------------------------------------------------------------------------
    390,000     1,750,000     2,140,000  HMS Holdings Corp.                         (a)(f)              2,796,300
-----------------------------------------------------------------------------------------------------------------
    150,000             -       150,000  Medco Health Solutions, Inc.               (a)                 5,086,500
=================================================================================================================
                                                                                                       17,561,800
=================================================================================================================

                                         HEALTH CARE SUPPLIES - 0.77%
          -       100,000       100,000  Edwards Lifesciences Corp.                 (a)(e)                      -
-----------------------------------------------------------------------------------------------------------------
     70,000       422,500       492,500  Sola International Inc.                    (a)                 1,342,600
=================================================================================================================
                                                                                                        1,342,600
=================================================================================================================

                                         MANAGED HEALTH CARE - 3.57%
     91,000       120,000       211,000  Aetna Inc.                                                     8,645,000
-----------------------------------------------------------------------------------------------------------------
    600,000       500,000     1,100,000  PacifiCare Health Systems, Inc.            (a)                21,372,000
=================================================================================================================
                                                                                                       30,017,000
=================================================================================================================

                                         PHARMACEUTICALS - 21.99%
    120,000             -       120,000  Barr Pharmaceuticals, Inc.                 (a)                 4,518,000
-----------------------------------------------------------------------------------------------------------------
  1,173,300       430,000     1,603,300  Bristol-Myers Squibb Co.                   (e)                27,490,419
-----------------------------------------------------------------------------------------------------------------
    978,000       830,000     1,808,000  Forest Laboratories, Inc.                  (a)(e)             43,618,800
-----------------------------------------------------------------------------------------------------------------
    300,000       280,000       580,000  Impax Laboratories, Inc.                   (a)                 4,428,000
-----------------------------------------------------------------------------------------------------------------
    380,000       140,000       520,000  Johnson & Johnson                                             22,184,400
-----------------------------------------------------------------------------------------------------------------
     70,000       157,300       227,300  Medicis Pharmaceutical Corp.-Class A                           2,846,900
-----------------------------------------------------------------------------------------------------------------
  1,580,300     1,850,000     3,430,300  Pfizer Inc.                                                   45,749,685
-----------------------------------------------------------------------------------------------------------------
    600,000             -       600,000  Schering-Plough Corp.                                         10,866,000
-----------------------------------------------------------------------------------------------------------------
    641,635             -       641,635  Scimagix Inc.-Pfd., Series C
                                         (Acquired 05/24/01; Cost $1,350,000)       (a)(b)(c)(d)           32,082
-----------------------------------------------------------------------------------------------------------------
          -        67,200        67,200  Theravance, Inc.                           (a)                         -
-----------------------------------------------------------------------------------------------------------------
  1,257,000       839,000     2,096,000  Wyeth                                      (e)                49,840,050
=================================================================================================================
                                                                                                      211,574,336
=================================================================================================================
                                         Total Domestic Stocks & Other Equity
                                           Interests
                                         (Cost $792,225,223)                                          525,042,532
=================================================================================================================
                                         FOREIGN STOCKS & OTHER EQUITY
                                           INTERESTS - 35.73%
                                         CANADA - 0.73%
    379,100       348,814       727,914  QLT Inc. (Biotechnology)                   (a)(e)              6,312,015
=================================================================================================================


                                                       MARKET VALUE
                                           -------------------------------------
                                                 AIM                    AIM


                                                GLOBAL             GLOBAL HEALTH
                                              HEALTH CARE            CARE FUND
                                                 FUND                PRO FORMA
                                                                     COMBINING
===============================================================================
DOMESTIC STOCKS & OTHER
 EQUITY INTERESTS - 53.15%
BIOTECHNOLOGY - 7.61%
Amgen Inc.                                     $ 42,032,000      $   90,635,760
-------------------------------------------------------------------------------
Athersys Inc.-Pfd., Class F, Conv.
 (Acquired 04/17/00; Cost $5,000,000)                     -             595,833
-------------------------------------------------------------------------------
Biogen Idec Inc.                                          -           4,071,200
-------------------------------------------------------------------------------
Genzyme Corp.                                     8,662,797          19,156,797
-------------------------------------------------------------------------------
Gilead Sciences, Inc.                                     -           6,285,346
-------------------------------------------------------------------------------
Ingenex, Inc.-Pfd., Series B                              -                   -
(Acquired 09/27/94; Cost $600,000)
-------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.                                -           4,517,408
-------------------------------------------------------------------------------
Protein Design Labs, Inc.                         1,149,000           1,149,000
===============================================================================
                                                 51,843,797         126,411,344
===============================================================================

HEALTH CARE DISTRIBUTORS - 0.09%
Henry Schein, Inc.                                  714,499           1,549,135
===============================================================================

HEALTH CARE EQUIPMENT - 14.02%
ATS Medical, Inc.                                 5,160,000           5,160,000
-------------------------------------------------------------------------------
Bard (C.R.), Inc.                                 8,520,000          18,516,800
-------------------------------------------------------------------------------
Baxter International Inc.                                 -          27,028,812
-------------------------------------------------------------------------------
Beckman Coulter, Inc.                             2,380,000           2,380,000
-------------------------------------------------------------------------------
Becton, Dickinson & Co.                          34,125,000          49,875,000
-------------------------------------------------------------------------------
Fisher Scientific International Inc.              1,124,256           1,124,256
-------------------------------------------------------------------------------
Foxhollow Technologies, Inc.                      1,982,883           4,308,938
-------------------------------------------------------------------------------
Guidant Corp.                                             -          26,648,000
-------------------------------------------------------------------------------
Hospira, Inc.                                             -          13,079,909
-------------------------------------------------------------------------------
IDEXX Laboratories, Inc.                          4,017,104           8,602,384
-------------------------------------------------------------------------------
IntraLase Corp.                                   2,259,525           4,921,419
-------------------------------------------------------------------------------
Medtronic, Inc.                                           -          27,088,300
-------------------------------------------------------------------------------
SonoSite, Inc.                                    7,510,100           9,532,570
-------------------------------------------------------------------------------
St. Jude Medical, Inc.                                    -          27,565,200
-------------------------------------------------------------------------------
Varian, Inc.                                              -             912,000
-------------------------------------------------------------------------------
Vnus Medical Technologies                           482,463           1,052,100
-------------------------------------------------------------------------------
Zimmer Holdings, Inc.                                     -           5,104,956
===============================================================================
                                                 67,561,331         232,900,644
===============================================================================

HEALTH CARE FACILITIES - 2.80%
Community Health Systems Inc.                    16,092,000          32,184,000
-------------------------------------------------------------------------------
HCA, Inc.                                         6,611,400          14,324,700
===============================================================================
                                                 22,703,400          46,508,700
===============================================================================

HEALTH CARE SERVICES - 2.30%
Caremark Rx, Inc.                                 3,881,115           8,376,615
-------------------------------------------------------------------------------
DaVita, Inc.                                      4,206,040           9,389,540
-------------------------------------------------------------------------------
HMS Holdings Corp.                               12,547,500          15,343,800
-------------------------------------------------------------------------------
Medco Health Solutions, Inc.                              -           5,086,500
===============================================================================
                                                 20,634,655          38,196,455
===============================================================================

HEALTH CARE SUPPLIES - 0.77%
Edwards Lifesciences Corp.                        3,418,000           3,418,000
-------------------------------------------------------------------------------
Sola International Inc.                           8,103,550           9,446,150
===============================================================================
                                                 11,521,550          12,864,150
===============================================================================

MANAGED HEALTH CARE - 3.57%
Aetna Inc.                                       11,400,000          20,045,000
-------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.                  17,810,000          39,182,000
===============================================================================
                                                 29,210,000          59,227,000
===============================================================================

PHARMACEUTICALS - 21.99%
Barr Pharmaceuticals, Inc.                                -           4,518,000
-------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                         10,074,900          37,565,319
-------------------------------------------------------------------------------
Forest Laboratories, Inc.                        37,018,000          80,636,800
-------------------------------------------------------------------------------
Impax Laboratories, Inc.                          4,132,800           8,560,800
-------------------------------------------------------------------------------
Johnson & Johnson                                 8,173,200          30,357,600
-------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A              6,397,391           9,244,291
-------------------------------------------------------------------------------
Pfizer Inc.                                      53,557,500          99,307,185
-------------------------------------------------------------------------------
Schering-Plough Corp.                                     -          10,866,000
-------------------------------------------------------------------------------
Scimagix Inc.-Pfd., Series C
(Acquired 05/24/01; Cost $1,350,000)                      -              32,082
-------------------------------------------------------------------------------
Theravance, Inc.                                  1,140,384           1,140,384
-------------------------------------------------------------------------------
Wyeth                                            33,266,350          83,106,400
===============================================================================
                                                153,760,525         365,334,861
===============================================================================
Total Domestic Stocks & Other Equity
  Interests
(Cost $792,225,223)                             357,949,757         882,992,289
===============================================================================
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS - 35.73%
CANADA - 0.73%
QLT Inc. (Biotechnology)                          5,807,753          12,119,768
===============================================================================

                SHARES                                                                               MARKET VALUE
----------------------------------------                                                             ------------
       AIM          AIM            AIM                                                                    AIM

                                 GLOBAL
     HEALTH       GLOBAL         HEALTH                                                                  HEALTH
    SCIENCES    HEALTH CARE     CARE FUND                                                               SCIENCES
      FUND          FUND        PRO FORMA                                                                 FUND
                                COMBINING
=================================================================================================================
                                         DENMARK - 0.06%
                                         Novo Nordisk A.S.-Class B
          -        20,000        20,000    (Pharmaceuticals)                        (e)(g)           $          -
=================================================================================================================

                                         FRANCE - 6.91%
          -       890,800       890,800  Sanofi-Aventis (Pharmaceuticals)           (e)(g)                      -
-----------------------------------------------------------------------------------------------------------------
  1,352,000                   1,352,000  Sanofi-Aventis-ADR (Pharmaceuticals)       (e)                49,348,000
=================================================================================================================
                                                                                                       49,348,000
=================================================================================================================

                                         GERMANY - 0.19%
     24,000        20,000        44,000  Altana A.G. (Pharmaceuticals)              (g)                 1,217,666
-----------------------------------------------------------------------------------------------------------------
          -        20,000        20,000  Bayer A.G. (Diversified Chemicals)         (g)                         -
-----------------------------------------------------------------------------------------------------------------
          -        10,000        10,000  Schwarz Pharma A.G. (Pharmaceuticals)      (g)                         -
=================================================================================================================
                                                                                                        1,217,666
=================================================================================================================

                                         INDIA - 0.02%
          -        45,000        45,000  Wockhardt Ltd. (Pharmaceuticals)           (g)                         -
=================================================================================================================

                                         ISRAEL - 1.33%
                                         Teva Pharmaceutical Industries Ltd.-ADR
    642,380       204,700       847,080    (Pharmaceuticals)                                           16,701,880
=================================================================================================================

                                         JAPAN - 18.98%
  1,300,000     1,250,000     2,550,000  Eisai Co., Ltd. (Pharmaceuticals)          (g)                37,504,730
-----------------------------------------------------------------------------------------------------------------
                                         Fujisawa Pharmaceutical Co. Ltd.
  1,405,000     1,960,000     3,365,000    (Pharmaceuticals)                        (e)(g)             36,787,845
-----------------------------------------------------------------------------------------------------------------
                                         Kyorin Pharmaceutical Co., Ltd.
    100,000     1,175,000     1,275,000    (Pharmaceuticals)                        (e)(g)(h)           1,529,287
-----------------------------------------------------------------------------------------------------------------
                                         Santen Pharmaceutical Co., Ltd.
          -        50,000        50,000    (Pharmaceuticals)                        (e)                         -
-----------------------------------------------------------------------------------------------------------------
                                         Takeda Pharmaceutical Co. Ltd.
    560,000       650,000     1,210,000    (Pharmaceuticals)                        (g)                27,086,519
-----------------------------------------------------------------------------------------------------------------
                                         Yamanouchi Pharmaceutical Co., Ltd.
    982,000     1,050,000     2,032,000    (Pharmaceuticals)                        (e)(g)             36,115,635
=================================================================================================================
                                                                                                      139,024,016
=================================================================================================================

                                         NETHERLANDS - 0.17%
          -        35,000        35,000  Akzo Nobel N.V. (Diversified Chemicals)    (e)(g)                      -
-----------------------------------------------------------------------------------------------------------------
                                         Akzo Nobel N.V.-ADR (Diversified
     40,000             -        40,000    Chemicals)                                                   1,510,800
=================================================================================================================
                                                                                                        1,510,800
=================================================================================================================

                                         SWITZERLAND - 2.77%
     30,000             -        30,000  Alcon, Inc. (Health Care Supplies)                             2,136,000
-----------------------------------------------------------------------------------------------------------------
                   20,000        20,000  Novartis A.G. (Pharmaceuticals)            (g)                         -
-----------------------------------------------------------------------------------------------------------------
    465,000       200,000       665,000  Novartis A.G.-ADR (Pharmaceuticals)        (e)                22,324,650
-----------------------------------------------------------------------------------------------------------------
    106,995             -       106,995  Roche Holding A.G.                         (g)                10,987,503
=================================================================================================================
                                                                                                       35,448,153
=================================================================================================================

                                         UNITED KINGDOM - 4.57%
    999,000       800,000     1,799,000  GlaxoSmithKline PLC-ADR (Pharmaceuticals)  (e)                41,976,000
=================================================================================================================

                                         Total Foreign Stocks & Other Equity
                                           Interests                                                  291,538,530
                                          (Cost $513,799,811)
=================================================================================================================

                                         MONEY MARKET FUNDS - 10.60%
 64,738,558             -    64,738,558  Premier Portfolio                          (i)                64,738,558
-----------------------------------------------------------------------------------------------------------------
                                         Liquid Assets Portfolio-Institutional
          -    55,677,436    55,677,436    Class                                    (i)                         -
-----------------------------------------------------------------------------------------------------------------
          -    55,677,436    55,677,436  STIC Prime Portfolio-Institutional Class   (i)                         -
=================================================================================================================

                                         Total Money Market Funds
                                           (Cost $176,093,430)                                         64,738,558
=================================================================================================================

                                         TOTAL INVESTMENTS--99.48%  (EXCLUDING
                                         INVESTMENTS PURCHASED WITH CASH
                                         COLLATERAL FROM SECURITIES LOANED)
                                         (COST $1,482,118,464)                                        881,319,620
=================================================================================================================

                                         INVESTMENTS PURCHASED WITH CASH
                                         COLLATERAL FROM SECURITIES
                                         LOANED - 7.48%
  7,357,363             -     7,357,363  Premier Portfolio                          (i)(j)              7,357,363
-----------------------------------------------------------------------------------------------------------------
                                         Liquid Assets Portfolio-Institutional
          -    58,403,007    58,403,007    Class                                    (i)(j)                      -
-----------------------------------------------------------------------------------------------------------------
          -    58,403,007    58,403,007  STIC Prime Portfolio-Institutional Class   (i)(j)                      -
=================================================================================================================

                                         Total Money Market Funds (purchased with
                                         cash collateral from securities loaned)
                                         (Cost $124,163,377)                                            7,357,363
=================================================================================================================
                                         TOTAL INVESTMENTS
                                         (COST $1,606,281,841)--106.96%                               888,676,983
=================================================================================================================
                                         OTHER ASSETS LESS LIABILITIES--(6.96%)                        10,781,941
=================================================================================================================
                                         NET ASSETS--100.00%                                        $ 899,458,924
_________________________________________________________________________________________________________________
=================================================================================================================


                                                      MARKET VALUE
                                          -------------------------------------
                                                AIM                    AIM


                                               GLOBAL             GLOBAL HEALTH
                                             HEALTH CARE            CARE FUND
                                                FUND                PRO FORMA
                                                                    COMBINING
==============================================================================
DENMARK - 0.06%
Novo Nordisk A.S.-Class B
  (Pharmaceuticals)                            $ 1,000,271      $    1,000,271
==============================================================================

FRANCE - 6.91%
Sanofi-Aventis (Pharmaceuticals)                65,354,299          65,354,299
------------------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)                     -          49,348,000
==============================================================================
                                                65,354,299         114,702,299
==============================================================================

GERMANY - 0.19%
Altana A.G. (Pharmaceuticals)                    1,014,722           2,232,388
------------------------------------------------------------------------------
Bayer A.G. (Diversified Chemicals)                 570,221             570,221
------------------------------------------------------------------------------
Schwarz Pharma A.G. (Pharmaceuticals)              378,937             378,937
==============================================================================
                                                 1,963,880           3,181,546
==============================================================================

INDIA - 0.02%
Wockhardt Ltd. (Pharmaceuticals)                   327,127             327,127
==============================================================================

ISRAEL - 1.33%
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                              5,322,200          22,024,080
==============================================================================

JAPAN - 18.98%
Eisai Co., Ltd. (Pharmaceuticals)               36,062,240          73,566,970
------------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.
  (Pharmaceuticals)                             51,319,699          88,107,544
------------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                             17,969,120          19,498,407
------------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                907,115             907,115
------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)                             31,439,710          58,526,229
------------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                             38,616,514          74,732,149
==============================================================================
                                               176,314,398         315,338,414
==============================================================================

NETHERLANDS - 0.17%
Akzo Nobel N.V. (Diversified Chemicals)          1,324,773           1,324,773
------------------------------------------------------------------------------
Akzo Nobel N.V.-ADR (Diversified
  Chemicals)                                             -           1,510,800
==============================================================================
                                                 1,324,773           2,835,573
==============================================================================

SWITZERLAND - 2.77%
Alcon, Inc. (Health Care Supplies)                       -           2,136,000
------------------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)                    961,505             961,505
------------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)              9,602,000          31,926,650
------------------------------------------------------------------------------
Roche Holding A.G.                                       -          10,987,503
==============================================================================
                                                10,563,505          46,011,658
==============================================================================

UNITED KINGDOM - 4.57%
GlaxoSmithKline PLC-ADR (Pharmaceuticals)       33,920,000          75,896,000
==============================================================================

Total Foreign Stocks & Other Equity
  Interests
 (Cost $513,799,811)                           301,898,206         593,436,736
==============================================================================

MONEY MARKET FUNDS - 10.60%
Premier Portfolio                                        -          64,738,558
------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional
  Class                                         55,677,436          55,677,436
------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class        55,677,436          55,677,436
==============================================================================

Total Money Market Funds
  (Cost $176,093,430)                          111,354,872         176,093,430
==============================================================================

TOTAL INVESTMENTS--99.48%  (EXCLUDING
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED)
(COST $1,482,118,464)                          771,202,835       1,652,522,455
==============================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES
LOANED - 7.48%
Premier Portfolio                                        -           7,357,363
------------------------------------------------------------------------------
Liquid Assets Portfolio-Institutional
  Class                                         58,403,007          58,403,007
------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class        58,403,007          58,403,007
==============================================================================

Total Money Market Funds (purchased with
cash collateral from securities loaned)
(Cost $124,163,377)                            116,806,014         124,163,377
==============================================================================
TOTAL INVESTMENTS
(COST $1,606,281,841)--106.96%                 888,008,849       1,776,685,832
==============================================================================
OTHER ASSETS LESS LIABILITIES--(6.96%)        (126,358,232)       (115,576,291)
==============================================================================
NET ASSETS--100.00%                          $ 761,650,617      $1,661,109,541
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR                          American Depositary Receipt
Conv.                        Convertible
Pfd.                         Preferred

Notes to Schedule of Investments:

* As of October 31, 2004, all of the securities held by AIM Health Sciences Fund would comply with the compliance guidelines and/or investment restrictions of AIM Global Health Care Fund.

(a)      Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities for AIM Health Sciences Fund at October 31, 2004 was $627,915, which represented 0.07% of AIM Health Sciences Fund's Total Investments. The aggregate market value of all good faith fair valued securities at October 31, 2004 was $627,915, which represented 0.04% of the pro forma combining Total Investments of AIM Global Health Care Fund.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The AIM Global Health Care Fund has no rights to demand registration of these securities. The aggregate market value of these securities for AIM Health Sciences Fund at October 31, 2004 was $627,915, which represented 0.07% of AIM Health Sciences Fund's Net Assets. The aggregate market value of all unregistered securities at October 31, 2004 was $627,915, which represented 0.04% of the pro forma combining Net Assets of AIM Global Health Care Fund. These securities are considered to be illiquid.

(d)      Security considered venture capital.

(e) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.

(f) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of the securities for AIM Health Sciences Fund at October 31, 2004 was $2,796,300, which represented 0.31% of AIM Health Sciences Fund's Net Assets. The aggregate market value of the securities for AIM Global Health Care Fund at October 31, 2004 was $17,707,500, which represented 2.32% of AIM Global Health Care Fund's Net Assets. The aggregate market value of all affiliated securities at October 31, 2004 was $20,503,800 which represented 1.23% of the pro forma combining Net Assets of AIM Global Health Care Fund.

(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities for AIM Health Sciences Fund at October 31, 2004 was $151,229,185, which represented 17.02% of AIM Health Sciences Fund's Total Investments. The aggregate market value of these securities for AIM Global Health Care Fund at October 31, 2004 was $246,339,138, which represented 27.74% of AIM Global Health Care Fund's Total Investments. The aggregate market value of all foreign security fair valued securities at October 31, 2004 was $397,568,323, which represented 22.38% of the pro forma combining Total Investments of AIM Global Health Care Fund.

(h) Security considered to be illiquid. The market value of this security considered illiquid at October 31, 2004 represented 0.17% and 2.36% of the Net Assets of AIM Health Sciences Fund and AIM Global Health Care Fund, respectively. The aggregate market value of this security considered illiquid at October 31, 2004 represented 1.17% of the pro forma combining Net Assets of AIM Global Health Care Fund.

(i) Premier Portfolio, Liquid Assets Portfolio and STIC Prime Portfolio are affiliated with AIM Health Sciences Fund and AIM Global Health Care Fund by having the same investment advisor.

(j) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

              PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
          of AIM Health Sciences Fund into AIM Global Health Care Fund
                                October 31, 2004
                                   (Unaudited)

                                                                              AIM                                AIM
                                                              AIM            GLOBAL                      GLOBAL HEALTH CARE
                                                         HEALTH SCIENCES   HEALTH CARE                      FUND PRO FORMA
                                                              FUND            FUND          ADJUSTMENTS       COMBINING
                                                         ------------------------------------------------------------------
ASSETS:
Investments at market value *                             $813,784,762     $642,140,463     $         -     $1,455,925,225
(cost $768,428,387 - AIM Health Sciences Fund)
(cost $526,902,626 - AIM Global Health Care Fund)
(cost $1,295,331,013 - Pro Forma combining)
---------------------------------------------------------------------------------------------------------------------------
Investments in affiliates                                   74,892,221      245,868,386               -        320,760,607
(cost $74,742,457) - AIM Health Sciences Fund)
(cost $236,208,371 - AIM Global Health Care Fund)
(cost $310,950,828 - Pro Forma combining)
---------------------------------------------------------------------------------------------------------------------------
Total investments (cost $1,606,281,841 - Pro
  Forma combining)                                         888,676,983      888,008,849               -      1,776,685,832
---------------------------------------------------------------------------------------------------------------------------
Foreign currencies, at market value                          1,356,080          135,667               -          1,491,747
(cost $1,319,267 - AIM Health Sciences Fund)
(cost $134,863 - AIM Global Health Care Fund)
(cost $1,454,130 - Pro Forma combining)
---------------------------------------------------------------------------------------------------------------------------
Receivables for:
   Investments sold                                         36,888,162        1,797,494               -         38,685,656
---------------------------------------------------------------------------------------------------------------------------
   Fund shares sold                                             16,801          318,223               -            335,024
---------------------------------------------------------------------------------------------------------------------------
   Dividends and interest                                      585,650        1,140,421               -          1,726,071
---------------------------------------------------------------------------------------------------------------------------
   Investment for trustee deferred compensation
     and retirement plans                                      131,932           26,522               -            158,454
---------------------------------------------------------------------------------------------------------------------------
Other assets                                                         -           24,107               -             24,107
===========================================================================================================================
          Total assets                                     927,655,608      891,451,283               -      1,819,106,891
===========================================================================================================================

LIABILITIES:
Payables for:
   Investments purchased                                    19,462,126       10,622,353               -         30,084,479
   Fund shares reacquired                                      402,662        1,505,630               -          1,908,292
   Trustee deferred compensation and retirement plans          176,353           44,987               -            221,340
   Collateral upon return of securities loaned               7,357,363      116,806,014               -        124,163,377
Accrued distribution fees                                      326,569          402,909               -            729,478
Accrued transfer agent fees                                          -          297,684               -            297,684
Accrued trustees' fees                                               -            1,546               -              1,546
Accrued operating expenses                                     471,611          119,543               -            591,154
===========================================================================================================================
          Total liabilities                                 28,196,684      129,800,666               -        157,997,350
===========================================================================================================================
Net assets applicable to shares outstanding               $899,458,924     $761,650,617     $         -     $1,661,109,541
___________________________________________________________________________________________________________________________
===========================================================================================================================
Net assets consist of:
Shares of beneficial interest                             $917,849,043     $639,632,105     $         -     $1,557,481,148
---------------------------------------------------------------------------------------------------------------------------
Codistributed net investment income(loss)                   (3,137,596)         (32,833)    $         -         (3,170,429)
---------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain(loss) from investment
securities, foreigh currencies and option contracts        (60,739,872)      (2,886,893)    $         -        (63,626,765)
---------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investment securities,
foreign currencies and option contracts                     45,487,349      124,938,238     $         -        170,425,587
===========================================================================================================================
                                                          $899,458,924     $761,650,617     $         -     $1,661,109,541
___________________________________________________________________________________________________________________________
===========================================================================================================================
NET ASSETS:
Class A                                                   $  4,730,093     $550,319,461     $         -     $  555,049,554
___________________________________________________________________________________________________________________________
===========================================================================================================================
Class B                                                   $  2,088,851     $168,468,240     $         -     $  170,557,091
___________________________________________________________________________________________________________________________
===========================================================================================================================
Class C                                                   $  4,822,142     $ 42,862,916     $         -     $   47,685,058
___________________________________________________________________________________________________________________________
===========================================================================================================================
Class K                                                   $  3,214,797     $          -     $         -     $    3,214,797
___________________________________________________________________________________________________________________________
===========================================================================================================================
Investor Class                                            $884,603,041     $          -     $         -     $  884,603,041
___________________________________________________________________________________________________________________________
===========================================================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE (AIM HEALTH SCIENCES FUND):
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE (AIM GLOBAL HEALTH CARE FUND):
Class A                                                        100,501       20,861,275         301,171         21,162,446
___________________________________________________________________________________________________________________________
===========================================================================================================================
Class B                                                         45,105        6,996,792          86,754          7,083,546
___________________________________________________________________________________________________________________________
===========================================================================================================================
Class C                                                        107,854        1,778,970         200,137          1,979,107
___________________________________________________________________________________________________________________________
===========================================================================================================================
Class K                                                         70,304                -               -                  -
___________________________________________________________________________________________________________________________
===========================================================================================================================
Investor Class                                              18,812,968                -      33,533,154         33,533,154
___________________________________________________________________________________________________________________________
===========================================================================================================================

Class A:
   Net asset value per share                              $      47.07     $      26.38     $         -     $        26.38
---------------------------------------------------------------------------------------------------------------------------
   Offering price per share:
      (Net asset value of $47.07 / 94.50% - AIM
        Health Sciences Fund)                             $      49.81
      (Net asset value of $26.38 / 95.25% - AIM
        Global Health Care Fund)                                           $      27.70                     $        27.70
___________________________________________________________________________________________________________________________
===========================================================================================================================

Class B:
   Net asset value and offering price per share           $      46.31     $      24.08     $         -     $        24.08
___________________________________________________________________________________________________________________________
===========================================================================================================================
Class C:
   Net asset value and offering price per share           $      44.71     $      24.09     $         -     $        24.09
___________________________________________________________________________________________________________________________
===========================================================================================================================
Class K:
   Net asset value and offering price per share           $      45.73     $          -     $         -     $            -
___________________________________________________________________________________________________________________________
===========================================================================================================================
Investor Class:
   Net asset value and offering price per share           $      47.02     $          -     $         -     $        26.38
___________________________________________________________________________________________________________________________
===========================================================================================================================


* At October 31, 2004, securities with an aggregate market value of $7,129,834 and $113,934,954 were on loan to brokers for AIM Health Sciences Fund and AIM Global Health Care Fund, respectively.

SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
          of AIM Health Sciences Fund into AIM Global Health Care Fund
                      For the Year Ending October 31, 2004
                                   (Unaudited)

                                                                                                                         AIM
                                                                AIM                AIM                              GLOBAL HEALTH
                                                               HEALTH         GLOBAL HEALTH                           CARE FUND
                                                              SCIENCES             CARE                               PRO FORMA
                                                                FUND               FUND           ADJUSTMENTS         COMBINING
                                                            ---------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                   $   8,007,143      $  9,293,587      $           -      $  17,300,730
     (net of foreign withholding tax of
      $300,514 - AIM Health Sciences Fund)
     (net of foreign withholding tax of
      $437,521 - AIM Global Health Care Fund)
     (net of foreign withholding tax of
      $738,035 - Pro Forma combining)
----------------------------------------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds*                     696,626           802,009                  -          1,498,635
     (including securities lending income of
      $83,733 - AIM Health Sciences Fund)
     (including securities lending income of
      $165,924 - AIM Global Health Care Fund)
     (including securities lending income of
      $249,657 - Pro Forma combining)
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                           12,143                 -                  -             12,143
==================================================================================================================================
     Total investment income                                    8,715,912        10,095,596                  -         18,811,508
==================================================================================================================================
EXPENSES:
Advisory fees                                                   6,633,103         7,724,785         (3,324,910)        11,032,978
----------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                                      407,971           203,995           (186,004)           425,962
----------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                                    104,526           222,907                  -            327,433
----------------------------------------------------------------------------------------------------------------------------------
Distribution fees:
   Class A                                                         15,212         2,851,536           (855,461)         2,011,287
----------------------------------------------------------------------------------------------------------------------------------
   Class B                                                         21,413         1,843,216                  -          1,864,629
----------------------------------------------------------------------------------------------------------------------------------
   Class C                                                         63,293           453,485                  -            516,778
----------------------------------------------------------------------------------------------------------------------------------
   Class K                                                         13,942                 -                  -             13,942
----------------------------------------------------------------------------------------------------------------------------------
   Investor Class                                               2,497,987                 -                  -          2,497,987
----------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                             3,873,771         2,521,948         (1,276,895)         5,118,824
----------------------------------------------------------------------------------------------------------------------------------
Trustees' fees and retirement benefits                             24,542            26,832                  -             51,374
----------------------------------------------------------------------------------------------------------------------------------
Other                                                             715,495           550,074            (41,695)         1,223,874
==================================================================================================================================
     Total expenses                                            14,371,255        16,398,778         (5,684,965)        25,085,068
==================================================================================================================================
Less: Fees waived, expenses reimbursed and
 expense offset arrangements                                      (32,726)         (105,976)            28,601           (110,101)
==================================================================================================================================
     Net expenses                                              14,338,529        16,292,802         (5,656,364)        24,974,967
==================================================================================================================================
Net investment income (loss)                                   (5,622,617)       (6,197,206)         5,656,364         (6,163,459)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES, FOREIGN CURRENCIES, OPTION
   CONTRACTS AND SECURITIES SOLD SHORT:
Net realized gain (loss) from:
     Investment securities                                    166,197,157         4,638,281                  -        170,835,438
----------------------------------------------------------------------------------------------------------------------------------
     Foreign currencies                                        (1,335,831)          498,807                  -           (837,024)
----------------------------------------------------------------------------------------------------------------------------------
     Option contracts written                                           -        (2,910,195)                 -         (2,910,195)
==================================================================================================================================
                                                              164,861,326         2,226,893                  -        167,088,219
==================================================================================================================================
Net unrealized appreciation (depreciation) of:
     Investment securities                                   (102,193,235)       74,275,774                  -        (27,917,461)
----------------------------------------------------------------------------------------------------------------------------------
     Foreign currencies                                           (23,086)                -                               (23,086)
----------------------------------------------------------------------------------------------------------------------------------
     Option contracts written                                           -           143,763                  -            143,763
==================================================================================================================================
                                                             (102,216,321)       74,419,537                  -        (27,796,784)
==================================================================================================================================
Net gain from investment securities, foreign
 currencies, option contracts and securities sold short        62,645,005        76,646,430                  -        139,291,435
==================================================================================================================================
Net increase in net assets resulting from operations        $  57,022,388      $ 70,449,224      $   5,656,364      $ 133,127,976
==================================================================================================================================

* Dividends from affiliated money market funds are net of income rebate paid to securities lending counterparties.

SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
          OF AIM HEALTH SCIENCES FUND INTO AIM GLOBAL HEALTH CARE FUND
                                OCTOBER 31, 2004
                                   (UNAUDITED)

NOTE 1 - BASIS OF PRO FORMA PRESENTATION

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization (the "Plan") between AIM Health Sciences Fund and AIM Global Health Care Fund and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Plan would be accomplished by an exchange of shares of AIM Global Health Care Fund for the net assets of AIM Health Sciences Fund and the distribution of AIM Global Health Care Fund shares to AIM Health Sciences Fund shareholders. If the Plan were to have taken place at October 31, 2004, AIM Health Sciences Fund - Class A shareholders would have received 179,306 shares of AIM Global Health Care Fund - Class A shares, AIM Health Sciences Fund - Class B shareholders would have received 86,754 shares of AIM Global Health Care Fund - Class B shares, AIM Health Sciences Fund - Class C shareholders would have received 200,137 shares of AIM Global Health Care Fund - Class C shares, AIM Health Sciences Fund - Class K shareholders would have received 121,865 shares of AIM Global Health Care Fund - Class A shares and AIM Health Sciences Fund - Investor Class shareholders would have received 33,533,154 shares of AIM Global Health Care Fund - Investor Class shares.

The preparation of pro forma combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the pro forma combined financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PRO FORMA ADJUSTMENTS

(a) Under the terms of the investment advisory contract of AIM Global Health Care Fund the advisory fees based on pro forma combined assets for the year ended October 31, 2004 were $11,032,978. The advisory fees were adjusted to reflect the advisory fee rates in effect for AIM Global Health Care Fund. Correspondingly, advisory fees waivers have been adjusted to reflect the contractual agreement by the advisor to waive advisory fees for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York. The advisory fees will not exceed the following annual rates applied to the average daily net assets of the Fund: 0.75% of the first $250 million; 0.74% of the next $250 million; 0.73% of the next $500 million; 0.72% of the next $1.5 billion; 0.71% of the next $2.5 billion; 0.70% of the next $2.5 billion; 0.69% of the next $2.5 billion; and 0.68% of the excess over $10 billion.

Upon the closing date of the merger transaction, the advisory fee payable by AIM Global Health Care Fund will be permanently reduced to 0.75% of the first $350 million, plus 0.65% of the next $350 million, plus 0.55% of the next $1.3 billion, plus 0.45% of the next $2 billion, plus 0.40% of the next $2 billion, plus 0.375% of the next $2 billion, plus 0.35% of the Fund's average daily net assets in excess of $8 billion.

(b) Pursuant to the master administrative services agreement for AIM Global Health Care Fund, fees paid on pro forma combined assets for the year ended October 31, 2004 were $425,962. The administrative services fees were adjusted to reflect the fees in effect under the administrative services agreement for the AIM Global Health Care Fund.

(c) Pursuant to the terms of the master distribution agreement for Class A shares of the AIM Global Health Care Fund, the Fund pays AIM Distributors, Inc. a fee calculated at 0.35% of the average daily net assets of Class A shares. The Class A distribution fees on the pro forma combined assets for the year ended October 31, 2004 were $2,011,287 after the reorganization of Class K shares of AIM Health Sciences Fund into

Class A shares of AIM Global Health Care Fund. The distribution fees were adjusted to reflect the distribution rate paid in accordance with AIM Global Health Care Fund's Class A distribution agreement.

(d) Transfer agency fees were reduced by $1,276,895 for Class A, Class B, Class C, and Investor Class shares to reflect the fees on the pro forma combined number of open accounts under the transfer agency and service agreement for the AIM Global Health Care Fund.

(e) Other expenses were reduced by $41,695 to eliminate the effects of duplicative fixed costs of professional services fees, production of reports to shareholders, state registration minimums and other miscellaneous items.

NOTE 3 - MERGER COSTS

Merger costs related to the Plan are estimated at approximately $487,000 and because these are non recurring costs, they have not been included in the unaudited pro forma statement of operations. These costs represent the estimated expense of AIM Health Sciences Fund carrying out its obligation under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. AIM has agreed to pay 100% of these costs.

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification

         The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

         A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $55,000,000 limit of liability (an additional $10,000,000 coverage applies to independent directors/trustees only).

         Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

         Section 7 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the "Sub-Advisory Contract") between AIM and AIM Funds Management Inc. provides that the Sub-advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-advisor in the performance by the Sub-advisor of its duties or from reckless disregard by the Sub-advisor of its obligations and duties under the Sub-Advisory Contract.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered,

Item 16. Exhibits

1        -        (a) Amended and Restated Agreement and Declaration of Trust of
                  Registrant, dated May 15, 2002, incorporated herein by reference to Registrant's PEA No. 62 on Form N-1A, filed on
                  August 14, 2002.

         - (b) Amendment No. 1, dated May 15, 2002,(effective as of July 1, 2002), to Amended and Restated Agreement and Declaration of Trust of Registrant, incorporated herein by reference to Registrant's PEA No. 62 on Form N-1A, filed on August 14, 2002.

         - (c) Amendment No. 2, dated August 8, 2002, to Amended and Restated Agreement and Declaration of Trust of Registrant, incorporated herein by reference to Registrant's PEA No. 62 on Form N-1A, filed on August 14, 2002.

         - (d) Amendment No. 3, dated September 23, 2002, to Amended and Restated Agreement and Declaration of Trust of Registrant, incorporated herein by reference to Registrant's PEA No. 63 on Form N-1A, filed on February 20, 2003.

         - (e) Amendment No. 4, dated February 6, 2003 (effective as of February 28, 2002), to Amended and Restated Agreement and Declaration of Trust of Registrant, incorporated herein by reference to Registrant's PEA No. 63 on Form N-1A, filed on February 20, 2003.

         - (f) Amendment No. 5, dated June 11, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant, incorporated herein by reference to Registrant's PEA No. 64 on Form N-1A, filed on August 20, 2003.

         - (g) Amendment No. 6, dated June 23, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant, incorporated herein by reference to Registrant's PEA No. 64 on Form N-1A, filed on August 20, 2003.

         - (h) Amendment No. 7, dated June 11, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant, incorporated herein by reference to Registrant's PEA No. 64 on Form N-1A, filed on August 20, 2003.

         - (i) Amendment No. 8, dated September 16, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant, incorporated herein by reference to Registrant's PEA No. 65 on Form N-1A, filed on October 10, 2003.

         - (j) Amendment No. 9, dated December 10, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant, incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (k) Amendment No. 10, dated December 2, 2004, to Amended and Restated Agreement and Declaration of Trust of Registrant, incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (l) Amendment No. 11, dated February 25, 2005, to Amended and Restated Agreement and Declaration of Trust of Registrant, incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on March 1, 2005.

2        -        (a) Amended and Restated By-Laws of Registrant, adopted
                  effective May 15, 2002, incorporated herein by reference to Registrant's PEA No. 62 on Form N-1A, filed on August 14,
                  2002.

         - (b) First Amendment, adopted November 6, 2003, to Amended and Restated By-Laws of Registrant, incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (c) Second Amendment, adopted effective September 15, 2004, to Amended and Restated By-Laws of Registrant, incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

3        -        Voting Trust Agreements - None.

4        -        Form of Agreement and Plan of Reorganization by and among the
                  Registrant on behalf of AIM Global Health Care Fund, AIM
                  Sector Funds on behalf of AIM Health Sciences Fund and A I M
                  Advisors, Inc., is attached as Appendix I to the Combined
                  Proxy Statement Prospectus relating to AIM Health Sciences
                  Fund contained in this Registration Statement.

5        -        Articles II, VI, VII, VIII and IX of the Amended and Restated
                  Agreement and Declaration of Trust, as amended, and Articles
                  IV, V and VI, of the Amended and Restated By-Laws, as previously filed, define rights of holders of shares.

6   (a)  -        (a) Master Investment Advisory Agreement, dated September 11,
                  2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 59 on Form N-1A, filed on February 28, 2001.

         - (b) Amendment No. 1, dated September 1, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 60 on Form N-1A, filed on October 12, 2001.

         - (c) Amendment No. 2, dated December 28, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 61 on Form N-1A, filed on January 30, 2002.

         - (d) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 62 on Form N-1A, filed on August 14, 2002.

         - (e) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 63 on Form N-1A, filed on February 20, 2003.

         - (f) Amendment No. 5, dated November 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 63 on Form N-1A, filed on February 20, 2003.

         - (g) Amendment No. 6, dated February 28, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 63 on Form N-1A, filed on February 20, 2003.

         - (h) Amendment No. 7, dated June 23, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 64 on Form N-1A, filed on August 20, 2003.

         - (i) Amendment No. 8, dated November 3, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (j) Amendment No. 9, dated November 24, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31, 2004.

    (b)  -        Master Intergroup Sub-Advisory Contract for Mutual Funds,
                  dated November 4, 2003, between A I M Advisors, Inc. and AIM
                  Funds Management Inc.(12)

7   (a)  -        (a) Amended and Restated Master Distribution Agreement (all
                  classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 65 on Form N-1A, filed on October 10, 2003.

         - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (g) Amendment No. 6, dated January 6, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31, 2004.

         - (h) Amendment No. 7, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31, 2004.

         - (i) Amendment No. 8, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31, 2004.

         - (j) Amendment No. 9, dated September 14, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (k) Amendment No. 10, dated September 15, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (l) Amendment No. 11, dated October 15, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (m) Amendment No. 12, dated November 30, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (n) Amendment No. 13, dated December 30, 2004, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 71 on Form N-1A, filed on February 23, 2005.

         - (o) Amendment No. 14, dated February 23, 2005, to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on March 1, 2005.

         - (p) Form of Amendment No. 15, dated [April 29, 2005], to the Amended and Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on March 1, 2005.

    (b)  -        (a) Amended and Restated Master Distribution Agreement (Class
                  B shares) dated August 18, 2003, between Registrant and A I M
                  Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 65 on Form N-1A, filed on October 10,
                  2003.

         - (b) Amendment No. 1, dated October 1, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (c) Amendment No. 2, dated October 29, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (d) Amendment No. 3, dated November 3, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (e) Amendment No. 4, dated November 4, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (f) Amendment No. 5, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (g) Amendment No. 6, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (h) Amendment No. 7, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (i) Amendment No. 8, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed August 31, 2004.

         - (j) Amendment No. 9, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed August 31, 2004.

         - (k) Amendment No. 10, dated September 15, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (l) Amendment No. 11, dated October 15, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (m) Amendment No. 12, dated December 30, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 71 on Form N-1A, filed on February 23, 2005.

    (c)  -        Form of Selected Dealer Agreement between A I M Distributors,
                  Inc. and selected dealers incorporated herein by reference to Registrant's PEA No. 59 on Form N-1A, filed on February 28,
                  2001.

    (d)  -        Form of Bank Selling Group Agreement between A I M
                  Distributors, Inc. and banks incorporated herein by reference to Registrant's PEA No. 57 on Form N-1A, filed on February 22,
                  1999.

8   (a)  -        AIM Funds Retirement Plan for Eligible Directors/Trustees, as
                  restated October 1, 2001 incorporated herein by reference to Registrant's PEA No. 61 on Form N-1A, filed on January 30,
                  2002.

    (b)  -        Form of AIM Funds Director Deferred Compensation Agreement, as
                  amended, March 7, 2000, September 28, 2001 and September 26,
                  2002, incorporated herein by reference to Registrant's PEA No.
                  63 on Form N-1A, filed on February 20, 2003.

9   (a)  -        (a) Master Custodian Contract, dated May 1, 2000, between
                  Registrant and State Street Bank and Trust Company, incorporated by reference to Registrant's PEA No. 59 on Form
                  N-1A, filed on February 28, 2001.

         - (b) Amendment, dated May 1, 2000, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company, incorporated by reference to Registrant's PEA No. 59 on Form N-1A, filed on February 28, 2001.

         - (c) Amendment, dated June 29, 2001, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company, incorporated herein by reference to Registrant's PEA No. 61 on Form N-1A, filed on January 30, 2002.

         - (d) Amendment, dated April 2, 2002, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company, incorporated herein by reference to Registrant's PEA No. 62 on Form N-1A, filed on August 14, 2002.

         - (e) Amendment, dated September 8, 2004, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company, incorporated herein by reference to Registrant's PEA No. 71 on Form N-1A, filed on February 23, 2005.

    (b)  -        (a) Subcustodian Agreement, dated September 9, 1994, between
                  Registrant, Texas Commerce Bank National Association, State
                  Street Bank and Trust Company and A I M Fund Services, Inc.
                  (now known as AIM Investment Services, Inc.), incorporated by reference to Registrant's PEA No. 60 on Form N-1A, filed on
                  October 12, 2001.

         - (b) Amendment No. 1, dated October 2, 1998, to the Subcustodian Agreement, dated September 9, 1994, between Registrant, Chase Bank of Texas, N.A. (formerly Texas Commerce Bank National Association), State Street Bank and Trust Company and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.), incorporated by reference to Registrant's PEA No. 60 on Form N-1A, filed on October 12, 2001.

         - (c) Amendment No. 2, dated March 15, 2002, to the Subcustodian Agreement, dated September 9, 1994, between Registrant, JPMorgan Chase Bank (formerly Chase Bank of Texas, N.A., State Street Bank and Trust Company and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.), incorporated herein by reference to Registrant's PEA No. 62 on Form N-1A, filed on August 14, 2002.

    (c)  -        Subcustodian Agreement, dated January 20, 1993, between State
                  Street Bank and Trust Company and The Bank of New York incorporated herein by reference to Registrant's PEA No. 61 on Form N-1A, filed on January 30, 2002.

10  (a)  -        (a) Amended and Restated Master Distribution Plan (Class A
                  Shares), effective as of August 18, 2003 incorporated herein by reference to Registrant's PEA No. 65 on Form N-1A, filed on October 10, 2003.

         - (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares), incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31, 2004.

         - (h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares), incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31, 2004.

         - (i) Amendment No. 8, dated September 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares), incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (j) Amendment No. 9, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares), incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (k) Amendment No. 10, dated December 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares), incorporated herein by reference to Registrant's PEA No. 71 on Form N-1A, filed on February 23, 2005.

         - (l) Amendment No. 11, dated January 1, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class A Shares), incorporated herein by reference to Registrant's PEA No. 71 on Form N-1A, filed on February 23, 2005.

    (b)  -        (a) Amended and Restated Master Distribution Plan (Class B
                  Shares) (Securitization Feature), effective as of August 18,
                  2003, incorporated herein by reference to Registrant's PEA No.
                  65 on Form N-1A, filed on October 10, 2003.

         - (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31, 2004.

         - (h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31, 2004.

         - (i) Amendment No. 8, dated September 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (j) Amendment No. 9, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (k) Amendment No. 10, dated December 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature), incorporated herein by reference to Registrant's PEA No. 71 on Form N-1A, filed on February 23, 2005.

    (c)  -        (a) Amended and Restated Master Distribution Plan (Class C
                  Shares), effective as of August 18, 2003, incorporated herein by reference to Registrant's PEA No. 65 on Form N-1A, filed on October 10, 2003.

         - (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares) , incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares) , incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares), incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31, 2004.

         - (h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares), incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31, 2004.

         - (i) Amendment No. 8, dated September 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares), incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (j) Amendment No. 9, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares), incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (k) Amendment No. 10, dated December 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares), incorporated herein by reference to Registrant's PEA No. 71 on Form N-1A, filed on February 23, 2005.

    (d)  -        (a) Amended and Restated Master Distribution Plan (Class R
                  shares), effective as of August 18, 2003, incorporated herein by reference to Registrant's PEA No. 65 on Form N-1A, filed on October 10, 2003.

         - (b) Amendment No. 1, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares), incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (c) Amendment No. 2, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares) , incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (d) Amendment No. 3, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares) , incorporated herein by reference to Registrant's PEA No. 66 on Form N-1A, filed on February 25, 2004.

         - (e) Amendment No. 4, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares), incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31, 2004.

         - (f) Amendment No. 5, dated September 14, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares), incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

         - (g) Amendment No. 6, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares), incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

    (e)  -        (a) Amended and Restated Master Distribution Plan
                  (Compensation) between Registrant (Investor Class Plans) and
                  A I M Distributors, Inc. effective July 1, 2004, incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on March 1, 2005.

         - (b) Amendment No. 1, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Compensation) between Registrant (Investor Class Plans) and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on March 1, 2005.

         - (c) Amendment No. 2, dated November 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Compensation) between Registrant (Investor Class Plans) and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on March 1, 2005.

         - (d) Form of Amendment No. 3, dated [April 29, 2005], to the Registrant's Amended and Restated Master Distribution Plan (Compensation) between Registrant (Investor Class Plans) and A I M Distributors, Inc., incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on March 1, 2005.

    (f)  -        Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class A Shares), incorporated herein by reference to Registrant's PEA No. 64 on Form N-1A, filed on August 20, 2003.

    (g)  -        Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class C Shares), incorporated herein by reference to Registrant's PEA No. 64 on Form N-1A, filed on August 20, 2003.

    (h)  -        Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class R Shares), incorporated herein by reference to Registrant's PEA No. 64 on Form N-1A, filed on August 20, 2003.

    (i)  -        Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Compensation) (Investor Class
                  Shares), incorporated herein by reference to Registrant's PEA
                  No. 72 on Form N-1A, filed on March 1, 2005.

    (j)  -        Sixth Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds(R), effective December 12, 2001, as amended and restated March 4, 2002, as amended and restated October
                  31, 2002, as further amended and restated effective July 21, 2003 and as further amended and restated effective August 18, 2003, and as amended and restated May 12, 2004 and as further amended and restated February 25, 2005, incorporated herein by reference to Registrant's PEA No. 72 on Form N-1A, filed on
                  March 1, 2005.

11       -        Opinion of Counsel and Consent of Ballard Spahr Andrews &
                  Ingersoll, LLP, as to the legality of the securities being registered is filed herewith electronically.

12       -        Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders will be filed as part of a Post-Effective Amendment to a Registration
                  Statement on Form N-1A.

13  (a)  -        Transfer Agency and Service Agreement, dated July 1, 2004, between Registrant and AIM Investment Services, Inc., incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31, 2004.

    (b)  -        (a) Amended and Restated Master Administrative Services
                  Agreement, dated July 1, 2004, between Registrant and A I M
                  Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31,
                  2004.

         - (b) Amendment No. 1, dated December 2, 2004, to the Amended and Restated Master Administrative Services Agreement, incorporated herein by reference to the Registrant's PEA No. 70 on Form N-1A, filed on December 23, 2004.

    (c)  -        Memorandum of Agreement, regarding securities lending, dated
                  October 29, 2003, between Registrant (on behalf of all Funds) and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 71 on Form N-1A, filed on February 23,
                  2005.

    (d)  -        Memorandum of Agreement, regarding expense limitations, dated
                  January 1, 2005, between Registrant (on behalf of AIM
                  Developing Markets Fund, AIM Trimark Endeavor, AIM Trimark
                  Fund and AIM Trimark Small Company Fund) and A I M Advisors,
                  Inc., incorporated herein by reference to Registrant's PEA No.
                  71 on Form N-1A, filed on February 23, 2005.

    (e)  -        Memorandum of Agreement, regarding expense limitations, dated
                  January 1, 2005, between Registrant (on behalf of each Fund's
                  Institutional Class) and AIM Investment Services, Inc., incorporated herein by reference to Registrant's PEA No. 71 on Form N-1A, filed on February 23, 2005.

    (f)  -        Memorandum of Agreement dated January 1, 2005, between
                  Registrant (on behalf of all Funds) and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 71 on Form N-1A, filed on February 23, 2005.

    (g)  -        (a) Interfund Loan Agreement, dated September 18, 2001,
                  between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 60 on Form N-1A, filed on October 12, 2001.

         - (b) Second Amended and Restated Interfund Loan Agreement dated April 30, 2004 between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant's PEA No. 71 on Form N-1A, filed on February 23, 2005.

    (h)  -        Expense Reimbursement Agreement, dated June 30, 2003, between
                  Registrant and A I M Fund Services, Inc. (now known as AIM
                  Investment Services, Inc.), incorporated herein by reference to Registrant's PEA No. 67 on Form N-1A, filed on August 31,
                  2004.

14       -        Consent of PricewaterhouseCoopers LLP is filed herewith.

15       -        Omitted Financial Statements - None.

16       -        Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden,
                  Dunn, Fields, Frischling, Graham, Lewis, Mathai-Davis,
                  Pennock, Quigley, Soll and Williamson, incorporated herein by reference to Registrant's PEA No. 70 on Form N-1A, filed on
                  December 23, 2004.

17       -        Form of Proxy relating to the Special Meeting of Shareholders of AIM Health Sciences Fund is filed herewith.

Item 17 Undertakings

         (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (c) The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a post-effective amendment to this registration statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 31st day of March, 2005.

                                    REGISTRANT: AIM INVESTMENT FUNDS

                                    By: /s/ Robert H. Graham
                                        --------------------------
                                        Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----

              /s/ Robert H. Graham                               Trustee & President                  March 31, 2005
         -----------------------------------                (Principal Executive Officer)
               (Robert H. Graham)

              /s/ Bob R. Baker*                                        Trustee                        March 31, 2005
         -----------------------------------
                 (Bob R. Baker)

              /s/ Frank S. Bayley*                                     Trustee                        March 31, 2005
         -----------------------------------
                (Frank S. Bayley)

              /s/ James T. Bunch*                                      Trustee                        March 31, 2005
         -----------------------------------
                (James T. Bunch)

              /s/ Bruce L. Crockett*                               Chair & Trustee                    March 31, 2005
         -----------------------------------
               (Bruce L. Crockett)

              /s/ Albert R. Dowden*                                    Trustee                        March 31, 2005
         -----------------------------------
               (Albert R. Dowden)

              /s/ Edward K. Dunn, Jr.*                                 Trustee                        March 31, 2005
         -----------------------------------
              (Edward K. Dunn, Jr.)

              /s/ Jack M. Fields*                                      Trustee                        March 31, 2005
         -----------------------------------
                (Jack M. Fields)

              /s/ Carl Frischling*                                     Trustee                        March 31, 2005
         -----------------------------------
                (Carl Frischling)

              /s/ Gerald J. Lewis*                                     Trustee                       March 31, 2005
         -----------------------------------
                (Gerald J. Lewis)

              /s/ Prema Mathai-Davis*                                  Trustee                       March 31, 2005
         -----------------------------------
              (Prema Mathai-Davis)

              /s/ Lewis F. Pennock*                                    Trustee                       March 31, 2005
         -----------------------------------
               (Lewis F. Pennock)

              /s/ Ruth H. Quigley*                                     Trustee                       March 31, 2005
         -----------------------------------
               (Ruth H. Quigley)

              /s/ Larry Soll*                                          Trustee                       March 31, 2005
         -----------------------------------
                  (Larry Soll)

              /s/ Mark H. Williamson*                                 Trustee &                      March 31, 2005
         -----------------------------------                  Executive Vice President
             (Mark H. Williamson)

              /s/ Sidney M. Dilgren                          Vice President & Treasurer              March 31, 2005
         -----------------------------------                  (Principal Financial and
              (Sidney M. Dilgren)                                Accounting Officer)

  *By        /s/ Robert H. Graham                                                                    March 31, 2005
         -----------------------------------
                Robert H. Graham
                Attorney-in-Fact

* Robert H. Graham, pursuant to powers of attorney dated November 16, 2004.

                                      INDEX


Exhibit
Number            Description
------            -----------
11                Opinion of Counsel and Consent of Ballard Spahr Andrews &
                  Ingersoll, LLP as to the legality of the securities being
                  registered

14                Consent of PricewaterhouseCoopers LLP

17                Form of Proxy